                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   Form N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                   Investment Company Act file number: 811-214

                           SENTINEL GROUP FUNDS, INC.
               (Exact name of registrant as specified in charter)

                 National Life Drive, Montpelier, Vermont 05604
               (Address of principal executive offices)(zip code)

                            Sentinel Advisors Company
                 National Life Drive, Montpelier, Vermont 05604
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (802) 229-3900

Date of fiscal year end: November 30

Date of reporting period: December 1, 2003 - May 31, 2004

ITEM 1. REPORTS TO SHAREHOLDERS

                                 Sentinel Funds

                               Semi-Annual Report

                                  May 31, 2004

                                    [GRAPHIC]

[LOGO] Sentinel Group Funds, Inc. (SGF)

       Sentinel Pennsylvania
       Tax-Free Trust (PA)

       National Life Drive,
       Montpelier, Vermont 05604

       (800) 282-FUND (3863)

--------------------------------------------------------------------------------
Table of Contents

  2   Message to Shareholders
  3   Understanding your Sentinel Funds Financial Statements
  4   Fund Performance
  5   Actual and Hypothetical Expenses for Comparison Purposes
  8   Sentinel Flex Cap Opportunity Fund
 13   Sentinel Small Company Fund
 18   Sentinel Mid Cap Growth Fund
 23   Sentinel Core Mid Cap Fund
 27   Sentinel International Equity Fund
 32   Sentinel Growth Index Fund
 37   Sentinel Common Stock Fund
 42   Sentinel Balanced Fund
 48   Sentinel High Yield Bond Fund
 55   Sentinel Capital Markets Income Fund
 63   Sentinel Bond Fund
 68   Sentinel Tax-Free Income Fund
 72   Sentinel New York Tax-Free Income Fund
 76   Sentinel Pennsylvania Tax-Free Trust
 80   Sentinel Government Securities Fund
 84   Sentinel Short Maturity Government Fund
 91   Sentinel U.S. Treasury Money Market Fund
 94   Notes to Financial Statements
101   Information and Services for Shareholders
104   Directors/Trustees and Officers
108   A Brief History

On the cover:

The Power House Bridge, Johnson, Vermont, built 1870.

                             Message to Shareholders

     [PHOTO]             [PHOTO]

Thomas H. MacLeay   Kenneth R. Ehinger
Chairman            President

Dear Shareholder:

We are pleased to submit our semi-annual report for the six months ended May 31, 2004.

The Economy

After surging forward at an 8% rate during the third quarter of 2003, real GDP growth appears to have settled in at a very respectable 4-5% rate of growth in the first half of 2004. This strong pace is now being confirmed by impressive gains in new jobs and by solid corporate profit growth.

     The increase in new jobs has helped to put the economic recovery on a self-sustaining course as real disposable income continues to grow at about 4% which, in turn, supports additional spending by consumers. While interest rates have ticked higher during the last six months in response to fears of higher commodity prices (especially energy prices), they still appear to be low enough to allow for solid results in the housing and auto industries. Affordability measures for housing remain at high levels.

     Corporations are seeing the benefits of cost cutting that was completed in prior years, and they are also benefiting from continued gains in productivity. Corporate profits were up 27% in the first quarter of 2004, far exceeding earlier estimates calling for gains of 19-20%. Analysts' estimates for the second quarter and the full year are still being revised upward. As we approach the reporting period for second quarter earnings, pre-announcements of earnings are running slightly more positive than in the last few quarters. Corporate profits overall are already at an all-time high on an absolute basis, and are also near record levels as a percentage of GDP.

The Financial Markets

Equities

The stock market started the new fiscal year on a strong note, gaining over 7% (as measured by the S&P 500 Index) in the December-January period.

     The market anticipated correctly that earnings reports for the fourth quarter of 2003 and the first quarter of 2004 would be very strong.

     Since the end of January, however, the market has moved sideways as a result of a number of news events that have kept the focus off the economy. Among these were fears that: 1) the Federal Reserve might need to raise interest rates, 2) higher energy prices might cut off the recovery, 3) the Chinese government would engineer a slowdown in its economy that would impact the U.S. economy, and 4) the pace of progress in Iraq was getting bogged down and the implications that might have for the outcome of our presidential election.

     After leading the market higher in 2003, riskier stocks lagged from January to March. The best-performing sectors during this time were defensive groups such as health care, financials, and energy stocks. Following the release of the strong employment report in early April, leadership shifted to the more cyclical sectors of the market and investors became more willing to assume risk.

     Our feeling is that the underlying economic fundamental trends remain strong. Barring any unforeseen events, we expect corporate profits to be up 15-20% this year and another 10% or so next year. Higher interest rates could put a cap on price earnings multiples in the second half of the year, but we expect earnings gains to overcome this headwind and produce solid gains for equities.

Fixed Income

The bond market has gone from pricing in no Fed action in 2004, to factoring in at least a 50-basis point rate hike this summer. The market has been completely focused on non-farm employment payroll trends all year and, with its recent strong growth and subsequent revisions, participants now expect the commencement of a new tightening cycle in June. The questions the bond market is wrestling with now are: What is a "neutral" Federal Funds Rate? And how soon will it get there?

     Recently, interest rates have risen sharply, wiping out the market's good first-quarter total return performance. Until the Federal Reserve indicates where it intends to take the Federal Funds Rate, the bond market should trade defensively. Since reducing the interest-rate sensitivity of our fixed-income funds during the first quarter of 2004, we have been focusing on income-oriented securities, namely mortgage-backed securities and corporate bonds, as we ride out the bond market's storm.

     We appreciate your support and look forward to continuing to help you achieve your long term goals.

Sincerely,


/s/ Thomas H. MacLeay
---------------------------------
Thomas H. MacLeay
Chairman


/s/ Kenneth R. Ehinger
---------------------------------
Kenneth R. Ehinger
President

             Understanding your Sentinel Funds Financial Statements

(1) Schedule of Investment in Securities

This schedule shows you which investments your fund owned on the last day of the reporting period. The schedule includes:

     .    a list of each investment
     .    the number of shares/par amount of each stock, bond or short-term note
     .    the market value of each investment
     .    the percentage of investments in each industry
     .    the percent and dollar breakdown of each category

(2) Statement of Assets and Liabilities

This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund's net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

     Net Assets are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses); and finally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

(3) Statement of Operations

This statement breaks down how each fund's net assets changed during the period as a result of the fund's operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions. Fund operations include:

     .    income earned from investments
     .    management fees and other expenses
     . gains or losses from selling investments (known as realized gains or losses)
     . gains or losses on current fund holdings (known as unrealized appreciation or depreciation)

(4) Statement of Changes in Net Assets

These statements show how each fund's net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of:

     . operations - a summary of the Statement of Operations for the most recent period
     .    distributions - income and gains distributed to shareholders
     . capital share transactions - shareholders' purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

(5) Financial Highlights

These statements itemize current period activity and statistics and provide comparison data for the last five fiscal years (or less if the fund or class is not five years old). On a per-share basis, it includes:

     .    share price at the beginning of the period
     .    investment income and capital gains or losses
     .    income and capital gains distributions paid to shareholders
     .    share price at the end of the period

It also includes some key statistics for the period:

     . total return - the overall percentage return of the fund, assuming reinvestment of all distributions
     . expense ratio - operating expenses as a percentage of average net assets
     . net income ratio - net investment income as a percentage of average net assets
     . portfolio turnover - the percentage of the portfolio that was replaced during the period.

                                Fund Performance

Performance data for each Sentinel Fund share class is provided in this table. Financial data is contained in the following pages.

                                                                        For the period from
                                                                     12/01/03 through 05/31/04
                                                          -----------------------------------------------
                                                           05/31/04
                                                          Net Asset                  Capital
Sentinel                             Fund        Nasdaq   Value Per     Income         Gain        Total
Fund                                 Class       Symbol     Share     Dividends   Distributions   Return*
---------------------------------------------------------------------------------------------------------
Flex Cap Opportunity              "A" Shares      SCOAX     $ 4.45     $    --      $  --           2.77%
                                  -----------------------------------------------------------------------
                                  "B" Shares      SFCBX       4.25          --         --           2.16
                                  -----------------------------------------------------------------------
                                  "C" Shares      SFOCX       4.27          --         --           2.15
---------------------------------------------------------------------------------------------------------
Small Company                     "A" Shares      SAGWX       7.17          --       0.09           7.77
                                  -----------------------------------------------------------------------
                                  "B" Shares      SESBX       6.41          --       0.09           7.31
                                  -----------------------------------------------------------------------
                                  "C" Shares      SSCOX       6.97          --       0.09           7.34
---------------------------------------------------------------------------------------------------------
Mid Cap Growth                    "A" Shares      SNTNX      14.24          --         --           4.40
                                  -----------------------------------------------------------------------
                                  "B" Shares      SMGBX      13.23          --         --           3.85
                                  -----------------------------------------------------------------------
                                  "C" Shares      SMGCX      13.48          --         --           3.61
---------------------------------------------------------------------------------------------------------
Core Mid Cap                      "A" Shares **   SCRRX      20.70          --         --           3.50
                                  -----------------------------------------------------------------------
                                  "B" Shares **   SCBRX      20.68          --         --           3.40
                                  -----------------------------------------------------------------------
                                  "C" Shares **   SCCRX      20.68          --         --           3.40
---------------------------------------------------------------------------------------------------------
International Equity              "A" Shares      SWRLX      15.06        0.14         --          10.04
                                  -----------------------------------------------------------------------
                                  "B" Shares      SEWBX      14.80          --         --           9.39
                                  -----------------------------------------------------------------------
                                  "C" Shares      SWFCX      14.85          --         --           9.27
---------------------------------------------------------------------------------------------------------
Growth Index                      "A" Shares      SIDAX      14.40        0.09         --           4.86
                                  -----------------------------------------------------------------------
                                  "B" Shares      SBGRX      13.99          --         --           4.40
                                  -----------------------------------------------------------------------
                                  "C" Shares      SGICX      13.34          --         --           3.89
---------------------------------------------------------------------------------------------------------
Common Stock                      "A" Shares      SENCX      29.71        0.07       2.13           7.38
                                  -----------------------------------------------------------------------
                                  "B" Shares      SNCBX      29.32          --       2.13           6.87
                                  -----------------------------------------------------------------------
                                  "C" Shares      SCSCX      29.26          --       2.13           6.85
---------------------------------------------------------------------------------------------------------
Balanced                          "A" Shares      SEBLX      16.20        0.14       0.36           5.10
                                  -----------------------------------------------------------------------
                                  "B" Shares      SEBBX      16.26        0.08       0.36           4.71
                                  -----------------------------------------------------------------------
                                  "C" Shares      SBACX      16.22        0.07       0.36           4.64
                                  -----------------------------------------------------------------------
                                  "D" Shares      SBLDX      16.14        0.08       0.36           4.74
---------------------------------------------------------------------------------------------------------
High Yield                        "A" Shares      SEHYX       8.02        0.29         --           1.34
                                  -----------------------------------------------------------------------
                                  "B" Shares      SYLBX       8.01        0.26         --           0.94
                                  -----------------------------------------------------------------------
                                  "C" Shares      SHBCX       8.08        0.25         --           0.82
---------------------------------------------------------------------------------------------------------
Capital Markets Income            "A" Shares      SECMX      11.22        0.24       0.00 ***       1.84
                                  -----------------------------------------------------------------------
                                  "B" Shares      SMKBX      11.20        0.19       0.00 ***       1.39
                                  -----------------------------------------------------------------------
                                  "C" Shares      SMKCX      11.21        0.20       0.00 ***       1.46
---------------------------------------------------------------------------------------------------------
Bond                              "A" Shares      SNBDX       6.14        0.15         --           1.06
                                  -----------------------------------------------------------------------
                                  "B" Shares      SEDBX       6.16        0.12         --           0.45
---------------------------------------------------------------------------------------------------------
Tax-Free Income                   "A" Shares      SETIX      13.12        0.22       0.04          -1.11
---------------------------------------------------------------------------------------------------------
New York Tax-Free Income          "A" Shares      SYIAX      12.22        0.23         --          -0.89
---------------------------------------------------------------------------------------------------------
Pennsylvania Tax-Free Trust       "A" Shares      SPATX      12.95        0.21         --          -1.27
---------------------------------------------------------------------------------------------------------
Government Securities             "A" Shares      SEGSX      10.28        0.23         --           1.21
---------------------------------------------------------------------------------------------------------
Short Maturity Government         "A" Shares      SSIGX       9.40        0.21         --           0.76
---------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market        "A" Shares      SNTXX       1.00      0.0010         --           0.10
                                  -----------------------------------------------------------------------
                                  "B" Shares      SUBXX       1.00      0.0002         --           0.02
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Standard & Poor's 500 +                                         --          --         --           6.79
---------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index ++                                  --          --         --           0.60
---------------------------------------------------------------------------------------------------------
Lehman Municipal Bond Index +++                                 --          --         --          -0.22
---------------------------------------------------------------------------------------------------------

* Total return is computed assuming the reinvestment of dividends and capital gain distributions using net asset values without regard to sales charges. Performance shown represents past performance and does not guarantee future results; current performance may be higher or lower than that shown. Investment return and principal value will vary so that you may have a gain or loss when you sell shares. Read the prospectus and consider carefully a fund's objectives, risks, charges and expenses before investing.
**   Commenced operations March 25, 2004.
***  Represents less than $.005 of average daily shares outstanding.
+    An unmanaged index of stocks reflecting average prices in the stock market.
++   An unmanaged index of bonds reflecting average prices in the bond market.
+++ An unmanaged index of bonds reflecting average prices in the municipal bond market.

            Actual and Hypothetical Expenses for Comparison Purposes

Example

As a shareholder of one or more of the Sentinel Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. The example for each share class is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/01/03 through 05/31/04.

Actual Expenses

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid from 12/01/03 through 05/31/04" to estimate the expenses you paid on your account during this period.

.. Certain Account Fees and Minimum Account Size

Certain participant accounts are subject to the following recurring annual fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period and the actual expenses for the period will be higher. Due to the expense of maintaining accounts with small balances, we reserve the right to charge an annual maintenance fee of up to $25 to any account that has a current value less than $1,000 and that has been open for at least 24 months.

     This fee will be deducted automatically from each participant account in June of each year unless it is prepaid.

.. Miscellaneous Recurring Fee

AG&T Custodial Accounts -
Annual Custodial Fee per Social Security Number   $15.00

.. Recurring Fees for Services for Employee Benefit Plans

Sentinel Service offers participant record keeping services to employer sponsored retirement plans such as 401(k), pension or profit sharing plans. Services include the ability to support valuation plans with internet and automated telephone services with access to plan and participant level information for the sponsor, plan participants, plan administrators and registered representatives.

     Plans which elect to utilize the services will be assessed an annual service fee for each participant account, in the amounts shown below.

Average Account Value                              Fee Per Participating Account
$0 - $1,000...............................................................$20.00
$1000 - $2,999............................................................$10.00
$3,000 and over...........................................................No Fee

Hypothetical Example for Comparison Purposes

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the share class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a specific Sentinel Fund share class to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As with actual account values and expenses, the hypothetical account values and expenses shown in the table do not reflect any of the recurring fees outlined above. If your account is subject to such fees, then the hypothetical account values at the end of the period shown and the hypothetical expenses paid for the period should be increased before comparing these amounts to the corresponding amounts for other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual and hypothetical expenses for each Sentinel Fund share class are provided in this table. More detailed expense data is contained in the following pages.

--------------------------------------------------------------------------------------------------------------------------
                                                                         Beginning    Ending                 Expenses Paid
                                                    Total                 Account     Account   Annualized    from 12/1/03
                                                    Return                 Value       Value      Expense       through
Sentinel Fund          Fund Class                 Description             12/01/03   05/31/04      Ratio        5/31/04*
--------------------------------------------------------------------------------------------------------------------------
Flex Cap Opportunity   "A" Shares                   Actual                 $1,000     $1,028       1.79%          $ 9
                                      Hypothetical (5% before expenses)     1,000      1,032       1.79%            9
                       ---------------------------------------------------------------------------------------------------
                       "B" Shares                   Actual                  1,000      1,022       2.91%           15
                                      Hypothetical (5% before expenses)     1,000      1,021       2.91%           15
                       ---------------------------------------------------------------------------------------------------
                       "C" Shares                   Actual                  1,000      1,022       2.94%           15
                                      Hypothetical (5% before expenses)     1,000      1,021       2.94%           15
--------------------------------------------------------------------------------------------------------------------------
Small Company          "A" Shares                   Actual                  1,000      1,078       1.12%            6
                                      Hypothetical (5% before expenses)     1,000      1,039       1.12%            6
                       ---------------------------------------------------------------------------------------------------
                       "B" Shares                   Actual                  1,000      1,073       2.09%           11
                                      Hypothetical (5% before expenses)     1,000      1,029       2.09%           11
                       ---------------------------------------------------------------------------------------------------
                       "C" Shares                   Actual                  1,000      1,073       1.98%           10
                                      Hypothetical (5% before expenses)     1,000      1,030       1.98%           10
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth         "A" Shares                   Actual                  1,000      1,044       1.28%            7
                                      Hypothetical (5% before expenses)     1,000      1,037       1.28%            6
                       ---------------------------------------------------------------------------------------------------
                       "B" Shares                   Actual                  1,000      1,038       2.29%           12
                                      Hypothetical (5% before expenses)     1,000      1,027       2.29%           12
                       ---------------------------------------------------------------------------------------------------
                       "C" Shares                   Actual                  1,000      1,036       2.76%           14
                                      Hypothetical (5% before expenses)     1,000      1,022       2.76%           14
--------------------------------------------------------------------------------------------------------------------------
Core Mid Cap           "A" Shares **                Actual                  1,000      1,035       1.44%            7
                                      Hypothetical (5% before expenses)     1,000      1,036       1.44%            7
                       ---------------------------------------------------------------------------------------------------
                       "B" Shares **                Actual                  1,000      1,034       2.52%           13
                                      Hypothetical (5% before expenses)     1,000      1,025       2.52%           13
                       ---------------------------------------------------------------------------------------------------
                       "C" Shares **                Actual                  1,000      1,034       2.25%           11
                                      Hypothetical (5% before expenses)     1,000      1,027       2.25%           11
--------------------------------------------------------------------------------------------------------------------------
International Equity   "A" Shares                   Actual                  1,000      1,100       1.32%            7
                                      Hypothetical (5% before expenses)     1,000      1,037       1.32%            7
                       ---------------------------------------------------------------------------------------------------
                       "B" Shares                   Actual                  1,000      1,094       2.49%           13
                                      Hypothetical (5% before expenses)     1,000      1,025       2.49%           13
                       ---------------------------------------------------------------------------------------------------
                       "C" Shares                   Actual                  1,000      1,093       2.72%           14
                                      Hypothetical (5% before expenses)     1,000      1,023       2.72%           14
--------------------------------------------------------------------------------------------------------------------------
Growth Index           "A" Shares                   Actual                  1,000      1,049       0.78%            4
                                      Hypothetical (5% before expenses)     1,000      1,042       0.78%            4
                       ---------------------------------------------------------------------------------------------------
                       "B" Shares                   Actual                  1,000      1,044       1.68%            9
                                      Hypothetical (5% before expenses)     1,000      1,033       1.68%            9
                       ---------------------------------------------------------------------------------------------------
                       "C" Shares                   Actual                  1,000      1,039       2.63%           13
                                      Hypothetical (5% before expenses)     1,000      1,024       2.63%           13
--------------------------------------------------------------------------------------------------------------------------
Common Stock           "A" Shares                   Actual                  1,000      1,074       1.07%            6
                                      Hypothetical (5% before expenses)     1,000      1,039       1.07%            5
                       ---------------------------------------------------------------------------------------------------
                       "B" Shares                   Actual                  1,000      1,069       2.01%           10
                                      Hypothetical (5% before expenses)     1,000      1,030       2.01%           10
                       ---------------------------------------------------------------------------------------------------
                       "C" Shares                   Actual                  1,000      1,068       2.08%           11
                                      Hypothetical (5% before expenses)     1,000      1,029       2.08%           11
--------------------------------------------------------------------------------------------------------------------------
Balanced               "A" Shares                   Actual                  1,000      1,051       1.17%            6
                                      Hypothetical (5% before expenses)     1,000      1,038       1.17%            6
                       ---------------------------------------------------------------------------------------------------
                       "B" Shares                   Actual                  1,000      1,047       2.03%           10
                                      Hypothetical (5% before expenses)     1,000      1,030       2.03%           10
                       ---------------------------------------------------------------------------------------------------
                       "C" Shares                   Actual                  1,000      1,046       2.12%           11
                                      Hypothetical (5% before expenses)     1,000      1,029       2.12%           11
                       ---------------------------------------------------------------------------------------------------
                       "D" Shares                   Actual                  1,000      1,047       1.76%            9
                                      Hypothetical (5% before expenses)     1,000      1,032       1.76%            9
--------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Beginning    Ending                 Expenses Paid
                                                             Total                  Account     Account   Annualized    from 12/1/03
                                                             Return                  Value       Value      Expense       through
Sentinel Fund                     Fund Class              Description               12/01/03   05/31/04      Ratio        5/31/04*
------------------------------------------------------------------------------------------------------------------------------------
High Yield                        "A" Shares                 Actual                  1,000       1,013       1.16%            6
                                               Hypothetical (5% before expenses)     1,000       1,038       1.16%            6
                                  --------------------------------------------------------------------------------------------------
                                  "B" Shares                 Actual                  1,000       1,009       2.04%           10
                                               Hypothetical (5% before expenses)     1,000       1,030       2.04%           10
                                  --------------------------------------------------------------------------------------------------
                                  "C" Shares                 Actual                  1,000       1,008       2.19%           11
                                               Hypothetical (5% before expenses)     1,000       1,028       2.19%           11
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets                   "A" Shares                 Actual                  1,000       1,018       1.20%            6
   Income                                      Hypothetical (5% before expenses)     1,000       1,038       1.20%            6
                                  --------------------------------------------------------------------------------------------------
                                  "B" Shares                 Actual                  1,000       1,014       2.08%           10
                                               Hypothetical (5% before expenses)     1,000       1,029       2.08%           11
                                  --------------------------------------------------------------------------------------------------
                                  "C" Shares                 Actual                  1,000       1,015       1.95%           10
                                               Hypothetical (5% before expenses)     1,000       1,030       1.95%           10
------------------------------------------------------------------------------------------------------------------------------------
Bond                              "A" Shares                 Actual                  1,000       1,011       0.98%            5
                                               Hypothetical (5% before expenses)     1,000       1,040       0.98%            5
                                  --------------------------------------------------------------------------------------------------
                                  "B" Shares                 Actual                  1,000       1,005       1.96%           10
                                               Hypothetical (5% before expenses)     1,000       1,030       1.96%           10
------------------------------------------------------------------------------------------------------------------------------------
Tax-Free Income                   "A" Shares                 Actual                  1,000         989       0.92%            5
                                               Hypothetical (5% before expenses)     1,000       1,041       0.92%            5
------------------------------------------------------------------------------------------------------------------------------------
New York Tax-Free                 "A" Shares                 Actual                  1,000         991       0.88%            4
   Income                                      Hypothetical (5% before expenses)     1,000       1,041       0.88%            5
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Tax-Free             "A" Shares                 Actual                  1,000         987       1.18%            6
   Trust                                       Hypothetical (5% before expenses)     1,000       1,038       1.18%            6
------------------------------------------------------------------------------------------------------------------------------------
Government Securities             "A" Shares                 Actual                  1,000       1,012       0.96%            5
                                               Hypothetical (5% before expenses)     1,000       1,040       0.96%            5
------------------------------------------------------------------------------------------------------------------------------------
Short Maturity                    "A" Shares                 Actual                  1,000       1,008       1.07%            5
   Government                                  Hypothetical (5% before expenses)     1,000       1,039       1.07%            5
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money               "A" Shares                 Actual                  1,000       1,001       0.74%            4
   Market                                      Hypothetical (5% before expenses)     1,000       1,043       0.74%            4
                                  --------------------------------------------------------------------------------------------------
                                  "B" Shares                 Actual                  1,000       1,000       1.23%            6
                                               Hypothetical (5% before expenses)     1,000       1,038       1.23%            6

* Expenses are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183)/365 (or 366).
**   Commenced operations March 25, 2004.

                       Sentinel Flex Cap Opportunity Fund

Investment in Securities
at May 31, 2004 (Unaudited)

                                                                       Value
                                                           Shares     (Note 1)
--------------------------------------------------------------------------------
Common Stocks 100.8%
Consumer Discretionary 14.7%
* A.C. Moore Arts & Crafts, Inc.                            3,100   $    82,150
Advanced Auto Parts                                        11,540       494,720
* Amazon.com, Inc.                                          5,770       278,633
Best Buy Co., Inc.                                          5,770       304,425
* Cheesecake Factory, Inc.                                  2,000        78,040
* Chicago Pizza & Brewery, Inc.                             7,400        99,308
* Ebay, Inc.                                                5,770       512,376
* Fossil, Inc.                                             10,655       253,163
* Fox Entertainment Group, Inc.                            13,040       351,428
* Guitar Center, Inc.                                       5,770       247,533
Harley-Davidson, Inc.                                       2,100       120,729
Home Depot, Inc.                                            8,640       310,349
Int'l. Game Technology                                      2,200        86,460
* NetFlix, Inc.                                             6,000       198,120
Royal Caribbean Cruises Ltd.                                2,500        97,800
* Select Comfort Corp.                                     20,100       544,710
* Sirius Satellite Radio, Inc.                             44,000       132,000
Target Corp.                                                5,040       225,288
* TiVo, Inc.                                               14,100       107,301
TJX Cos.                                                   11,540       287,461
* Univision Communications, Inc.                            2,300        74,865
* XM Satellite Radio Holdings -
   Class A                                                  4,000       100,720
                                                                    -----------
                                                                      4,987,579
                                                                    -----------
Consumer Staples 6.2%
Anheuser-Busch Co., Inc.                                    3,540       188,576
* Central Garden & Pet Co.                                  3,800       141,246
Church & Dwight, Inc.                                      10,820       491,227
Coca-Cola Co.                                               5,770       296,290
Costco Wholesale                                           11,540       435,981
General Mills, Inc.                                         7,240       333,402
Heinz, H.J. Co.                                             5,770       215,452
                                                                    -----------
                                                                      2,102,174
                                                                    -----------
Energy 5.0%
* Cooper Cameron Corp.                                      2,000        92,740
Devon Energy Corp.                                          1,100        65,296
ENSCO International, Inc.                                   6,600       175,824
EOG Resources, Inc.                                         6,000       320,580
Pioneer Natural Resources                                   3,200        99,040
* Smith International, Inc.                                 4,800       239,664
* Varco International, Inc.                                13,500       272,700
XTO Energy, Inc.                                           16,425       414,731
                                                                    -----------
                                                                      1,680,575
                                                                    -----------
Financials 4.1%
American Int'l. Group                                       8,040       589,332
HCC Ins. Holdings, Inc.                                     2,500        82,850
Investors Financial Services
   Corp.                                                    2,000        78,240
Legg Mason, Inc.                                              900        78,939
Marsh & McLennan Cos.                                       5,770       254,572
Progressive Corp.                                           2,400       205,849
SLM Corp.                                                   2,270        87,009
                                                                    -----------
                                                                      1,376,791
                                                                    -----------
Health Care 20.0%
* Advanced Medical Optic, Inc.                             14,340       503,334
* Amgen, Inc.                                              11,540       631,238
* Anthem, Inc.                                              2,890       255,852
* Apria Healthcare Group, Inc.                              3,000   $    84,240
* Boston Scientific Corp.                                  11,540       511,222
Cardinal Health, Inc.                                       5,770       390,687
* Caremark Rx, Inc.                                         2,600        81,120
* Celgene Corp.                                             2,700       153,900
* Endo Pharmaceuticals
Holdings, Inc.                                             10,000       225,450
* eResearch
Technology, Inc.                                            7,950       201,056
* Express Scripts, Inc.                                     4,020       314,605
* Fisher Scientific Int'l., Inc.                            1,800       103,338
* Forest Labs, Inc.                                         2,060       130,583
* Human Genome
Sciences, Inc.                                              5,000        54,350
* ImClone Systems                                           6,700       495,800
Johnson & Johnson                                          11,540       642,893
* Patterson Dental Co.                                      1,600       121,472
Pfizer, Inc.                                                7,230       255,508
* Pharmaceutical Products                                   5,770       174,716
Stryker Corp.                                               7,540       383,409
UnitedHealth Group, Inc.                                   11,540       752,985
* Wellpoint Health
   Networks, Inc.                                           2,890       322,351
                                                                    -----------
                                                                      6,790,109
                                                                    -----------
Industrials 11.1%
* Apollo Group, Inc. - Class A                              1,000        93,800
* Ballard Power Systems, Inc.                               8,200        76,424
* Career Education Corp.                                    2,900       197,113
* Corrections Corp. of America                              4,700       179,822
* Donaldson Co., Inc.                                       3,100        81,467
Donnelley, R.R. & Sons Co.                                 11,540       349,200
* FuelCell Energy, Inc.                                     9,500       150,765
General Dynamics Corp.                                      1,760       168,309
General Electric Co.                                       23,130       719,806
* JetBlue Airways Corp.                                     8,200       236,324
* Plug Power, Inc.                                         14,400       109,613
Republic Services, Inc.                                     5,770       166,465
Southwest Airlines Co.                                      7,300       113,223
SPX Corp.                                                   5,770       252,264
Timken Co.                                                 16,540       376,947
United Technologies Corp.                                   5,770       488,200
                                                                    -----------
                                                                      3,759,742
                                                                    -----------
Index 0.7%
Semiconductor Holders                                       6,400       249,088
                                                                    ------------
Informational Technology                                     36.0%
Adobe Systems, Inc.                                         8,600       383,818
* Aeroflex, Inc.                                           22,900       292,204
* Applied Materials, Inc.                                  17,360       346,506
AU Optronics Corp. - ADR                                   14,070       300,535
* Avid Technology, Inc.                                     4,400       228,888
* Broadcom Corp. - Class A                                 11,540       487,103
* Cisco Systems, Inc.                                      27,310       604,917
* Citrix Systems, Inc.                                      3,500        73,675
* Cognizant Technology
Solutions Corp.                                             1,300        60,112
* Corning, Inc.                                            37,260       461,651
* Cree, Inc.                                                3,300        75,933
* Dell, Inc.                                               17,360       610,725
* Digital Insight Corp.                                    13,800       266,616
First Data Corp.                                            6,812   $   294,891
Fiserv, Inc.                                                6,940       262,471
* Flextronics International, Ltd.                          10,300       180,868
* FLIR Systems, Inc.                                        1,900        93,480
* Genesis Microchip, Inc.                                  13,400       216,410
Intel Corp.                                                18,210       519,896
Int'l. Business Machines Corp.                              5,860       519,137
* Juniper Networks, Inc.                                    6,800       142,187
* Lexmark Int'l. Group, Inc.                                8,660       816,811
Maxim Integrated Products, Inc.                             4,590       233,310
* Mercury Interactive Corp.                                 1,600        76,704
Microchip Technology, Inc.                                  2,600        82,446
Microsoft Corp.                                            13,130       345,976
* MicroStrategy, Inc.                                       5,600       269,332
* Novellus Systems, Inc.                                    9,890       329,238
* OmniVision Technologie                                   14,300       334,906
* Oracle Corp.                                             22,940       259,681
Qualcomm, Inc.                                             11,540       773,987
* Research in Motion Ltd.                                   1,500       180,000
* Roper Industries                                          3,890       205,976
* Silicon Laboratories, Inc.                                3,400       177,446
* Symantec Corp.                                            2,200       100,760
Texas Instruments                                           5,770       150,655
* Veeco Instruments, Inc.                                   5,500       142,010
* Waters Corp.                                             11,540       531,763
* Yahoo!, Inc.                                             25,480       781,217
                                                                    -----------
                                                                     12,214,241
                                                                    -----------
Materials 1.4%
Packaging Corp. of America                                 12,500       293,750
Scotts Co.                                                  2,600       168,610
                                                                    -----------
                                                                        462,360
                                                                    -----------
Telecommunication Services 1.6%
Nextel Communications, Inc.                                14,560       336,773
Nextel Partners, Inc.- Class A                             11,800       192,458
                                                                    -----------
                                                                        529,231
                                                                    -----------
Total Common Stocks
   (Cost $31,268,564)**                                              34,151,890

Excess of Liabilities
   Over Other Assets (0.8%)                                            (264,313)
                                                                    -----------
Net Assets                                                          $33,887,577
                                                                    ===========

*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2004 net unrealized appreciation for federal income tax purposes aggregated $2,883,326 of which $4,058,258 related to appreciated securities and $1,174,932 related to depreciated securities. (ADR) - American Depository Receipt

                                              See Notes to Financial Statements.

                       Sentinel Flex Cap Opportunity Fund

Statement of Assets and Liabilities
at May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $31,268,564)                            $ 34,151,890
Cash and cash equivalents                                                    57
Receivable for fund shares sold                                          14,187
Receivable for dividends                                                 22,942
                                                                   ------------
   Total Assets                                                      34,189,076
                                                                   ------------

--------------------------------------------------------------------------------
Liabilities
Payable to custodian bank                                               171,500
Payable for fund shares repurchased                                      54,048
Accrued expenses                                                         20,146
Management fee payable                                                   21,111
Distribution fee payable (Class A Shares)                                 5,518
Distribution fee payable (Class B Shares)                                14,261
Distribution fee payable (Class C Shares)                                 2,360
Fund service fee payable                                                 10,430
Deferred Compensation                                                     2,125
                                                                   ------------
   Total Liabilities                                                    301,499
                                                                   ------------
Net Assets Applicable to Outstanding shares                        $ 33,887,577
                                                                   ============

Net Asset Value and Offering Price per Share
   Class A Shares*
$22,098,302/4,960,828 shares outstanding                           $       4.45
Sales Charge-- 5.00% of offering price                                     0.23
                                                                   ------------
Maximum Offering Price                                             $       4.68
                                                                   ============
   Class B Shares*
$8,987,676/2,113,018 shares outstanding                            $       4.25
                                                                   ============
   Class C Shares*
$2,801,599/655,442 shares outstanding                              $       4.27
                                                                   ============

--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                         $     77,293
Paid-in capital                                                      75,137,145
Accumulated distributions in excess of
   net investment income                                               (260,849)
Accumulated undistributed net realized loss
   on investments                                                   (43,949,338)
Unrealized appreciation of investments                                2,883,326
                                                                   ------------
Net Assets                                                         $ 33,887,577
                                                                   ============

* The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                                           $   111,119
Interest                                                                    563
                                                                    -----------
   Total Income                                                         111,682
                                                                    -----------
Expenses:
Management advisory fee                                                 131,263
Transfer agent fees                                                      88,650
Custodian fees                                                            6,856
Distribution expense (Class A Shares)                                    32,829
Distribution expense (Class B Shares)                                    45,482
Distribution expense (Class C Shares)                                    14,647
Accounting services                                                       4,980
Auditing fees                                                             2,900
Legal fees                                                                1,300
Reports and notices to shareholders                                       7,000
Registration and filing fees                                             28,889
Directors' fees and expenses                                              1,638
Other                                                                     5,056
                                                                    -----------
   Total Expenses                                                       371,490
   Expense Offset                                                          (656)
                                                                    -----------
   Net Expenses                                                         370,834
                                                                    -----------
Net Investment Loss                                                    (259,152)
                                                                    -----------
--------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
Net realized gain on sales of investments                             3,371,488
Net change in unrealized appreciation
   (depreciation)                                                    (2,260,418)
                                                                    -----------
Net Realized and Unrealized Gain on Investments                       1,111,070
                                                                    -----------
Net Increase in Net Assets from Operations                          $   851,918
                                                                    ===========

See Notes to Financial Statements.

                       Sentinel Flex Cap Opportunity Fund

Statement of Changes on Net Assets

                                                      Six Months
                                                         Ended          Year
                                                        5/31/04        Ended
                                                      (Unaudited)     11/30/03
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment loss                                   $  (259,152)  $  (506,692)
Net realized gain on sales of investments               3,371,488     2,250,428
Net change in unrealized appreciation
   (depreciation)                                      (2,260,418)    3,839,901
                                                      -----------   -----------
Net increase in net assets from operations                851,918     5,583,637
                                                      -----------   -----------

--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                                              --            --
   Class B Shares                                              --            --
   Class C Shares                                              --            --
From net realized gain on investments
   Class A Shares                                              --            --
   Class B Shares                                              --            --
   Class C Shares                                              --            --
                                                      -----------   -----------
Total distributions to shareholders                            --            --
                                                      -----------   -----------

--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                       2,705,816     7,272,868
   Class B Shares                                         978,318     1,976,819
   Class C Shares                                         241,463       331,067
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                              --            --
   Class B Shares                                              --            --
   Class C Shares                                              --            --
                                                      -----------   -----------
                                                        3,925,597     9,580,754
Less: Payments for shares reacquired
   Class A Shares                                      (2,448,044)   (6,579,387)
   Class B Shares                                      (1,288,066)   (2,177,975)
   Class C Shares                                        (404,464)     (461,327)
                                                      -----------   -----------
Decrease (Increase) in net assets from
   capital share transactions                            (214,977)      362,065
                                                      -----------   -----------
Total Increase in Net Assets for period                   636,941     5,945,702
Net Assets: Beginning of period                        33,250,636    27,304,934
                                                      -----------   -----------
Net Assets: End of period                             $33,887,577   $33,250,636
                                                      ===========   ===========
Distributions in Excess of Net Investment
   Income at End of Period                            $  (260,849)  $    (1,697)
                                                      ===========   ===========

See Notes to Financial Statements.

                       Sentinel Flex Cap Opportunity Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                           Six Months                                              Period from
                                                         Ended 05/31/04   Year Ended   Year Ended   Year Ended   2/25/00 through
                                                           (Unaudited)     11/30/03     11/30/02     11/30/01      11/30/00 (A)
--------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period                      $   4.33        $  3.52      $  4.93      $  6.08        $ 10.00
                                                            --------        -------      -------      -------        -------
Income (Loss) from Investment Operations
Net investment loss                                            (0.03)         (0.05)       (0.06)       (0.04)         (0.02)
Net realized and unrealized gain (loss)
   on investments                                               0.15           0.86        (1.35)       (1.11)         (3.90)
                                                            --------        -------      -------      -------        -------
Total from investment operations                                0.12           0.81        (1.41)       (1.15)         (3.92)
                                                            --------        -------      -------      -------        -------
Less Distributions
Dividends from net investment income                              --             --           --           --             --
Distributions from realized gains on investments                  --             --           --           --             --
                                                            --------        -------      -------      -------        -------
Total Distributions                                               --             --           --           --             --
                                                            --------        -------      -------      -------        -------
Net asset value at end of period                            $   4.45        $  4.33      $  3.52      $  4.93        $  6.08
                                                            ========        =======      =======      =======        =======
Total Return (%) *                                              2.77 ++       23.01       (28.60)      (18.91)        (39.20 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                 1.79 +         1.97         1.80         1.75           1.55 +
Ratio of net investment loss to average net assets (%)         (1.13)+        (1.37)       (1.34)       (0.80)         (0.37)+
Portfolio turnover rate (%)                                      127 ++         170          197          109            122 ++
Net assets at end of period (000 omitted)                   $ 22,098        $21,253      $17,000      $27,213        $31,303

                                                           Six Months                                              Period from
                                                         Ended 05/31/04   Year Ended   Year Ended   Year Ended   2/25/00 through
                                                           (Unaudited)     11/30/03     11/30/02     11/30/01      11/30/00 (A)
--------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period                      $   4.16        $ 3.42       $  4.85      $  6.03       $ 10.00
                                                            --------        ------       -------      -------       -------
Income (Loss) from Investment Operations
Net investment loss                                            (0.05)        (0.10)        (0.10)       (0.09)        (0.08)
Net realized and unrealized gain (loss)
   on investments                                               0.14          0.84         (1.33)       (1.09)        (3.89)
                                                            --------        ------       -------      -------       -------
Total from investment operations                                0.09          0.74         (1.43)       (1.18)        (3.97)
                                                            --------        ------       -------      -------       -------
Less Distributions
Dividends from net investment income                              --            --            --           --            --
Distributions from realized gains on investments                  --            --            --           --            --
                                                            --------        ------       -------      -------       -------
Total Distributions                                               --            --            --           --            --
                                                            --------        ------       -------      -------       -------
Net asset value at end of period                            $   4.25        $ 4.16       $  3.42      $  4.85       $  6.03
                                                            ========        ======       =======      =======       =======
Total Return (%) *                                              2.16 ++      21.64        (29.48)      (19.57)       (39.70)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                 2.91 +        3.21          2.89         2.71          2.42 +
Ratio of net investment loss to average net assets (%)         (2.24)+       (2.61)        (2.43)       (1.75)        (1.28)+
Portfolio turnover rate (%)                                      127 ++        170           197          109           122 ++
Net assets at end of period (000 omitted)                   $  8,988        $9,099       $ 7,775      $12,841       $15,602

(A)  Commenced operations February 25, 2000.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.

See Notes to Financial Statements.

                       Sentinel Flex Cap Opportunity Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                           Six Months                                              Period from
                                                         Ended 05/31/04   Year Ended   Year Ended   Year Ended   2/25/00 through
                                                           (Unaudited)     11/30/03     11/30/02     11/30/01      11/30/00 (A)
--------------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period                       $  4.18        $ 3.44       $ 4.85       $  6.04        $ 10.00
                                                             -------        ------       ------       -------        -------
Income (Loss) from Investment Operations
Net investment loss                                            (0.05)        (0.09)       (0.09)        (0.09)         (0.08)
Net realized and unrealized gain (loss)
   on investments                                               0.14          0.83        (1.32)        (1.10)         (3.88)
                                                             -------        ------       ------       -------        -------
Total from investment operations                                0.09          0.74        (1.41)        (1.19)         (3.96)
                                                             -------        ------       ------       -------        -------
Less Distributions
Dividends from net investment income                              --            --           --            --             --
Distributions from realized gains on investments                  --            --           --            --             --
                                                             -------        ------       ------       -------        -------
Total Distributions                                               --            --           --            --             --
                                                             -------        ------       ------       -------        -------
Net asset value at end of period                             $  4.27        $ 4.18       $ 3.44       $  4.85        $  6.04
                                                             =======        ======       ======       =======        =======
Total Return (%) *                                              2.15 ++      21.51       (29.07)       (19.70)        (39.60)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                 2.94 +        2.96         2.68          2.66           2.28 +
Ratio of net investment loss to average net assets (%)         (2.28)+       (2.37)       (2.22)        (1.70)         (1.15)+
Portfolio turnover rate (%)                                      127 ++        170          197           109            122 ++
Net assets at end of period (000 omitted)                    $ 2,802        $2,899       $2,530       $ 3,887        $ 4,940

(A)  Commenced operations February 25, 2000.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.

See Notes to Financial Statements.

                          Sentinel Small Company Fund

Investment in Securities
at May 31, 2004 (Unaudited)

                                                                       Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
Common Stocks 88.5%
Consumer Discretionary 11.8%
* A.C. Moore Arts & Crafts, Inc.                        500,000   $   13,250,000
ADVO, Inc.                                              300,000        9,606,000
Bob Evans Farms, Inc.                                   550,000       14,129,500
* Fossil, Inc                                           375,000        8,910,000
Fred's, Inc.                                            850,000       17,867,000
Harte-Hanks, Inc.                                       800,000       18,488,000
Lee Enterprises, Inc.                                   200,000        9,576,000
Lone Star Steakhouse Saloon                             500,000       12,700,000
Regis Corporation                                       300,000       13,077,000
* Timerland Co.                                         150,000        9,300,000
Unifirst Corp.                                          400,000       10,400,000
                                                                  --------------
                                                                     137,303,500
                                                                  --------------
Consumer Staples 8.2%
Casey's General Stores, Inc.                            750,000       12,247,500
Church & Dwight, Inc.                                   500,000       22,700,000
* Hain Celestial Group, Inc.                            900,000       15,930,000
Lancaster Colony Corp.                                  300,000       12,009,000
* Performance Food Group Co.                            675,000       22,167,000
Sensient Technologies Corp.                             500,000       10,100,000
                                                                  --------------
                                                                      95,153,500
                                                                  --------------
Energy 6.8%
Cabot Oil & Gas Corp.                                   250,000        9,200,000
Carbo Ceramics, Inc.                                    100,000        6,990,000
* Evergreen Resources, Inc.                             150,000        5,677,500
* Remington Oil & Gas Corp.                             300,000        6,222,000
* Stone Energy Corp.                                    150,000        6,735,000
* Superior Energy Services, Inc.                      1,500,000       13,725,000
* TETRA Technologies, Inc.                              300,000        7,143,000
* Varco Int'l., Inc.                                    750,000       15,150,000
Western Gas Resources, Inc.                             150,000        8,295,000
                                                                  --------------
                                                                      79,137,500
                                                                  --------------
Financials 10.9%
Arthur J. Gallagher & Co.                               400,000       12,740,000
East West Bancorp, Inc.                                 150,000        9,100,500
First Midwest Bankcorp                                  250,000        8,562,500
Frontier Financial Corp.                                250,000        8,492,500
Fulton Financial Corp.                                  315,000        6,533,100
HCC Insurance Holdings, Inc.                            500,000       16,570,000
Healthcare Realty Trust                                 300,000       10,965,000
Hilb Rogal & Hobbs Co.                                  150,000        5,335,500
Independent Bank Corp.                                  300,000        7,956,000
Main Street Banks, Inc.                                 135,200        3,577,393
RLI Corp.                                               350,000       12,589,500
Sun Communities, Inc.                                   300,000       11,094,000
UCBH Holdings, Inc.                                     100,000        3,794,000
Wilmington Trust Corp.                                  250,000        9,200,000
                                                                  --------------
                                                                     126,509,993
                                                                  --------------
Health Care 15.1%
* ADV Neuromodulation                                   250,000        8,157,500
* Alaris Medical Systems, Inc.                          500,000       11,115,000
* Arthrocare Corp.                                      350,000        8,568,000
* Bio Rad Labs, Inc.                                    200,000       11,224,000
* Biosite, Inc.                                         400,000       15,908,000
Diagnostic Products Corp.                               350,000       14,742,000
* Edwards LifeSciences Corp.                            250,000   $    9,062,500
* ICU Med., Inc.                                        500,000       16,655,000
* IDX Systems Corp.                                     250,000        7,282,500
* Immucor, Inc.                                         200,000        6,216,000
* Integra Lifescience Holdings                          300,000        9,621,000
* Kyphon, Inc.                                          150,000        3,673,500
* Lifepoint Hospitals, Inc.                             350,000       13,160,000
* Millipore Corp.                                       182,600       10,041,174
* Priority Healthcare - Class B                         250,000        5,050,000
* SeroLogicals Corp.                                    650,000       11,134,500
Vital Signs, Inc.                                       128,000        3,456,000
Wilson Greatbatch Technologies                          389,800       10,602,560
                                                                  --------------
                                                                     175,669,234
                                                                  --------------
Industrials 17.0%
ABM Industries, Inc.                                  1,000,000       19,020,000
Clarcor, Inc.                                           400,000       16,964,000
* Costar Group, Inc.                                    200,000        8,276,000
* CUNO, Inc.                                            250,000       11,470,000
Donaldson Co., Inc.                                     400,000       10,512,000
* Esco Technologies, Inc.                               250,000       12,325,000
G&K Services, Inc. - Class A                            250,000        9,837,500
Heico Corp. - Class A                                   750,000        8,865,000
* Kroll, Inc.                                           400,000       14,616,000
Lindsay Mfg. Co.                                        237,600        5,441,040
MSC Industrial Direct Co., Inc.                         200,000        5,780,000
* SOURCECORP, Inc.                                      800,000       20,544,000
Teleflex, Inc.                                          400,000       18,588,000
Thomas Industries, Inc.                                 250,000        8,505,000
* Waste Connections, Inc.                               350,000       14,875,000
* West Corp.                                            455,400       11,767,536
                                                                  --------------
                                                                     197,386,076
                                                                  --------------
Information Technology 15.8%
* Activision, Inc.                                      750,000       11,865,000
* Ansys, Inc.                                           150,000        6,462,000
* Bisys Group, Inc.                                   1,000,000       12,650,000
* Ceridian Corp.                                        750,000       16,800,000
* Digital Insight Corp.                                 400,000        7,728,000
* Digitas, Inc.                                         750,000        6,937,500
* Global Imaging Systems, Inc.                          250,000        8,465,000
* Hyperion Solutions Corp.                              100,000        3,964,000
* Intergrated Circuit Systems, Inc.                     500,000       13,730,000
* Intrado, Inc.                                         250,000        4,155,000
* Kronos, Inc.                                          200,000        8,296,000
* Lawson Software, Inc.                               1,000,000        7,170,000
* Manhattan Associates, Inc.                            300,000        8,550,000
* MAXIMUS, Inc.                                         250,000        8,985,000
Methode Electrs, Inc.                                   600,200        6,614,204
* Mettler Toldeo Int'l                                  200,000        9,276,000
* Perot Systems Corp.                                 1,350,000       18,373,500
* Rogers Corp.                                          240,800       14,797,160
* Serena Software, Inc.                                 400,000        8,496,000
                                                                  --------------
                                                                     183,314,364
                                                                  --------------
Materials 2.9%
Aptargroup, Inc.                                        300,000       12,195,000
Ferro Corp.                                             500,000       12,800,000
Macdermid, Inc.                                         300,000        9,348,000
                                                                  --------------
                                                                      34,343,000
                                                                  --------------
Total Common Stocks
(Cost $875,043,782)                                                1,028,817,167
                                                                  --------------

                                                      Principal
                                                        Amount         Value
                                                      (M=$1000)      (Note 1)
--------------------------------------------------------------------------------
Corporate Short-Term Notes 8.0%
Chevron Oil Finance 1.00%, 06/15/04                     6,900M    $    6,897,317
Chevron Oil Finance 1.00%, 06/21/04                     6,000M         5,996,667
Coca Cola 1.00%, 06/25/04                              12,500M        12,491,666
Nestle Capital Corp. 0.98% 06/07/04                    16,000M        15,997,387
Nestle Capital Corp. 0.97% 06/14/04                     5,800M         5,797,968
Procter & Gamble 0.99%, 06/08/04                        1,925M         1,924,629
Procter & Gamble 1.00%, 06/22/04                        7,000M         6,995,917
Toyota Credit Corp. 1.01%, 06/03/04                     8,000M         7,999,551
Toyota Credit Corp. 1.02%, 06/29/04                     7,000M         6,994,447
United Parcel Service 0.92%, 06/01/04                   3,000M         3,000,000
United Parcel Service 0.93%, 06/10/04                   8,000M         7,998,140
United Parcel Service 0.96%, 06/30/04                  11,000M        10,991,493
                                                                  --------------
Total Corporate Short-Term Notes
(Cost $93,085,182)                                                    93,085,182
                                                                  --------------

U.S. Treasury Obligations 2.7%
U.S. Treasury Bill 0.845%, 06/17/04                    11,000M        10,995,869
U.S. Treasury Bill 0.85%, 06/24/04                     11,000M        10,994,026
U.S. Treasury Bill 0.89%, 07/01/04                     10,000M         9,992,583
                                                                  --------------
Total U.S. Government Agency Obligations
(Cost $31,982,478)                                                    31,982,478
                                                                  --------------
Total Investments
(Cost $1,000,111,442)**                                            1,153,884,827

Excess of Other Assets Over Liabilities 0.8%                           8,755,070
                                                                  --------------
Net Assets                                                        $1,162,639,897
                                                                  ==============

*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2004 net unrealized appreciation for federal income tax purposes aggregated $153,773,385 of which $176,753,790 related to appreciated securities and $22,980,405 related to depreciated securities.

                                              See Notes to Financial Statements.

                          Sentinel Small Company Fund

Statement of Assets and Liabilities
at May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $ 1,000,111,442)                      $1,153,884,827
Cash and cash equivalents                                               648,927
Receivable for securities sold                                          567,490
Receivable for fund shares sold                                      12,356,424
Receivable for dividends and interest                                   607,439
                                                                 --------------
   Total Assets                                                   1,168,065,107
                                                                 --------------

--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                      2,399,292
Payable for fund shares repurchased                                   1,735,480
Accrued expenses                                                        145,661
Management fee payable                                                  549,444
Distribution fee payable (Class A Shares)                               223,582
Distribution fee payable (Class B Shares)                               105,151
Distribution fee payable (Class C Shares)                               112,307
Fund service fee payable                                                119,281
Deferred Compensation                                                    35,012
                                                                 --------------
   Total Liabilities                                                  5,425,210
                                                                 --------------
Net Assets Applicable to Outstanding Shares                      $1,162,639,897
                                                                 ==============
Net Asset Value and Offering Price per Share
   Class A Shares*
$896,429,329/125,016,211 shares outstanding                      $         7.17
Sales Charge-- 5.00% of offering price                                     0.38
                                                                 --------------
Maximum Offering Price                                           $         7.55
                                                                 ==============
   Class B Shares*
$127,172,155/19,832,103 shares outstanding                       $         6.41
                                                                 ==============
   Class C Shares*
$139,038,413/19,948,825 shares outstanding                       $         6.97
                                                                 ==============

--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                       $    1,647,971
Paid-in capital                                                     938,259,069
Accumulated distributions in excess of net investment income         (3,025,779)
Accumulated undistributed net realized short-term gain on
   investments                                                       31,793,874
Accumulated undistributed net realized long-term gain on
   investments                                                       40,191,377
Unrealized appreciation of investments                              153,773,385
                                                                 --------------
Net Assets                                                       $1,162,639,897
                                                                 ==============

* The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                                           $ 3,216,611
Interest                                                                623,953
                                                                    ------------
   Total Income                                                       3,840,564
                                                                    ------------
Expenses:
Management advisory fee                                               2,986,469
Transfer agent fees                                                     931,980
Custodian fees                                                           59,760
Distribution expense (Class A Shares)                                 1,200,612
Distribution expense (Class B Shares)                                   585,240
Distribution expense (Class C Shares)                                   579,342
Accounting services                                                     150,100
Auditing fees                                                            47,000
Legal fees                                                               39,500
Reports and notices to shareholders                                      95,000
Registration and filing fees                                             47,508
Directors' fees and expenses                                             47,838
Other                                                                    79,849
                                                                    ------------
   Total Expenses                                                     6,850,198
   Expense Offset                                                        (7,260)
                                                                    ------------
   Net Expenses                                                       6,842,938
                                                                    ------------
Net Investment Loss                                                  (3,002,374)
                                                                    ------------

--------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
Net realized gain on sales of investments                            72,431,545
Net change in unrealized appreciation                                 1,732,269
                                                                    ------------
Net Realized and Unrealized Gain on Investments                      74,163,814
                                                                    ------------
Net Increase in Net Assets from Operations                          $71,161,440
                                                                    ============

See Notes to Financial Statements.

                           Sentinel Small Company Fund

Statement of Changes on Net Assets

                                                    Six Months
                                                       Ended           Year
                                                      5/31/04          Ended
                                                    (Unaudited)      11/30/03
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment loss                               $   (3,002,374)  $ (2,753,406)
Net realized gain on sales of investments             72,431,545     28,375,713
Net change in unrealized appreciation                  1,732,269    141,068,843
                                                  --------------   ------------
Net increase in net assets from operations            71,161,440    166,691,150
                                                  --------------   ------------

--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                                             --             --
   Class B Shares                                             --             --
   Class C Shares                                             --             --
From realized gain on investments
   Class A Shares                                     (9,282,170)            --
   Class B Shares                                     (1,524,991)            --
   Class C Shares                                     (1,276,732)            --
                                                  --------------   ------------
Total distributions to shareholders                  (12,083,893)            --
                                                  --------------   ------------

--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                    255,447,473    337,117,726
   Class B Shares                                     24,889,940     37,624,704
   Class C Shares                                     48,412,269     55,084,280
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                      8,399,887             --
   Class B Shares                                      1,468,480             --
   Class C Shares                                      1,206,305             --
                                                  --------------   ------------
                                                     339,824,354    429,826,710
Less: Payments for shares reacquired
   Class A Shares                                   (103,974,100)   (88,985,537)
   Class B Shares                                     (7,915,127)   (14,515,785)
   Class C Shares                                     (6,998,260)    (4,646,290)
                                                  --------------   ------------
Increase in net assets from capital share
   transactions                                      220,936,867    321,679,098
                                                  --------------   ------------
Total Increase in Net Assets for period              280,014,414    488,370,248
Net Assets: Beginning of period                      882,625,483    394,255,235
                                                  --------------   ------------
Net Assets: End of period                         $1,162,639,897   $882,625,483
                                                  ==============   ============
Distributions in Excess of Net Investment
   Income at End of Period                        $   (3,025,779)  $    (23,404)
                                                  ==============   ============

See Notes to Financial Statements.

                           Sentinel Small Company Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                           Six Months       Year       Year       Year       Year       Year
                                                         Ended 05/31/04    Ended      Ended      Ended      Ended       Ended
                                                           (Unaudited)    11/30/03   11/30/02   11/30/01   11/30/00   11/30/99
------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period                     $   6.74       $   5.17   $   5.61   $   7.02   $   5.74   $   5.67
                                                           --------       --------   --------   --------   --------   --------

Income (Loss) from Investment Operations
Net investment loss                                           (0.01)         (0.02)     (0.02)        --         --      (0.01)
Net realized and unrealized gain (loss)
   on investments                                              0.53           1.59      (0.37)      0.33       2.00       0.69
                                                           --------       --------   --------   --------   --------   --------
Total from investment operations                               0.52           1.57      (0.39)      0.33       2.00       0.68
                                                           --------       --------   --------   --------   --------   --------

Less Distributions
Dividends from net investment income                             --             --         --         --         --         --
Distributions from realized gains on investments               0.09             --       0.05       1.74       0.72       0.61
                                                           --------       --------   --------   --------   --------   --------
Total Distributions                                            0.09             --       0.05       1.74       0.72       0.61
                                                           --------       --------   --------   --------   --------   --------
Net asset value at end of period                           $   7.17       $   6.74   $   5.17   $   5.61   $   7.02   $   5.74
                                                           ========       ========   ========   ========   ========   ========

Total Return (%) *                                             7.77++        30.37      (7.03)      6.85      39.48      13.33

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                1.12+          1.20       1.22       1.21       1.25       1.31
Ratio of net investment loss to average net assets (%)        (0.38)+        (0.29)     (0.27)     (0.06)     (0.03)     (0.14)
Portfolio turnover rate (%)                                      26++           36         54         58         87         43
Net assets at end of period (000 omitted)                  $896,429       $689,720   $310,172   $211,052   $156,484   $107,919

                                                           Six Months       Year        Year      Year       Year       Year
                                                         Ended 05/31/04    Ended       Ended     Ended      Ended      Ended
                                                           (Unaudited)    11/30/03   11/30/02   11/30/01   11/30/00   11/30/99
------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period                     $   6.06       $   4.69   $  5.15    $  6.64    $  5.51    $  5.51
                                                           --------       --------   -------    -------    -------    --------

Income (Loss) from Investment Operations
Net investment loss                                           (0.04)         (0.07)    (0.06)     (0.05)     (0.06)     (0.06)
Net realized and unrealized gain (loss)
   on investments                                              0.48           1.44     (0.35)      0.30       1.91       0.67
                                                           --------       --------   -------    -------    -------    --------
Total from investment operations                               0.44           1.37     (0.41)      0.25       1.85       0.61
                                                           --------       --------   -------    -------    -------    --------

Less Distributions
Dividends from net investment income                             --             --        --         --         --         --
Distributions from realized gains on investments               0.09             --      0.05       1.74       0.72       0.61
                                                           --------       --------   -------    -------    -------    --------
Total Distributions                                            0.09             --      0.05       1.74       0.72       0.61
                                                           --------       --------   -------    -------    -------    --------
Net asset value at end of period                           $   6.41       $   6.06   $  4.69    $  5.15    $  6.64    $  5.51
                                                           ========       ========   =======    =======    =======    ========
Total Return (%) *                                             7.31++        29.21     (8.06)      5.77      38.27      12.34

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                2.09+          2.16      2.14       2.12       2.12       2.28
Ratio of net investment loss to average net assets (%)        (1.34)+        (1.24)    (1.19)     (0.98)     (0.90)     (1.11)
Portfolio turnover rate (%)                                      26++           36        54         58         87         43
Net assets at end of period (000 omitted)                  $127,172       $102,522   $58,931    $42,110    $25,733    $14,285

+    Annualized
++   Not Annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.

See Notes to Financial Statements.

                           Sentinel Small Company Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                          Six Months        Year       Year       Period from
                                                         Ended 05/31/04    Ended      Ended     7/9/01 through
                                                           (Unaudited)    11/30/03   11/30/02     11/30/01 (A)
--------------------------------------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period                     $   6.58       $  5.09    $  5.58        $ 5.43
                                                           --------       -------    -------        ------

Income (Loss) from Investment Operations
Net investment loss                                           (0.04)        (0.06)     (0.07)        (0.03)
Net realized and unrealized gain (loss)
   on investments                                              0.52          1.55      (0.37)         0.18
                                                           --------       -------    -------        ------
Total from investment operations                               0.48          1.49      (0.44)         0.15
                                                           --------       -------    -------        ------

Less Distributions
Dividends from net investment income                             --            --         --            --
Distributions from realized gains on investments               0.09            --       0.05            --
                                                           --------       -------    -------        ------
Total Distributions                                            0.09            --       0.05            --
                                                           --------       -------    -------        ------
Net asset value at end of period                           $   6.97       $  6.58    $  5.09        $ 5.58
                                                           ========       =======    =======        ======
Total Return (%) *                                             7.34++       29.27      (7.97)         2.76++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                1.98+         2.03       2.19          2.45+
Ratio of net investment loss to average net assets (%)        (1.23)+       (1.13)     (1.25)        (1.56)+
Portfolio turnover rate (%)                                      26++          36         54            58
Net assets at end of period (000 omitted)                  $139,038       $90,383    $25,153        $1,890

(A)  Commenced operations July 9, 2001.
+    Annualized
++   Not Annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.

See Notes to Financial Statements.

                          Sentinel Mid Cap Growth Fund

Investment in Securities
at May 31, 2004 (Unaudited)

                                                                       Value
                                                          Shares      (Note 1)
--------------------------------------------------------------------------------
Common Stocks 100.4%
Consumer Discretionary 19.5%
* A.C. Moore Arts & Crafts, Inc.                          53,600   $  1,420,400
* Advance Auto Parts, Inc.                                22,000        943,140
* Amazon.com, Inc.                                        18,500        893,365
American Axle & Mfg. Hldgs., Inc.                         22,000        768,900
Applebee's Int'l., Inc.                                   27,000      1,023,300
Best Buy Co., Inc.                                        14,400        759,744
* Chicago Pizza & Brewery, Inc.                           36,500        489,830
* Chico's FAS, Inc.                                        9,600        411,840
* Coach, Inc.                                             26,000      1,133,860
* Dicks Sporting Goods, Inc.                              66,200      1,901,926
* EBay, Inc.                                              16,000      1,420,800
* Fossil, Inc.                                            28,750        683,100
* Fox Entertainment Group, Inc.                           24,600        662,970
Gentex Corp.                                              19,500        741,000
* GTECH Holdings Corp.                                    48,400      2,723,468
* Guitar Center, Inc.                                     29,500      1,265,550
Harley-Davidson, Inc.                                     10,500        603,645
Harman Int'l. Industries                                  15,200      1,218,128
Int'l. Game Technology                                    12,700        499,110
* Netflix, Inc.                                           30,100        993,902
Outback Steakhouse, Inc.                                  14,400        611,280
Petsmart, Inc.                                            41,200      1,280,908
* P.F. Chang's China Bistro, Inc.                         12,300        556,698
Royal Caribbean Cruises Ltd.                              21,000        821,520
* Select Comfort Corp.                                   101,100      2,739,810
* Sirius Satellite Radio, Inc.                           325,000        975,000
* Staples, Inc.                                           25,200        695,016
* Starbucks Corp.                                         11,000        447,040
* Timberland Co.                                          17,400      1,078,800
* TiVo, Inc.                                              70,700        538,027
* TJX Cos.                                                59,500      1,482,145
* Univision Communications, Inc.,                         12,000        390,600
* XM Satellite Radio Holdings, Inc.                       61,000      1,535,980
                                                                   ------------
                                                                     33,710,802
                                                                   ------------
Consumer Staples 1.3%
Central Garden & Pet Co.                                  60,000      2,230,200
                                                                   ------------
Energy 6.0%
* B.J. Services Co.                                       22,800        955,092
* Cooper Cameron Corp.                                    19,000        881,030
Devon Energy Corp.                                        17,400      1,032,864
ENSCO Int'l., Inc.                                        15,000        399,600
EOG Resources, Inc.                                       29,300      1,565,499
* Pioneer Natural Resources Co.                           26,200        810,890
Smith Int'l., Inc.                                        24,000      1,198,320
* Tidewater, Inc.                                         35,000        967,400
Varco Int'l., Inc.                                        64,000      1,292,800
XTO Energy, Inc.                                          47,500      1,199,375
                                                                   ------------
                                                                     10,302,870
                                                                   ------------
Financials 3.7%
East West Bancorp., Inc.                                  11,900        721,973
HCC Insurance Holdings, Inc.                              52,500      1,739,850
Investors Financial Services Corp.                         9,300        363,816
Legg Mason, Inc.                                          13,200      1,157,772
Progressive Corp., Ohio                                   12,000      1,029,240
Renaissance Re Holdings Ltd.                              16,100        850,885
SLM Corp.                                                 11,600   $    444,628
                                                                   ------------
                                                                      6,308,164
                                                                   ------------
Health Care 19.4%
* Advanced Medical Optics, Inc.                           55,000      1,930,500
AmSurg Corp.                                              50,250      1,138,163
* Anthem, Inc.                                             4,700        416,091
* Apria Healthcare Group, Inc.                            48,700      1,367,496
* Beckman Coulter, Inc.                                   46,600      2,819,300
Biomet, Inc.                                              21,000        842,520
Bio Rad Labs, Inc.                                        10,400        583,648
* Boston Scientific Corp.                                 57,300      2,538,390
Cardinal Health, Inc.                                      6,300        426,573
* Caremark RX., Inc.                                      88,042      2,746,910
* Celgene Corp.                                           13,800        786,600
* Coventry Health Care, Inc.                              17,450        804,096
* Endo Pharmaceuticals Hldgs., Inc.                       50,200      1,131,508
* eResearch Technology, Inc.                              90,225      2,281,790
* Express Scripts, Inc.                                   15,100      1,181,726
* Fisher Scientific Int'l., Inc.                           9,200        528,172
* Forest Labs, Inc.                                        9,500        602,205
* Gilead Sciences, Inc.                                   20,700      1,355,022
* Human Genome Sciences, Inc.                             90,000        978,300
* Imclone Systems, Inc.                                   33,000      2,442,000
* Invitrogen Corp.                                        19,200      1,333,440
* Laboratory Corp.                                        20,600        852,016
* Medimmune, Inc.                                         14,000        336,980
* Patterson Dental Co.                                     7,800        592,176
* Priority Healthcare - Class B                           53,300      1,076,660
Stryker Corp.                                             30,000      1,525,500
United Healthcare Group, Inc.                              6,500        424,125
* Wellpoint Health Network                                 3,800        423,852
                                                                   ------------
                                                                     33,465,759
                                                                   ------------
Industrials 11.8%
* Apollo Group, Inc.                                      19,500      1,829,100
* Ballard Power Systems, Inc.                             41,000        382,120
* Career Education Corp.                                  14,300        971,971
C.H. Robinson Worldwide, Inc.                             18,000        748,440
Corporate Executive Board Co.                             31,700      1,732,722
* Corrections Corp.                                       23,500        899,110
* Danaher Corp.                                           15,600        733,668
Donaldson Co., Inc.                                       51,400      1,350,792
Donnelley RR & Sons Co.                                   14,000        423,640
* Fuelcell Energy, Inc.                                   49,000        777,630
JetBlue Airways Corp.                                     40,300      1,161,446
* Laureate Education, Inc.                                36,600      1,343,952
Manpower, Inc.                                            36,700      1,752,425
* Plug Power, Inc.                                        75,000        570,900
Republic Services, Inc.                                   31,600        911,660
Southwest Airlines Co.                                    73,800      1,144,638
Timken Co.                                                84,500      1,925,755
* Veeco Instruments, Inc.                                 42,500      1,097,350
* West Corp.                                              25,100        648,584
                                                                   ------------
                                                                     20,405,903
                                                                   ------------
Information Technology 34.1%
Adobe Systems, Inc.                                       43,100      1,923,553
Aeroflex, Inc.                                           129,000      1,646,040
* Altera Corp.                                            82,500      1,888,425
AU Optronics Corp.                                        79,590      1,700,042
* Avid Technologies, Inc.                                 23,000   $  1,196,460
* Broadcom Corp. - Class A                                52,700      2,224,467
* Cisco Systems, Inc.                                     95,000      2,104,250
* Citrix Systems, Inc.                                    40,000        842,000
* Cognizant Tech Solutions Corp.                          30,900      1,428,816
* Corning, Inc.                                          107,100      1,326,969
* Cree, Inc.                                              83,700      1,925,937
* Dell, Inc.                                              70,000      2,462,600
* Digital Insight Corp.                                   57,700      1,114,764
* Electronic Arts, Inc.                                   24,900      1,265,668
* Entegris, Inc.                                          80,000        908,000
* Flextronics Intl.                                       95,700      1,680,492
* FLIR Systems, Inc.                                      61,700      3,035,640
* Genesis Microchip, Inc.                                101,000      1,631,150
Intel Corp.                                               65,000      1,855,750
* Intrado, Inc.                                           71,700      1,191,654
* Juniper Networks, Inc.                                  35,000        731,850
* KLA-Tencor Corp.                                        19,200        925,056
* Lexmark Int'l., Inc. - Class A                          26,000      2,452,320
* Marvell Technology Group, Ltd.                          15,400        732,578
* Maxim Integrated Products                               32,100      1,631,643
Mercury Interactive Corp.                                 31,400      1,505,316
* Microchip Technology, Inc.                              51,300      1,626,723
* Microstrategy, Inc.                                     10,000        480,500
Network Appliance Corp.                                   59,400      1,176,120
* Novellus Systems, Inc.                                  58,900      1,960,781
* Omnivision Technologies, Inc.                           63,600      1,489,512
* Oracle Corp.                                           103,100      1,167,092
* Research In Motion Limited                              31,100      3,732,000
Roper Inds., Inc.                                         14,600        773,070
* Silicon Laboratories, Inc.                              17,000        887,230
* Symantec Corp.                                          37,400      1,712,920
Yahoo!, Inc.                                              88,000      2,698,080
                                                                   ------------
                                                                     59,035,468
                                                                   ------------
Materials 3.1%
Packaging Corp. America                                   62,000      1,457,000
Peabody Energy Corp.                                      33,900      1,686,186
* Scotts Co. - Class A                                    34,500      2,237,325
                                                                   ------------
                                                                      5,380,511
                                                                   ------------
Telecommunication Services 1.5%
Nextel Communications, Inc.                               71,200      1,646,856
* Nextel Partners, Inc.                                   60,000        978,600
                                                                   ------------
                                                                      2,625,456
                                                                   ------------
Total Common Stocks
   (Cost $135,105,686)**                                            173,465,133

Excess of Liabilities
   Over Other Assets (0.4%)                                            (733,614)
                                                                   ------------
Net Assets                                                         $172,731,519
                                                                   ============

*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2004 net unrealized appreciation for federal income tax purposes aggregated $38,359,447 of which $42,232,359 related to appreciated securities and $3,872,912 related to depreciated securities.

                                              See Notes to Financial Statements.

                          Sentinel Mid Cap Growth Fund

Statement of Assets and Liabilities
at May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $135,105,686)                           $173,465,133
Cash                                                                         22
Receivable for fund shares sold                                         197,703
Receivable for dividends                                                 51,735
                                                                   ------------
   Total Assets                                                     173,714,593
                                                                   ------------

--------------------------------------------------------------------------------
Liabilities
Payable to custodian bank                                               429,300
Payable for fund shares repurchased                                     214,366
Accrued expenses                                                        135,311
Management fee payable                                                   81,801
Distribution fee payable (Class A Shares)                                55,876
Distribution fee payable (Class B Shares)                                23,061
Distribution fee payable (Class C Shares)                                 2,035
Fund service fee payable                                                 31,244
Deferred Compensation                                                    10,080
                                                                   ------------
   Total Liabilities                                                    983,074
                                                                   ------------
Net Assets Applicable to Outstanding Shares                        $172,731,519
                                                                   ============
Net Asset Value and Offering Price per Share
   Class A Shares*
$141,885,837/9,966,197 shares outstanding                          $      14.24
Sales Charge--5.00% of offering price                                      0.75
                                                                   ------------
Maximum Offering Price                                             $      14.99
                                                                   ============
   Class B Shares*
$28,390,524/2,145,637 shares outstanding                           $      13.23
                                                                   ============
   Class C Shares*
$2,455,158/182,105 shares outstanding                              $      13.48
                                                                   ============

--------------------------------------------------------------------------------
Net Assets Represent

Capital stock at par value                                         $    122,939
Paid-in capital                                                     209,880,291
Accumulated distributions in excess of
   net investment income                                             (1,015,551)
Accumulated undistributed net realized loss
   on investments                                                   (74,615,607)
Unrealized appreciation of investments                               38,359,447
                                                                   ------------
Net Assets                                                         $172,731,519
                                                                   ============

* The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                                           $   281,630
                                                                    -----------
Expenses:
Management advisory fee                                                 492,492
Transfer agent fees                                                     238,060
Custodian fees                                                           11,416
Distribution expense (Class A Shares)                                   209,001
Distribution expense (Class B Shares)                                   143,615
Distribution expense (Class C Shares)                                    11,548
Accounting services                                                      25,090
Auditing fees                                                            15,300
Legal fees                                                                8,300
Reports and notices to shareholders                                      23,350
Registration and filing fees                                             25,416
Directors' fees and expenses                                              8,236
Other                                                                    37,424
                                                                    -----------
   Total Expenses                                                     1,249,248
   Expense Offset                                                        (3,296)
                                                                    -----------
   Net Expenses                                                       1,245,952
                                                                    -----------
Net Investment Loss                                                    (964,322)
                                                                    -----------

--------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
Net realized gain on sales of investments                             9,390,173
Net change in unrealized appreciation
   (depreciation)                                                    (1,311,912)
                                                                    -----------
Net Realized and Unrealized Gain
   on Investments                                                     8,078,261
                                                                    -----------
Net Increase in Net Assets from Operations                          $ 7,113,939
                                                                    ===========

See Notes to Financial Statements.

                          Sentinel Mid Cap Growth Fund

Statement of Changes on Net Assets

                                                    Six Months
                                                       Ended             Year
                                                      5/31/04           Ended
                                                    (Unaudited)       11/30/03
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment loss                                 $   (964,322)  $ (1,656,350)
Net realized gain on sales of investments              9,390,173      9,767,525
Net change in unrealized appreciation
   (depreciation)                                     (1,311,912)    31,454,920
                                                    ------------   ------------
Net increase in net assets from operations             7,113,939     39,566,095
                                                    ------------   ------------

--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                                             --             --
   Class B Shares                                             --             --
   Class C Shares                                             --             --
From net realized gain on investments
   Class A Shares                                             --             --
   Class B Shares                                             --             --
   Class C Shares                                             --             --
                                                    ------------   ------------
Total distributions to shareholders                           --             --
                                                    ------------   ------------

--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                     12,914,346     26,029,882
   Class B Shares                                      2,521,533      3,897,702
   Class C Shares                                        607,065      3,000,094
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                             --             --
   Class B Shares                                             --             --
   Class C Shares                                             --             --
                                                    ------------   ------------
                                                      16,042,944     32,927,678
Less: Payments for shares reacquired
   Class A Shares                                    (14,011,053)   (30,584,233)
   Class B Shares                                     (3,818,024)    (6,292,629)
   Class C Shares                                       (180,472)    (3,189,843)
                                                    ------------   ------------
Decrease in net assets from
   capital share transactions                         (1,966,605)    (7,139,027)
                                                    ------------   ------------
Total Increase in Net Assets for period                5,147,334     32,427,068
Net Assets: Beginning of period                      167,584,185    135,157,117
                                                    ------------   ------------
Net Assets: End of period                           $172,731,519   $167,584,185
                                                    ============   ============
Distributions in Excess of Net Investment
   Income at End of Period                          $ (1,015,551)  $    (51,229)
                                                    ============   ============

See Notes to Financial Statements.

                          Sentinel Mid Cap Growth Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                          Six Months
                                                        Ended 05/31/04  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                         (Unaudited)     11/30/03    11/30/02    11/30/01    11/30/00    11/30/99
----------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period                     $  13.64      $  10.32    $  12.63    $  18.97    $  17.80    $  14.65
                                                           --------      --------    --------    --------    --------    --------
Income (Loss) from Investment Operations
Net investment loss                                           (0.06)        (0.10)      (0.09)      (0.14)      (0.19)      (0.06)
Net realized and unrealized gain (loss)
   on investments                                              0.66          3.42       (2.22)      (4.06)       2.54        4.29
                                                           --------      --------    --------    --------    --------    --------
Total from investment operations                               0.60          3.32       (2.31)      (4.20)       2.35        4.23
                                                           --------      --------    --------    --------    --------    --------
Less Distributions
Dividends from net investment income                             --            --          --          --          --          --
Distributions from realized gains on investments                 --            --          --        2.14        1.18        1.08
                                                           --------      --------    --------    --------    --------    --------
Total Distributions                                              --            --          --        2.14        1.18        1.08
                                                           --------      --------    --------    --------    --------    --------
Net asset value at end of period                           $  14.24      $  13.64    $  10.32    $  12.63    $  18.97    $  17.80
                                                           ========      ========    ========    ========    ========    ========
Total Return (%) *                                             4.40 ++      32.17      (18.29)     (24.45)      13.85       30.45

Ratios/Supplemental Data

Ratio of net expenses to average net assets (%)                1.28 +        1.31        1.31        1.27        1.14        1.22
Ratio of net investment loss to average net assets (%)        (0.94)+       (0.98)      (0.80)      (0.99)      (0.83)      (0.41)
Portfolio turnover rate (%)                                      38 ++        116         230          88         135         118
Net assets at end of period (000 omitted)                  $141,886      $137,019    $109,161    $148,973    $206,488    $140,633

                                                          Six Months
                                                        Ended 05/31/04  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                         (Unaudited)     11/30/03    11/30/02    11/30/01    11/30/00    11/30/99
----------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period                      $ 12.74       $  9.76     $ 12.07     $ 18.39     $ 17.43     $ 14.52
                                                            -------       -------     -------     -------     -------     -------
Income (Loss) from Investment Operations
Net investment loss                                           (0.13)        (0.22)      (0.20)      (0.27)      (0.39)      (0.23)
Net realized and unrealized gain (loss)
   on investments                                              0.62          3.20       (2.11)      (3.91)       2.53        4.22
                                                            -------       -------     -------     -------     -------     -------
Total from investment operations                               0.49          2.98       (2.31)      (4.18)       2.14        3.99
                                                            -------       -------     -------     -------     -------     -------
Less Distributions
Dividends from net investment income                             --            --          --          --          --          --
Distributions from realized gains on investments                 --            --          --        2.14        1.18        1.08
                                                            -------       -------     -------     -------     -------     -------
Total Distributions                                              --            --          --        2.14        1.18        1.08
                                                            -------       -------     -------     -------     -------     -------
Net asset value at end of period                            $ 13.23       $ 12.74     $  9.76     $ 12.07     $ 18.39     $ 17.43
                                                            =======       =======     =======     =======     =======     =======
Total Return (%) *                                             3.85 ++      30.53      (19.14)     (25.20)      12.88       28.97

Ratios/Supplemental Data

Ratio of net expenses to average net assets (%)                2.29 +        2.47        2.30        2.27        2.00        2.29
Ratio of net investment loss to average net assets (%)        (1.95)+       (2.13)      (1.79)      (2.00)      (1.71)      (1.53)
Portfolio turnover rate (%)                                      38 ++        116         230          88         135         118
Net assets at end of period (000 omitted)                   $28,391       $28,615     $24,321     $33,322     $42,310     $14,891

+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.

See Notes to Financial Statements.

                          Sentinel Mid Cap Growth Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                            Six Months                                             Period from
                                                         Ended 05/31/04   Year Ended   Year Ended   Year Ended   3/30/00 through
                                                           (Unaudited)     11/30/03     11/30/02     11/30/01      11/30/00 (A)
--------------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period                       $ 13.01        $ 9.99       $ 12.40      $ 18.86        $ 22.79
                                                             -------        ------       -------      -------        -------
Income (Loss) from Investment Operations
Net investment income loss                                     (0.16)        (0.25)        (0.24)       (0.33)         (0.35)
Net realized and unrealized gain (loss)
   on investments                                               0.63          3.27         (2.17)       (3.99)         (3.58)
                                                             -------        ------       -------      -------        -------
Total from investment operations                                0.47          3.02         (2.41)       (4.32)         (3.93)
                                                             -------        ------       -------      -------        -------
Less Distributions
Dividends from net investment income                              --            --            --           --             --
Distributions from realized gains on investments                  --            --            --         2.14             --
                                                             -------        ------       -------      -------        -------
Total Distributions                                               --            --            --         2.14             --
                                                             -------        ------       -------      -------        -------
Net asset value at end of period                             $ 13.48        $13.01       $  9.99      $ 12.40        $ 18.86
                                                             =======        ======       =======      =======        =======
Total Return (%) *                                              3.61 ++      30.23        (19.44)      (25.33)        (17.24)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                 2.76 +        2.72          2.65         2.61           2.11 +
Ratio of net investment loss to average net assets (%)         (2.43)+       (2.39)        (2.15)       (2.36)         (1.87)+
Portfolio turnover rate (%)                                       38 ++        116           230           88            135
Net assets at end of period (000 omitted)                    $ 2,455        $1,951       $ 1,675      $ 2,447        $ 1,688

(A)  Commenced operations March 30, 2000.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.

See Notes to Financial Statements.

                           Sentinel Core Mid Cap Fund

Investment in Securities
at May 31, 2004 (Unaudited)
                                                                         Value
                                                             Shares    (Note 1)
--------------------------------------------------------------------------------
Common Stocks 86.9%
Consumer Discretionary 9.7%
* Brinker Int'l., Inc.                                        2,800   $  103,488
Family Dollar Stores, Inc.                                    2,500       78,400
Gentex Corp.                                                  1,100       41,800
GTECH Holdings Corp.                                          1,800      101,286
Mattel, Inc.                                                  8,000      139,840
McGraw-Hill Cos., Inc.                                        1,500      116,880
Michaels Stores, Inc.                                         1,900       99,275
Regis Corp.                                                   2,200       95,898
TJX Cos                                                       2,900       72,239
                                                                      ----------
                                                                         849,106
                                                                      ----------
Consumer Staples 6.1%
Clorox Co.                                                    2,800      146,608
Heinz, H.J. Co.                                               2,800      104,552
McCormick & Company, Inc.                                     3,800      134,710
Wrigley (Wm.) Jr. Co.                                         2,400      150,720
                                                                      ----------
                                                                         536,590
                                                                      ----------
Energy 10.7%
* B.J. Services Co.                                           1,700       71,213
Chesapeake Energy Corp.                                       8,800      116,160
EOG Resources, Inc.                                           1,400       74,802
GlobalSantaFe Corp.                                           3,000       75,390
Kerr-McGee Corp.                                              1,900       93,575
Noble Energy, Inc.                                            1,600       72,544
North Fork Bancorporation                                     4,000      154,000
Valero Energy Corp.                                           1,100       72,721
* Varco Int'l., Inc.                                          3,600       72,720
Western Gas Resources, Inc.                                   2,400      132,720
                                                                      ----------
                                                                         935,845
                                                                      ----------
Financials 16.9%
AON Corp.                                                     3,600       99,468
Arthur J. Gallagher & Co.                                     3,900      124,215
Associated Banc Corp.                                         3,900      114,075
Berkley W.R. Corp.                                            2,700      112,455
City National Corp.                                           1,700      109,769
Duke Realty Corp.                                             2,500       80,900
Federated Investors, Inc.                                     3,700      110,186
Liberty Property Trust                                        2,100       83,769
Mellon Financial Corp.                                        2,400       70,656
Mercantile Bankshares Corp.                                   1,700       79,373
State Street Corp.                                            1,500       72,630
Synovus Financial Corp.                                       4,000      103,000
TCF Financial Corp.                                           1,500       83,670
Union Planters Corp.                                          2,900       87,319
Willis Group Holdings Ltd.                                    2,000       71,320
Wilmington Trust Corp.                                        2,100       77,280
                                                                      ----------
                                                                       1,480,085
                                                                      ----------
Health Care 14.7%
Amerisourcebergen Corp.                                       1,800      107,964
Bard, C. R., Inc.                                               650       72,911
Beckman Coulter, Inc.                                         2,500      151,250
* Cerner Corp.                                                2,000       85,520
* Coventry Health Care, Inc.                                  1,700       78,336
Dentsply Int'l., Inc.                                         2,300      113,643
* Endo Pharmaceuticals Holdings, Inc.                         4,700      106,408
Hillenbrand Industries, Inc.                                  2,000   $  117,800
* Laboratory Corp.                                            2,000       82,720
* Millipore Corp.                                             1,400       76,986
Omnicare, Inc.                                                2,000       86,000
* Sunguard Data Systems, Inc.                                 5,000      138,550
* Triad Hospitals, Inc.                                       2,100       74,256
                                                                      ----------
                                                                       1,292,344
                                                                      ----------
Industrials 12.7%
* Choicepoint, Inc.                                           3,500      151,375
Donaldson Co., Inc.                                           3,000       78,840
Dover Corp.                                                   2,400       93,504
Englehard Corp.                                               4,000      121,080
ITT Industries, Inc.                                          1,400      112,770
Newmont Mining Corp.                                          3,500      138,985
Pall Corp.                                                    6,500      157,170
Republic Services, Inc.                                       3,800      109,630
Teleflex, Inc.                                                3,300      153,351
                                                                      ----------
                                                                       1,116,705
                                                                      ----------
Information Technology 12.5%
* Affiliated Computer Services                                3,500      174,370
* Ceridian Corp.                                              7,200      161,280
* Cognos, Inc.                                                2,200       74,074
* Computer Sciences Corp.                                     3,000      130,770
Diebold, Inc.                                                 2,400      117,912
* Electronic Arts, Inc.                                       1,700       86,411
Fair Isaac Corp.                                              3,400      118,150
* Integrated Circuit Systems, Inc.                            4,400      120,824
Intersil Corp.                                                5,500      116,875
                                                                      ----------
                                                                       1,100,666
                                                                      ----------
Materials 2.5%
Ecolab, Inc.                                                  3,200       97,632
Int'l. Flavors & Fragrances                                   3,300      118,734
                                                                      ----------
                                                                         216,366
                                                                      ----------
Utilities 1.1%
* Synopsys, Inc.                                              3,200       94,720
                                                                      ----------
Total Common Stocks

   (Cost $7,407,481)**                                                 7,622,427
                                                                      ----------

                                                          Principal
                                                           Amount        Value
                                                         (M=$1,000)    (Note 1)
--------------------------------------------------------------------------------
Corporate Short-Term Notes 8.2%
Chevron Oil Finance
   0.98%, 06/04/04                                          350M      $  349,971
Toyota Credit
   0.97%, 06/02/04                                          375M         374,990
                                                                      ----------
Total Corporate Short-Term Notes
   (Cost $724,961)                                                       724,961
                                                                      ----------
Total Investments
   (Cost $8,132,442)**                                                 8,347,388

Excess of Other Assets
   Over Liabilities 4.9%                                                 428,135
                                                                      ----------
Net Assets                                                            $8,775,523
                                                                      ==========

*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2004 net unrealized appreciation for federal income tax purposes aggregated $214,946 of which $326,889 related to appreciated securities and $111,943 related to depreciated securities.

                                              See Notes to Financial Statements.

                           Sentinel Core Mid Cap Fund

Statement of Assets and Liabilities
at May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $8,132,442)                               $8,347,388
Cash                                                                    106,615
Receivable for fund shares sold                                         570,488
Receivable for dividends                                                  3,442
                                                                     ----------
   Total Assets                                                       9,027,933
                                                                     ----------

--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                        244,064
Accrued expenses                                                          2,022
Management fee payable                                                    4,906
Distribution fee payable (Class A Shares)                                   533
Distribution fee payable (Class B Shares)                                   229
Distribution fee payable (Class C Shares)                                   257
Fund service fee payable                                                    369
Deferred Compensation                                                        30
                                                                     ----------
   Total Liabilities                                                    252,410
                                                                     ----------
Net Assets Applicable to Outstanding Shares                          $8,775,523
                                                                     ==========

Net Asset Value and Offering Price per Share Class A Shares*
$7,877,902/380,546 shares outstanding                                $    20.70
Sales Charge -- 5.00% of offering price                                    1.09
                                                                     ----------
Maximum Offering Price                                               $    21.79
                                                                     ==========
   Class B Shares*
$443,705/21,458 shares outstanding                                   $    20.68
                                                                     ==========
   Class C Shares*
$453,916/21,952 shares outstanding                                   $    20.68
                                                                     ==========

--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                           $    4,240
Paid-in capital                                                       8,552,066
Accumulated distributions in excess of net investment income             (1,554)
Accumulated undistributed net realized short-term gain on
   investments                                                            5,825
Unrealized appreciation of investments                                  214,946
                                                                     ----------
Net Assets                                                           $8,775,523
                                                                     ==========

* The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations
For the Period from March 25, 2004 (A) through May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                                              $ 14,689
Interest                                                                  1,966
                                                                       --------
   Total Income                                                          16,655
                                                                       --------
Expenses:
Management advisory fee                                                   9,014
Transfer agent fees                                                       3,327
Custodian fees                                                            2,928
Distribution expense (Class A Shares)                                       757
Distribution expense (Class B Shares)                                       289
Distribution expense (Class C Shares)                                       289
Accounting services                                                         303
Auditing fees                                                               500
Legal fees                                                                  255
Reports and notices to shareholders                                         152
Registration and filing fees                                                  2
Directors' fees and expenses                                                404
Other                                                                        17
                                                                       --------
   Total Expenses                                                        18,237
   Expense Offset                                                           (28)
                                                                       --------
   Net Expenses                                                          18,209
                                                                       --------
Net Investment Loss                                                      (1,554)
                                                                       --------

--------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
Net realized gain on sales of investments                                 5,825
Net change in unrealized appreciation                                   214,946
                                                                       --------
Net Realized and Unrealized Gain on Investments                         220,771
                                                                       --------
Net Increase in Net Assets from Operations                             $219,217
                                                                       ========

(A)  Commencement of operations.

See Notes to Financial Statements.

                           Sentinel Core Mid Cap Fund

Statement of Changes on Net Assets

                                                                   Period from
                                                                   03/25/04 (A)
                                                                 through 5/31/04
                                                                   (Unaudited)
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment loss                                                 $   (1,554)
Net realized gain on sales of investments                                5,825
Net change in unrealized appreciation                                  214,946
                                                                    ----------
Net increase in net assets from operations                             219,217
                                                                    ----------

--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                                                           --
   Class B Shares                                                           --
   Class C Shares                                                           --
From net realized gain on investments
   Class A Shares                                                           --
   Class B Shares                                                           --
   Class C Shares                                                           --
                                                                    ----------
Total distributions to shareholders                                         --
                                                                    ----------

--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                                    7,714,139
   Class B Shares                                                      547,376
   Class C Shares                                                      447,092
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                                           --
   Class B Shares                                                           --
   Class C Shares                                                           --
                                                                    ----------
                                                                     8,708,607
Less: Payments for shares reacquired
   Class A Shares                                                      (38,047)
   Class B Shares                                                     (114,072)
   Class C Shares                                                         (182)
                                                                    ----------
Increase in net assets from capital share transactions               8,556,306
                                                                    ----------
Total Increase in Net Assets for period                              8,775,523
Net Assets: Beginning of period                                             --
                                                                    ----------
Net Assets: End of period                                           $8,775,523
                                                                    ==========
Distributions in Excess of Net Investment
   Income at End of Period                                          $   (1,554)
                                                                    ==========

(A)  Commencement of operations.

See Notes to Financial Statements.

                           Sentinel Core Mid Cap Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                                   Period from
                                                                03/25/04 through
                                                                  05/31/04 (A)
                                                                   (Unaudited)
--------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period                               $20.00
                                                                     ------
Income from Investment Operations
Net investment income                                                    --
Net realized and unrealized gain on investments                        0.70
                                                                     ------
Total from investment operations                                       0.70
                                                                     ------
Less Distributions
Dividends from net investment income                                     --
Distributions from realized gains on investments                         --
                                                                     ------
Total Distributions                                                      --
                                                                     ------
Net asset value at end of period                                     $20.70
                                                                     ======
Total Return (%) *                                                     3.50++
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                        1.44+
Ratio of net investment loss to average net assets (%)                (0.06)+
Portfolio turnover rate (%)                                               4++
Net assets at end of period (000 omitted)                            $7,878

Class B Shares
Net asset value at beginning of period                               $20.00
                                                                     ------
Income (Loss) from Investment Operations
Net investment loss                                                   (0.02)
Net realized and unrealized gain on investments                        0.70
                                                                     ------
Total from investment operations                                       0.68
                                                                     ------
Less Distributions
Dividends from net investment income                                     --
Distributions from realized gains on investments                         --
                                                                     ------
Total Distributions                                                      --
                                                                     ------
Net asset value at end of period                                     $20.68
                                                                     ======
Total Return (%) *                                                     3.40++
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                        2.52+
Ratio of net investment loss to average net assets (%)                (1.13)+
Portfolio turnover rate (%)                                               4++
Net assets at end of period (000 omitted)                            $  444

Class C Shares
Net asset value at beginning of period                               $20.00
                                                                     ------
Income (Loss) from Investment Operations
Net investment income loss                                            (0.01)
Net realized and unrealized gain on investments                        0.69
                                                                     ------
Total from investment operations                                       0.68
                                                                     ------
Less Distributions
Dividends from net investment income                                     --
Distributions from realized gains on investments                         --
                                                                     ------
Total Distributions                                                      --
                                                                     ------
Net asset value at end of period                                     $20.68
                                                                     ======
Total Return (%) *                                                     3.40++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                        2.25+
Ratio of net investment loss to average net assets (%)                (0.80)+
Portfolio turnover rate (%)                                               4++
Net assets at end of period (000 omitted)                            $  454

(A)  Commenced operations March 25, 2004.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.

See Notes to Financial Statements.

                       Sentinel International Equity Fund

Investment in Securities
at May 31, 2004 (Unaudited)

                                                                        Value
                                                           Shares     (Note 1)
--------------------------------------------------------------------------------
Common Stocks 96.1%
Australia 1.8%
National Australia (f)                                     92,000   $  1,965,301
                                                                    ------------
Belgium 0.9%
* Belgacom SA (f)                                          34,400      1,041,702
                                                                    ------------
Canada 1.4%
Encana Corp. (f)                                           39,100      1,533,671
                                                                    ------------
China 0.9%
* China Life Insurance Co. Ltd (ADR)                       40,500        962,685
                                                                    ------------
Denmark 2.1%
Danske Bank (f)                                           104,400      2,373,237
                                                                    ------------
Finland 4.4%
Nokia OYJ (f)                                             149,400      2,046,528
Stora Enso Oyj-R (f)                                      136,400      1,767,811
Upm - Kymmene Oyj (f)                                      60,550      1,087,436
                                                                    ------------
                                                                       4,901,775
                                                                    ------------
France 3.9%
Michelin (f)                                               50,150      2,450,150
Societe Generale (f)                                       22,175      1,880,722
                                                                    ------------
                                                                       4,330,872
                                                                    ------------
Germany 2.8%
BASF A.G. (f)                                              40,400      2,067,225
Deutsche Bank A.G. (f)                                     13,300      1,044,571
                                                                    ------------
                                                                       3,111,796
                                                                    ------------
Hong Kong 2.4%
HSBC Holdings (f)                                         111,600      1,654,970
Hutchison Wham Fnc (f)                                    149,800      1,012,980
                                                                    ------------
                                                                       2,667,950
                                                                    ------------
Italy 2.0%
E.N.I. SpA-Sponsored (ADR)                                 22,300      2,264,119
                                                                    ------------
Japan 19.2%
Canon, Inc. (f)                                            35,000      1,732,989
East Japan Railway NPV (f)                                    109        564,736
Eisai Co. (f)                                              35,000        912,583
Fuji Photo Film (f)                                        87,000      2,592,728
Hitachi Ltd. (f)                                          170,000      1,168,073
Ito-Yokado Co. Ltd. (f)                                    30,000      1,220,727
KAO Corp. (f)                                              75,000      1,758,608
Millea Holdings (f)                                            83      1,078,011
NEC Electronics (f)                                         4,400        278,691
Nintendo Co. Ltd. (f)                                      16,900      1,699,398
Nippon Telegraph & Telephone (f)                              410      2,029,026
Sony Corp. (f)                                             53,100      1,959,032
Takeda Chemical Industries (f)                             55,800      2,325,463
TDK Corp. (f)                                              11,900        837,654
Toyota Motor Corp. (f)                                     38,600      1,396,599
                                                                    ------------
                                                                      21,554,318
                                                                    ------------
Mexico 1.8%
Telefonos de Mexico (ADR)                                  61,600      2,072,224
                                                                    ------------
Netherlands 8.0%
ABN-Amro Holdings (f)                                      45,500        969,075
Aegon N.V. (f)                                            123,600      1,492,591
DSM N.V. (f)                                               33,855      1,671,675
ING Groep N.V. (f)                                         75,900      1,714,351
Koninklijke Philips Electronics N.V. (ADR)                 54,550      1,491,943
TPG N.V. (f)                                               74,950      1,682,788
                                                                    ------------
                                                                       9,022,423
                                                                    ------------
Norway 1.1%
Statoil ASA (f)                                            98,000      1,224,269
                                                                    ------------
Portugal 1.0%
Portugal Telecom (ADR)                                    106,700   $  1,095,809
                                                                    ------------
South Korea 2.1%
Korea Electric Power (ADR)                                107,000        957,650
KT Corp. (ADR)                                             82,500      1,439,625
                                                                    ------------
                                                                       2,397,275
                                                                    ------------
Spain 4.5%
Endesa (ADR)                                               74,800      1,383,052
Repsol (ADR)                                               54,500      1,152,675
Total S.A                                                  27,200      2,558,976
                                                                    ------------
                                                                       5,094,703
                                                                    ------------
Sweden 2.7%
Ainax (f)                                                   3,413        102,626
Nordea AB (f)                                             168,800      1,143,938
Volvo AB Class B (f)                                       52,900      1,729,423
                                                                    ------------
                                                                       2,975,987
                                                                    ------------
Switzerland 11.2%
Cie Financ Richemont (f)                                   44,000      1,134,138
Credit Suisse Group (f)                                    31,100      1,070,669
Nestle S.A. Registered (f)                                 12,400      3,230,598
Novartis A.G Registered (f)                                64,100      2,885,077
Roche Holdings A.G. (f)                                    13,800      1,454,411
Syngenta A.G Registered (f)                                14,525      1,152,999
**Zurich Financial Services Group (f)                      10,400      1,637,438
                                                                    ------------
                                                                      12,565,330
                                                                    ------------
United Kingdom 21.9%
Abbey National plc (f)                                    159,100      1,308,410
BAA plc (f)                                               112,400      1,120,192
BP Amaco plc (f)                                          330,700      2,886,035
British Aerospace Systems (f)                             499,100      1,881,167
Cadbury Schweppes (f)                                     310,000      2,634,546
Diageo plc (f)                                            170,500      2,260,652
Glaxosmithkline plc (ADR)                                  61,800      2,623,410
Kingfisher plc (f)                                        300,150      1,571,839
Marks & Spencer plc (f)                                    78,300        515,529
Reed Elserier (f)                                         188,200      1,811,155
Royal Bank of Scotland (f)                                 90,000      2,717,613
Scottish Power (f)                                        185,900      1,346,437
Shell Transport & Trading (ADR)                            42,000      1,838,760
                                                                    ------------
                                                                      24,515,745
                                                                    ------------
Total Common Stocks
(Cost $94,702,667)**                                                 107,671,191

Corporate Short-Term Notes 2.5%
Wells Fargo
1.01%, 06/02/04
(Cost $2,799,921)                                          2,800M      2,799,921
                                                                    ------------
Total Investments
(Cost $97,502,588)***                                                110,471,112

Excess of Other Assets Over Liabilities 1.4%                           1,589,729
                                                                    ------------
Net Assets                                                          $112,060,841
                                                                    ============

--------------------------------------------------------------------------------
            Summary of Foreign Securities by Industry Classification

                                                       Percent of      Market
Industry                                               Net Assets       Value
                                                       ----------   ------------
Aerospace & Defense                                       1.7%      $  1,881,167
Air Freight & Logistics                                   2.5%         2,802,980
Apparel Accessories & Luxury Goods                        1.0%         1,134,138
Automobiles, Auto Parts                                   1.3%         1,499,225
Chemicals                                                 1.5%         1,671,675
Communications Equipment                                  1.8%         2,046,529
Construction & Farm Machinery & Heavy Trucks              1.5%         1,729,423
Consumer Electronics                                      3.1%         3,450,974
Department Stores                                         0.5%           515,529
Distillers/Brewery                                        2.0%         2,260,652
Diversified Banks                                        13.5%        15,083,934
Diversified Capital Markets                               0.9%         1,044,571
Diversified Chemicals                                     1.8%         2,067,225
Electrical Equipment/Manufacturers                        2.0%         2,284,418
Fertilizers & Agricultural Chemical                       1.0%         1,152,999
Financial Services - Diversified                          1.5%         1,714,351
Forest Products                                           1.0%         1,087,436
Home Entertainment Software                               1.5%         1,699,398
Home Improvement Retail                                   1.4%         1,571,839
Household Products                                        1.6%         1,758,608
Hypermarkets & Super Centers                              1.1%         1,220,727
Insurance- Life & Health                                  2.2%         2,455,276
Insurance- Property & Casualty                            1.0%         1,078,011
Multi-Life Insurance                                      1.5%         1,637,438
Office Electronics                                        1.5%         1,732,989
Oil & Gas - Exploration & Productions                     1.4%         1,533,671
Oil & Gas - Integrated                                   10.7%        11,924,835
Packaged Foods                                            5.2%         5,865,144
Paper Products                                            1.6%         1,767,811
Pharmaceuticals                                           9.1%        10,200,945
Photographic Products                                     2.3%         2,592,727
Publishing                                                1.6%         1,811,155
Railroads                                                 0.5%           564,736
Telecommunications Services                               7.8%         8,691,366
Tires & Rubber                                            2.2%         2,450,150
Utilities - Electric                                      3.3%         3,687,139
                                                         -----      ------------
                                                         96.1%      $107,671,191
                                                         =====      ============

(f) Fair Valued Securities. At May 31, 2004, the market value of the Fair Valued Securities amounted to $87,830,263 or 78.4% of the net assets.
*    Non-income producing.
**   Return of Capital
*** Cost for federal income tax purposes is substantially similar. At May 31, 2004, net unrealized appreciation for federal income tax purposes aggregated $12,968,524 of which $18,841,960 related to appreciated securities and $5,873,436 related to depreciated securities.
     (ADR)-American Depository Receipt

                                              See Notes to Financial Statements.

                       Sentinel International Equity Fund

Statement of Assets and Liabilities
at May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $97,502,588)                            $110,471,112
Cash and cash equivalents                                               546,341
Receivable for securities sold                                          654,711
Receivable for fund shares sold                                         102,309
Receivable for dividends                                                613,583
                                                                   ------------
   Total Assets                                                     112,388,056
                                                                   ------------

--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                        159,038
Payable for fund shares repurchased                                      30,666
Accrued expenses                                                         38,957
Management fee payable                                                   53,287
Distribution fee payable (Class A Shares)                                13,593
Distribution fee payable (Class B Shares)                                 5,934
Distribution fee payable (Class C Shares)                                 2,237
Fund service fee payable                                                 17,146
Deferred Compensation                                                     6,357
                                                                   ------------
   Total Liabilities                                                    327,215
                                                                   ------------
Net Assets Applicable to Outstanding Shares                        $112,060,841
                                                                   ============

Net Asset Value and Offering Price per Share
   Class A Shares*
$97,725,424/6,488,422 shares outstanding                           $      15.06
Sales Charge-- 5.00% of offering price                                     0.79
                                                                   ------------
Maximum Offering Price                                             $      15.85
                                                                   ============
   Class B Shares*
$11,519,799/778,466 shares outstanding                             $      14.80
                                                                   ============
   Class C Shares*
$2,815,618/189,549 shares outstanding                              $      14.85
                                                                   ============

--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                         $     74,564
Paid-in capital                                                     104,949,065
Accumulated undistributed net investment income                         644,116
Accumulated undistributed net realized loss
   on investments and foreign exchange                               (6,581,628)
Unrealized appreciation of investments
   and foreign exchange                                              12,974,724
                                                                   ------------
Net Assets                                                         $112,060,841
                                                                   ============

*The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment Income

Income:
Dividends                                                           $1,731,982**
Interest                                                                 8,375
                                                                    ----------
   Total Income                                                      1,740,357
                                                                    ----------
Expenses:
Management advisory fee                                                314,289
Transfer agent fees                                                    133,745
Custodian fees                                                          53,516
Distribution expense (Class A Shares)                                  141,347
Distribution expense (Class B Shares)                                   59,655
Distribution expense (Class C Shares)                                   12,831
Accounting services                                                     14,275
Auditing fees                                                            6,350
Legal fees                                                               4,750
Reports and notices to shareholders                                      9,200
Registration and filing fees                                            30,687
Directors' fees and expenses                                             5,211
Other                                                                   18,716
                                                                    ----------
   Total Expenses                                                      804,572
   Expense Offset                                                       (4,916)
                                                                    ----------
   Net Expenses                                                        799,656
                                                                    ----------
   Net Investment Income                                               940,701
                                                                    ----------

--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)from:
Investments                                                            498,559
Foreign currency transactions                                          (52,870)
                                                                    ----------
   Net realized gain                                                   445,689
                                                                    ----------
Net change in unrealized appreciation
   (depreciation) during the period:
Investments                                                          8,524,637
Foreign currency transactions                                          (11,480)
                                                                    ----------
Net change in unrealized appreciation                                8,513,157
                                                                    ----------
Net Realized and Unrealized Gain
   on Investments                                                    8,958,846
                                                                    ----------
Net Increase in Net Assets from Operations                          $9,899,547
                                                                    ==========

** Net of Foreign Tax Withholding of $229,623.

See Notes to Financial Statements.

                       Sentinel International Equity Fund

Statement of Changes on Net Assets

                                                     Six Months
                                                        Ended          Year
                                                       5/31/04         Ended
                                                     (Unaudited)     11/30/03
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment income                               $    940,701   $  1,027,615
Net realized gain (loss) on sales of investments         445,689     (4,122,570)
Net change in unrealized appreciation                  8,513,157     19,270,119
                                                    ------------   ------------
Net increase in net assets from operations             9,899,547     16,175,164
                                                    ------------   ------------

--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                                       (870,004)    (1,212,416)
   Class B Shares                                             --        (30,244)
   Class C Shares                                             --             --
From realized gain on investments
   Class A Shares                                             --       (475,793)
   Class B Shares                                             --        (80,114)
   Class C Shares                                             --         (8,598)
                                                    ------------   ------------
Total distributions to shareholders                     (870,004)    (1,807,165)
                                                    ------------   ------------

--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                     12,488,924     49,478,323
   Class B Shares                                      1,595,586      1,844,329
   Class C Shares                                      1,748,117        635,210
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                        765,767      1,442,168
   Class B Shares                                             --        107,231
   Class C Shares                                             --          8,598
                                                    ------------   ------------
                                                      16,598,394     53,515,859
Less: Payments for shares reacquired
   Class A Shares                                    (10,250,571)   (52,403,776)
   Class B Shares                                     (2,369,809)    (5,026,588)
   Class C Shares                                       (970,110)      (419,228)
                                                    ------------   ------------
Increase (decrease) in net assets from
   capital share transactions                          3,007,904     (4,333,733)
                                                    ------------   ------------
Total Increase in Net Assets for period               12,037,447     10,034,266
Net Assets: Beginning of period                      100,023,394     89,989,128
                                                    ------------   ------------
Net Assets: End of period                           $112,060,841   $100,023,394
                                                    ============   ============
Undistributed Net Investment
   Income at End of Period                          $    644,116   $    626,288
                                                    ============   ============

See Notes to Financial Statements.

                       Sentinel International Equity Fund*

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                     Six Months
                                                   Ended 05/31/04   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                     (Unaudited)     11/30/03     11/30/02     11/30/01     11/30/00     11/30/99
----------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period                $ 13.82         $ 11.83     $ 13.21      $ 18.64      $ 21.28      $  18.19
                                                      -------         -------     -------      -------      -------      --------
Income (Loss) from Investment Operations
Net investment income                                    0.14            0.16        0.17         0.12         0.21          0.28
Net realized and unrealized gain (loss)
   on investments                                        1.24            2.09       (1.37)       (2.16)       (0.90)         2.98
                                                      -------         -------     -------      -------      -------      --------
Total from investment operations                         1.38            2.25       (1.20)       (2.04)       (0.69)         3.26
                                                      -------         -------     -------      -------      -------      --------
Less Distributions
Dividends from net investment income                     0.14            0.19        0.14         0.18         0.26          0.17
Distributions from realized gains on investments           --            0.07        0.04         3.21         1.69            --
                                                      -------         -------     -------      -------      -------      --------
Total Distributions                                      0.14            0.26        0.18         3.39         1.95          0.17
                                                      -------         -------     -------      -------      -------      --------
Net asset value at end of period                      $ 15.06         $ 13.82     $ 11.83      $ 13.21      $ 18.64      $  21.28
                                                      =======         =======     =======      =======      =======      ========
Total Return (%) **                                     10.04++         19.61       (9.21)      (13.51)       (3.85)        18.09

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)          1.32+           1.35        1.30         1.26         1.23          1.25
Ratio of net investment income to average
   net assets (%)                                        1.90+           1.38        1.26         0.88         1.06          1.86
Portfolio turnover rate (%)                                15++            28          33           29           47            35
Net assets at end of period (000 omitted)             $97,725         $86,913     $75,951      $98,079      $96,354      $107,413

                                                     Six Months
                                                   Ended 05/31/04   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                     (Unaudited)     11/30/03     11/30/02     11/30/01     11/30/00     11/30/99
----------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period                $ 13.53         $ 11.57     $ 12.94      $ 18.30      $ 20.95       $ 17.92
                                                      -------         -------     -------      -------      -------       -------
Income (Loss) from Investment Operations
Net investment income (loss)                             0.06            0.01        0.02        (0.02)        0.02          0.10
Net realized and unrealized gain (loss)
   on investments                                        1.21            2.05       (1.35)       (2.13)       (0.89)         2.95
                                                      -------         -------     -------      -------      -------       -------
Total from investment operations                         1.27            2.06       (1.33)       (2.15)       (0.87)         3.05
                                                      -------         -------     -------      -------      -------       -------
Less Distributions
Dividends from net investment income                       --            0.03          --           --         0.09          0.02
Distributions from realized gains on investments           --            0.07        0.04         3.21         1.69            --
                                                      -------         -------     -------      -------      -------       -------
Total Distributions                                        --            0.10        0.04         3.21         1.78          0.02
                                                      -------         -------     -------      -------      -------       -------
Net asset value at end of period                      $ 14.80         $ 13.53     $ 11.57      $ 12.94      $ 18.30       $ 20.95
                                                      =======         =======     =======      =======      =======       =======
Total Return (%) **                                      9.39++         18.03      (10.31)      (14.36)       (4.79)        17.05

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)          2.49+           2.67        2.44         2.21         2.19          2.16
Ratio of net investment income (loss) to average
   net assets (%)                                        0.66+           0.13        0.16        (0.08)        0.08          0.98
Portfolio turnover rate (%)                                15++            28          33           29           47            35
Net assets at end of period (000 omitted)             $11,520         $11,255     $12,668      $17,176      $22,974       $23,536

+    Annualized
++   Not annualized
*    Formerly Sentinel World Fund. Name change effective July 1, 2002.
** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.

See Notes to Financial Statements.

                      Sentinel International Equity Fund*

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                     Six Months
                                                   Ended 05/31/04   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                     (Unaudited)     11/30/03     11/30/02     11/30/01     11/30/00     11/30/99
----------------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period                $13.59          $11.63      $ 13.05      $ 18.47       $21.08       $18.05
                                                      ------          ------      -------      -------       ------       ------

Income (Loss) from Investment Operations
Net investment income (loss)                            0.01           (0.04)       (0.03)       (0.08)        0.07         0.09
Net realized and unrealized gain (loss)
   on investments                                       1.25            2.07        (1.35)       (2.13)       (0.99)        2.94
                                                      ------          ------      -------      -------       ------       ------
Total from investment operations                        1.26            2.03        (1.38)       (2.21)       (0.92)        3.03
                                                      ------          ------      -------      -------       ------       ------

Less Distributions
Dividends from net investment income                      --              --           --           --           --           --
Distributions from realized gains on investments          --            0.07         0.04         3.21         1.69           --
                                                      ------          ------      -------      -------       ------       ------
Total Distributions                                       --            0.07         0.04         3.21         1.69           --
                                                      ------          ------      -------      -------       ------       ------
Net asset value at end of period                      $14.85          $13.59      $ 11.63      $ 13.05       $18.47       $21.08
                                                      ======          ======      =======      =======       ======       ======
Total Return (%) **                                     9.27++         17.64       (10.61)      (14.59)       (5.00)       16.79

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)         2.72+           2.96         2.90         2.36         2.33         2.29
Ratio of net investment income (loss) to average
   net assets (%)                                       0.64+          (0.24)       (0.25)       (0.43)        0.32         0.85
Portfolio turnover rate (%)                               15++            28           33           29           47           35
Net assets at end of period (000 omitted)             $2,816          $1,856      $ 1,370      $ 1,622       $2,080       $1,820

+    Annualized
++   Not annualized
*    Formerly Sentinel World Fund. Name change effective July 1, 2002.
** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.

See Notes to Financial Statements.

                           Sentinel Growth Index Fund

Investment in Securities
at May 31, 2004 (Unaudited)

                                                                        Value
                                                            Shares     (Note 1)
--------------------------------------------------------------------------------
Common Stocks 99.9%
Consumer Discretionary 7.1%
* AutoZone, Inc.                                             1,300   $   112,775
* Bed Bath & Beyond, Inc.                                    4,300       160,175
Best Buy Co., Inc.                                           4,700       247,972
Black & Decker Corp.                                         1,200        71,916
Delphi Automotive Systems Corp.                              8,100        82,539
Dollar General Corp.                                         4,900        95,060
Dow Jones & Co., Inc.                                        1,197        57,372
* Ebay, Inc.                                                 9,400       834,720
Family Dollar Stores, Inc.                                   2,500        78,400
Gap, Inc.                                                   13,000       313,950
Harley-Davidson, Inc.                                        4,380       251,806
Int'l. Game Technology                                       5,000       196,500
Knight Ridder, Inc.                                          1,200        91,176
* Kohl's Corp.                                               4,936       234,756
Lowe's Cos., Inc.                                           11,500       616,055
Maytag Corp.                                                 1,100        28,688
McGraw-Hill Cos., Inc.                                       2,800       218,176
Meredith Corp.                                                 700        36,722
New York Times Co.- Class A                                  2,200       102,586
Nike, Inc.- Class B                                          3,900       277,485
Omnicom Group, Inc.                                          2,781       222,118
Radioshack Corp.                                             2,354        71,538
Staples, Inc.                                                7,200       198,576
* Starbucks Corp.                                            5,800       235,712
Tiffany & Co.                                                2,100        74,278
TJX Cos                                                      7,300       181,843
Whirlpool Corp.                                              1,000        66,530
Yum Brands, Inc.                                             4,320       162,000
                                                                     -----------
                                                                       5,321,424
                                                                     -----------
Consumer Staples 20.2%
Altria Group, Inc.                                          29,900     1,434,302
Anheuser-Busch Co., Inc.                                    11,884       633,061
Avon Products, Inc.                                          3,501       310,399
Brown Forman Corp. - Class B                                 1,800        86,490
Campbell Soup Co.                                            5,969       152,269
Clorox Co.                                                   3,100       162,316
Coca-Cola Co.                                               35,645     1,830,371
Colgate Palmolive Co.                                        7,794       445,817
Gillette Co.                                                14,657       631,570
Heinz, H.J. Co.                                              5,094       190,210
Hershey Foods Corp.                                          1,900       168,587
Kellogg Co.                                                  6,012       254,909
Kimberly-Clark Corp.                                         7,300       481,070
McCormick & Co., Inc.                                        2,000        70,900
PepsiCo, Inc.                                               24,954     1,331,795
Procter & Gamble Co.                                        18,900     2,037,798
Sara Lee Corp.                                              11,524       263,900
Sysco Corp.                                                  9,440       354,000
UST, Inc.                                                    2,399        89,627
Walgreen Co.                                                14,986       524,660
Wal-Mart Stores, Inc.                                       63,121     3,517,733
Wrigley (Wm.) Jr. Co.                                        3,276       205,733
                                                                     -----------
                                                                      15,177,517
                                                                     -----------
Energy 0.7%
Schlumberger Ltd.                                            8,600       491,662
                                                                     -----------
Financials 4.6%
American Express Co.                                        18,800       953,160
Fannie Mae                                                  14,200       961,340
Federated Investors, Inc.                                    1,600        47,648
Fifth Third Bancorp                                          8,200       445,178
Marsh & McLennan Cos                                         7,700       339,724
Moody's Corp.                                                2,189       143,139
North Fork Bancorporation, Inc.                              2,500        96,250
SLM Corp.                                                    6,604   $   253,131
Synovus Financial Corp.                                      4,400       113,300
T. Rowe Price Group                                          1,800        86,688
                                                                     -----------
                                                                       3,439,558
                                                                     -----------
Health Care 23.5%
Abbott Labs                                                 22,835       941,030
Allergan, Inc.                                               1,962       174,422
* Amgen, Inc.                                               18,818     1,029,345
Bard, C.R., Inc.                                               800        89,736
Baxter Int'l., Inc.                                          8,900       279,816
* Biogen Idec, Inc.                                          4,807       298,755
Biomet, Inc.                                                 3,750       150,450
* Boston Scientific Corp.                                   11,900       527,170
Bristol-Myers Squibb Co.                                    28,318       715,596
Cardinal Health, Inc.                                        6,400       433,344
* Chiron Corp.                                               2,700       120,825
* Express Scripts, Inc.                                      1,200        93,912
* Forest Labs, Inc.                                          5,400       342,306
Guidant Corp.                                                4,525       245,888
* Hospira, Inc.                                              2,193        56,229
IMS Health, Inc.                                             3,428        85,289
Johnson & Johnson                                           43,350     2,415,028
Lilly, Eli & Co.                                            16,460     1,212,608
Medtronic, Inc.                                             17,728       849,171
Merck & Co., Inc.                                           32,465     1,535,595
* Millipore Corp.                                              697        38,328
Mylan Labs, Inc.                                             3,900        87,009
Pfizer, Inc.                                               111,248     3,931,504
* St. Jude Medical, Inc.                                     2,500       190,650
Stryker Corp.                                                5,800       294,930
UnitedHealth Group, Inc.                                     9,100       593,775
Wyeth                                                       19,400       698,400
* Zimmer Holdings, Inc.                                      3,541       302,224
                                                                     -----------
                                                                      17,733,335
                                                                     -----------
Industrials 12.9%
3M Company                                                  11,500       972,440
* American Standard Cos., Inc.                               3,300       123,816
* Apollo Group, Inc.- Class A                                2,600       243,880
Avery Dennison Corp.                                         1,656        97,770
Block, H & R, Inc.                                           2,600       127,010
Boeing Co.                                                  12,300       563,340
Cintas Corp.                                                 2,500       113,450
Deluxe Corp.                                                   700        29,974
Emerson Electric Co.                                         6,200       370,140
Equifax, Inc.                                                1,972        48,334
General Electric Co.                                       148,755     4,629,256
* Monster Worldwide, Inc.                                    1,600        40,496
* Navistar Int'l. Corp.                                      1,000        37,950
Paychex, Inc.                                                5,522       207,130
Pitney Bowes, Inc.                                           3,400       150,722
* Robert Half Int'l., Inc.                                   2,500        69,950
Rockwell Collins, Inc.                                       2,600        78,104
United Parcel Service, Inc. - Class B                       16,500     1,183,380
United Technologies Corp.                                    7,500       634,575
                                                                     -----------
                                                                       9,721,717
                                                                     -----------
Information Technology 27.8%
Adobe Systems, Inc.                                          3,488       155,669
* Agilent Technologies                                       6,900       177,330
* Altera Corp.                                               5,500       125,895
Analog Devices, Inc.                                         5,500       270,325
* Applied Materials, Inc.                                   24,500       489,020
Autodesk, Inc.                                               1,600        57,376
Automatic Data Processing                                    8,563       380,454
* Avaya, Inc.                                                6,100        96,563
* Broadcom Corp.                                             4,400       185,724
* Cisco Systems, Inc.                                      100,260     2,220,759
* Citrix Systems, Inc.                                       2,300        48,415
* Dell, Inc.                                                37,323   $ 1,313,023
* Electronic Arts, Inc.                                      4,400       223,652
* EMC Corp.                                                 35,200       395,648
First Data Corp.                                            12,900       558,441
Intel Corp.                                                 94,608     2,701,058
Int'l. Business Machines                                    24,804     2,197,386
* Intuit, Inc.                                               2,900       113,622
* KLA-Tencor Corp.                                           2,900       139,722
* Lexmark Int'l., Inc. - Class A                             1,929       181,943
Linear Technology                                            4,500       178,470
* Lucent Technologies                                       62,100       221,697
Maxim Integrated Products, Inc.                              4,800       243,984
* Mercury Interactive Corp.                                  1,300        62,322
Microsoft Corp.                                            157,486     4,149,757
* National Semiconductor Corp.                               5,100       110,517
* Network Appliance, Inc.                                    4,944        97,891
* Novell, Inc.                                               5,400        49,194
* Oracle Corp.                                              76,208       862,675
* Parametric Technology Corp.                                3,800        18,430
* PMC-Sierra, Inc.                                           2,500        35,250
* QLogic Corp.                                               1,400        42,980
Qualcomm, Inc.                                              11,758       788,609
* Symantec Corp.                                             4,500       206,100
* Teradyne, Inc.                                             2,700        60,183
Texas Instruments                                           25,200       657,972
* Unisys Corp.                                               4,800        65,088
* Veritas Software Corp.                                     6,200       164,920
* Waters Corp.                                               1,800        82,944
Xilinx, Inc.                                                 5,050       184,224
* Yahoo!, Inc.                                              19,360       593,578
                                                                     -----------
                                                                      20,908,810
                                                                     -----------
Materials 2.4%
Ball Corp.                                                     800        54,648
Dow Chemical Co.                                            13,600       542,640
Dupont (El) de Nemours                                      14,600       630,720
Ecolab, Inc.                                                 3,700       112,887
Freeport McMoran Copper & Gold                               2,500        84,075
* Hercules, Inc.                                             1,600        16,928
Int'l. Flavors & Fragrances                                  1,400        50,372
Praxair, Inc.                                                4,700       173,853
* Sealed Air Corp.                                           1,200        60,324
Sigma Aldrich Corp.                                          1,000        57,110
                                                                     -----------
                                                                       1,783,557
                                                                     -----------
Telecommunication Services 0.6%
* Nextel Communications, Inc.                               16,000       370,080
* Qwest Communications Int'l., Inc.                         25,700        96,375
                                                                     -----------
                                                                         466,455
                                                                     -----------
Utilities 0.1%
* AES Corp.                                                  9,000        84,060
                                                                     -----------
Total Common Stocks
(Cost $70,811,126)**                                                  75,128,095

Excess of Other Assets Over Liabilities 0.1%                             105,917
                                                                     -----------
Net Assets                                                           $75,234,012
                                                                     ===========

*    Non-income producing
** Cost for federal income tax purposes is substantially similar. At May 31, 2004 net unrealized appreciation for federal income tax purposes aggregated $4,316,969 of which $11,459,504 related to appreciated securities and $7,142,535 related to depreciated securities.

                                              See Notes to Financial Statements.

                           Sentinel Growth Index Fund

Statement of Assets and Liabilities
at May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $70,811,126)                            $ 75,128,095
Cash and cash equivalents                                               243,231
Receivable for fund shares sold                                          84,451
Receivable for dividends                                                100,141
Receivable from fund administrator                                       18,494
                                                                   ------------
   Total Assets                                                      75,574,412
                                                                   ------------
--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                        233,271
Payable for fund shares repurchased                                      35,188
Accrued expenses                                                         19,399
Management fee payable                                                   18,880
Distribution fee payable (Class A Shares)                                 8,799
Distribution fee payable (Class B Shares)                                 8,955
Distribution fee payable (Class C Shares)                                 1,564
Fund service fee payable                                                  9,983
Deferred Compensation                                                     4,361
                                                                   ------------
   Total Liabilities                                                    340,400
                                                                   ------------
Net Assets Applicable to Outstanding Shares                        $ 75,234,012
                                                                   ============

Net Asset Value and Offering Price per Share
   Class A Shares*
$60,615,174/4,209,963 shares outstanding                           $      14.40
Sales Charge -- 2.50% of offering price                                    0.37
                                                                   ------------
Maximum Offering Price                                             $      14.77
                                                                   ============
   Class B Shares*
$12,727,175/909,593 shares outstanding                             $      13.99
                                                                   ============
   Class C Shares*
$1,891,663/141,777 shares outstanding                              $      13.34
                                                                   ============
--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                         $     52,613
Paid-in capital                                                     111,012,328
Accumulated undistributed net investment income                         109,265
Accumulated undistributed net realized loss on investments          (40,257,163)
Unrealized appreciation of investments                                4,316,969
                                                                   ------------
Net Assets                                                         $ 75,234,012
                                                                   ============

* The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                                           $   489,860
                                                                    -----------
Expenses:
Management advisory fee                                                 111,668
Transfer agent fees                                                      78,450
Custodian fees                                                           24,150
Distribution expense (Class A Shares)                                    46,675
Distribution expense (Class B Shares)                                    49,076
Distribution expense (Class C Shares)                                     8,504
Accounting services                                                      10,950
Auditing fees                                                             3,000
Legal fees                                                                2,250
Reports and notices to shareholders                                       5,625
Registration and filing fees                                             17,367
Directors' fees and expenses                                              3,570
Other                                                                     4,917
                                                                    -----------
   Total Expenses                                                       366,202
   Expense Reimbursement                                                (48,904)
   Expense Offset                                                          (650)
                                                                    -----------
   Net Expenses                                                         316,648
                                                                    -----------
Net Investment Income                                                   173,212
                                                                    -----------

--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
Net realized loss on sales of investments                            (1,111,997)
Net change in unrealized appreciation                                 4,243,353
                                                                    -----------
Net Realized and Unrealized Gain on Investments                       3,131,356
                                                                    -----------
Net Increase in Net Assets from Operations                          $ 3,304,568
                                                                    ===========

See Notes to Financial Statements.

                           Sentinel Growth Index Fund

Statement of Changes on Net Assets

                                                       Six Months
                                                         Ended          Year
                                                        5/31/04        Ended
                                                      (Unaudited)     11/30/03
-------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment gain                                   $   173,212   $   352,568
Net realized loss on sales of investments              (1,111,997)   (6,552,852)
Net change in unrealized appreciation                   4,243,353    13,136,003
                                                      -----------   -----------
Net increase in net assets from operations              3,304,568     6,935,719
                                                      -----------   -----------

-------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                                        (365,810)     (219,899)
   Class B Shares                                              --            --
   Class C Shares                                              --            --
From net realized gain on investments
   Class A Shares                                              --            --
   Class B Shares                                              --            --
   Class C Shares                                              --            --
                                                      -----------   -----------
Total distributions to shareholders                      (365,810)     (219,899)
                                                      -----------   -----------

-------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                       6,952,764    11,928,030
   Class B Shares                                         792,805     1,719,575
   Class C Shares                                         674,715       546,273
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                         224,057       127,275
   Class B Shares                                              --            --
   Class C Shares                                              --            --
                                                      -----------   -----------
                                                        8,644,341    14,321,153
Less: Payments for shares reacquired
   Class A Shares                                      (5,047,358)   (9,004,055)
   Class B Shares                                      (1,575,277)   (1,883,832)
   Class C Shares                                         (60,069)     (200,656)
                                                      -----------   -----------
Increase in net assets from
   capital share transactions                           1,961,637     3,232,610
                                                      -----------   -----------
Total Increase in Net Assets for period                 4,900,395     9,948,430
Net Assets: Beginning of period                        70,333,617    60,385,187
                                                      -----------   -----------
Net Assets: End of period                             $75,234,012   $70,333,617
                                                      ===========   ===========
Undistributed Net Investment
   Income at End of Period                            $   109,265   $   301,863
                                                      ===========   ===========

See Notes to Financial Statements.

                           Sentinel Growth Index Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                    Six Months                                                      Period from
                                                  Ended 05/31/04  Year Ended  Year Ended  Year Ended  Year Ended  9/13/99 through
                                                    (Unaudited)     11/30/03   11/30/02    11/30/01    11/30/00    11/30/99 (A)
---------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period               $ 13.82        $ 12.43    $ 15.30     $ 18.53     $ 21.30       $ 20.00
                                                     -------        -------    -------     -------     -------       -------
Income (Loss) from Investment Operations
Net investment income (loss)                            0.05           0.10       0.07        0.03       (0.02)         0.02
Net realized and unrealized gain (loss)
   on investments                                       0.62           1.35      (2.93)      (3.26)      (2.74)         1.28
                                                     -------        -------    -------     -------     -------       -------
Total from investment operations                        0.67           1.45      (2.86)      (3.23)      (2.76)         1.30
                                                     -------        -------    -------     -------     -------       -------
Less Distributions
Dividends from net investment income                    0.09           0.06       0.01          --        0.01            --
Distributions from realized gains on investments          --             --         --          --        0.00**          --
                                                     -------        -------    -------     -------     -------       -------
Total Distributions                                     0.09           0.06       0.01          --        0.01            --
                                                     -------        -------    -------     -------     -------       -------
Net asset value at end of period                     $ 14.40        $ 13.82    $ 12.43     $ 15.30     $ 18.53       $ 21.30
                                                     =======        =======    =======     =======     =======       =======
Total Return (%)*                                       4.86++        11.73     (18.73)     (17.43)     (12.97)         6.50++
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)         0.65+          0.65       0.65        0.66        0.66          0.63+
Ratio of expenses to average net assets before
   voluntary expense reimbursements (%)***              0.78+          0.85       0.79        0.78        0.76          1.11+
Ratio of net investment income (loss) to average
   net assets (%)                                       0.67+          0.79       0.49        0.19       (0.07)         0.46+
Ratio of net investment income (loss) to average
   net assets before voluntary expense
   reimbursements (%)***                                0.53+          0.59       0.36        0.07       (0.17)        (0.01)+
Portfolio turnover rate (%)                                9++           24         29          52          30             3++
Net assets at end of period (000 omitted)            $60,615        $56,154    $47,721     $57,585     $68,451       $28,530

                                                    Six Months                                                      Period from
                                                  Ended 05/31/04  Year Ended  Year Ended  Year Ended  Year Ended  9/13/99 through
                                                    (Unaudited)     11/30/03   11/30/02    11/30/01    11/30/00    11/30/99 (A)
---------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period               $ 13.40       $ 12.11     $ 15.06     $ 18.38     $ 21.28        $20.00
                                                     -------       -------     -------     -------     -------        ------
Income (Loss) from Investment Operations
Net investment loss                                    (0.01)        (0.02)      (0.06)      (0.10)      (0.19)        (0.01)
Net realized and unrealized gain (loss)
   on investments                                       0.60          1.31       (2.89)      (3.22)      (2.71)         1.29
                                                     -------       -------     -------     -------     -------        ------
Total from investment operations                        0.59          1.29       (2.95)      (3.32)      (2.90)         1.28
                                                     -------       -------     -------     -------     -------        ------
Less Distributions
Dividends from net investment income                      --            --          --          --          --            --
Distributions from realized gains on investments          --            --          --          --        0.00**          --
                                                     -------       -------     -------     -------     -------        ------
Total Distributions                                       --            --          --          --          --            --
                                                     -------       -------     -------     -------     -------        ------
Net asset value at end of period                     $ 13.99       $ 13.40     $ 12.11     $ 15.06     $ 18.38        $21.28
                                                     =======       =======     =======     =======     =======        ======
Total Return (%)*                                       4.40++       10.65      (19.59)     (18.06)     (13.62)         6.40++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)         1.55+         1.60        1.59        1.48        1.45          1.17+
Ratio of expenses to average net assets before
   voluntary expense reimbursements (%)***              1.68+         1.80        1.73        1.60        1.54          1.66+
Ratio of net investment loss to average
   net assets (%)                                      (0.23)+       (0.16)      (0.44)      (0.63)      (0.85)        (0.14)+
Ratio of net investment loss to average
   net assets before voluntary expense
   reimbursements (%)***                               (0.36)+       (0.36)      (0.58)      (0.75)      (0.94)        (0.62)+
Portfolio turnover rate (%)                                9++          24          29          52          30             3++
Net assets at end of period (000 omitted)            $12,727       $12,952     $11,867     $15,778     $20,314        $8,452

(A)  Commenced operations September 13, 1999. + Annualized ++ Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.
**   Represents less than $.005 of average daily shares outstanding.
*** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

                           Sentinel Growth Index Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                     Six Months                                              Period from
                                                   Ended 05/31/04   Year Ended   Year Ended   Year Ended   3/30/00 through
                                                     (Unaudited)     11/30/03     11/30/02     11/30/01      11/30/00 (B)
--------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period                $12.84          $11.80      $ 14.78      $ 18.36         $ 23.59
                                                      ------          ------      -------      -------         -------
Income (Loss) from Investment Operations
Net investment loss                                    (0.10)          (0.18)       (0.18)       (0.36)          (0.29)
Net realized and unrealized gain (loss)
   on investments                                       0.60            1.22        (2.80)       (3.22)          (4.94)
                                                      ------          ------      -------      -------         -------
Total from investment operations                        0.50            1.04        (2.98)       (3.58)          (5.23)
                                                      ------          ------      -------      -------         -------
Less Distributions
Dividends from net investment income                      --              --           --           --              --
Distributions from realized gains on investments          --              --           --           --              --
                                                      ------          ------      -------      -------         -------
Total Distributions                                       --              --           --           --              --
                                                      ------          ------      -------      -------         -------
Net asset value at end of period                      $13.34          $12.84      $ 11.80      $ 14.78         $ 18.36
                                                      ======          ======      =======      =======         =======

Total Return (%)*                                       3.89 ++         8.81       (20.16)      (19.50)         (22.17)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)         2.50 +          2.96         2.55         3.23            2.35 +
Ratio of expenses to average net assets before
   voluntary expense reimbursements (%)***              2.63 +          3.16         2.68         3.34            2.45 +
Ratio of net investment loss to average
   net assets (%)                                      (1.20)+         (1.53)       (1.39)       (2.37)          (1.81)+
Ratio of net investment loss to average
   net assets before voluntary expense
   reimbursements (%)***                               (1.33)+         (1.73)       (1.52)       (2.48)          (1.90)+
Portfolio turnover rate (%)                                9 ++           24           29           52              30
Net assets at end of period (000 omitted)             $1,892          $1,228      $   797      $   864         $   608

(B)  Commenced operations March 30, 2000.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.
*** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

                           Sentinel Common Stock Fund

Investment in Securities
at May 31, 2004 (Unaudited)

                                                                       Value
                                                        Shares       (Note 1)
--------------------------------------------------------------------------------
Common Stocks 96.9%
Consumer Discretionary 8.2%
* Comcast Corp. -
   Class A                                            1,000,000   $   28,350,000
McGraw-Hill Cos., Inc.                                  105,000        8,181,600
* Time Warner, Inc.                                   1,500,000       25,560,000
TJX Cos                                                 340,000        8,469,400
Yum Brands, Inc.                                        495,000       18,562,500
                                                                  --------------
                                                                      89,123,500
                                                                  --------------
Consumer Staples 10.7%
Altria Group, Inc.                                      370,000       17,748,900
Colgate Palmolive Co.                                   275,000       15,730,000
Diageo plc (ADR)                                        265,000       14,283,500
Kimberly-Clark Corp.                                    370,000       24,383,000
Kraft Foods, Inc.                                       725,000       21,648,500
PepsiCo, Inc.                                           250,000       13,342,500
Wrigley (Wm.) Jr. Co.                                   150,000        9,420,000
                                                                  --------------
                                                                     116,556,400
                                                                  --------------
Energy 12.7%
* B.J. Services Co.                                     146,100        6,120,129
Chevron Texaco Corp.                                     98,700        8,922,480
* Cooper Cameron Corp.                                  180,000        8,346,600
EOG Resources, Inc.                                     290,000       15,494,700
Exxon Mobil Corp.                                       500,000       21,625,000
GlobalSantaFe Corp.                                     345,000        8,669,850
Noble Energy, Inc.                                      234,000       10,609,560
Pioneer Natural Resources Co.                           442,900       13,707,755
* Pride Int'l., Inc.                                    680,000       10,689,600
Schlumberger Ltd.                                       249,300       14,252,481
Tidewater, Inc.                                          40,400        1,116,656
Unocal Corp.                                            325,200       11,586,876
* Weatherford Int'l., Inc.                              192,000        7,969,920
                                                                  --------------
                                                                     139,111,607
                                                                  --------------
Financials 15.7%
American Express Co.                                    240,000       12,168,000
American Int'l. Group                                   190,000       13,927,000
Bank of America Corp.                                   147,154       12,232,912
Bank of New York, Inc.                                  340,000       10,223,800
Citigroup, Inc.                                         650,000       30,179,500
Marsh & McLennan Cos                                    310,000       13,677,200
Mellon Financial Corp.                                  346,000       10,186,240
Morgan Stanley                                          100,000        5,351,000
PNC Financial Services Group, Inc.                      245,000       13,526,450
St. Paul Travelers Cos., Inc.                           531,700       21,097,856
U.S. Bancorp                                            400,000       11,240,000
Washington Mutual, Inc.                                 106,300        4,643,184
Wells Fargo & Co.                                       225,000       13,230,000
                                                                  --------------
                                                                     171,683,142
                                                                  --------------
Health Care 18.5%
* Amgen, Inc.                                            75,000        4,102,500
Baxter Int'l., Inc.                                     795,000       24,994,800
Cigna Corp.                                             285,000       19,323,000
Guidant Corp.                                           205,000       11,139,700
HCA, Inc.                                               425,000       16,502,750
Johnson & Johnson                                       500,000       27,855,000
* Laboratory Corp.                                      520,000       21,507,200
Lilly, Eli & Co.                                        315,000       23,206,050
McKesson Corp.                                          535,000       18,404,000
Medtronic, Inc.                                         305,000       14,609,500
Pfizer, Inc.                                            400,000       14,136,000
* WebMD Corp.                                           800,000        7,088,000
                                                                  --------------
                                                                     202,868,500
                                                                  --------------
Industrials 12.3%
Dover Corp.                                             185,000   $    7,207,600
General Dynamics Corp.                                  158,900       15,195,607
General Electric Co.                                    360,000       11,203,200
Honeywell Int'l., Inc.                                  527,800       17,786,860
Northrop Grumman Corp.                                  270,000       27,845,100
Rockwell Automation, Inc.                               360,000       12,189,600
Tyco Int'l. Ltd.                                        683,800       21,054,202
Union Pacific Corp.                                     148,900        8,683,848
United Technologies Corp.                                59,600        5,042,756
Waste Management, Inc.                                  280,000        8,052,800
                                                                  --------------
                                                                     134,261,573
Information Technology 9.8%                                       --------------
* BMC Software, Inc.                                    821,400       14,489,496
Electronic Data Systems                                 720,000       11,772,000
First Data Corp.                                        315,000       13,636,350
Hewlett-Packard Co.                                     300,000        6,372,000
Intel Corp.                                              38,800        1,107,740
Int'l. Business Machines                                135,000       11,959,650
Microsoft Corp.                                         540,000       14,229,000
Motorola, Inc.                                          550,000       10,873,500
* Sungard Data Systems, Inc.                            400,000       11,084,000
Symbol Technologies, Inc.                               825,000       12,152,250
                                                                  --------------
                                                                     107,675,986
                                                                  --------------
Materials 9.0%
Alcan, Inc.                                             215,000        8,591,400
Dupont (EI) de Nemours                                  424,400       18,334,080
Freeport McMoran Copper & Gold                          530,000       17,823,900
* Inco Ltd.                                             125,000        4,036,250
Int'l. Paper Co.                                        435,900       18,277,287
Monsanto Co.                                            184,400        6,361,800
Newmont Mining Corp.                                    400,000       15,884,000
Packaging Corp. of America                              255,800        6,011,300
Peabody Energy Corp.                                     69,300        3,446,982
                                                                  --------------
                                                                      98,766,999
                                                                  --------------
Total Common Stocks
(Cost $790,618,813)                                                1,060,047,707
                                                                  --------------

                                                      Principal
                                                       Amount          Value
                                                     (M=$1,000)      (Note 1)
--------------------------------------------------------------------------------
Corporate Short-Term Notes 1.6%
Northern Trust Corp.
   1.03%, 06/14/04                                     4,000M     $    3,998,512
Prudential Funding
   0.97%, 06/01/04                                     6,000M          6,000,000
Wells Fargo & Co.
   1.01%, 06/02/04                                     7,000M          6,999,804
                                                                  --------------
Total Corporate Short-Term Notes
   (Cost $16,998,316)                                                 16,998,316
                                                                  --------------

U.S. Government Agency Obligations 0.5%
Federal Home Loan Bank
   0.975%, 06/04/04
   (Cost $5,989,513)                                   5,990M          5,989,513
                                                                  --------------
Total Investments
   (Cost $813,606,642)**                                           1,083,035,536

Excess of Other Assets Over Liabilities 1.0%                          11,027,940
                                                                  --------------
Net Assets                                                        $1,094,063,476
                                                                  ==============

*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2004 unrealized appreciation for federal income tax purposes aggregated $269,428,894 of which $274,698,606 related to appreciated securities and $5,269,712 related to depreciated securities. (ADR) - American Depository Receipt

                                              See Notes to Financial Statements.

                           Sentinel Common Stock Fund

Statement of Assets and Liabilities
at May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value ($813,606,642)                               $1,083,035,536
Cash and cash equivalents                                              1,239,432
Receivable for securities sold                                        21,450,900
Receivable for fund shares sold                                          510,696
Receivable for dividends                                               1,580,712
                                                                  --------------
   Total Assets                                                    1,107,817,276
                                                                  --------------

--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                      11,724,916
Payable for fund shares repurchased                                      495,107
Accrued expenses                                                         503,746
Management fee payable                                                   504,888
Distribution fee payable (Class A Shares)                                312,028
Distribution fee payable (Class B Shares)                                 41,667
Distribution fee payable (Class C Shares)                                  2,346
Fund service fee payable                                                 100,540
Deferred Compensation                                                     68,562
                                                                  --------------
   Total Liabilities                                                  13,753,800
                                                                  --------------
Net Assets Applicable to Outstanding shares                       $1,094,063,476
                                                                  ==============

Net Asset Value and Offering Price per Share
   Class A Shares*
$1,018,735,790/34,294,404 shares outstanding                      $        29.71
Sales Charge -- 5.00% of offering price                                     1.56
                                                                  --------------
Maximum Offering Price                                            $        31.27
                                                                  ==============
   Class B Shares*
$68,996,435/2,353,472 shares outstanding                          $        29.32
                                                                  ==============
   Class C Shares*
$6,331,251/216,416 shares outstanding                             $        29.26
                                                                  ==============

--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                        $      374,608
Paid-in capital                                                      744,681,153
Accumulated undistributed net investment income                          274,748
Accumulated undistributed net realized
   short-term gain on investments                                     24,107,430
Accumulated undistributed net realized
   long-term gain on investments                                      55,196,643
Unrealized appreciation of investments                               269,428,894
                                                                  --------------
Net Assets                                                        $1,094,063,476
                                                                  ==============

* The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                                           $ 8,449,106
Interest                                                                298,469
                                                                    -----------
   Total Income                                                       8,747,575
                                                                    -----------
Expenses:
Management advisory fee                                               3,051,678
Transfer agent fees                                                     724,600
Custodian fees                                                           55,270
Distribution expense (Class A Shares)                                 1,545,923
Distribution expense (Class B Shares)                                   365,960
Distribution expense (Class C Shares)                                    30,778
Accounting services                                                     161,875
Auditing fees                                                            55,000
Legal fees                                                               45,300
Reports and notices to shareholders                                      87,500
Registration and filing fees                                             30,057
Directors' fees and expenses                                             53,521
Other                                                                    93,097
                                                                    -----------
   Total Expenses                                                     6,300,559
   Expense Offset                                                        (6,270)
                                                                    -----------
   Net Expenses                                                       6,294,289
                                                                    -----------
Net Investment Income                                                 2,453,286
                                                                    -----------

--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sales of investments                            81,046,502
Net change in unrealized appreciation (depreciation)                 (6,353,810)
                                                                    -----------
Net Realized and Unrealized Gain on Investments                      74,692,692
                                                                    -----------
Net Increase in Net Assets from Operations                          $77,145,978
                                                                    ===========

See Notes to Financial Statements.

                           Sentinel Common Stock Fund

Statement of Changes on Net Assets

                                                  Six Months
                                                     Ended             Year
                                                    5/31/04           Ended
                                                  (Unaudited)        11/30/03
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment income                           $    2,453,286   $    5,235,064
Net realized gain on sales of investments           81,046,502       75,958,793
Net change in unrealized appreciation
   (depreciation)                                   (6,353,810)      68,508,711
                                                --------------   --------------
Net increase in net assets from operations          77,145,978      149,702,568
                                                --------------   --------------

--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                                   (2,413,311)      (6,378,741)
   Class B Shares                                           --          (25,702)
   Class C Shares                                           --           (1,110)
From net realized gain on investments
   Class A Shares                                  (70,124,945)              --
   Class B Shares                                   (5,136,543)              --
   Class C Shares                                     (415,373)              --
                                                --------------   --------------
Total distributions to shareholders                (78,090,172)      (6,405,553)
                                                --------------   --------------

--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                   40,782,455       65,434,478
   Class B Shares                                    4,899,034       10,093,679
   Class C Shares                                      992,117        1,395,941
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                   61,136,242        4,923,471
   Class B Shares                                    5,027,527           24,258
   Class C Shares                                      406,301            1,017
                                                --------------   --------------
                                                   113,243,676       81,872,844

Less: Payments for shares reacquired
   Class A Shares                                  (62,313,412)    (112,523,105)
   Class B Shares                                  (12,876,053)     (28,368,718)
   Class C Shares                                     (819,774)      (1,359,741)
                                                --------------   --------------
Increase (decrease) in net assets from
   capital share transactions                       37,234,437      (60,378,720)
                                                --------------   --------------
Total Increase in Net Assets for period             36,290,243       82,918,295
Net Assets: Beginning of period                  1,057,773,233      974,854,938
                                                --------------   --------------
Net Assets: End of period                       $1,094,063,476   $1,057,773,233
                                                ==============   ==============
Undistributed Net Investment
   Income at End of Period                      $      274,748   $      234,773
                                                ==============   ==============

See Notes to Financial Statements.

                           Sentinel Common Stock Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                     Six Months
                                                   Ended 05/31/04   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                     (Unaudited)     11/30/03     11/30/02     11/30/01     11/30/00     11/30/99
----------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period              $    29.76       $  25.70     $  33.18    $    41.22   $    42.91   $    44.56
                                                    ----------       --------     --------    ----------   ----------   ----------
Income (Loss) from Investment Operations
Net investment income                                     0.08           0.17         0.22          0.24         0.30         0.37
Net realized and unrealized gain (loss)
   on investments                                         2.07           4.08        (3.91)        (2.50)        1.54         2.17
                                                    ----------       --------     --------    ----------   ----------   ----------
Total from investment operations                          2.15           4.25        (3.69)        (2.26)        1.84         2.54
                                                    ----------       --------     --------    ----------   ----------   ----------
Less Distributions
Dividends from net investment income                      0.07           0.19         0.18          0.27         0.31         0.38
Distributions from realized gains on investments          2.13             --         3.61          5.51         3.22         3.81
                                                    ----------       --------     --------    ----------   ----------   ----------
Total Distributions                                       2.20           0.19         3.79          5.78         3.53         4.19
                                                    ----------       --------     --------    ----------   ----------   ----------
Net asset value at end of period                    $    29.71       $  29.76     $  25.70    $    33.18   $    41.22   $    42.91
                                                    ==========       ========     ========    ==========   ==========   ==========
Total Return (%) *                                        7.38++        16.67       (12.55)        (6.43)        4.80         5.96

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)           1.07+          1.08         1.02          1.06         1.03         1.00
Ratio of net investment income to average
   net assets (%)                                         0.51+          0.62         0.76          0.66         0.75         0.85
Portfolio turnover rate (%)                                 32++           76           55            65           52           37
Net assets at end of period (000 omitted)           $1,018,736       $979,837     $889,066    $1,129,290   $1,313,790   $1,538,671

                                                     Six Months
                                                   Ended 05/31/04   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                     (Unaudited)     11/30/03     11/30/02     11/30/01     11/30/00     11/30/99
----------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period                $ 29.46        $ 25.50      $ 33.04     $  41.08      $  42.82     $  44.47
                                                      -------        -------      -------     --------      --------     --------
Income (Loss) from Investment Operations
Net investment income (loss)                            (0.06)         (0.08)       (0.05)       (0.05)        (0.03)        0.03
Net realized and unrealized gain (loss)
   on investments                                        2.05           4.05        (3.88)       (2.48)         1.53         2.18
                                                      -------        -------      -------     --------      --------     --------
Total from investment operations                         1.99           3.97        (3.93)       (2.53)         1.50         2.21
                                                      -------        -------      -------     --------      --------     --------
Less Distributions
Dividends from net investment income                       --           0.01           --         0.00**        0.02         0.05
Distributions from realized gains on investments         2.13             --         3.61         5.51          3.22         3.81
                                                      -------        -------      -------     --------      --------     --------
Total Distributions                                      2.13           0.01         3.61         5.51          3.24         3.86
                                                      -------        -------      -------     --------      --------     --------
Net asset value at end of period                      $ 29.32        $ 29.46      $ 25.50     $  33.04      $  41.08     $  42.82
                                                      =======        =======      =======     ========      ========     ========
Total Return (%) *                                       6.87++        15.57       (13.39)       (7.20)         3.94         5.14

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)          2.01+          2.03         1.96         1.86          1.86         1.81
Ratio of net investment income (loss) to average
   net assets (%)                                       (0.43)+        (0.32)       (0.18)       (0.14)        (0.08)        0.05
Portfolio turnover rate (%)                                32++           76           55           65            52           37
Net assets at end of period (000 omitted)             $68,996        $72,163      $80,772     $112,871      $125,430     $149,586

+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

                           Sentinel Common Stock Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                     Six Months
                                                   Ended 05/31/04   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                     (Unaudited)     11/30/03     11/30/02     11/30/01     11/30/00     11/30/99
----------------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period                $29.41          $25.51      $ 33.08      $41.16        $42.90       $44.55
                                                      ------          ------      -------      ------        ------       ------
Income (Loss) from Investment Operations
Net investment loss                                    (0.07)          (0.14)       (0.06)      (0.03)        (0.04)       (0.03)
Net realized and unrealized gain (loss)
   on investments                                       2.05            4.05        (3.90)      (2.54)         1.52         2.20
                                                      ------          ------      -------      ------        ------       ------
Total from investment operations                        1.98            3.91        (3.96)      (2.57)         1.48         2.17
                                                      ------          ------      -------      ------        ------       ------
Less Distributions
Dividends from net investment income                      --            0.01           --        0.00**          --         0.01
Distributions from realized gains on investments        2.13              --         3.61        5.51          3.22         3.81
                                                      ------          ------      -------      ------        ------       ------
Total Distributions                                     2.13            0.01         3.61        5.51          3.22         3.82
                                                      ------          ------      -------      ------        ------       ------
Net asset value at end of period                      $29.26          $29.41      $ 25.51      $33.08        $41.16       $42.90
                                                      ======          ======      =======      ======        ======       ======
Total Return (%) *                                      6.85++         15.32       (13.48)      (7.30)         3.87         5.03

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)         2.08+           2.24         2.02        1.91          1.93         1.90
Ratio of net investment loss to average
   net assets (%)                                      (0.50)+         (0.54)       (0.23)      (0.12)        (0.11)       (0.04)
Portfolio turnover rate (%)                               32++            76           55          65            52           37
Net assets at end of period (000 omitted)             $6,331          $5,774      $ 5,018      $6,987        $5,616       $7,323

+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

                             Sentinel Balanced Fund

Investment in Securities
at May 31, 2004 (Unaudited)

                                                        Principal
                                                         Amount         Value
                                                       (M=$1,000)     (Note 1)
--------------------------------------------------------------------------------
U.S. Government Obligations 37.2%
U.S. Treasury Obligations 1.9% 30-year:
   U.S. Treasury Bond
   5.375%, 02/15/31                                      5,500M     $  5,522,110
                                                                    ------------
U.S. Government Agency Obligations 35.3%
Federal Home Loan Bank 4.3%
Agency Discount Notes:
   0.97%, 06/01/04                                       2,133M        2,133,000
   0.94%, 06/02/04                                       4,000M        3,999,895
   0.98%, 06/17/04                                       6,000M        5,997,387
                                                                    ------------
Total Federal Home Loan Bank                                          12,130,282
                                                                    ------------
Federal Home Loan Mortgage Corporation 7.5%
Collateralized Mortgage Obligations:
   FHR 2595 AD
      5.00%, 12/15/17                                    3,000M        2,971,262
   FHR 2283 PD
      7.00%, 02/15/31                                    1,140M        1,216,480
   FHR 2438 NB
      6.50%, 04/15/32                                    5,000M        5,286,750
                                                                    ------------
                                                                       9,474,492
                                                                    ------------
Mortgage-Backed Securities:
15-Year:
   FHLMC 380070
      9.00%, 01/01/05                                       39M           39,916
   FHLMC G10037
      9.50%, 10/01/06                                       44M           44,506
                                                                    ------------
                                                                          84,422
                                                                    ------------
30-Year:
   FHLMC P00020
      6.50%, 10/01/22                                    1,242M        1,286,252
   FHLMC A19809
      5.00%, 03/01/34                                    4,939M        4,749,183
   FHLMC A20187
      5.00%, 03/01/34                                    2,942M        2,829,299
   FHLMC A21187
      5.00%, 04/01/34                                    2,976M        2,861,720
                                                                    ------------
                                                                      11,726,454
                                                                    ------------
Total Federal Home Loan Mortgage Corporation                          21,285,368
                                                                    ------------
Federal National Mortgage Association 20.0%
Collateralized Mortgage Obligations:
   FNR 2003-19 VB
      5.50%, 05/25/22                                    4,000M        3,910,520
   FNR 2002-48 GF
      6.50%, 10/25/31                                    3,000M        3,110,490
                                                                    ------------
                                                                       7,021,010
                                                                    ------------
Mortgage-Backed Securities:
15-Year:
   FNMA 313699
      9.00%, 12/01/06                                       93M           94,486
   FNMA 251535
      10.50%, 09/01/12                                      70M           77,882
   FNMA 254720
      4.50%, 05/01/18                                    4,790M     $  4,691,070
   FNMA 704942
      4.50%, 05/01/18                                    5,310M        5,200,797
   FNMA 771162
      5.00%, 01/01/19                                    8,201M        8,211,440
                                                                    ------------
                                                                      18,275,675
                                                                    ------------
20-Year:
   FNMA 313960
      10.25%, 10/01/17                                      54M           60,352
                                                                    ------------
30-Year:
   FNMA 500296
      6.00%, 04/01/29                                       84M           86,126
   FNMA 514054
      7.00%, 09/01/29                                      113M          120,065
   FNMA 522580
   6.00%, 08/01/29                                       4,504M        4,590,733
   FNMA 190311
      6.00%, 06/01/30                                    6,839M        6,971,765
   FNMA 622539
      5.00%, 09/01/31                                    2,804M        2,704,572
   FNMA 707312
      5.00%, 06/01/33                                    2,520M        2,426,587
   FNMA 763757
      5.50%, 01/01/34                                    4,643M        4,608,353
   FNMA 774445
      5.50%, 03/01/34                                    5,131M        5,092,847
   FNMA 761991
      6.00%, 02/01/34                                    4,742M        4,825,015
                                                                    ------------
                                                                      31,426,063
                                                                    ------------
Total Federal National Mortgage Association                           56,783,100
                                                                    ------------
Government National Mortgage Association 3.5%
Mortgage-Backed Securities:
15-year:
   GNMA 514482
      7.50%, 09/15/14                                      250M          268,208
                                                                    ------------
30-Year:
   GNMA 26446
      9.00%, 02/15/09                                       16M           17,207
   GNMA 595180
      6.00%, 11/15/32                                    3,027M        3,088,208
   GNMA II 3416M
      6.00%, 07/20/33                                    3,309M        3,380,521
   GNMA II 3430M
      6.00%, 08/20/33                                    3,334M        3,396,483
                                                                    ------------
                                                                       9,882,419
                                                                    ------------
Total Government National Mortgage Association                        10,150,627
                                                                    ------------
Total U.S. Government Agency Obligations                             100,349,377
                                                                    ------------
Total U.S. Government Obligations
   (Cost $106,580,933)                                               105,871,487
                                                                    ------------
Bonds 2.1%
Consumer Cyclicals 0.5%
General Motors Corp.
   8.375%, 07/15/33                                      1,500M     $  1,565,625
                                                                    ------------
Financial Institutions 0.4%
Boeing Capital Corp.
   6.50%, 02/15/12                                       1,000M        1,067,500
                                                                    ------------
Industrials 0.2%
Tyco Int'l., Group
   6.00%, 11/15/13                                         500M          507,500
                                                                    ------------
Media 0.3%
Walt Disney Co.
   7.00%, 03/01/32                                         750M          805,313
                                                                    ------------
Telecommunications 0.7%
Comcast Corp.
   5.50%, 03/15/11                                       2,000M        2,025,000
                                                                    ------------
Total Bonds
   (Cost $5,708,605)                                                   5,970,938
                                                                    ------------

                                              See Notes to Financial Statements.

                             Sentinel Balanced Fund
at May 31, 2004 (Unaudited)

                                                                       Value
                                                           Shares     (Note 1)
--------------------------------------------------------------------------------
Common Stocks 61.4%
Consumer Discretionary 5.2%
* Comcast Corp. - Class A                                 160,000   $  4,536,000
McGraw-Hill Cos., Inc.                                     16,500      1,285,680
* Time Warner, Inc.                                       240,000      4,089,600
TJX Cos                                                    60,000      1,494,600
Yum Brands, Inc.                                           88,000      3,300,000
                                                                    ------------
                                                                      14,705,880
                                                                    ------------
Consumer Staples 7.1%
Altria Group, Inc.                                         54,000      2,590,380
Colgate Palmolive Co.                                      41,000      2,345,200
Diageo plc (ADR)                                           40,000      2,156,000
Gillette Co.                                               25,000      1,077,250
Kimberly-Clark Corp.                                       63,000      4,151,700
Kraft Foods, Inc.                                         130,000      3,881,800
PepsiCo, Inc.                                              45,000      2,401,650
Wrigley (Wm.) Jr. Co.                                      25,000      1,570,000
                                                                    ------------
                                                                      20,173,980
                                                                    ------------
Energy 8.2%
* B.J. Services Co.                                        24,000      1,005,360
ChevronTexaco Corp.                                        13,600      1,229,440
* Cooper Cameron Corp.                                     30,000      1,391,100
EOG Resources, Inc.                                        50,000      2,671,500
Exxon Mobil Corp.                                          78,000      3,373,500
GlobalSantaFe Corp.                                        55,000      1,382,150
Noble Energy, Inc.                                         40,600      1,840,804
Pioneer Natural Resources Co.                              75,000      2,321,250
* Pride Int'l., Inc.                                      125,000      1,965,000
Schlumberger Ltd.                                          47,900      2,738,443
Tidewater, Inc.                                             6,800        187,952
Unocal Corp.                                               51,000      1,817,130
* Weatherford Int'l., Inc.                                 37,000      1,535,870
                                                                    ------------
                                                                      23,459,499
                                                                    ------------
Financials 9.3%
American Express Co.                                       30,400      1,541,280
American Int'l. Group                                      25,000      1,832,500
Bank of America Corp.                                      21,656      1,800,263
Bank of New York, Inc.                                     50,000      1,503,500
Citigroup, Inc.                                           115,000      5,339,450
Marsh & McLennan Cos                                       49,000      2,161,880
Mellon Financial Corp.                                     54,300      1,598,592
Morgan Stanley                                             15,000        802,650
PNC Financial Services Group, Inc.                         40,000      2,208,400
St. Paul Travelers Cos., Inc.                              79,672      3,161,385
U.S. Bancorp                                               60,000      1,686,000
Washington Mutual, Inc.                                    19,000        829,920
Wells Fargo & Co.                                          36,400      2,140,320
                                                                    ------------
                                                                      26,606,140
                                                                    ------------
Health Care 11.7%
* Amgen, Inc.                                              11,800        645,460
Baxter Int'l., Inc.                                       125,000      3,930,000
Cigna Corp.                                                45,000      3,051,000
Guidant Corp.                                              33,000      1,793,220
HCA, Inc.                                                  68,000      2,640,440
Johnson & Johnson                                          90,000   $  5,013,900
* Laboratory Corp.                                         75,000      3,102,000
Lilly, Eli & Co.                                           55,000      4,051,850
McKesson Corp.                                             90,000      3,096,000
Medtronic, Inc.                                            50,000      2,395,000
Pfizer, Inc.                                               60,000      2,120,400
* WebMD Corp.                                             150,000      1,329,000
                                                                    ------------
                                                                      33,168,270
                                                                    ------------
Industrials 7.4%
Dover Corp.                                                27,000      1,051,920
General Dynamics Corp.                                     25,000      2,390,750
General Electric Co.                                       56,000      1,742,720
Honeywell Int'l., Inc.                                     86,000      2,898,200
Northrop Grumman Corp.                                     40,000      4,125,200
Rockwell Automation, Inc.                                  55,000      1,862,300
Tyco Int'l. Ltd.                                          110,000      3,386,900
Union Pacific Corp.                                        23,900      1,393,848
United Technologies Corp.                                  11,300        956,093
Waste Management, Inc.                                     45,000      1,294,200
                                                                    ------------
                                                                      21,102,131
                                                                    ------------
Information Technology 6.3%
* BMC Software, Inc.                                      145,200      2,561,328
Electronic Data Systems                                   100,000      1,635,000
First Data Corp.                                           55,000      2,380,950
Hewlett Packard Co.                                        50,000      1,062,000
Intel Corp.                                                 7,700        219,835
Int'l. Business Machines                                   25,000      2,214,750
Microsoft Corp.                                            85,000      2,239,750
Motorola, Inc.                                             95,000      1,878,150
* Sungard Data Systems, Inc.                               65,000      1,801,150
Symbol Technologies, Inc.                                 125,000      1,841,250
                                                                    ------------
                                                                      17,834,163
                                                                    ------------
Materials 6.2%
Alcan, Inc.                                                40,000      1,598,400
Dupont (EI) de Nemours                                     73,600      3,179,520
Freeport McMoran Copper & Gold                            100,000      3,363,000
* Inco Ltd.                                                25,000        807,250
Int'l. Paper Co.                                           73,400      3,077,662
Monsanto Co.                                               34,000      1,173,000
Newmont Mining Corp.                                       70,000      2,779,700
Packaging Corp. of America                                 38,400        902,400
Peabody Energy Corp.                                       13,800        686,412
                                                                    ------------
                                                                      17,567,344
                                                                    ------------
Total Common Stocks
   (Cost $136,325,661)                                               174,617,407
                                                                    ------------

                                                       Principal
                                                        Amount         Value
                                                      (M=$1,000)      (Note 1)
-------------------------------------------------------------------------------
Corporate Short-Term Notes 2.5%
American Express Co.
   1.03%, 06/17/04                                      4,000M     $  2,998,884
Northern Trust Company
   1.03%, 06/14/04                                      3,000M        3,998,169
                                                                   ------------
Total Corporate Short-Term Notes
   (Cost $6,997,053)                                                  6,997,053
                                                                   ------------
Total Investments
   (Cost $255,612,252)**                                            293,456,885

Excess of Liabilities Over Other Assets (3.2%)                       (9,211,299)
                                                                   ------------
Net Assets                                                         $284,245,586
                                                                   ------------

*    Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2004 net unrealized appreciation for federal income tax purposes aggregated $37,844,633 of which $39,875,547 related to appreciated securities and $2,030,014 related to depreciated securities.
(ADR) - American Depository Receipt

                                              See Notes to Financial Statements.

                             Sentinel Balanced Fund

Statement of Assets and Liabilities
at May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $255,612,252)                            $293,456,885
Cash and cash equivalents                                              1,303,094
Receivable for securities sold                                         5,952,757
Receivable for fund shares sold                                          487,164
Receivable for dividends                                                 262,179
Receivable for interest                                                  560,909
                                                                    ------------
   Total Assets                                                      302,022,988
                                                                    ------------

--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                      17,203,431
Payable for fund shares repurchased                                      105,814
Accrued expenses                                                         175,979
Management fee payable                                                   137,443
Distribution fee payable (Class A Shares)                                 68,066
Distribution fee payable (Class B Shares)                                 22,311
Distribution fee payable (Class C Shares)                                  4,406
Distribution fee payable (Class D Shares)                                  6,088
Fund service fee payable                                                  37,359
Deferred Compensation                                                     16,505
                                                                    ------------
   Total Liabilities                                                  17,777,402
                                                                    ------------
Net Assets Applicable to Outstanding Shares                         $284,245,586
                                                                    ============

Net Asset Value and Offering Price per Share
   Class A Shares*
$226,250,932/13,963,183 shares outstanding                          $      16.20
Sales Charge -- 5.00% of offering price                                     0.85
                                                                    ------------
Maximum Offering Price                                              $      17.05
                                                                    ============
   Class B Shares*
$32,762,442/2,015,392 shares outstanding                            $      16.26
                                                                    ============
   Class C Shares*
$5,660,712/349,039 shares outstanding                               $      16.22
                                                                    ============
   Class D Shares*
$19,571,500/1,212,313 shares outstanding                            $      16.14
                                                                    ============

--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                          $    175,399
Paid-in capital                                                      236,531,877
Accumulated undistributed net investment income                          428,603
Accumulated undistributed net realized short-term gain on
   investments                                                         3,915,264
Accumulated undistributed net realized long-term gain on
   investments                                                         5,349,810
Unrealized appreciation of investments                                37,844,633
                                                                    ------------
Net Assets                                                          $284,245,586
                                                                    ============

* The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                                           $ 1,308,195
Interest                                                              2,533,377
                                                                    -----------
   Total Income                                                       3,841,572
                                                                    ===========
Expenses:
Management advisory fee                                                 811,235
Transfer agent fees                                                     270,545
Custodian fees                                                           22,766
Distribution expense (Class A Shares)                                   338,528
Distribution expense (Class B Shares)                                   170,669
Distribution expense (Class C Shares)                                    27,061
Distribution expense (Class D Shares)                                    35,484
Accounting services                                                      40,795
Auditing fees                                                            20,600
Legal fees                                                               12,850
Reports and notices to shareholders                                      25,000
Registration and filing fees                                             32,883
Directors' fees and expenses                                             13,361
Other                                                                    39,295
                                                                    -----------
   Total Expenses                                                     1,861,072
   Expense Offset                                                        (5,366)
                                                                    -----------
   Net Expenses                                                       1,855,706
                                                                    -----------
Net Investment Income                                                 1,985,866
                                                                    -----------

--------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments
Net realized gain on sales of investments                            10,192,470
Net change in unrealized appreciation                                   920,027
                                                                    -----------
Net Realized and Unrealized Gain on Investments                      11,112,497
                                                                    -----------
Net Increase in Net Assets from Operations                          $13,098,363
                                                                    ===========

See Notes to Financial Statements.

                             Sentinel Balanced Fund

Statement of Changes on Net Assets

                                                     Six Months
                                                        Ended          Year
                                                       5/31/04         Ended
                                                     (Unaudited)     11/30/03
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment income                               $  1,985,866   $  3,245,131
Net realized gain on sales of investments             10,192,470      9,676,357
Net Change in unrealized appreciation                    920,027     20,015,392
                                                    ------------   ------------
Net increase in net assets from operations            13,098,363     32,936,880
                                                    ------------   ------------

--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                                     (1,960,340)    (3,325,024)
   Class B Shares                                       (155,622)      (302,846)
   Class C Shares                                        (24,294)       (26,695)
   Class D Shares                                        (81,195)       (31,736)
From net realized gain on investments
   Class A Shares                                     (4,899,426)            --
   Class B Shares                                       (756,301)            --
   Class C Shares                                       (111,123)            --
   Class D Shares                                       (204,313)            --
                                                    ------------   ------------
Total distributions to shareholders                   (8,192,614)    (3,686,301)
                                                    ------------   ------------

--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                     19,607,201     38,485,482
   Class B Shares                                      3,073,519      5,749,983
   Class C Shares                                      1,295,532      1,017,950
   Class D Shares                                     11,190,086      2,526,816
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                      6,388,022      2,870,495
   Class B Shares                                        885,629        280,013
   Class C Shares                                        130,417         22,440
   Class D Shares                                        252,616         31,732
                                                    ------------   ------------
                                                      42,823,022     50,984,911
                                                    ------------   ------------
Less: Payments for shares reacquired
   Class A Shares                                    (18,500,068)   (39,011,357)
   Class B Shares                                     (5,514,818)   (12,913,608)
   Class C Shares                                       (657,527)    (1,113,196)
   Class D Shares                                       (758,139)    (1,230,781)
                                                    ------------   ------------
Increase (decrease) in net assets from capital
   stock transactions                                 17,392,470     (3,284,031)
                                                    ------------   ------------
Total Increase in Net Assets for period               22,298,219     25,966,548
Net Assets: Beginning of period                      261,947,367    235,980,819
                                                    ------------   ------------
Net Assets: End of period                           $284,245,586   $261,947,367
                                                    ============   ============
Undistributed Net Investment
   Income at End of Period                          $    428,603   $    259,584
                                                    ============   ============

See Notes to Financial Statements.

                             Sentinel Balanced Fund

Financial Highlights

Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                     Six Months
                                                   Ended 05/31/04   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                     (Unaudited)     11/30/03     11/30/02     11/30/01     11/30/00     11/30/99
                                                   --------------   ----------   ----------   ----------   ----------   ----------
Class A Shares
Net asset value at beginning of period               $  15.90        $  14.10     $  16.57     $  18.67     $  19.38     $  20.88
                                                     --------        --------     --------     --------     --------     --------
Income (Loss) from Investment Operations
Net investment income                                    0.12            0.24         0.32         0.46         0.61         0.55
Net realized and unrealized gain (loss) on
   investments                                           0.68            1.81        (1.50)       (0.47)        0.25        (0.03)
                                                     --------        --------     --------     --------     --------     --------
Total from investment operations                         0.80            2.05        (1.18)       (0.01)        0.86         0.52
                                                     --------        --------     --------     --------     --------     --------
Less Distributions
Dividends from net investment income                     0.14            0.25         0.33         0.50         0.62         0.54
Distributions from realized gains on investments         0.36              --         0.96         1.59         0.95         1.48
                                                     --------        --------     --------     --------     --------     --------
Total Distributions                                      0.50            0.25         1.29         2.09         1.57         2.02
                                                     --------        --------     --------     --------     --------     --------
Net asset value at end of period                     $  16.20        $  15.90     $  14.10     $  16.57     $  18.67     $  19.38
                                                     ========        ========     ========     ========     ========     ========
Total Return (%)*                                        5.10++         14.75        (7.67)       (0.14)        4.82         2.56

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)          1.17+           1.21         1.21         1.15         1.13         1.12
Ratio of net investment income to average net
   assets (%)                                            1.57+           1.53         2.06         2.58         3.29         2.73
Portfolio turnover rate (%)                               135++           242          159          124          127          110
Net assets at end of period (000 omitted)            $226,251        $214,533     $188,386     $216,950     $231,855     $297,027

                                                     Six Months
                                                   Ended 05/31/04   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                     (Unaudited)     11/30/03     11/30/02     11/30/01     11/30/00     11/30/99
                                                   --------------   ----------   ----------   ----------   ----------   ----------
Class B Shares
Net asset value at beginning of period                $ 15.95         $ 14.15     $ 16.61      $ 18.70       $ 19.41     $ 20.91
                                                      -------         -------     -------      -------       -------     -------
Income (Loss) from Investment Operations
Net investment income                                    0.06            0.11        0.20         0.31          0.47        0.39
Net realized and unrealized gain (loss) on
   investments                                           0.69            1.82       (1.50)       (0.45)         0.25       (0.02)
                                                      -------         -------     -------      -------       -------     -------
Total from investment operations                         0.75            1.93       (1.30)       (0.14)         0.72        0.37
                                                      -------         -------     -------      -------       -------     -------
Less Distributions
Dividends from net investment income                     0.08            0.13        0.20         0.36          0.48        0.39
Distributions from realized gains on investments         0.36              --        0.96         1.59          0.95        1.48
                                                      -------         -------     -------      -------       -------     -------
Total Distributions                                      0.44            0.13        1.16         1.95          1.43        1.87
                                                      -------         -------     -------      -------       -------     -------
Net asset value at end of period                      $ 16.26         $ 15.95     $ 14.15      $ 16.61       $ 18.70     $ 19.41
                                                      =======         =======     =======      =======       =======     =======
Total Return (%)*                                        4.71++         13.74       (8.35)       (0.86)         3.99        1.79

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)          2.03+           2.07        1.98         1.93          1.91        1.87
Ratio of net investment income to average net
   assets (%)                                            0.71+           0.68        1.29         1.80          2.52        2.00
Portfolio turnover rate (%)                               135++           242         159          124           127         110
Net assets at end of period (000 omitted)             $32,762         $33,652     $36,607      $44,616       $45,617     $52,086

+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.

See Notes to Financial Statements.

                             Sentinel Balanced Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                     Six Months
                                                   Ended 05/31/04   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                    (Unaudited)      11/30/03     11/30/02     11/30/01     11/30/00     11/30/99
                                                   --------------   ----------   ----------   ----------   ----------   ----------
Class C Shares
Net asset value at beginning of period                $15.92          $14.11       $16.58       $18.68       $19.39       $20.90
                                                      ------          ------       ------       ------       ------       ------
Income (Loss) from Investment Operations
Net investment income                                   0.05            0.08         0.18         0.31         0.41         0.32
Net realized and unrealized gain (loss) on
   investments                                          0.68            1.82        (1.49)       (0.48)        0.23        (0.03)
                                                      ------          ------       ------       ------       ------       ------
Total from investment operations                        0.73            1.90        (1.31)       (0.17)        0.64         0.29
                                                      ------          ------       ------       ------       ------       ------
Less Distributions
Dividends from net investment income                    0.07            0.09         0.20         0.34         0.40         0.32
Distributions from realized gains on investments        0.36              --         0.96         1.59         0.95         1.48
                                                      ------          ------       ------       ------       ------       ------
Total Distributions                                     0.43            0.09         1.16         1.93         1.35         1.80
                                                      ------          ------       ------       ------       ------       ------
Net asset value at end of period                      $16.22          $15.92       $14.11       $16.58       $18.68       $19.39
                                                      ======          ======       ======       ======       ======       ======
Total Return (%)*                                       4.64++         13.56        (8.47)       (1.06)        3.54         1.38

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)         2.12+           2.26         2.08         2.06         2.24         2.25
Ratio of net investment income to average
   net assets (%)                                       0.62+           0.47         1.18         1.61         2.20         1.65
Portfolio turnover rate (%)                              135++           242          159          124          127          110
Net assets at end of period (000 omitted)             $5,661          $4,811       $4,344       $5,578       $3,066       $3,350

                                                                                                                        Period from
                                                     Six Months                                                            1/4/99
                                                   Ended 05/31/04   Year Ended   Year Ended   Year Ended   Year Ended     through
                                                    (Unaudited)      11/30/03     11/30/02     11/30/01     11/30/00    11/30/99(A)
                                                   --------------   ----------   ----------   ----------   ----------   -----------
Class D Shares
Net asset value at beginning of period                $ 15.84         $14.05       $16.51       $18.63       $19.32      $19.68
                                                      -------         ------       ------       ------       ------      ------
Income (Loss) from Investment Operations
Net investment income                                    0.07           0.07         0.15         0.23         0.38        0.33
Net realized and unrealized gain (loss)
   on investments                                        0.67           1.79        (1.51)       (0.48)        0.27       (0.38)
                                                      -------         ------       ------       ------       ------      ------
Total from investment operations                         0.74           1.86        (1.36)       (0.25)        0.65       (0.05)
                                                      -------         ------       ------       ------       ------      ------
Less Distributions
Dividends from net investment income                     0.08           0.07         0.14         0.28         0.39        0.31
Distributions from realized gains on
   investments                                           0.36             --         0.96         1.59         0.95          --
                                                      -------         ------       ------       ------       ------      ------
Total Distributions                                      0.44           0.07         1.10         1.87         1.34        0.31
                                                      -------         ------       ------       ------       ------      ------
Net asset value at end of period                      $ 16.14         $15.84       $14.05       $16.51       $18.63      $19.32
                                                      =======         ======       ======       ======       ======      ======
Total Return (%)*                                        4.74++        13.28        (8.82)       (1.52)        3.62       (0.24)++

Ratios/Supplemental Data
Ratio of net expenses to average net
   assets (%)                                            1.76+          2.44         2.51         2.54         2.38        2.08+
Ratio of net investment income to average
   net assets (%)                                        0.99+          0.29         0.78         1.13         2.06        1.93+
Portfolio turnover rate (%)                               135++          242          159          124          127         110
Net assets at end of period (000 omitted)             $19,572         $8,951       $6,644       $4,164       $1,983      $1,138

(A)  Commenced operations January 4, 1999.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.

See Notes to Financial Statements.

                          Sentinel High Yield Bond Fund

Investment in Securities
at May 31, 2004 (Unaudited)

                                                         Principal
                                                           Amount       Value
                                                        (M=$1,000)     (Note 1)
--------------------------------------------------------------------------------
Bonds 93.6%
Aerospace & Defense 0.6%
Transdigm, Inc.
   8.375%, 07/15/11                                       1,000M     $ 1,005,000
                                                                     -----------
Agriculture 1.2%
   Hines Nurseries, Inc.
   10.25%, 10/01/11                                       1,000M       1,070,000
Seminis Vegetable
   Seeds, Inc.
   10.25%, 10/01/13                                         251M         273,590
Seminis Vegetable
   Seeds, Inc.
   10.25%, 10/01/13 (a)                                     534M         582,060
                                                                     -----------
                                                                       1,925,650
                                                                     -----------
Automotive 4.5%
Accuride Corp.
   9.25%, 02/01/08                                          330M         336,600
Collins & Aikman
   Products Co.
   11.5%, 04/15/06                                          562M         547,950
Collins & Aikman Products
   Co. 10.75%, 12/31/11                                     860M         860,000
Dana Corp.
   9%, 08/15/11                                           1,000M       1,142,500
Group 1 Automotive, Inc.
   8.25%, 08/15/13                                        1,000M       1,045,000
HLI Operating Co., Inc.
   10.5%, 06/15/10                                          650M         728,000
Meritor Automotive, Inc.
   6.8%, 02/15/09                                         1,351M       1,378,020
R J Tower Corp.
   12%, 06/01/13                                            755M         728,575
Tenneco Automotive, Inc.
   10.25%, 07/15/13                                         545M         607,675
                                                                     -----------
                                                                       7,374,320
                                                                     -----------
Building - Commercial & Residential 3.6%
Lyon William Homes, Inc.
   7.5%, 02/15/14 (a)                                     1,000M         940,000
Meritage Corp.
   9.75%, 06/01/11                                          500M         547,500
Schuler Homes, Inc.
   10.5%, 07/15/11                                        1,000M       1,145,000
Standard Pacific Corp.
   7.75%, 03/15/13                                          750M         750,000
Technical Olympic
   USA, Inc.
   9%, 07/01/10                                           1,010M       1,052,925
Technical Olympic USA, Inc.
   7.5%, 03/15/11 (a)                                       500M         465,000
WCI Communities, Inc.
   9.125%, 05/01/12                                       1,000M       1,070,000
                                                                     -----------
                                                                       5,970,425
                                                                     -----------
Chemicals 6.3%
Acetex Corp.
   10.875%, 08/01/09                                      1,000M       1,095,000
Equistar Chemical LP
   10.625%, 05/01/11                                        750M         826,875
Ethyl Corp.
   8.875%, 05/01/10                                         190M         201,400
FMC Corp.
   10.25%, 11/01/09                                         900M       1,039,500
Huntsman Advanced Materials LLC
   11.00%, 07/15/10 (a)                                   1,000M       1,117,500
Huntsman Int'l. LLC
   9.875%, 03/01/09                                       1,000M       1,085,000
Huntsman LLC
   11.625%, 10/15/10                                        725M         784,813
Lyondell Chemical Co.
   9.5%, 12/15/08                                           765M         791,775
Nalco Co.
   8.875%, 11/15/13 (a)                                   1,500M     $ 1,575,000
Nalco Fin. Holdings
   0%, Due 02/01/2014
   Steps up to 9%
   Beginning 02/01/2009(a)                                1,265M         841,225
OM Group, Inc.
   9.25%, 12/15/11                                        1,000M       1,010,000
                                                                     -----------
                                                                      10,368,088
                                                                     -----------
Consumer Products 3.9%
Alltrista Corp.
   9.75%, 05/01/12                                        1,800M       1,962,000
Amscan Holdings, Inc.
   8.75%, 05/01/14 (a)                                      285M         286,425
Central Garden and Pet Company, Inc.
   9.125%, 02/01/13                                       1,000M       1,087,500
Elizabeth Arden, Inc.
   7.75%, 01/15/14 (a)                                    1,300M       1,300,000
Hockey Company
   11.25%, 04/15/09                                         675M         786,375
Playtex Products, Inc.
   8%, 03/01/11 (a)                                       1,000M       1,032,500
                                                                     -----------
                                                                       6,454,800
                                                                     -----------
Energy 4.7%
AES Corp.
   9.5%, 06/01/09                                           835M         872,575
Chesapeake Energy Corp.
   6.875%, 01/15/16                                         435M         426,300
El Paso Production
Holdings Co.
   7.75%, 06/01/13                                        1,000M         950,000
Encore Acquisition
   6.25%, 04/15/14 (a)                                      495M         467,775
Evergreen Resources, Inc.
   5.875%, 03/15/12 (a)                                     165M         167,475
Exco Resources, Inc.
   7.25%, 01/15/11 (a)                                      225M         225,000
NRG Energy, Inc.
   8%, 12/15/13 (a)                                         600M         601,500
Plains Exploration & Production Co.
   8.75%, 07/01/12                                          750M         813,750
Plains Exploration &
   Production Co.
   8.75%, 07/01/12                                          250M         271,250
Reliant Resources, Inc.
   9.5%, 07/15/13                                         1,500M       1,597,500
Semco Energy, Inc.
   7.125%, 05/15/08                                         500M         510,000
Semco Energy, Inc.
   7.75%, 05/15/13                                          500M         513,750
Tri-Union Development Corp.
   12.5%, 06/01/06
   (f)**                                                    423M         317,250
Tri-Union Development Corp.
   Payment-In-Kind
   Accrued Investment
   12.5%, 06/01/06 (f)**                                     32M          23,659
                                                                     -----------
                                                                       7,757,784
                                                                     -----------
Financial 1.6%
Crum & Forster
   Holdings Corp.
   10.375%, 06/15/13                                      1,000M       1,087,500
Thornburg Mortgage, Inc.
   8%, 05/15/13                                           1,500M       1,481,250
                                                                     -----------
                                                                       2,568,750
                                                                     -----------
Food & Restaurants 1.9%
Chiquita Brands Intl., Inc.
   10.56%, 03/15/09                                       1,000M       1,091,250
Dole Foods, Inc.
   7.25%, 06/15/10                                          665M         631,750
Friendly Ice Cream Corp.
   8.375%, 06/15/12 (a)                                     410M     $   407,950
Reddy Ice Group, Inc.
   8.875%, 08/01/11                                       1,000M       1,050,000
                                                                     -----------
                                                                       3,180,950
                                                                     -----------
Forestry & Paper Products 2.0%
Ainsworth Lumber Ltd.
   6.75%, 03/15/14 (a)                                      770M         714,175
Georgia-Pacific Corp.
   8.125%, 05/15/11                                       1,000M       1,087,500
Georgia-Pacific Corp.
   8%, 01/15/24 (a)                                         275M         269,500
Jefferson Smurfit Corp.
   7.5%, 06/01/13                                         1,000M         985,000
Millar Western Forest Products,
   7.75%, 01/15/13 (a)                                      165M         165,825
                                                                     -----------
                                                                       3,222,000
                                                                     -----------
Health Services 4.7%
Alpharma, Inc.
   8.625%, 05/01/11 (a)                                   1,250M       1,309,375
Genesis Healthcare Corp.
   8%, 10/15/13 (a)                                       1,000M       1,030,000
NeighborCare Inc.
   6.875%, 11/15/13 (a)                                   1,125M       1,136,250
Omega Heathcare Invs., Inc.
   7%, 04/01/14 (a)                                         175M         168,875
Pacificare Health Systems
   10.75%, 06/01/09                                         650M         744,250
Select Medical Corp.
   9.5%, 06/15/09                                            998       1,075,345
Service Corp.
   6.75%, 04/01/16 (a)                                      525M         483,000
Team Health, Inc.
   9%, 04/01/12 (a)                                         690M         655,500
Universal Hospital Services
   10.125%, 11/01/11                                      1,030M       1,055,750
                                                                     -----------
                                                                       7,658,345
                                                                     -----------
Heavy Machinery 1.9%
Case New Holland, Inc.
   9.25%, 08/01/11 (a)                                      480M         506,400
Case New Holland, Inc.
   9.25%, 08/01/11 (a)                                      770M         812,350
Dresser, Inc.
   9.375%, 04/15/11                                         750M         802,500
Terex Corp.
   7.375%, 01/15/14 (a)                                     960M         940,800
                                                                     -----------
                                                                       3,062,050
                                                                     -----------
Industrial Diversified 0.8%
Mueller Group, Inc.
   10%, 05/01/12 (a)                                        300M         309,000
SPX Corp.
   7.5%, 01/01/13                                           385M         394,625
Warnaco, Inc.
   8.875%, 06/15/13                                         600M         637,500
                                                                     -----------
                                                                       1,341,125
                                                                     -----------
Lodging & Entertainment 8.6%
AMC Entertainment, Inc.
   9.875%, 02/01/12                                       1,250M       1,325,000
Ameristar Casinos, Inc.
   10.75%, 02/15/09                                       1,000M       1,145,000
Cinemark, Inc. 0%, Due 03/15/14 Steps up to
   9.75%, 03/15/07 (a)                                      840M         537,600
Chumash Casino & Resort
   9%, 07/15/10 (a)                                         180M         196,200
Equinox Holdings Ltd.
   9%, 12/15/09 (a)                                       1,280M       1,286,400

                                              See Notes to Financial Statements.

                          Sentinel High Yield Bond Fund
at May 31, 2004 (Unaudited)

                                                         Principal
                                                          Amount         Value
                                                        (M=$1,000)     (Note 1)
--------------------------------------------------------------------------------
Hammons, John Q. Hotels LP
   8.875%, 05/15/12                                       1,115M     $ 1,209,775
Host Marriott LP
   7.125%, 11/01/13                                       1,000M         977,500
IMAX Corp.
   9.625%, 12/01/10 (a)                                   1,500M       1,350,000
Inn of the Mountain Gods Resort,
   12%, 11/15/10 (a)                                      1,000M       1,095,000
La Quinta Properties
   8.875%, 03/15/11                                         400M         433,000
Mandalay Resort Group
   10.25%, 08/01/07                                       1,000M       1,125,000
Mandalay Resort Group
   6.375%, 12/15/11                                         235M         230,300
MTR Gaming Group, Inc.
   9.75%, 04/01/10                                        1,000M       1,075,000
Premier Entertainment Biloxi LLC
   10.75%, 02/01/12 (a)                                     910M         950,950
Venetian Casino Resort LLC
   11%, 06/15/10                                          1,000M       1,153,750
                                                                     -----------
                                                                      14,090,475
                                                                     -----------
Media 4.3%
Cablevision Systems Corp.
   8%, 04/15/12 (a)                                       1,240M       1,233,800
CSC Holdings, Inc.
   7.625%, 04/01/11                                       1,000M       1,017,500
Echostar DBS Corp.
   6.375%, 10/01/11 (a)                                   1,000M         982,500
Emmis Operating Co.
   6.875%, 05/15/12 (a)                                     860M         847,100
Insight Midwest
   9.75%, 10/01/09                                          390M         412,425
Insight Midwest
   10.5%, 11/01/10 (a)                                      390M         425,100
Paxson Communications Corp.
   10.75%, 07/15/08                                       1,595M       1,642,850
Paxson Communications Corp.
   0%, Due 01/15/09
   Steps up to 12.25%
   Beginning 01/15/06                                       650M         555,750
                                                                     -----------
                                                                       7,117,025
                                                                     -----------
Metals & Mining 3.6%
AK Steel Corp.
   7.75%, 06/15/12                                          951M         836,880
Arch Western Fin. LLC
   6.75%, 06/27/03 (a)                                    1,000M       1,005,000
Freeport-McMoran Copper & Gold
   10.125%, 02/01/10                                        775M         833,125
Freeport-McMoran Copper & Gold
   6.875%, 02/01/14 (a)                                     410M         358,750
Massey Energy Co.
   6.625%, 11/15/10                                         670M         668,325
Peabody Energy Corp.
   6.875%, 03/15/13                                         340M         344,250
Peabody Energy Corp.
   5.875%, 04/15/16                                         615M         562,725
United States Steel Corp.
   10.75%, 08/01/08                                         257M         291,695
Wolverine Tube, Inc.
   10.5%, 04/01/09                                        1,000M       1,055,000
                                                                     -----------
                                                                       5,955,750
                                                                     -----------
Oil & Gas 4.8%
El Paso Energy Partners
   6.75%, 05/15/09                                        1,000M     $   890,000
El Paso Energy Partners LP
   8.5%, 06/01/11                                            87M          95,265
Gulfterra Energy Partners LP
   6.25%, 06/01/10                                          130M         133,250
Grant Prideco, Inc.
   9%, 12/15/09                                             900M         974,250
Newpark Resources, Inc.
   8.625%, 12/15/07                                       1,000M       1,015,000
Parker Drilling Co.
   10.125%, 11/15/09                                        750M         798,750
Petroleum Geo Services ASA
   10%, 11/05/10                                          1,200M       1,236,000
Premcor Refining Group, Inc.
   9.5%, 02/01/13                                           800M         914,000
Premcor Refining Group, Inc.
   6.75%, 05/01/14                                          800M         778,000
Tesoro Petroleum Corp.
   9.625%, 04/01/12                                       1,000M       1,112,500
                                                                     -----------
                                                                       7,947,015
                                                                     -----------
Packaging 3.2%
Crown European Holdings
   9.5%, 03/01/11                                         1,500M       1,635,000
Graphic Packaging Int'l., Inc.
   8.5%, 08/15/11                                         1,000M       1,070,000
Owens-Brockway Glass Container
   8.875%, 02/15/09                                         755M         796,525
Owens-Brockway Glass Container
   8.75%, 11/15/12                                        1,000M       1,057,500
Solo Cup Company
   8.5%, 02/15/14 (a)                                       200M         201,000
Stone Container Corp.
   9.75%, 02/01/11                                          457M         498,130
                                                                     -----------
                                                                       5,258,155
                                                                     -----------
Printing & Publishing 1.8%
CBD Media/Finance, Inc. LLC
   8.625%, 06/01/11                                       1,250M       1,312,500
Dex Media East LLC
   12.125%, 11/15/12                                        750M         873,750
Dex Media West LLC
   9.875%, 08/15/13 (a)                                     750M         829,688
                                                                     -----------
                                                                       3,015,938
                                                                     -----------
Real Estate 1.1%
Crescent Real Estate
   9.25%, 04/15/09                                          840M         894,600
LNR Property Corp.
   7.625%, 07/15/13                                       1,000M         987,500
                                                                     -----------
                                                                       1,882,100
                                                                     -----------
Retail 6.5%
Affinity Group, Inc.
   9%, 02/15/12 (a)                                         670M         683,400
FTD, Inc.
   7.75%, 02/15/14 (a)                                    1,250M       1,175,000
General Nutrition Centers, Inc.
   8.5%, 12/01/10 (a)                                     1,500M       1,552,500
ICON Health & Fitness, Inc.
   11.25%, 04/01/12                                       1,000M       1,095,000
Michael's Stores, Inc.
   9.25%, 07/01/09                                        1,000M     $ 1,098,750
Mothers Work, Inc.
   11.25%, 08/01/10                                         320M         329,600
Office Depot, Inc.
   10%, 07/15/08                                            200M         232,000
Petco Animal Supplies
   10.75%, 11/01/11                                       1,000M       1,135,000
Rite Aid Corp.
   12.5%, 09/15/06                                        1,500M       1,698,750
Rite Aid Corp.
   9.5%, 02/15/11                                           400M         434,000
Saks, Inc.
   9.875%, 10/01/11                                         100M         116,500
United Auto Group, Inc.
   9.625%, 03/15/12                                       1,000M       1,075,000
                                                                     -----------
                                                                      10,625,500
                                                                     -----------
Service 4.9%
Allied Waste North American, Inc.
  6.5%, 11/15/10 (a)                                        450M         438,750
Allied Waste North American, Inc.
   7.375%, 04/15/14 (a)                                   1,740M       1,661,700
Coinmach Corp.
   9%, 02/01/10                                           1,000M       1,065,000
GEO Group, Inc.
   8.25%, 07/15/13                                           300         294,000
JohnsonDiversey Holdings, Inc.
   0% Due 5/15/13
   Steps up to 10.675% Beginning 5/15/07                  1,000M         745,000
Mobile Mini, Inc. 9.5%, 07/01/13                          1,000M       1,075,000
Nationsrent Cos., Inc.
   9.5%, 10/15/10 (a)                                     1,000M       1,065,000
Norcross Safety Products LLC
   9.875%, 08/15/11                                         750M         798,750
United Rentals North America, Inc.
   6.5%, 02/15/12 (a)                                     1,000M         945,000
                                                                     -----------
                                                                       8,088,200
                                                                     -----------
Technology 1.7%
Northern Telecom Ltd.
   6.875%, 09/01/23                                       1,000M         820,000
Stratus Technologies, Inc.
   10.375%, 12/01/08 (a)                                  1,000M         985,000
Telex Communications, Inc.
   11.5%, 10/15/08                                        1,000M       1,065,000
                                                                     -----------
                                                                       2,870,000
                                                                     -----------
Telecommunications 7.3%
American Tower Corp.
   9.375%, 02/01/09                                         275M         295,625
American Towers, Inc.
   7.25%, 12/01/11                                        1,000M       1,000,000
Consolidated Communications, Inc.
    9.75%, 04/01/12 (a)                                     480M         482,400
Fairpoint Communications,
   Inc.,
   11.875%, 03/01/10                                      1,000M       1,135,000
Fairpoint Communications, Inc.,
   12.5%, 05/01/10                                          800M         850,000
MetroPCS, Inc.
   10.75%, 10/01/11                                       1,000M       1,070,000
Nextel Communications,
   Inc. 9.375%, 11/15/09                                  1,200M       1,300,500

                                              See Notes to Financial Statements.

                          Sentinel High Yield Bond Fund
at May 31, 2004 (Unaudited)

                                                        Principal
                                                          Amount        Value
                                                       (M=$1,000)     (Note 1)
--------------------------------------------------------------------------------
Nextel Communications, Inc.
   6.875%, 10/31/13                                        568M     $    569,420
Nextel Communications, Inc.
   7.375%, 08/01/15                                      1,000M        1,012,500
Nextel Partners, Inc.
   8.125%, 07/01/11                                        750M          772,500
RCN Corp.
   12.5%, 06/30/08 (f)***                                1,138M        1,166,810
Rogers Wireless, Inc.
   9.625%, 05/01/11                                      1,000M        1,140,000
Rogers Wireless, Inc.
   6.375%, 03/01/14 (a)                                    350M          329,875
Rural Cellular Corp.
   8.25%, 03/15/12 (a)                                     170M          175,100
Spectrasite, Inc.
   8.25%, 05/15/10                                         750M          783,750
                                                                    ------------
                                                                      12,083,480
                                                                    ------------
Tobacco 0.6%
North Atlantic Trading, Inc.
   9.25%, 03/01/12 (a)                                     940M          921,200
                                                                    ------------
Transportation 7.5%
CP Ships Limited,
   10.375%, 07/15/12                                     1,000M        1,142,500
General Maritime Corp.
   10%, 03/15/13                                           855M          941,568
Offshore Logistics, Inc.
   6.125%, 06/15/13                                      1,000M          935,000
Overseas Shipholding
Group
   8.25%, 03/15/13                                         750M          807,187
Sea Containers Ltd.
   10.5%, 05/15/12                                         440M          431,200
Ship Finance Int'l. Ltd.
   8.5%, 12/15/13 (a)                                      865M          817,425
Stena AB
   7.5%, 11/01/13                                        1,500M        1,500,000
Trac-X North American
   8%, 03/25/09 (a)                                      6,000M        5,745,000
                                                                    ------------
                                                                      12,319,880
                                                                    ------------
Total Bonds
   (Cost $150,051,493)                                               154,064,005
                                                                    ------------

                                                                          Value
                                                               Shares   (Note 1)
--------------------------------------------------------------------------------
Common Stocks 0.6% Communications 0.3%
* Crown Castle International                                   32,500   $478,725
                                                                        --------
Entertainment 0.3%
* IMAX Corp.                                                   77,754    432,312
                                                                        --------
Oil, & Gas 0.0%
* Tribo Petroleum (f)                                             500          0
                                                                        --------
Total Common Stocks
   (Cost $1,011,152)                                                     911,037
                                                                        --------
Warrants 0.1%
* American Tower
   Escrow Corp. (f)                                             1,000    175,000
* Ono Finance Plc. (a) (f)                                      1,000         10
* Ono Finance Plc. (a) (f)                                      1,000         10
* RCN Corp. (f)***                                            150,000          0
                                                                        --------
Total Warrants
   (Cost $76,272)                                                        175,020
                                                                        --------

                                                       Principal
                                                          Amount        Value
                                                       (M=$1,000)     (Note 1)
--------------------------------------------------------------------------------
U.S.Government Agency Obligations 4.0%
Federal Home Loan Bank
   0.78% 06/01/04
   (Cost $6,554,000)                                     6,554M     $  6,554,000
                                                                    ------------
Total Investments
   (Cost $157,692,917)****                                           161,704,062

Excess of Other Assets Over Liabilities 1.7%                           2,748,376
                                                                    ------------
Net Assets                                                          $164,452,438
                                                                    ============

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At May 31, 2004, the market value of rule 144A securities amounted to $46,786,918 or 28.5% of net assets.
(f) Fair Valued Securities. At May 31, 2004, the market value of the Fair Valued Securities amounted to $1,682,739 or 1.0% of the net assets.
*    Non-income producing.
**   Bond in default.
***  Illiquid security.
**** Cost for federal income tax purposes is substantially similar. At May 31, 2004, unrealized appreciation for federal income tax purposes aggregated $4,011,145 of which $6,802,807 related to appreciated securities and $2,791,662 related to depreciated securities.

                                              See Notes to Financial Statements.

                          Sentinel High Yield Bond Fund

Statement of Assets and Liabilities
at May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $ 157,692,917)                          $161,704,062
Cash and cash equivalents                                               200,948
Receivable for securities sold                                           69,126
Receivable for fund shares sold                                         512,732
Receivable for interest                                               3,566,861
                                                                   ------------
   Total Assets                                                     166,053,729
                                                                   ------------

--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                      1,230,923
Payable for fund shares repurchased                                     180,788
Accrued expenses                                                         12,741
Management fee payable                                                  102,807
Distribution fee payable (Class A Shares)                                19,296
Distribution fee payable (Class B Shares)                                18,189
Distribution fee payable (Class C Shares)                                13,362
Fund service fee payable                                                 15,961
Deferred Compensation                                                     7,224
                                                                   ------------
   Total Liabilities                                                  1,601,291
                                                                   ------------
Net Assets Applicable to Outstanding Shares                        $164,452,438
                                                                   ============

Net Asset Value and Offering Price per Share
   Class A Shares*
$115,818,167/14,433,982 shares outstanding                         $       8.02
Sales Charge -- 4.00% of offering price                                    0.33
                                                                   ------------
Maximum Offering Price                                             $       8.35
                                                                   ============
   Class B Shares*
$34,953,230/4,363,225 shares outstanding                           $       8.01
                                                                   ============
   Class C Shares*
$13,681,041/1,692,494 shares outstanding                           $       8.08
                                                                   ============

--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                         $    204,897
Paid-in capital                                                     180,982,064
Accumulated undistributed net investment income                         129,363
Accumulated undistributed net realized loss on investments          (20,875,031)
Unrealized appreciation of investments                                4,011,145
                                                                   ------------
Net Assets                                                         $164,452,438
                                                                   ============

* The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                                           $    68,641
Interest                                                              7,148,975
                                                                    -----------
   Total Income                                                       7,217,616
                                                                    -----------
Expenses:
Management advisory fee                                                 641,305
Transfer agent fees                                                     119,815
Custodian fees                                                           14,769
Distribution expense (Class A Shares)                                   120,264
Distribution expense (Class B Shares)                                   209,126
Distribution expense (Class C Shares)                                    70,183
Accounting services                                                      25,250
Auditing fees                                                             8,000
Legal fees                                                                4,700
Reports and notices to shareholders                                       7,350
Registration and filing fees                                             21,193
Directors' fees and expenses                                              8,354
Other                                                                    25,515
                                                                    -----------
   Total Expenses                                                     1,275,824
   Expense Offset                                                        (1,219)
                                                                    -----------
   Net Expenses                                                       1,274,605
                                                                    -----------
Net Investment Income                                                 5,943,011
                                                                    -----------

--------------------------------------------------------------------------------
Realized and Unrealized Gain (loss) on Investments
Net realized gain on sales of investments                             3,841,885
Net change in unrealized appreciation (depreciation)                 (7,631,602)
                                                                    -----------
Net Realized and Unrealized Loss on Investments                      (3,789,717)
                                                                    -----------
Net Increase in Net Assets from Operations                          $ 2,153,294
                                                                    ===========

See Notes to Financial Statements.

                          Sentinel High Yield Bond Fund

Statement of Changes on Net Assets

                                                     Six Months
                                                        Ended           Year
                                                       5/31/04         Ended
                                                     (Unaudited)      11/30/03
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment income                              $  5,943,011    $  9,696,140
Net realized gain on sales of investments             3,841,885         478,014
Net change in unrealized appreciation
   (depreciation)                                    (7,631,602)     11,869,427
                                                   ------------    ------------
Net increase in net assets from operations            2,153,294      22,043,581
                                                   ------------    ------------

--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                                    (4,272,779)     (5,706,022)
   Class B Shares                                    (1,303,377)     (3,279,677)
   Class C Shares                                      (423,020)       (686,282)
From net realized gain on investments
   Class A Shares                                            --              --
   Class B Shares                                            --              --
   Class C Shares                                            --              --
                                                   ------------    ------------
Total distributions to shareholders                  (5,999,176)     (9,671,981)
                                                   ------------    ------------

--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                    39,454,102      91,098,156
   Class B Shares                                     3,430,238      15,374,325
   Class C Shares                                     2,519,312      10,695,508
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                     2,076,535       3,124,087
   Class B Shares                                       723,010       1,642,943
   Class C Shares                                       297,976         497,447
                                                   ------------    ------------
                                                     48,501,173     122,432,466
Less: Payments for shares reacquired
   Class A Shares                                   (33,320,361)    (31,331,071)
   Class B Shares                                   (13,555,948)    (23,589,765)
   Class C Shares                                    (1,961,677)     (3,188,622)
                                                   ------------    ------------
Increase (decrease) in net assets from
   capital share transactions                          (336,813)     64,323,008
                                                   ------------    ------------
Total Increase (Decrease) in Net Assets
   for period                                        (4,182,695)     76,694,608
Net Assets: Beginning of period                     168,635,133      91,940,525
                                                   ------------    ------------
Net Assets: End of period                          $164,452,438    $168,635,133
                                                   ============    ============
Undistributed Net Investment
   Income at End of Period                         $    129,363    $    185,528
                                                   ============    ============

See Notes to Financial Statements.

                          Sentinel High Yield Bond Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                     Six Months
                                                   Ended 05/31/04   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                     (Unaudited)     11/30/03     11/30/02     11/30/01     11/30/00     11/30/99
----------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period               $   8.20        $   7.48      $  7.66      $  7.76      $  9.19      $  9.75
                                                     --------        --------      -------      -------      -------      -------
Income (Loss) from Investment Operations
Net investment income                                    0.29            0.63         0.63         0.72         0.86         0.84
Net realized and unrealized gain (loss)
   on investments                                       (0.18)           0.71        (0.18)       (0.10)       (1.42)       (0.56)
                                                     --------        --------      -------      -------      -------      -------
Total from investment operations                         0.11            1.34         0.45         0.62        (0.56)        0.28
                                                     --------        --------      -------      -------      -------      -------

Less Distributions
Dividends from net investment income                     0.29            0.62         0.63         0.72         0.87         0.84
Distributions from realized gains on investments           --              --           --           --           --           --
                                                     --------        --------      -------      -------      -------      -------
Total Distributions                                      0.29            0.62         0.63         0.72         0.87         0.84
                                                     --------        --------      -------      -------      -------      -------
Net asset value at end of period                     $   8.02        $   8.20      $  7.48      $  7.66      $  7.76      $  9.19
                                                     ========        ========      =======      =======      =======      =======
Total Return (%) *                                       1.34 ++        18.71         6.09         8.34        (6.74)        2.97

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)          1.16 +          1.19         1.25         1.28         1.26         1.22
Ratio of net investment income to average
   net assets (%)                                        7.03 +          7.85         8.35         9.21         9.78         8.83
Portfolio turnover rate (%)                                40 ++           86          111          148          105          144
Net assets at end of period (000 omitted)            $115,818        $110,431      $40,181      $22,215      $18,235      $28,253

                                                     Six Months
                                                   Ended 05/31/04   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                     (Unaudited)     11/30/03     11/30/02     11/30/01     11/30/00     11/30/99
----------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period                $  8.19        $  7.47       $  7.66      $  7.75      $  9.18      $  9.74
                                                      -------        -------       -------      -------      -------      -------
Income (Loss) from Investment Operations
Net investment income                                    0.26           0.57          0.59         0.69         0.82         0.79
Net realized and unrealized gain (loss)
   on investments                                       (0.18)          0.72         (0.19)       (0.09)       (1.42)       (0.56)
                                                      -------        -------       -------      -------      -------      -------
Total from investment operations                         0.08           1.29          0.40         0.60        (0.60)        0.23
                                                      -------        -------       -------      -------      -------      -------

Less Distributions
Dividends from net investment income                     0.26           0.57          0.59         0.69         0.83         0.79
Distributions from realized gains on investments           --             --            --           --           --           --
                                                      -------        -------       -------      -------      -------      -------
Total Distributions                                      0.26           0.57          0.59         0.69         0.83         0.79
                                                      -------        -------       -------      -------      -------      -------
Net asset value at end of period                      $  8.01        $  8.19       $  7.47      $  7.66      $  7.75      $  9.18
                                                      =======        =======       =======      =======      =======      =======
Total Return (%) *                                       0.94 ++       17.87          5.49         8.06        (7.16)        2.50

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)          2.04 +         1.96          1.71         1.68         1.68         1.66
Ratio of net investment income to average
   net assets (%)                                        6.18 +         7.22          7.88         8.84         9.36         8.40
Portfolio turnover rate (%)                                40 ++          86           111          148          105          144
Net assets at end of period (000 omitted)             $34,953        $45,061       $47,552      $44,300      $44,921      $59,518

+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.

See Notes to Financial Statements.

                          Sentinel High Yield Bond Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                     Six Months
                                                   Ended 05/31/04   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                     (Unaudited)     11/30/03     11/30/02     11/30/01     11/30/00     11/30/99
----------------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period               $  8.26          $  7.53      $ 7.70       $ 7.78       $ 9.19       $ 9.75
                                                     -------          -------      ------       ------       ------       ------
Income (Loss) from Investment Operations
Net investment income                                   0.25             0.55        0.56         0.62         0.76         0.72
Net realized and unrealized gain (loss)
   on investments                                      (0.18)            0.72       (0.19)       (0.08)       (1.42)       (0.56)
                                                     -------          -------      ------       ------       ------       ------
Total from investment operations                        0.07             1.27        0.37         0.54        (0.66)        0.16
                                                     -------          -------      ------       ------       ------       ------

Less Distributions
Dividends from net investment income                    0.25             0.54        0.54         0.62         0.75         0.72
Distributions from realized gains on investments          --               --          --           --           --           --
                                                     -------          -------      ------       ------       ------       ------
Total Distributions                                     0.25             0.54        0.54         0.62         0.75         0.72
                                                     -------          -------      ------       ------       ------       ------
Net asset value at end of period                     $  8.08          $  8.26      $ 7.53       $ 7.70       $ 7.78       $ 9.19
                                                     =======          =======      ======       ======       ======       ======
Total Return (%) *                                      0.82 ++         17.54        5.00         7.22        (7.74)        1.72

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)         2.19 +           2.17        2.27         2.45         2.39         2.42
Ratio of net investment income to average
   net assets (%)                                       6.01 +           6.93        7.20         7.88         8.55         7.69
Portfolio turnover rate (%)                               40 ++            86         111          148          105          144
Net assets at end of period (000 omitted)            $13,681          $13,143      $4,208       $1,810       $1,204       $4,001

+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.

See Notes to Financial Statements.

                      Sentinel Capital Markets Income Fund

Investment in Securities
at May 31, 2004 (Unaudited)

                                                        Principal
                                                          Amount         Value
                                                        (M=$1,000)     (Note 1)
--------------------------------------------------------------------------------
U.S. Government Obligations 25.9%
U.S. Treasury Obligations 2.6%
2-Year: U.S. Treasury Note
   1.625%, 04/30/05                                         400M     $   399,594
15-year: U.S. Treasury Note
   4.75%, 05/15/14                                        1,300M       1,310,157
                                                                     -----------
Total U.S. Treasury Obligations                                        1,709,751
                                                                     -----------
U.S. Government Agency Obligations 23.3%
Federal Home Loan Bank 4.0%
Agency Discount Notes:
   0.78%, 06/01/04                                        2,613M       2,613,000
                                                                     -----------
Federal Home Loan Mortgage Corporation 8.7%
Collateralized Mortgage Obligations:
   FHR 2283 PD
      7%, 02/15/31                                        5,322M       5,680,259
                                                                     -----------
Federal National Mortgage Association 3.3%
Mortgage-Backed Securities:
30-Year:
   FNMA 627304
      7%, 02/01/32                                        2,077M       2,185,024
                                                                     -----------
Government National Mortgage Association 7.4%
Mortgage-Backed Securities:
30-Year:
   GNMA 628416
      6%, 03/15/24                                        3,273M       3,337,741
   GNMA 612162
      5.5%, 04/15/33                                        762M         758,349
   GNMA 781590
      5.5%, 05/15/33                                        743M         739,657
                                                                     -----------
                                                                       4,835,747
                                                                     -----------
Total U.S. Government Agency Obligations                              15,314,030
                                                                     -----------
Total U.S. Government Obligations
   (Cost $17,142,429)                                                 17,023,781
                                                                     -----------
Domestic Bonds 32.5%
Aerospace & Defense 0.4%
Aviall, Inc.
   7.625%, 07/01/11                                         250M         260,000
                                                                     -----------
Agriculture 0.8%
Hines Nurseries, Inc.
   10.25%, 10/01/11                                         250M         267,500
Seminis Vegetable Seeds, Inc.
   10.25%, 10/01/13 (a)                                     250M         272,500
                                                                     -----------
                                                                         540,000
                                                                     -----------
Automotive 2.0%
Collins & Aikman Products Co.
   10.75% 12/31/11                                           45M          45,000
Dana Corp.
   9%, 08/15/11                                             250M         285,625
Group 1 Automotive, Inc.
   8.25%, 08/15/13                                          200M         209,000
HLI Operating Co., Inc.
   10.5%, 06/15/10                                          162M         181,440
R J Tower Corp.
   12%, 06/01/13                                            154M         148,610
Tenneco Automotive, Inc.
   10.25%, 07/15/13                                         240M     $   267,600
United Components, Inc.
   9.375%, 06/15/13                                         200M         202,000
                                                                     -----------
                                                                       1,339,275
                                                                     -----------
Building - Commercial & Residential 0.4%
Lyon William Homes, Inc.
   7.5%, 02/15/14 (a)                                       250M         235,000
                                                                     -----------
Chemicals 2.0%
Equistar Chemical LP
   10.625%, 05/01/11                                        125M         137,813
Huntsman Advanced Materials LLC
   11%, 07/15/10 (a)                                        250M         279,375
Huntsman LLC
   11.625%, 10/15/10                                        180M         194,850
Lyondell Chemical Co.
   9.5%, 12/15/08                                           120M         124,200
Nalco Co.
   9%, 11/15/13 (a)                                         250M         312,894
OM Group, Inc.
   9.25%, 12/15/11                                          250M         252,500
                                                                     -----------
                                                                       1,301,632
                                                                     -----------
Consumer Products 0.9%
Amscan Holdings, Inc.
   8.75%, 05/01/14 (a)                                       70M          70,350
Elizabeth Arden, Inc.
   7.75%, 01/15/14 (a)                                      300M         300,000
Playtex Products, Inc.
   9.375%, 06/01/11                                         250M         243,125
                                                                     -----------
                                                                         613,475
                                                                     -----------
Energy 1.4%
Chesapeake Energy Corp.
   6.875%, 01/15/16                                         230M         225,400
El Paso Production Holdings Co.
   7.75%, 06/01/13                                          200M         190,000
Evergreen Resources, Inc.
   5.875%, 03/15/12 (a)                                      45M          45,675
Exco Resources, Inc.
   7.25%, 01/15/11 (a)                                       40M          40,000
NRG Energy, Inc.
   8%, 12/15/13 (a)                                         150M         150,375
Reliant Resources, Inc.
   9.5%, 07/15/13                                           225M         239,625
                                                                     -----------
                                                                         891,075
                                                                     -----------
Financials 0.7%
Crum & Forster Holdings Corp.
   10.375%, 06/15/13                                        200M         217,500
Thornburg Mortgage, Inc.
   8%, 05/15/13                                             250M         246,875
                                                                     -----------
                                                                         464,375
                                                                     -----------
Food & Restaurants 0.9%
Dole Foods, Inc.
   7.25%, 06/15/10                                          250M         237,500
Friendly Ice Cream Corp.
   8.375%, 06/15/12 (a)                                     115M         114,425
Michael Food, Inc.
   8%, 11/15/13 (a)                                          50M          51,375
Reddy Ice Group, Inc.
   8.875%, 08/01/11                                         200M         210,000
                                                                     -----------
                                                                         613,300
                                                                     -----------
Foreign Sovereign 2.4%
Federative Republic of Brazil
   9.25%, 10/22/10                                          350M     $   325,500
Republic of Columbia
   9.75%, 04/09/11                                          396M         441,660
Republic of Columbia
   10.75%, 01/15/13                                         200M         209,500
Republic of Venezuela
   10.75%, 09/19/13                                         200M         195,500
Republic of Venezuela
   9.375%, 01/13/34                                         500M         417,500
                                                                     -----------
                                                                       1,589,660
                                                                     -----------
Forestry & Paper Products 0.9%
Ainsworth Lumber Ltd.
   6.75%, 03/15/14 (a)                                      140M         129,850
Georgia-Pacific Corp.
   8%, 01/15/24 (a)                                         270M         264,600
Jefferson Smurfit Corp.
   7.5%, 06/01/13 (a)                                       200M         197,000
                                                                     -----------
                                                                         591,450
                                                                     -----------
Funeral Services 0.3%
Alderwoods Group, Inc.
   12.25%, 01/02/09                                         200M         222,000
                                                                     -----------
Health Services 1.1%
Alpharma, Inc.
   8.625%, 05/01/11 (a)                                     200M         209,500
Select Medical Corp.
   9.5%, 06/15/09                                           275M         296,313
Universal Hospital Services
   10.125%, 11/01/11                                        215M         220,375
                                                                     -----------
                                                                         726,188
                                                                     -----------
Heavy Machinery 0.4%
Case New Holland, Inc.
   9.25%, 08/01/11 (a)                                      200M         211,000
Case New Holland, Inc.
   9.25%, 08/01/11 (a)                                       50M          52,750
                                                                     -----------
                                                                         263,750
                                                                     -----------
Industrial Diversified 0.4%
Warnaco, Inc.
   8.875%, 06/15/13                                         250M         265,625
                                                                     -----------
Lodging & Entertainment 2.4%
AMC Entertainment, Inc.
   9.875%, 02/01/12                                         150M         159,000
Hammons, John Q Hotels LP
   8.875%, 05/15/12                                          85M          92,225
HMH Properties, Inc.
   7.875%, 08/01/08                                          80M          82,400
Host Marriott LP
   7.125%, 11/01/13                                         100M          97,750
IMAX Corp.
   9.625%, 12/01/10 (a)                                     250M         225,000
Mandalay Resort Group
   10.25%, 08/01/07                                         150M         168,750
Mandalay Resort Group
   6.375%, 12/15/11                                          60M          58,800
MTR Gaming Group, Inc.
   9.75%, 04/01/10                                          150M         161,250
Premier Entertainment Biloxi LLC
   10.75%, 02/01/12 (a)                                      50M          52,250
Town Sports Int'l., Inc.
   9.625%, 04/15/11                                         200M         200,000
Venetian Casino Resort LLC
   11%, 06/15/10                                            250M         288,438
                                                                     -----------
                                                                       1,585,863
                                                                     -----------

                                              See Notes to Financial Statements.

                      Sentinel Capital Markets Income Fund
at May 31, 2004 (Unaudited)

                                                        Principal
                                                          Amount         Value
                                                       (M=$1,000)      (Note 1)
--------------------------------------------------------------------------------
Media 1.1%
Charter Communications Holdings LLC
   8.75%, 11/15/13 (a)                                     250M      $   243,125
Emmis Operating Co.
   6.875%, 05/15/12 (a)                                    230M          226,550
Paxson Communications Corp.
   10.75%, 07/15/08                                        250M          257,500
                                                                     -----------
                                                                         727,175
                                                                     -----------
Metals & Mining 0.9%
AK Steel Corp.
   7.75%, 06/15/12                                         118M          103,840
Freeport-McMoran Copper & Gold
   6.875%, 02/01/14 (a)                                    100M           87,500
Massey Energy Co.
   6.625%, 11/15/10                                        110M          109,725
United States Steel Corp.
   10.75%, 08/01/08                                        130M          147,550
Wolverine Tube, Inc.
   10.5%, 04/01/09                                         125M          131,875
                                                                     -----------
                                                                         580,490
                                                                     -----------
Oil & Gas 2.8%
Gazprom O A O
   9.625%, 03/01/13 (a)                                    800M          823,000
Gulfterra Energy Partners LP
   6.25%, 06/01/10                                         250M          256,250
Parker Drilling Co.
   10.125%, 11/15/09                                       200M          213,000
Premcor Refining Group, Inc.
   6.75%, 05/01/14                                         250M          243,125
Tesoro Petroleum Corp.
   9.625%, 04/01/12                                        250M          278,125
                                                                     -----------
                                                                       1,813,500
                                                                     -----------
Packaging 1.4%
Crown European Holdings
   10.875%, 03/01/13                                       250M          281,250
Graphic Packaging Int'l., Inc.
   8.5%, 08/15/11                                          125M          133,750
Owens-Brockway Glass Container
   8.875%, 02/15/09                                        250M          263,750
Stone Container Corp.
   9.75%, 02/01/11                                         200M          218,000
                                                                     -----------
                                                                         896,750
                                                                     -----------
Printing & Publishing 0.8%
CBD Media/Finance, Inc. LLC
   8.625%, 06/01/11                                        200M          210,000
Dex Media East LLC
   12.125%, 11/15/12                                       125M          145,625
Dex Media West LLC
   9.875%, 08/15/13 (a)                                    125M          138,281
                                                                     -----------
                                                                         493,906
                                                                     -----------
Real Estate 0.3%
LNR Property Corp.
   7.625%, 07/15/13                                        175M          172,813
                                                                     -----------
Retail 1.8%
Affinity Group, Inc.
   9%, 02/15/12 (a)                                        145M          147,900
FTD, Inc.
   7.75% 02/15/14                                          250M          235,000
ICON Health & Fitness, Inc.
   11.25%, 04/01/12                                        150M          164,250
Mothers Work, Inc.
   11.25%, 08/01/10                                         90M      $    92,700
Office Depot, Inc.
   10%, 07/15/08                                           200M          232,000
Rite Aid Corp.
   12.5%, 09/15/06                                         250M          283,125
Saks, Inc.
   9.875%, 10/01/11                                         15M           17,475
                                                                     -----------
                                                                       1,172,450
                                                                     -----------
Service 1.6%
Allied Waste North American, Inc.
   7.375%, 04/15/14 (a)                                    475M          453,625
Corrections Corp. America
   7.5%, 05/01/11                                          150M          152,250
GEO Group, Inc.
   8.25%, 07/15/13                                         250M          245,000
Norcross Safety Products LLC
   9.875%, 08/15/11                                        200M          213,000
                                                                     -----------
                                                                       1,063,875
                                                                     -----------
Technology 1.0%
Northern Telecom Cap Corp.
   7.875%, 06/15/26                                        150M          130,500
Stratus Technologies, Inc.
   10.375%, 12/01/08 (a)                                   250M          246,250
Telex Communications, Inc.
   11.5%, 10/15/08                                         250M          266,250
                                                                     -----------
                                                                         643,000
                                                                     -----------
Telecommunications 2.2%
American Tower Corp.
   9.375%, 02/01/09                                        250M          268,750
Centennial Communications Corp.
   10.125%, 06/15/13                                       250M          256,250
Nextel Communications, Inc.
   9.375%, 11/15/09                                        150M          162,563
Nextel Communications, Inc.
   6.875%, 10/31/13                                        106M          106,265
Nextel Partners, Inc.
   8.125%, 07/01/11                                        125M          128,750
RCN Corp.
   12.5%, 06/30/08 (f)**                                   152M          155,574
Rogers Wireless, Inc.
   6.375%, 03/01/14 (a)                                    250M          235,625
Spectrasite, Inc.
   8.25%, 05/15/10                                         125M          130,625
                                                                     -----------
                                                                       1,444,402
                                                                     -----------
Tobacco 0.2%
North Atlantic Trading, Inc.
   9.25%, 03/01/12 (a)                                     150M          147,000
                                                                     -----------
Transportation 1.0%
Offshore Logistics, Inc.
   6.125%, 06/15/13                                        250M          233,750
Sea Containers Ltd.
   10.5%, 05/15/12                                         115M          112,700
Ship Finance Int'l. Ltd.
   8.5%, 12/15/13 (a)                                      145M          137,025
Stena AB
   7.5%, 11/01/13                                          200M          200,000
                                                                     -----------
                                                                         683,475
                                                                     -----------
Total Domestic Bonds
   (Cost $21,082,238)                                                 21,341,504
                                                                     -----------
Foreign Bonds 11.1%
Australia 0.8%
Commonwealth of Australia
   10%, 10/15/07                                        400,000(A)   $   325,185
Commonwealth of Australia
   7.5%, 09/15/09                                       300,000(A)       232,260
                                                                     -----------
                                                                         557,445
                                                                     -----------
Canada 2.9%
Canada Government
   5.75%, 09/01/06                                      920,000(C)       713,168
Canada Government
   5.25%, 06/01/12                                      700,000(C)       534,072
Canada Government
   8%, 06/01/23                                         500,000(C)       488,647
Canada Housing Trust
   4.4%, 03/15/08                                       200,000(C)       149,368
                                                                     -----------
                                                                       1,885,255
                                                                     -----------
Denmark 0.9%
Realkredit Danmark
   4%, 01/01/08                                       3,525,000(D)       588,464
                                                                     -----------
France 0.3%
Vivendi Universal
   9.5%, 04/15/10                                       150,000(E)       218,466
                                                                     -----------
New Zealand 2.0%
New Zealand Government
   8%, 11/15/06                                       1,980,000(Z)     1,309,689
                                                                     -----------
Norway 1.0%
Norwegian Government
   6%, 05/16/11                                       4,000,000(N)       648,593
                                                                     -----------
Sweden 1.5%
Sweden Government
   8%, 08/15/07                                       1,600,000(S)       243,736
Sweden Government
   6.5%, 05/05/08                                     5,000,000(S)       738,171
                                                                     -----------
                                                                         981,907
                                                                     -----------
United Kingdom 1.7%
U.K. Treasury Stock
   4.5%, 03/07/07                                       600,000(B)     1,083,096
                                                                     -----------
Total Foreign Bonds
   (Cost $7,465,677)                                                   7,272,915
                                                                     -----------

(A)  Principal amount denominated in Australian Dollars.
(B)  Principal amount denominated in British Pounds.
(C)  Principal amount denominated in Canadian Dollars.
(D)  Principal amount denominated in Danish Krone.
(E)  Principal amount denominated in Euro.
(N)  Principal amount denominated in Norwegian Krone.
(S)  Principal amount denominated in Swedish Krona.
(Z)  Principal amount denominated in New Zealand Dollars.

                                              See Notes to Financial Statements.

                      Sentinel Capital Markets Income Fund
at May 31, 2004 (Unaudited)

                                                                         Value
                                                            Shares     (Note 1)
--------------------------------------------------------------------------------
Common Stocks 27.9%
Aerospace & Defense 0.5%
Boeing Co.                                                   2,700   $   123,660
Lockheed Martin                                              3,500       173,390
                                                                     -----------
                                                                         297,050
                                                                     -----------
Automotive 0.9%
* Navistar Int'l. Corp.                                      2,600        98,670
Oshkosh Truck Corp.                                          3,500       181,125
Paccar, Inc.                                                 2,750       153,450
* TBC Corp.                                                  5,078       128,930
                                                                     -----------
                                                                         562,175
                                                                     -----------
Chemicals 0.8%
Air Products & Chemicals, Inc.                               3,900       194,883
Dow Chemical Co.                                             5,000       199,500
Lyondell Chemical                                            6,033        99,665
                                                                     -----------
                                                                         494,048
                                                                     -----------
Energy 2.4%
BP plc-Sponsored (ADR)                                      10,511       557,082
ChevronTexaco Corp.                                          2,255       203,852
Conocophillips                                               3,424       251,082
Exxon Mobil Corp.                                            4,500       194,625
Massey Energy Co.                                            6,730       165,693
XTO Energy                                                   7,151       180,563
                                                                     -----------
                                                                       1,552,897
                                                                     -----------
Entertainment 0.4%
Disney (Walt) Co.                                            6,400       150,208
* IMAX Corp.                                                10,432        58,002
* Time Warner, Inc.                                          4,806        81,894
                                                                     -----------
                                                                         290,104
                                                                     -----------
Financials 6.1%
ACE Ltd.                                                     5,700       234,726
American Express Co.                                         3,000       152,100
American Financial Realty Trust                             14,216       202,294
American Int'l. Group, Inc.                                  2,675       196,078
* Assured Guaranty Ltd.                                      5,800        98,600
Bank of America Corp.                                        2,856       237,419
Bank of New York, Inc.                                       2,459        73,942
Bank One Corp.                                               3,890       188,471
Chubb Corp.                                                  1,440        97,013
Citigroup, Inc.                                             11,185       519,320
Federal National Mortgage Association                        4,137       280,074
Hartford Financial Services                                  4,000       264,480
J.P. Morgan Chase                                            5,700       209,988
Merrill Lynch                                                3,389       192,495
Morgan Stanley                                               2,340       125,213
New Century Financial Corp.                                  2,500       109,025
PMI Group, Inc.                                              2,500       107,925
St. Paul Travelers, Inc.                                     4,000       158,720
U.S. Bancorp                                                 6,000       168,600
Washington Mutual, Inc.                                      5,606       244,870
Wells Fargo & Co.                                            2,754       161,935
                                                                     -----------
                                                                       4,023,288
                                                                     -----------
Food & Beverage 1.8%
Anheuser Busch Cos., Inc.                                    3,700   $   197,098
Coca Cola Co.                                                3,800       195,130
Conagra Foods, Inc.                                          3,031        85,232
* Constellation Brands, Inc.                                 5,500       198,000
General Mills, Inc.                                          3,000       138,150
H.J. Heinz Co.                                               3,000       112,020
Pepsico, Inc.                                                2,500       133,425
Sara Lee                                                     4,143        94,875
                                                                     -----------
                                                                       1,153,930
                                                                     -----------
Forestry & Paper Products 0.7%
Meadwestvaco Corp.                                           3,589        99,128
Packaging Corp. of America                                   4,072        95,692
Rayonier, Inc.                                               3,534       148,428
Weyerhaueser Co.                                             2,000       120,960
                                                                     -----------
                                                                         464,208
                                                                     -----------
Health Services 3.0%
Abbott Labs                                                  3,000       123,630
* Amgen, Inc.                                                2,491       136,258
Astrazeneca plc (ADR)                                        5,000       234,500
Baxter Int'l., Inc.                                          5,000       157,200
Bristol -Myers Squibb Co.                                   10,800       272,916
* Hospira, Inc.                                              4,300       110,252
Johnson & Johnson                                            1,860       103,621
Lilly, Eli & Co.                                             1,366       100,633
Merck & Co., Inc.                                            3,700       175,010
Pfizer, Inc.                                                 9,900       349,866
Schering Plough Corp.                                        7,000       118,300
Wyeth                                                        3,000       108,000
                                                                     -----------
                                                                       1,990,186
                                                                     -----------
Heavy Machinery 0.4%
* AGCO Corp.                                                 4,900        93,884
Caterpillar, Inc.                                            1,900       143,165
                                                                     -----------
                                                                         237,049
                                                                     -----------
Household Products 0.5%
Kimberly Clark Corp.                                         1,150        75,785
Proctor & Gamble Co.                                         1,000       107,820
Tupperware Corp.                                             7,000       127,890
                                                                     -----------
                                                                         311,495
                                                                     -----------
Industrial Diversified 1.7%
Alcoa, Inc.                                                  4,500       140,850
General Electric Co.                                        13,935       433,657
* Graftech Int'l., Ltd.                                     33,783       320,939
Honeywell Int'l., Inc.                                       3,596       121,185
SPX Corp.                                                    2,500       109,300
                                                                     -----------
                                                                       1,125,931
                                                                     -----------
Publishing 0.1%
Tribune Co.                                                  1,592        76,878
                                                                     -----------
Retail 1.7%
* 99 Cents Only Stores                                       5,039        97,807
Circuit City Stores, Inc.                                    7,228        86,519
CVS Corp.                                                    5,000       208,400
Home Depot, Inc.                                             4,500       161,640
* Kohls Corp.                                                4,900       233,044
Lowes Cos., Inc.                                             1,464        78,426
Target Corp.                                                 3,212       143,576
Wal Mart Stores, Inc.                                        2,000       111,460
                                                                     -----------
                                                                       1,120,872
                                                                     -----------
Technology 2.8%
* Altera Corp.                                               7,800   $   178,542
* Cadence Design System, Inc.                               20,800       287,872
* Cisco Systems, Inc.                                        6,000       132,900
* Citrix Systems, Inc.                                       9,200       193,660
Eastman Kodak                                                6,700       175,406
* Intuit, Inc.                                               1,500        58,770
Microsoft Corp.                                              8,900       234,515
* Oracle Corp.                                              34,000       384,880
Texas Instruments, Inc.                                      6,900       180,159
                                                                     -----------
                                                                       1,826,704
                                                                     -----------
Telecommunications 1.1%
Chungwa Telecom Co.                                         13,800       222,870
Clear Channel Communications                                 1,947        77,296
* Fox Entertainment Group, Inc.                              3,000        80,850
SBC Communications, Inc.                                     5,100       120,870
Verizon Communications                                       3,500       121,030
Viacom, Inc. Class B                                         2,455        90,565
                                                                     -----------
                                                                         713,481
                                                                     -----------
Tobacco 0.5%
Altria Group, Inc.                                           5,418       259,901
Loews Corp.                                                  5,000       113,450
                                                                     -----------
                                                                         373,351
                                                                     -----------
Transportation 0.8%
* AMR Corp.                                                  6,900        79,488
* Laidlaw Int'l., Inc.                                      15,000       195,000
* Northwest Airlines                                         7,000        70,770
Southwest Airlines                                           5,800        89,958
Union Pacific Corp.                                          2,000       116,640
                                                                     -----------
                                                                         551,856
                                                                     -----------
Utilities 1.7%
Ameren Corp.                                                 2,312       102,190
American Electric Power                                      6,000       190,620
Cinergy Corp.                                                5,000       187,550
Dominion Resources, Inc.                                     1,574        99,115
Entergy Corp.                                                1,804        98,516
FirstEnergy Corp.                                            5,000       195,000
Sempra Energy                                                3,010       100,444
TXU Corp.                                                    5,372       200,751
                                                                     -----------
                                                                       1,174,186
                                                                     -----------
Total Common Stocks
   (Cost $17,480,248)                                                 18,339,689
                                                                     -----------

                                              See Notes to Financial Statements.

                      Sentinel Capital Markets Income Fund
at May 31, 2004 (Unaudited)

                                                                         Value
                                                            Shares     (Note 1)
--------------------------------------------------------------------------------
Preferred Stocks 1.1%
Financials 0.7%
Capital One Financial Corp.                                  5,000       255,300
Genworth Financial                                           3,100        78,740
XL Capital Ltd.                                              5,000       125,200
                                                                     -----------
                                                                         459,240
                                                                     -----------
Health Care 0.4%
Anthem, Inc.                                                 2,300       235,428
                                                                     -----------
Total Preferred Stocks
   (Cost $605,812)                                                       694,668
                                                                     -----------
Warrants 0.0%
* RCN Corp. (f)**
   (Cost $0.00)                                             20,000   $        --
                                                                     -----------
Total Investments
   (Cost $63,776,404)***                                              64,672,557
Excess of Other Assets
   Over Liabilities 1.5%                                                 961,624
                                                                     -----------
Net Assets                                                           $65,634,181
                                                                     ===========

--------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At May 31, 2004, the market value of rule 144A securities amounted to $6,099,800 or 9.3% of net assets.
(f) Fair Valued Securities. At May 31, 2004, the market value of the Fair Valued Securities amounted to $155,574 or 0.2% of the net assets.
*    Non-income producing.
**   Illiquid security.
*** Cost for federal income tax purposes is substantially similar. At May 31, 2004 net unrealized appreciation for federal income tax purposes aggregated $896,153 of which $2,287,305 related to appreciated securities and $1,391,152 related to depreciated securities. (ADR) - American Depository Receipt

--------------------------------------------------------------------------------
At May 31, 2004, the Capital Markets Income Fund had the following forward foreign currency contracts outstanding:

                                                        Value                       Value        Market Value       Unrealized
                                                     of Contract                 of Contract     of Contracts      Appreciation/
                                                     When Opened    Expiration   When Opened  as of May 31, 2004  (Depreciation)
Contract Description              Local Currency  (Local Currency)      Date    (US Dollars)     (US Dollars)      (US Dollars)
--------------------------------------------------------------------------------------------------------------------------------
Contracts to buy
   Euro                                 EUR            650,000       07/23/04   $   769,616      $   795,212         $ 25,596
   Euro                                 EUR            350,000       07/23/04       413,998          428,191           14,194
                                                                                                                     --------
Net Unrealized Gain/(Loss)                                                                                             39,789
                                                                                                                     --------

Contacts to sell
   Euro                                 EUR            350,000       07/23/04   $  (413,604)     $  (428,191)        $(14,587)
   Euro                                 EUR          1,100,000       07/23/04    (1,298,468)      (1,345,743)         (47,276)
                                                                                                                     --------
Net Unrealized Gain/(Loss)                                                                                           $(61,863)
                                                                                                                     --------

Total Net Unrealized Gain/(Loss)                                                                                     $(22,074)
                                                                                                                     ========

                                              See Notes to Financial Statements.

                      Sentinel Capital Markets Income Fund

Statement of Assets and Liabilities
at May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $63,776,404)                              $64,672,557
Cash and cash equivalents                                                    732
Foreign Currency (Cost $97,550)                                          100,097
Unrealized appreciation on Forward Foreign exchange contracts             39,789
Receivable for securities sold                                           208,667
Receivable for fund shares sold                                          236,342
Receivable for interest                                                  621,588
Receivable for foreign interest                                           95,616
Receivable for dividends                                                  39,497
                                                                     -----------
   Total Assets                                                       66,014,885
                                                                     -----------

--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                         182,501
Payable for fund shares repurchased                                       47,152
Unrealized depreciation on Forward Foreign exchange contracts             61,863
Accrued expenses                                                          24,450
Management fee payable                                                    33,124
Distribution fee payable (Class A Shares)                                  9,487
Distribution fee payable (Class B Shares)                                  8,805
Distribution fee payable (Class C Shares)                                  5,319
Fund service fee payable                                                   6,796
Deferred Compensation                                                      1,207
                                                                     -----------
   Total Liabilities                                                     380,704
                                                                     -----------
Net Assets Applicable to Outstanding Shares                          $65,634,181
                                                                     ===========
Net Asset Value and Offering Price per Share
   Class A Shares*
$45,689,893/4,071,436 shares outstanding                             $     11.22
Sales Charge--5.00% of offering price                                       0.59
                                                                     -----------
Maximum Offering Price                                               $     11.81
                                                                     ===========
   Class B Shares*
$11,698,672/1,044,462 shares outstanding                             $     11.20
                                                                     ===========
   Class C Shares*
$8,245,616/735,848 shares outstanding                                $     11.21
                                                                     ===========

--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                           $    58,517
Paid-in capital                                                       63,228,346
Accumulated undistributed net investment income                          239,779
Accumulated undistributed net realized short-term gain
   on investments                                                      1,139,905
Accumulated undistributed net realized long-term gain
   on investments                                                         91,543
Unrealized appreciation of investments and foreign exchange              876,091
                                                                     -----------
Net Assets                                                           $65,634,181
                                                                     ===========

* The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                                           $   217,391
Interest                                                              1,161,603
                                                                    -----------
   Total Income                                                       1,378,994
                                                                    -----------
Expenses:
Management advisory fee                                                 186,725
Transfer agent fees                                                      52,020
Custodian fees                                                           16,324
Distribution expense (Class A Shares)                                    53,662
Distribution expense (Class B Shares)                                    47,926
Distribution expense (Class C Shares)                                    27,054
Accounting services                                                      12,150
Auditing fees                                                             3,950
Legal fees                                                                3,350
Reports and notices to shareholders                                       4,750
Registration and filing fees                                             29,499
Directors' fees and expenses                                              2,852
Other                                                                     7,705
                                                                    -----------
   Total Expenses                                                       447,967
   Expense Offset                                                          (324)
                                                                    -----------
   Net Expenses                                                         447,643
                                                                    -----------
Net Investment Income                                                   931,351
                                                                    -----------

--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain from:
Investments                                                           1,460,520
Foreign currency transactions                                            69,138
                                                                    -----------
   Net realized gain                                                  1,529,658
                                                                    -----------
Net change in unrealized appreciation (depreciation)
   during the period:
Investments                                                          (2,035,369)
Foreign currency transactions                                           221,675
                                                                    -----------
Net change in unrealized appreciation (depreciation)                 (1,813,694)
                                                                    -----------
Net Realized and Unrealized Gain (Loss) on Investments                 (284,036)
                                                                    -----------
Net Increase in Net Assets from Operations                          $   647,315
                                                                    ===========

See Notes to Financial Statements.

                      Sentinel Capital Markets Income Fund

Statement of Changes on Net Assets

                                                       Six Months    Period from
                                                         Ended       3/10/03 (A)
                                                        5/31/04        through
                                                      (Unaudited)      11/30/03
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment income                                 $   931,351   $   892,037
Net realized gain on sales of investments               1,529,658       281,830
Net change in unrealized appreciation
   (depreciation)                                      (1,813,694)    2,689,784
                                                      -----------   -----------
Net increase in net assets from operations                647,315     3,863,651
                                                      -----------   -----------

--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                                        (917,047)     (692,464)
   Class B Shares                                        (184,514)     (123,178)
   Class C Shares                                        (127,594)      (96,822)
From net realized gain on investments
   Class A Shares                                         (15,758)           --
   Class B Shares                                          (3,863)           --
   Class C Shares                                          (2,409)           --
                                                      -----------   -----------
Total distributions to shareholders                    (1,251,185)     (912,464)
                                                      -----------   -----------

--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                      13,799,665    38,263,334
   Class B Shares                                       3,578,045     8,679,088
   Class C Shares                                       2,790,737     5,842,867
Net asset value of shares in reinvestment of
   dividends and distributions
   Class A Shares                                         589,986       372,394
   Class B Shares                                         139,616        80,902
   Class C Shares                                          75,456        45,929
                                                      -----------   -----------
                                                       20,973,505    53,284,514
Less: Payments for shares reacquired
   Class A Shares                                      (6,438,205)   (2,667,870)
   Class B Shares                                        (692,487)     (410,789)
   Class C Shares                                        (305,668)     (456,136)
                                                      -----------   -----------
Increase in net assets from capital share
   transactions                                        13,537,145    49,749,719
                                                      -----------   -----------
Total Increase in Net Assets for period                12,933,275    52,700,906
Net Assets: Beginning of period                        52,700,906            --
                                                      -----------   -----------
Net Assets: End of period                             $65,634,181   $52,700,906
                                                      ===========   ===========
Undistributed Net Investment
   Income at End of Period                            $   239,779   $   242,216
                                                      ===========   ===========

(A)  Commencement of operations.

See Notes to Financial Statements.

                      Sentinel Capital Markets Income Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout the fiscal period.

                                                  Six Months       Period from
                                                Ended 05/31/04   3/10/03 through
                                                  (Unaudited)      11/30/03 (A)
--------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period             $ 11.25           $ 10.00
                                                   -------           -------
Income from Investment Operations
Net investment income                                 0.14              0.32
Net realized and unrealized gain on
   investments                                        0.07              1.23
                                                   -------           -------
Total from investment operations                      0.21              1.55
                                                   -------           -------

Less Distributions
Dividends from net investment income                  0.24              0.30
Distributions from realized gains on
   investments                                        0.00**              --
                                                   -------           -------
Total Distributions                                   0.24              0.30
                                                   -------           -------
Net asset value at end of period                   $ 11.22           $ 11.25
                                                   =======           =======

Total Return (%) *                                    1.84++           15.61++

Ratios/Supplemental Data
Ratio of net expenses to average net
   assets (%)                                         1.20+             1.17+
Ratio of net investment income to average
   net assets (%)                                     1.84+             3.94+
Portfolio turnover rate (%)                             82++             131++
Net assets at end of period (000 omitted)          $45,690           $38,147

                                                  Six Months       Period from
                                                Ended 05/31/04   3/10/03 through
                                                  (Unaudited)      11/30/03 (A)
--------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period             $ 11.24           $10.00
                                                   -------           ------
Income from Investment Operations
Net investment income                                 0.08             0.25
Net realized and unrealized gain on
   investments                                        0.07             1.25
                                                   -------           ------
Total from investment operations                      0.15             1.50
                                                   -------           ------

Less Distributions
Dividends from net investment income                  0.19             0.26
Distributions from realized gains on
   investments                                        0.00**             --
                                                   -------           ------
Total Distributions                                   0.19             0.26
                                                   -------           ------
Net asset value at end of period                   $ 11.20           $11.24
                                                   =======           ======
Total Return (%) *                                    1.39++          15.11++

Ratios/Supplemental Data
Ratio of net expenses to average net
   assets (%)                                         2.08+            1.93+
Ratio of net investment income to average
   net assets (%)                                     0.98+            3.21+
Portfolio turnover rate (%)                             82++            131++
Net assets at end of period (000 omitted)          $11,699           $8,782

(A)  Commenced operations March 10, 2003.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return. See Notes to Financial Statements.
**   Represents less than $.005 of average daily shares outstanding.

See Notes to Financial Statements.

                      Sentinel Capital Markets Income Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout the fiscal period.

                                                  Six Months       Period from
                                                Ended 05/31/04   3/10/03 through
                                                  (Unaudited)      11/30/03 (A)
--------------------------------------------------------------------------------
Class C Shares
Net asset value at beginning of period              $11.25           $10.00
                                                    ------           ------
Income from Investment Operations
Net investment income                                 0.10             0.27
Net realized and unrealized gain on
   investments                                        0.06             1.25
                                                    ------           ------
Total from investment operations                      0.16             1.52
                                                    ------           ------

Less Distributions
Dividends from net investment income                  0.20             0.27
Distributions from realized gains on
   investments                                        0.00**             --
                                                    ------           ------
Total Distributions                                   0.20             0.27
                                                    ------           ------
Net asset value at end of period                    $11.21           $11.25
                                                    ======           ======
Total Return (%) *                                    1.46++          15.29++

Ratios/Supplemental Data
Ratio of net expenses to average net
   assets (%)                                         1.95+            1.60+
Ratio of net investment income to average net
   assets (%)                                         1.10+            3.49+
Portfolio turnover rate (%)                             82++            131++
Net assets at end of period (000 omitted)           $8,246           $5,771

(A)  Commenced operations March 10, 2003.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return. See Notes to Financial Statements.
**   Represents less than $.005 of average daily shares outstanding.

See Notes to Financial Statements.

                               Sentinel Bond Fund

Investment in Securities
at May 31, 2004 (Unaudited)

                                                       Principal
                                                          Amount        Value
                                                       (M=$1,000)     (Note 1)
-------------------------------------------------------------------------------
U.S. Government Obligations 65.0%
U.S. Treasury Obligations 11.2%
10-year:
U.S. Treasury Note
   4.00%, 02/15/14                                       6,000M     $ 5,707,500
                                                                    -----------
30-year:
U.S. Treasury Bond
   5.375%, 02/15/31                                      4,500M       4,518,090
                                                                    -----------
Total U.S. Treasury Obligations                                      10,225,590
                                                                    -----------
U.S. Government Agency Obligations 53.8%
Federal Home Loan Mortgage Corporation 12.7%
Collateralized Mortgage Obligations:
   FHR 2595 AD
      5.00%, 12/15/17                                    3,000M       2,971,261
   FHR 2438 NB
      6.50%, 04/15/32                                    5,500M       5,815,425
                                                                    -----------
                                                                      8,786,686
                                                                    -----------
Mortgage-Backed Securities:
30-year:
   FHLMC A19809
      5.00%, 03/01/34                                    2,935M       2,822,658
                                                                    -----------
Total Federal Home Loan Mortgage Corporation                         11,609,344
                                                                    -----------
Federal National Mortgage Association 41.1%
Collateralized Mortgage Obligations:
   FNR 2003-19 VB
      5.50%, 05/25/22                                    3,000M       2,932,890
   FNR 2002-48 GF
      6.50%, 10/25/31                                    3,000M       3,110,490
                                                                    -----------
                                                                      6,043,380
                                                                    -----------
Mortgage-Backed Securities:
15-Year:
   FNMA 511845
      8.50%, 05/01/10                                       51M          54,537
   FNMA 609665
      5.50%, 11/01/16                                    2,056M       2,103,304
   FNMA 704942
      4.50%, 05/01/18                                    4,425M       4,333,998
   FNMA 771398
      5.00%, 11/01/18                                    2,797M       2,800,566
   FNMA 709882
      5.50%, 06/01/18                                    1,139M       1,163,892
   FNMA 742055
      5.00%, 01/01/19                                    1,465M       1,466,723
   FNMA 771162
      5.00%, 01/01/19                                    5,922M       5,929,557
                                                                    -----------
                                                                     17,852,577
                                                                    -----------
20-Year:
   FNMA 251212
      10.00%, 05/01/17                                      53M          59,090
   FNMA 251185
      10.00%, 06/01/17                                     107M         119,471
   FNMA 726367
      5.50%, 04/01/23                                    2,495M       2,514,411
                                                                    -----------
                                                                      2,692,972
                                                                    -----------
30-Year:
   FNMA 522580
      6.00%, 08/01/29                                    4,564M       4,652,196
   FNMA 774445
      5.50%, 03/01/34                                    2,936M       2,914,052
   FNMA 761991
      6.00%, 02/01/34                                    3,295M       3,352,675
                                                                    -----------
                                                                     10,918,923
                                                                    -----------
Total Federal National Mortgage Association                         $37,507,852
                                                                    -----------
Government National Mortgage Association 0.0%
Mortgage-Backed Securities:
30-year:
   GNMA 102852
      13.00%, 10/15/13                                      230             268
                                                                    -----------
Total Government National Mortgage Association                              268
                                                                    -----------
Total U.S. Government Agency Obligations                             49,117,464
                                                                    -----------
Total U.S. Government Obligations
   (Cost $59,727,170)                                                59,343,054
                                                                    -----------

Bonds 30.1%
Automotive 8.7%
Daimler Chrysler
   4.75%, 01/15/08                                       1,000M       1,003,750
Ford Motor Co.
   7.45%, 07/16/31                                       3,000M       2,850,000
General Motors
   7.20%, 01/15/11                                       1,000M       1,040,000
General Motors
   8.38%, 07/15/33                                       2,000M       2,087,500
Visteon Corp.
   7.00%, 03/10/14                                       1,000M         957,500
                                                                    -----------
                                                                      7,938,750
                                                                    -----------
Consumer Products & Services 3.5%
Cadbury Schweppes
   5.13%, 10/01/13 (a)                                   1,000M         975,000
Coca Cola Bottling Co.
   5.00%, 11/15/12                                         500M         485,625
Coors Brewing Co.
   6.38%, 05/15/12                                         250M         267,188
Corning, Inc.
   5.90%, 03/15/14                                         500M         468,750
Kraft Foods, Inc.
   5.25%, 10/01/13                                         500M         485,000
Kroger Co.
   6.75%, 04/15/12                                         500M         541,875
                                                                    -----------
                                                                      3,223,438
                                                                    -----------
Energy 1.6%
Duke Energy Corp.
   5.63%, 11/30/12                                         500M         500,000
Pacific Gas & Electric
   6.05%, 03/01/34                                       1,000M         940,000
                                                                    -----------
                                                                      1,440,000
                                                                    -----------
Financial Institutions 1.2%
Boeing Capital Corp.
   6.50%, 02/15/12                                       1,000M       1,067,500
                                                                    -----------
Index 4.9%
Targeted Return Index Security
   6.67%, 08/15/08 (a)                                   4,200M       4,462,500
                                                                    -----------
Media 2.3%
AOL Time Warner, Inc.
   6.88%, 05/01/12                                       1,000M       1,082,500
Viacom, Inc.
   5.63%, 08/15/12                                         500M         514,375
Walt Disney Co.
   7.00%, 03/01/32                                         500M         536,875
                                                                    -----------
                                                                      2,133,750
                                                                    -----------
Metal-Aluminum 1.2%
Alcan, Inc.
   6.45%, 03/15/11                                       1,000M       1,070,000
                                                                    -----------
Telecommunications 6.7%
AT&T Broadband Corp.
   8.38%, 03/15/13                                         212M     $   249,365
AT&T Corp. Credit Sensitive
   8.75%, 11/15/31                                       1,000M       1,055,000
AT&T Wireless Corp.
   8.13%, 05/01/12                                         500M         578,750
Cingular Wireless
   6.50%, 12/15/11                                         250M         267,187
Comcast Corp.
   5.50%, 03/15/11                                       1,000M       1,012,500
Cox Communications
   7.75%, 11/01/10                                       1,000M       1,135,000
Sprint Capital Corp.
   7.63%, 01/30/11                                         750M         833,438
Tyco Int'l. Group
   6.00%, 11/15/13                                       1,000M       1,015,000
                                                                    -----------
                                                                      6,146,240
                                                                    -----------
Total Bonds
   (Cost $26,064,527)                                                27,482,178
                                                                    -----------

Corporate Short-Term Notes 11.0%
AIG Funding, Inc.
   1.00%, 06/01/04                                       3,000M       3,000,000
Coca Cola
   1.00%, 06/17/04                                       4,000M       3,998,222
Wells Fargo & Co.
   1.01%, 06/02/04                                       3,000M       2,999,916
                                                                    -----------
Total Corporate Short-Term Notes
   (Cost $9,998,138)                                                  9,998,138
                                                                    -----------
Total Investments
   (Cost $95,789,835)*                                               96,823,370

Excess of Liabilities Over Other Assets (6.1%)                       (5,599,855)
                                                                    -----------
Net Assets                                                          $91,223,515
                                                                    ===========

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At May 31, 2004, the market value of rule 144A securities amounted to $5,437,500 or 6.0% of net assets.
* Cost for federal income tax purposes is substantially similar. At May 31, 2004 unrealized appreciation for federal income tax purposes aggregated $1,033,535 of which $1,941,466 related to appreciated securities and $907,931 related to depreciated securities.

                                              See Notes to Financial Statements.

                               Sentinel Bond Fund

Statement of Assets and Liabilities
at May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $ 95,789,835)                           $ 96,823,370
Cash and cash equivalents                                               626,736
Receivable for securities sold                                        2,549,657
Receivable for fund shares sold                                          28,612
Receivable for interest                                                 795,774
                                                                   ------------
   Total Assets                                                     100,824,149
                                                                   ------------

--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                   $  9,393,119
Payable for fund shares repurchased                                      68,803
Accrued expenses                                                         57,593
Management fee payable                                                   38,438
Distribution fee payable (Class A Shares)                                17,405
Distribution fee payable (Class B Shares)                                 8,837
Fund service fee payable                                                  9,838
Deferred Compensation                                                     6,601
                                                                   ------------
   Total Liabilities                                                  9,600,634
                                                                   ------------
Net Assets Applicable to Outstanding Shares                        $ 91,223,515
                                                                   ============
Net Asset Value and Offering Price per Share
   Class A Shares*
$73,064,732/11,909,079 shares outstanding                          $       6.14
Sales Charge -- 4.00% of offering price                                    0.26
                                                                   ------------
Maximum Offering Price                                             $       6.40
                                                                   ============
   Class B Shares*
$18,158,783/2,949,960 shares outstanding                           $       6.16
                                                                   ============

--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                         $    148,590
Paid-in capital                                                      97,687,542
Accumulated undistributed net investment income                          41,143
Accumulated undistributed net realized loss on investments           (7,687,295)
Unrealized appreciation of investments                                1,033,535
                                                                   ------------
Net Assets                                                         $ 91,223,515
                                                                   ============

* The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                            $ 2,482,637
                                                                    -----------
Expenses:
Management advisory fee                                                 234,468
Transfer agent fees                                                      80,600
Custodian fees                                                            7,144
Distribution expense (Class A Shares)                                    74,536
Distribution expense (Class B Shares)                                    99,561
Accounting services                                                      13,650
Auditing fees                                                             4,250
Legal fees                                                                3,500
Reports and notices to shareholders                                       4,500
Registration and filing fees                                             18,940
Directors' fees and expenses                                              4,577
Other                                                                    14,728
                                                                    -----------
   Total Expenses                                                       560,454
   Expense Offset                                                        (2,644)
                                                                    -----------
   Net Expenses                                                         557,810
                                                                    -----------
Net Investment Income                                                 1,924,827
                                                                    -----------
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sales of investments                               510,002
Net change in unrealized appreciation (depreciation)                 (1,568,988)
                                                                    -----------
Net Realized and Unrealized Loss on Investments                      (1,058,986)
                                                                    -----------
Net Increase in Net Assets from Operations                          $   865,841
                                                                    ===========

See Notes to Financial Statements.

                               Sentinel Bond Fund

Statement of Changes on Net Assets

                                                      Six Months
                                                        Ended          Year
                                                       5/31/04        Ended
                                                     (Unaudited)     11/30/03
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net Investment income                                $ 1,924,827   $  3,996,493
Net realized gain on sales of investments                510,002      1,924,260
Net change in unrealized appreciation
   (depreciation)                                     (1,568,988)       932,872
                                                     -----------   ------------
Net Increase in net assets from operations               865,841      6,853,625
                                                     -----------   ------------

--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                                     (1,761,685)    (3,517,249)
   Class B Shares                                       (376,751)      (895,327)
From net realized gain on investments
   Class A Shares                                             --             --
   Class B Shares                                             --             --
                                                     -----------   ------------
Total distributions to shareholders                   (2,138,436)    (4,412,576)
                                                     -----------   ------------

--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                      7,081,945     17,062,892
   Class B Shares                                      1,038,877      5,783,044
Net asset value of shares in reinvestment
of dividends and distributions
   Class A Shares                                      1,167,459      2,266,040
   Class B Shares                                        303,163        705,490
                                                     -----------   ------------
                                                       9,591,444     25,817,466
Less: Payments for shares reacquired
   Class A Shares                                     (8,028,816)   (23,076,791)
   Class B Shares                                     (4,941,822)   (10,239,314)
                                                     -----------   ------------
Decrease in net assets from
   capital share transactions                         (3,379,194)    (7,498,639)
                                                     -----------   ------------
Total Decrease in Net Assets for period               (4,651,789)    (5,057,590)
Net Assets: Beginning of period                       95,875,304    100,932,894
                                                     -----------   ------------
Net Assets: End of period                            $91,223,515   $ 95,875,304
                                                     ===========   ============
Undistributed Net Investment
   Income at End of Period                           $    41,143   $     51,061
                                                     ===========   ============

See Notes to Financial Statements.

                               Sentinel Bond Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                    Six Months
                                                  Ended 05/31/04   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                    (Unaudited)     11/30/03     11/30/02     11/30/01     11/30/00     11/30/99
---------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period              $  6.22          $  6.07      $  6.17      $  5.81      $  5.94      $  6.45
                                                    -------          -------      -------      -------      -------      -------
Income (Loss) from Investment Operations
Net investment income                                  0.14             0.28         0.30         0.37         0.41         0.39
Net realized and unrealized gain (loss)
   on investments                                     (0.07)            0.15        (0.10)        0.36        (0.13)       (0.51)
                                                    -------          -------      -------      -------      -------      -------
Total from investment operations                       0.07             0.43         0.20         0.73         0.28        (0.12)
                                                    -------          -------      -------      -------      -------      -------

Less Distributions
Dividends from net investment income                   0.15             0.28         0.30         0.37         0.41         0.39
Distributions from realized gains on
   investments                                         --                 --           --           --           --           --
                                                    -------          -------      -------      -------      -------      -------
Total Distributions                                    0.15             0.28         0.30         0.37         0.41         0.39
                                                    -------          -------      -------      -------      -------      -------
Net asset value at end of period                    $  6.14          $  6.22      $  6.07      $  6.17      $  5.81      $  5.94
                                                    =======          =======      =======      =======      =======      =======
Total Return (%)*                                      1.06 ++          7.23         3.38        13.01         5.02        (1.93)

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)        0.98 +           0.99         1.01         0.91         0.78         0.73
Ratio of expenses to average net assets before
   voluntary expense reimbursements (%)**              0.98 +           0.99         1.01         0.98         0.98         0.94
Ratio of net investment income to average
   net assets (%)                                      4.28 +           4.11         4.87         6.15         7.08         6.29
Ratio of net investment income to average net
   assets before voluntary expense
   reimbursements (%)**                                4.28 +           4.11         4.87         6.08         6.89         6.10
Portfolio turnover rate (%)                             188 ++           366          298          210          177          207
Net assets at end of period (000 omitted)           $73,065          $73,888      $75,807      $75,629      $71,561      $82,107

+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements as descibed in Note (2).

See Notes to Financial Statements.

                               Sentinel Bond Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                    Six Months
                                                  Ended 05/31/04   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                    (Unaudited      11/30/03     11/30/02     11/30/01     11/30/00     11/30/99
---------------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period              $  6.25          $  6.09     $  6.19      $  5.82      $  5.96      $  6.46
Income (Loss) from Investment Operations
Net investment income                                  0.11             0.23        0.25         0.32         0.36         0.33
Net realized and unrealized gain (loss) on
   investments                                        (0.08)            0.16       (0.10)        0.37        (0.14)       (0.50)
                                                    -------          -------     -------       ------      -------      -------
Total from investment operations                       0.03             0.39        0.15         0.69         0.22        (0.17)
                                                    -------          -------     -------       ------      -------      -------
Less Distributions
Dividends from net investment income                   0.12             0.23        0.25         0.32         0.36         0.33
Distributions from realized gains on
   investments                                           --               --          --           --           --           --
                                                    -------          -------     -------       ------      -------      -------
Total Distributions                                    0.12             0.23        0.25         0.32         0.36         0.33
                                                    -------          -------     -------       ------      -------      -------
Net asset value at end of period                    $  6.16          $  6.25     $  6.09       $ 6.19      $  5.82      $  5.96
                                                    =======          =======     =======       ======      =======      =======
Total Return (%) *                                     0.45 ++          6.43        2.44        12.14         3.95        (2.65)

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)        1.96 +           1.88        1.87         1.75         1.66         1.63

Ratio of expenses to average net assets before
   voluntary expense reimbursements (%) **             1.96 +           1.88        1.87         1.82         1.85         1.81
Ratio of net investment income to average
   net assets (%)                                      3.31 +           3.23        4.00         5.31         6.22         5.41
Ratio of net investment income to average net
   assets before voluntary expense
   reimbursements (%) **                               3.31 +           3.23        4.00         5.24         6.02         5.25
Portfolio turnover rate (%)                             188 ++           366         298          210          177          207
Net assets at end of period (000 omitted)           $18,159          $21,987     $25,126      $22,559      $18,549      $20,703

+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements as descibed in Note (2).

See Notes to Financial Statements.

                         Sentinel Tax-Free Income Fund

Investment in Securities
at May 31, 2004 (Unaudited)

                                                        Principal
                                                          Amount         Value
                                                        (M=$1,000)     (Note 1)
--------------------------------------------------------------------------------
Bonds 97.6%
Alabama 1.8%
Birmingham, AL Ref. Wts.
   5%, 07/01/08 (AMBAC)                                   1,000M     $ 1,075,010
                                                                     -----------
Arizona 1.3%
Arizona School Facs. Brd. Ctfs.
   5%, 09/01/09 (FGIC)                                      750M         812,408
                                                                     -----------
California 8.0%
Foothill/Eastern California Toll
   6.5%, 01/01/32 (P/R)                                   3,500M       3,863,930
Sacramento, CA
   City Fin. Auth.
   5.5%, 12/01/10
   (AMBAC)                                                1,000M       1,116,520
                                                                     -----------
                                                                      4,980,450
                                                                     -----------
Connecticut 1.2%
Connecticut State G/O
   5%, 12/15/09                                             700M         758,625
                                                                     -----------
District of Columbia 2.4%
DC Revenue-A-World Wildlife
   6%, 07/01/16 (AMBAC)                                   1,310M       1,475,466
                                                                     -----------
Florida 6.1%
Orange County Healthcare A
   6.25%, 10/01/13
  (ETM) (MBIA)                                            1,060M       1,256,800
Orange County Housing Finance
   Authority 5.65%, 12/01/17                              2,455M       2,521,260
                                                                     -----------
                                                                       3,778,060
                                                                     -----------
Idaho 0.1%
Idaho Housing Agency Series D-1
   8%, 01/01/20                                              20M          20,464
                                                                     -----------
Illinois 7.6%
Illinois State Sales Tax Revenue
   6%, 06/15/12                                           2,180M       2,482,431
Illinois State Sales Tax Revenue
   6.5%, 06/15/13                                         1,000M       1,154,320
McHenry County, IL
   Cmnty. Unit
   5.85%, 01/01/16
   (FSA) (P/R)                                            1,000M       1,100,970
                                                                     -----------
                                                                       4,737,721
                                                                     -----------
Kansas 0.1%
City of Lenexa Series A - Mtg. Rev.
   8.4%, 05/01/15                                            10M          10,036
                                                                     -----------
Kentucky 1.3%
Kentucky State Ppty. & Bldgs.
   5.5%, 08/01/07 (FSA)                                     750M         815,333
                                                                     -----------
Massachusetts 1.8%
Massachusetts State G/O
   6%, 08/01/09 (FGIC)                                    1,000M       1,132,190
                                                                     -----------
Michigan 4.8%
Michigan Municipal Auth. Rev.
   5.25%, 12/01/13 (P/R)                                  2,000M       2,197,400
Michigan State Bldg. Authority Rev.
   5%, 10/15/09 (FSA)                                       750M         812,213
                                                                     -----------
                                                                      3,009,613
                                                                     -----------
Mississippi 1.7%
Mississippi State G/O
   5.25%, 09/01/07                                        1,000M     $ 1,078,990
                                                                     -----------
Missouri 4.8%
Kansas City, MO School Dist. Bldg.
   5%, 02/01/07 (FGIC)                                    2,000M       2,126,300
Missouri State G/O
   5%, 08/01/08                                             780M         845,012
                                                                     -----------
                                                                       2,971,312
                                                                     -----------
Nebraska 1.8%
Omaha Public Power District
   6.15%, 02/01/12                                        1,000M       1,141,480
                                                                     -----------
New Jersey 1.9%
New Jersey Transit Ser. B
   6%, 12/15/15
   (MBIA) (P/R)                                           1,000M       1,154,970
                                                                     -----------
New York 23.2%
New York, NY G/O
   5.75%, 02/01/08                                          595M         634,508
New York, NY G/O
   5.75%, 02/01/08                                          205M         220,363
New York City Finance G/O
   5.25%, 11/01/12                                        1,000M       1,098,240
New York State Dorm. Authority
   5%, 07/01/10                                           1,000M       1,088,310
New York State Dorm. Authority
   5.25%, 11/15/23                                        1,650M       1,770,648
New York State Dorm. Mental Health Services
   6%, 08/15/16                                           2,800M       3,193,624
New York State Twy. Authority, Rev. Bds.
   5.1%, 04/01/08                                           500M         536,560
New York State Urban Dev. Corp.
   5.5% 01/01/14 (FSA)                                    1,000M       1,114,130
New York State Urban Dev. Corp.
   5.25%, 01/01/10 (FSA)                                  1,000M       1,093,250
Triborough Bridge & Tunnel Authority
   6%, 01/01/12                                           3,250M       3,701,620
                                                                     -----------
                                                                      14,451,253
                                                                     -----------
North Carolina 0.8%
Charlotte, North Carolina G/O
   5%, 02/01/23                                             500M         513,735
                                                                     -----------
Pennsylvania 3.7%
Pennsylvania State G/O
   6.25%, 07/01/11                                        2,000M       2,328,480
                                                                     -----------
Tennessee 5.5%
Lawrenceburg, TN Electrical Revenue
   6.625%, 07/01/18
   (MBIA)                                                 1,910M       2,323,057
Memphis Tennessee Elec. Sys.
   5%, 12/01/07 (FSA)                                     1,000M       1,073,440
                                                                     -----------
                                                                       3,396,497
                                                                     -----------
Texas 3.5%
Mansfield Texas Indpt. School Dist. G/O
   5%, 02/15/12                                             995M       1,073,316
North Central Texas Health
   6.25%, 05/15/10                                        1,000M       1,125,390
                                                                     -----------
                                                                       2,198,706
                                                                     -----------
Vermont 5.5%
Vermont Education & Health Bldgs Fin
   5.375%, 01/01/23                                       1,165M     $ 1,076,111
Vermont Education & Health Bldgs Fin
   5.5%, 07/01/18                                         2,295M       2,359,787
                                                                     -----------
                                                                       3,435,898
                                                                     -----------
Virginia 1.7%
University, VA
   4.5%, 06/01/08                                           500M         530,745
Virginia State G/O
   5%, 06/01/08                                             500M         542,085
                                                                     -----------
                                                                       1,072,830
                                                                     -----------
Washington 7.0%
Seattle, WA Water System Rev
   4.5%, 09/01/09
   (MBIA)                                                 2,820M       2,981,614
Washington State G/O
   6.2%, 03/01/11                                         1,220M       1,402,854
                                                                     -----------
                                                                       4,384,468
                                                                     -----------
Total Bonds
(Cost $58,021,639)*                                                   60,733,995

Excess of Other Assets Over Liabilities 2.4%                           1,500,813
                                                                     -----------
Net Assets                                                           $62,234,808
                                                                     ===========

* Cost for federal income tax purposes is substantially similar. At May 31, 2004, net unrealized appreciation for federal income tax purposes aggregated $2,712,356 of which $3,254,372 related to appreciated securities and $542,016 related to depreciated securities.

     The following abbreviations are used in the portfolio descriptions:
     (AMBAC) - Guaranteed by AMBAC Indemnity Corp
     (ETM) - Escrowed to Maturity
     (FGIC) - Guaranteed by Financial Guaranty Insurance Co
     (FSA) - Guaranteed by Financial Security Assurance Inc
     (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp (P/R) - Prerefunded
     G/O - General Obligation Bond

                                              See Notes to Financial Statements.

                         Sentinel Tax-Free Income Fund

Statement of Assets and Liabilities
at May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $ 58,021,639)                             $60,733,995
Cash and cash equivalents                                                     25
Receivable for securities sold                                         2,657,449
Receivable for fund shares sold                                           14,502
Receivable for interest                                                1,126,086
                                                                     -----------
   Total Assets                                                       64,532,057
                                                                     ===========

--------------------------------------------------------------------------------
Liabilities
Payable to custodian bank                                                  7,100
Payable for fund shares repurchased                                    2,237,405
Accrued expenses                                                           1,798
Management fee payable                                                    27,256
Distribution fee payable                                                  14,028
Fund service fee payable                                                   4,800
Deferred Compensation                                                      4,862
                                                                     -----------
   Total Liabilities                                                   2,297,249
                                                                     -----------
Net Assets Applicable to Outstanding Shares                          $62,234,808
                                                                     ===========

Net Asset Value and Offering Price per Share
   Class A Shares*
$62,234,808/4,744,429 shares outstanding                             $     13.12
Sales Charge -- 4.00% of offering price                                     0.55
                                                                     -----------
Maximum Offering Price                                               $     13.67
                                                                     ===========

--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                           $    47,444
Paid-in capital                                                       59,090,067
Accumulated undistributed net investment income                            2,725
Accumulated undistributed net realized short-term gain on
   investments                                                            15,504
Accumulated undistributed net realized long-term gain on
   investments                                                           366,712
Unrealized appreciation of investments                                 2,712,356
                                                                     -----------
Net Assets                                                           $62,234,808
                                                                     ===========

* The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                            $ 1,421,571
                                                                    -----------
Expenses:
Management advisory fee                                                 169,587
Transfer agent fees                                                      35,720
Custodian fees                                                            3,435
Distribution expense                                                     68,324
Accounting services                                                       9,950
Auditing fees                                                             2,500
Legal fees                                                                2,200
Reports and notices to shareholders                                       2,000
Registration and filing fees                                              9,280
Directors' fees and expenses                                              3,312
Other                                                                     7,643
                                                                    -----------
   Total Expenses                                                       313,951
   Expense Reimbursement                                                   (635)
   Net Expenses                                                         313,316
                                                                    -----------
Net Investment Income                                                 1,108,255
                                                                    -----------

--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sales of investments                               382,244
Net change in unrealized appreciation (depreciation)                 (2,208,077)
                                                                    -----------
Net Realized and Unrealized Loss on Investments                      (1,825,833)
                                                                    -----------
Net Decrease in Net Assets from Operations                          $  (717,578)
                                                                    ===========
See Notes to Financial Statements.

                          Sentinel Tax-Free Income Fund

Statement of Changes on Net Assets

                                                      Six Months
                                                        Ended           Year
                                                       5/31/04          Ended
                                                     (Unaudited)      11/30/03
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income                                $ 1,108,255   $  2,810,611
Net realized gain on sales of investments                382,244        201,145
Net change in unrealized appreciation
   (depreciation)                                     (2,208,077)       351,559
                                                     -----------   ------------
Net increase (decrease) in net assets from
   operations                                           (717,578)     3,363,315
                                                     -----------   ------------

--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income                            (1,106,153)    (2,812,181)
From net realized gain on investments                   (183,070)            --
                                                     -----------   ------------
Total distributions to shareholders                   (1,289,223)    (2,812,181)
                                                     -----------   ------------

--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares                      3,542,690     13,882,819
Net asset value of shares in reinvestment of
   dividends and distributions                           895,576      1,865,446
                                                     -----------   ------------
                                                       4,438,266     15,748,265
Less: Payments for shares reacquired                  (9,576,964)   (19,417,060)
                                                     -----------   ------------
Decrease in net assets from capital share
   transactions                                       (5,138,698)    (3,668,795)
                                                     -----------   ------------
Total Decrease in Net Assets for period               (7,145,499)    (3,117,661)
Net Assets: Beginning of period                       69,380,307     72,497,968
                                                     -----------   ------------
Net Assets: End of period                            $62,234,808   $ 69,380,307
                                                     ===========   ============
Undistributed Net Investment Income at End of
   Period                                            $     2,725   $        623
                                                     ===========   ============

See Notes to Financial Statements.

                               Sentinel Tax-Free Income Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                    Six Months
                                                  Ended 05/31/04   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                    (Unaudited)     11/30/03     11/30/02     11/30/01     11/30/00     11/30/99
---------------------------------------------------------------------------------------------------------------------------------
Class A Shares

Net asset value at beginning of period              $ 13.52          $ 13.38      $ 13.32      $ 12.90      $ 12.60     $ 13.78
                                                    -------          -------      -------      -------      -------     -------
Income (Loss) from Investment Operations
Net investment income                                  0.22             0.52         0.58         0.62         0.64        0.64
Net realized and unrealized gain (loss)
   on investments                                     (0.36)            0.14         0.06         0.42         0.30       (1.01)
                                                    -------          -------      -------      -------      -------     -------
Total from investment operations                      (0.14)            0.66         0.64         1.04         0.94       (0.37)
                                                    -------          -------      -------      -------      -------     -------

Less Distributions
Dividends from net investment income                   0.22             0.52         0.58         0.62         0.64        0.64
Distributions from realized gains on
   investments                                         0.04               --           --           --           --        0.17
                                                    -------          -------      -------      -------      -------     -------
Total Distributions                                    0.26             0.52         0.58         0.62         0.64        0.81
                                                    -------          -------      -------      -------      -------     -------
Net asset value at end of period                    $ 13.12          $ 13.52      $ 13.38      $ 13.32      $ 12.90     $ 12.60
                                                    =======          =======      =======      =======      =======     =======
Total Return (%)*                                     (1.11)++          4.97         4.92         8.15         7.74       (2.79)

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)        0.92+            0.85         0.75         0.74         0.77        0.73
Ratio of expenses to average net assets before
   voluntary expense reimbursements (%)**              0.92+            0.91         0.95         0.95         0.96        0.91
Ratio of net investment income to average net
   assets (%)                                          3.24+            3.81         4.33         4.62         5.08        4.84
Ratio of net investment income to average net
   assets before voluntary expense
   reimbursements (%)**                                3.24+            3.74         4.13         4.41         4.89        4.66
Portfolio turnover rate (%)                              16++             63           30           21            5          34
Net assets at end of period (000 omitted)           $62,235          $69,380      $72,498      $72,771      $68,850     $85,975

+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

                     Sentinel New York Tax-Free Income Fund

Investment in Securities
at May 31, 2004 (Unaudited)

                                                         Principal
                                                           Amount        Value
                                                        (M=$1,000)     (Note 1)
--------------------------------------------------------------------------------
Bonds 96.6%
New York 89.3%
Albany New York Parking
   Authority Revenue
   5.125%, 07/15/10                                         650M     $   677,476
City University New York
   Certificate of Participation
   5.75%, 08/15/05                                          300M         313,959
Coxsackie Athens New York
   Central School District
   5.5%, 06/15/13 (FSA)                                     260M         282,477
Dutchess County, NY G/O
   5%, 06/15/17                                             325M         335,650
Mahopac Central
   School District
   5.1%, 6/01/13 (FSA)                                      500M         537,985
Metro Transportation
   Authority
   5% , 04/01/10 (FGIC)                                     150M         161,879
   5.75%, 07/01/13                                          250M         280,048
   5.5%, 11/15/13 (AMBAC)                                   500M         561,455
   5.25%, 04/01/21
   (MBIA) (P/R)                                             750M         827,910
   5%, 04/01/23 (FGIC)                                      250M         270,920
Monroe County G/O
   6%, 03/01/14                                             250M         282,460
Monroe County Industrial
   Dev. Agency
   5.375%, 04/01/29                                         510M         482,261
Monroe Woodbury Central
   School Dist.
   5.625%, 05/15/22
   (MBIA) (P/R)                                             250M         272,155
New York State Municipal
   Bond Bank Agency Series C
   5.25%, 12/01/10                                          375M         405,585
New York City Municipal
   Water Fin. Auth.
   5%, 06/15/12                                             210M         224,910
   5.75%, 06/15/20 (MBIA)                                   220M         223,608
   5.875%, 06/15/25
   (MBIA) (P/R)                                             500M         527,425
New York, NY G/O Series B
   5.75%, 08/01/11                                          300M         330,750
New York, NY G/O Series H
   5.375%, 08/01/09 (FGIC)                                   75M          81,274
New York, NY G/O Series K
   5.625%, 08/01/13                                         350M         377,080
New York, NY Transitional
   Fin. Auth.
   5.375%, 05/01/14                                       1,000M       1,079,140
New York State Dorm.
   Authority Revenue
   4201 Schools Program
   5%, 07/01/10                                             250M         267,960
City University System
   5.625%, 07/01/16                                         250M         276,223
   5.375%, 07/01/25
   (AMBAC) (P/R)                                            200M         212,256
College and University
   Revenue
   5%, 07/01/22                                             250M         254,180
   5.25%, 11/15/23                                          500M         536,560
Department of Health
   5.5%, 07/01/20                                           125M         127,928
Fordham University
   5.75%, 07/01/15 (FGIC)                                   215M         220,078
Memorial Sloan
   Kettering Cancer Center
   5.5%, 07/01/23 (MBIA)                                    500M         544,710
Mental Health Services
   5.7%, 08/15/09                                           245M         265,607
   5.7%, 08/15/09 (P/R)                                       5M           5,513
   5.5%, 08/15/17                                           590M         624,096
   5.5%, 08/15/17 (P/R)                                      10M          10,960
Nursing Home-Hebrew
   Home
   5.625%, 02/01/17                                          55M     $    57,150
Saint Johns Univ.
   5.25%, 07/01/18
   (MBIA)                                                   205M         215,500
School District Financing
Program
   5.75%, 10/01/17 (MBIA)                                   750M         827,610
State University
Education Facility
   5.5%, 05/15/09                                           500M         541,715
Wyckoff Heights
Medical Ctr.
   5.3%, 08/15/21                                           250M         255,028
New York State
   Environmental Facilities
   5.75%, 01/15/13                                          245M         262,767
   5.75%, 01/15/13 (P/R)                                      5M           5,395
   4.9%, 06/15/2011                                         150M         160,619
New York State Environmental
   Water Revenue
   5.75%, 06/15/11                                          160M         182,485
   5.75%, 06/15/11                                          295M         336,456
   5.75%, 06/15/11                                           45M          51,203
New York State Local
   Gov't. Assistance Corp.
   5.375%, 04/01/16
   (AMBAC)                                                  300M         321,858
New York State Mortgage
   Agency Revenue Bonds
   5.375%, 10/01/17                                         500M         514,415
New York State Power
   Authority
   5.3%, 11/15/19                                         1,000M       1,046,640
New York State Thruway
   Auth. Service Contract
   5.25%, 01/01/09                                          500M         538,490
   5.25%, 04/01/10 (FGIC)                                   500M         548,505
   6.25%, 04/01/14                                          200M         212,042
New York State Urban
   Development Corp.
   6%, 01/01/15
   (AMBAC) (P/R)                                            485M         548,574
   5%, 01/01/17                                             750M         795,653
   5.5%, 01/01/14 (FSA)                                     500M         557,065
   5.5%, 3/15/20 (FGIC)                                     500M         538,165
   5.7%, 4/01/20                                            250M         275,903
   5%, 3/15/23                                              500M         502,080
New York State Various P
   Series C
   5.125%, 06/15/13                                         100M         106,513
North Hempstead, NY G/O
   6%, 07/15/15 (FGIC)                                      500M         565,270
Rondout Valley Central
   School District G/O
   3%, 03/01/08 (FGIC)                                      660M         663,010
Saint Lawrence University
   5.625%, 07/01/13 (MBIA)                                  250M         264,783
Suffolk County, NY Judicial
   Svc. Agreement
   5.75%, 10/15/13 (AMBAC)                                  500M         558,735
34th Street Partnership, Inc.
   5%, 01/01/16                                           1,090M       1,136,271
Triborough Bridge & Tunnel Authority
   6%, 01/01/12                                             250M         284,740
   4.75%, 01/01/19 (P/R)                                    195M         203,855
                                                                     -----------
                                                                      24,960,967
                                                                     -----------
Puerto Rico 7.3%
Puerto Rico Childrens
   Trust Fund
   6%, 07/01/26 (P/R)                                       500M     $   572,005
Puerto Rico Commonwealth
   5.375%, 07/01/21
   (MBIA) (P/R)                                             255M         280,768
   5.4%, 07/01/25                                           300M         324,777
Puerto Rico Commonwealth
   Highway & Trans. Auth.
   5.75%, 07/01/16
   (MBIA) (P/R)                                             500M         570,750
Puerto Rico Ind'l. Tourist
   Ed'l. Med. & Envir. Ctl. Facs.
   5%, 10/01/22 (MBIA)                                      300M         307,995
                                                                     -----------
                                                                       2,056,295
                                                                     -----------
Total Bonds
   (Cost $26,103,619)*                                                27,017,262

Excess of Other Assets Over Liabilities 3.4%                             948,646
                                                                     -----------
Net Assets                                                           $27,965,908
                                                                     ===========

* Cost for federal income tax purposes is substantially similar. At May 31, 2004, net unrealized appreciation for federal income tax purposes aggregated $913,643 of which, $1,089,368 related to appreciated securities and $175,725 related to depreciated securities.

     The following abbreviations are used in the portfolio descriptions:
     (AMBAC) - Guaranteed by AMBAC Indemnity Corp
     (FGIC) - Guaranteed by Financial Guaranty Insurance Co
     (FSA) - Guaranteed by Financial Security Assurance, Inc.
     (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp (P/R) - Prerefunded
     G/O - General Obligation Bond

                                              See Notes to Financial Statements.

                     Sentinel New York Tax-Free Income Fund

Statement of Assets and Liabilities
at May 31, 2004 (Unaudited)

-------------------------------------------------------------------------------
Assets
Investments at value (Cost $26,103,619)                             $27,017,262
Cash and cash equivalents                                               581,068
Receivable for interest                                                 397,055
                                                                    -----------
   Total Assets                                                      27,995,385
                                                                    -----------

-------------------------------------------------------------------------------
Liabilities
Payable for fund shares repurchased                                       7,126
Accrued expenses                                                          1,795
Management fee payable                                                   12,113
Distribution fee payable                                                  5,227
Fund service fee payable                                                  1,305
Deferred Compensation                                                     1,911
                                                                    -----------
   Total Liabilities                                                     29,477
                                                                    -----------
Net Assets Applicable to Outstanding Shares                         $27,965,908
                                                                    ===========

Net Asset Value and Offering Price Per Share
   Class A Shares*
$27,965,908/2,288,980 shares outstanding                            $     12.22
Sales Charge -- 4.00% of Offering Price                                    0.51
                                                                    -----------
Maximum Offering Price Per Share                                    $     12.73
                                                                    ===========

--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                          $    22,890
Paid-in capital                                                      27,119,026
Accumulated undistributed net investment income                           1,970
Accumulated undistributed net realized loss on investments              (91,621)
Unrealized appreciation of investments                                  913,643
                                                                    -----------
Net Assets                                                          $27,965,908
                                                                    ===========

* The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                            $   717,011
                                                                    -----------
Expenses:
Management advisory fee                                                  79,243
Transfer agent fees                                                       9,945
Custodian fees                                                            1,599
Distribution expense                                                     31,930
Accounting services                                                       4,675
Auditing fees                                                               750
Legal fees                                                                  750
Reports and notices to shareholders                                         200
Registration and filing fees                                              2,705
Directors' fees and expenses                                              1,546
Other                                                                     7,545
                                                                    -----------
   Total Expenses                                                       140,888
   Expense Reimbursement                                                (13,159)
   Expense Offset                                                          (399)
                                                                    -----------
   Net Expenses                                                         127,330
                                                                    -----------
Net Investment Income                                                   589,681
                                                                    -----------

--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
   on Investments
Net realized gain on sales of investments                                53,497
Net change in unrealized appreciation
   (depreciation)                                                      (931,407)
                                                                    -----------
Net Realized and Unrealized Loss
   on Investments                                                      (877,910)
                                                                    -----------
Net Decrease in Net Assets from Operations                          $  (288,229)
                                                                    ===========

See Notes to Financial Statements.

                     Sentinel New York Tax-Free Income Fund

Statement of Changes on Net Assets

                                                       Six Months
                                                         Ended           Year
                                                        5/31/04         Ended
                                                      (Unaudited)     11/30/03
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income                                 $   589,681   $ 1,188,745
Net realized gain on sales of investments                  53,497        18,480
Net change in unrealized appreciation
   (depreciation)                                        (931,407)      619,064
                                                      -----------   -----------
Ne increase (decrease) in net assets
   from operations                                       (288,229)    1,826,289
                                                      -----------   -----------

--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income                               (588,290)   (1,187,561)
From realized gain on investments                              --            --
                                                      -----------   -----------
Total distributions to shareholders                      (588,290)   (1,187,561)
                                                      -----------   -----------

--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares                         885,327     9,193,070
Net asset value of shares in reinvestment
   of dividends and distributions                         362,093       719,275
                                                      -----------   -----------
                                                        1,247,420     9,912,345
Less: Payments for shares reacquired                   (4,882,652)   (4,632,958)
                                                      -----------   -----------
Increase (decrease) in net assets from
   capital share transactions                          (3,635,232)    5,279,387
                                                      -----------   -----------
Total Increase (Decrease) in Net Assets
   for period                                          (4,511,751)    5,918,115
Net Assets: Beginning of period                        32,477,659    26,559,544
                                                      -----------   -----------
Net Assets: End of period                             $27,965,908   $32,477,659
                                                      ===========   ===========

Undistributed Net Investment
   Income at End of Period                            $     1,970   $       578
                                                      ===========   ===========

See Notes to Financial Statements.

                    Sentinel New York Tax-Free Income Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                        Six Months
                                                      Ended 05/31/04  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
                                                        (Unaudited)    11/30/03    11/30/02    11/30/01    11/30/00    11/30/99
--------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period                  $ 12.56         $ 12.25     $ 12.04     $ 11.59     $ 11.20     $ 12.19
                                                        -------         -------     -------     -------     -------     -------
Income (Loss) from Investment Operations
Net investment income                                      0.23            0.47        0.52        0.57        0.63        0.60
Net realized and unrealized gain (loss) on
   investments                                            (0.34)           0.31        0.21        0.45        0.39       (0.99)
                                                        -------         -------     -------     -------     -------     -------
Total from investment operations                          (0.11)           0.78        0.73        1.02        1.02       (0.39)
                                                        -------         -------     -------     -------     -------     -------

Less Distributions
Dividends from net investment income                       0.23            0.47        0.52        0.57        0.63        0.60
Distributions from realized gains on investments             --              --          --          --          --          --
                                                        -------         -------     -------     -------     -------     -------
Total Distributions                                        0.23            0.47        0.52        0.57        0.63        0.60
                                                        -------         -------     -------     -------     -------     -------
Net asset value at end of period                        $ 12.22         $ 12.56     $ 12.25     $ 12.04     $ 11.59     $ 11.20
                                                        =======         =======     =======     =======     =======     =======
Total Return (%) *                                        (0.89)++         6.49        6.19        8.90        9.40       (3.30)

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)            0.80+           0.68        0.52        0.37        0.02          --
Ratio of expenses to average net assets before
   voluntary expense reimbursements (%) **                 0.88+           0.89        0.93        0.93        0.96        0.96
Ratio of net investment income to average net
   assets (%)                                              3.69+           3.81        4.27        4.71        5.54        5.13
Ratio of net investment income to average net assets
   before voluntary expense reimbursements (%) **          3.61+           3.60        3.86        4.14        4.61        4.20
Portfolio turnover rate (%)                                   4++             5          13           4           4          31
Net assets at end of period (000 omitted)               $27,966         $32,478     $26,560     $23,275     $18,718     $16,175

+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

                      Sentinel Pennsylvania Tax-Free Trust

Investment in Securities
at May 31, 2004 (Unaudited)

                                                         Principal
                                                          Amount        Value
                                                        (M=$1,000)     (Note 1)
--------------------------------------------------------------------------------
Bonds 92.4%
Pennsylvania 84.6%
Allegheny County G/O
   5.15%, 10/01/11 (FGIC)                                  1000M     $ 1,067,020
Carbon County
   3.9%, 07/15/14 (MBIA)                                    520M         513,136
Cornwall-Lebanon PA School District
   4.25%, 03/01/10 (MBIA)                                  1000M       1,034,690
Delaware River Port Authority, PA & NJ
   5.25%, 01/01/08 (AMBAC)                                  500M         540,885
Delaware Valley PA Regional Fin. Auth.
   5.5%, 08/01/28 (AMBAC)                                  1000M       1,076,940
Gettysburg PA Municipal Authority College
   5.375%, 08/15/13 (MBIA)                                  670M         744,102
Grove City PA Hospital Auth.
   5.25%, 07/01/12 (ACA)                                    500M         514,375
Jim Thorpe PA Area School District
   5.3%, 03/15/16 (MBIA)                                   1500M       1,638,885
Lehigh County PA G/O
   5%, 11/15/07                                             500M         536,440
Lehigh County PA Industrial Dev. Auth.
   Pollution Control
   6.15%, 08/01/29 (MBIA)                                  1000M       1,067,510
Northampton County G/O
   5.75%, 10/01/13 (FSA)                                   1000M       1,137,270
Oxford Area School District
   5.25%, 02/15/10 (FGIC)                                  1000M       1,092,370
Pennsylvania Higher Educ. Facs.
   5.625%, 12/01/27 (MBIA)                                 1000M       1,040,620
Pennsylvania Infrastruction Rev. Bond
   5.625%, 09/01/13 (MBIA)                                 1000M       1,084,830
Pennsylvania Intergovernmental Ref. B
   5.25%, 06/15/12 (FGIC)                                   500M         541,975
Pennsylvania State G/O
   5.375%, 05/15/16 (FGIC)                                  700M         754,635
Pennsylvania State G/O
   6.25%, 07/01/11                                         1000M       1,164,240
Pennsylvania State Ind'l. Dev. Auth.
   5.5%, 07/01/15 (AMBAC)                                  1000M       1,105,520
PA State Turnpike Commn.
   5.25%, 12/01/07 (FGIC)                                   640M         693,408
   5.375%, 07/15/14 (AMBAC)                                 500M         545,640
Philadelphia Water & Waste
   6.25%, 08/01/11 (MBIA)                                  1000M       1,159,760
   6.25%, 08/01/12 (MBIA)                                   500M         581,805
Pittsburgh, PA Water & Sewer System Rev.
   6.5%, 09/01/13 (FGIC)                                   1000M       1,171,690
Pittsburgh Series A
   5.75%, 09/01/13 (FGIC)                                  1000M       1,119,090
Upper Darby PA School District
   5.0%, 02/15/09 (AMBAC)                                   540M         582,077
York County Solid Waste
   5.5%, 12/01/14 (FGIC)                                   1000M       1,122,060
                                                                     -----------
                                                                      23,630,973
                                                                     -----------
Puerto Rico 7.8%
Puerto Rico Children's Trust Fund
   6%, 07/01/26                                            1000M     $ 1,144,010
Puerto Rico Commonwealth Hwy & Transport
   5.5%, 07/01/36                                          1000M       1,023,910
                                                                     -----------
                                                                       2,167,920
                                                                     -----------
Total Bonds (Cost $24,435,440)                                        25,798,893
                                                                     -----------

                                                                        Value
                                                          Shares       (Note 1)
--------------------------------------------------------------------------------
Short-Term Investments 4.1%
BlackRock Pennsylvania Municipal Money Market
   Institutional Class (Cost $1,150,000)                 1,150,000   $ 1,150,000
                                                                     -----------
Total Investments (Cost $25,585,440)*                                 26,948,893

Excess of Other Assets Over Liabilities 3.5%                             974,674
                                                                     -----------
Net Assets                                                           $27,923,567
                                                                     ===========

* Cost for federal income tax purposes is substantially similar. At May 31, 2004, net unrealized appreciation for federal income tax purposes aggregated $1,363,453 of which $1,445,042 related to appreciated securities and $81,589 related to depreciated securities.

     The following abbreviations are used in portfolio descriptions:
     (ACA) - ACA Financial Guaranty Corp.
     (AMBAC) - Guaranteed by American Municipal Bond Association Corp.
     (FGIC) - Guaranteed by Financial Guaranty Insurance Co.
     (FSA) - Guaranteed by Financial Security Assurance Inc.
     (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp G/O - General Obligation Bond

                                              See Notes to Financial Statements.

Sentinel Pennsylvania Tax-Free Trust

Statement of Assets and Liabilities
at May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $25,585,440)                             $26,948,893
Cash and cash equivalents                                               605,041
Receivable for fund shares sold                                           4,603
Receivable for interest                                                 418,928
                                                                    -----------
   Total Assets                                                      27,977,465
                                                                    -----------

--------------------------------------------------------------------------------
Liabilities
Payable for fund shares repurchased                                       6,436
Accrued expenses                                                            439
Management fee payable                                                   12,984
Distribution fee payable                                                  7,484
Fund service fee payable                                                  4,083
Deferred Compensation                                                    22,472
                                                                    -----------
   Total Liabilities                                                     53,898
                                                                    -----------
Net Assets Applicable to Outstanding Shares                         $27,923,567
                                                                    ===========

Net Asset Value and Offering Price Per Share
   Class A Shares*
$27,923,567/2, 156,312 shares outstanding                           $     12.95
Sales Charge -- 4.00% of Offering Price                                    0.54
                                                                    -----------
Maximum Offering Price Per Share                                    $     13.49
                                                                    ===========

--------------------------------------------------------------------------------
Net Assets Represent
No par value shares of beneficial interest;
authorized - unlimited shares
Paid-in capital                                                     $26,549,165
Accumulated distributions in excess of net investment income             (3,422)
Accumulated undistributed net realized long-term gain
   on investments                                                        14,371
Unrealized appreciation of investments                                1,363,453
                                                                    -----------
Net Assets                                                          $27,923,567
                                                                    ===========

* The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                              $ 621,318
                                                                      ---------
Expenses:
Management advisory fee                                                  80,254
Transfer agent fees                                                      26,900
Custodian fees                                                            1,425
Distribution expense                                                     29,186
Accounting services                                                       6,000
Auditing fees                                                             1,250
Legal fees                                                                3,000
Reports and notices to shareholders                                       1,600
Registration and filing fees                                              3,250
Trustees' fees and expenses                                              17,416
Other                                                                     2,385
                                                                      ---------
   Total Expenses                                                       172,666
   Expense Offset                                                        (1,275)
                                                                      ---------
   Net Expenses                                                         171,391
                                                                      ---------
Net Investment Income                                                   449,927
                                                                      ---------

--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sales of investments                               175,879
Net change in unrealized appreciation (depreciation)                   (964,781)
                                                                      ---------
Net Realized and Unrealized Loss on Investments                        (788,902)
S                                                                      ---------
Net Decrease in Net Assets from Operations                            $(338,975)
                                                                      =========

See Notes to Financial Statements.

                      Sentinel Pennsylvania Tax-Free Trust

Statement of Changes on Net Assets

                                                       Six Months
                                                         Ended          Year
                                                        5/31/04        Ended
                                                      (Unaudited)     11/30/03
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
Net investment income                                 $   449,927   $ 1,073,488
Net realized gain on sales of investments                 175,879       118,991
Net change in unrealized appreciation
   (depreciation)                                        (964,781)      471,150
                                                      -----------   -----------
Net increase (decrease) in net assets
   from operations                                       (338,975)    1,663,629
                                                      -----------   -----------

--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income                               (449,805)   (1,078,242)
From realized gain on sale of investments                      --            --
                                                      -----------   -----------
Total distributions to shareholders                      (449,805)   (1,078,242)
                                                      -----------   -----------

--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares                         408,120     1,897,925
Net asset value of shares in reinvestment
   of dividends and distributions                         290,666       729,552
                                                      -----------   -----------
                                                          698,786     2,627,477
Less: Payments for shares reacquired                   (1,406,592)   (5,204,177)
                                                      -----------   -----------
Decrease in net assets from capital share
   transactions                                          (707,806)   (2,576,700)
                                                      -----------   -----------
Total Decrease in Net Assets for period                (1,496,586)   (1,991,313)
Net Assets: Beginning of period                        29,420,153    31,411,466
                                                      -----------   -----------
Net Assets: End of period                             $27,923,567   $29,420,153
                                                      ===========   ===========
Distributions in Excess of Net Investment
   Income at End of Period                            $    (3,422)  $    (3,544)
                                                      ===========   ===========

See Notes to Financial Statements.

                      Sentinel Pennsylvania Tax-Free Trust

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                   Six Months
                                                 Ended 05/31/04   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                   (Unaudited)     11/30/03     11/30/02     11/30/01     11/30/00     11/30/99
--------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period               $ 13.32        $ 13.07      $ 12.87      $ 12.46      $ 12.15      $ 13.48
                                                     -------        -------      -------      -------      -------      -------
Income (Loss) from Investment Operations
   Net investment income                                0.21           0.46         0.49         0.54         0.60         0.62
Net realized and unrealized gain (loss)
   on investments                                      (0.37)          0.25         0.20         0.41         0.31        (1.04)
                                                     -------        -------      -------      -------      -------      -------
Total from investment operations                       (0.16)          0.71         0.69         0.95         0.91        (0.42)
                                                     -------        -------      -------      -------      -------      -------

Less Distributions
Dividends from net investment income                    0.21           0.46         0.49         0.54         0.60         0.62
Distributions from realized gains on                      --             --           --           --           --         0.29
   investments
                                                     -------        -------      -------      -------      -------      -------
Total Distributions                                     0.21           0.46         0.49         0.54         0.60         0.91
                                                     -------        -------      -------      -------      -------      -------
Net asset value at end of period                     $ 12.95        $ 13.32      $ 13.07      $ 12.87      $ 12.46      $ 12.15
                                                     =======        =======      =======      =======      =======      =======

Total Return (%) *                                     (1.27)++        5.51         5.49         7.68         7.75        (3.27)

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)         1.18 +         1.18         1.14         1.07         0.75         0.69
Ratio of expenses to average net assets before
   voluntary expense reimbursements (%) **              1.18 +         1.18         1.14         1.19         1.17         1.32
Ratio of net investment income to average
   net assets (%)                                       3.08 +         3.44         3.79         4.16         4.93         4.82
Ratio of net investment income to average
   net assets before voluntary expense
   reimbursements (%) **                                3.08 +         3.44         3.79         4.05         4.51         4.21
Portfolio turnover rate (%)                                7 ++           9           23            8            7           21
Net assets at end of period (000 omitted)            $27,924        $29,420      $31,411      $29,362      $28,493      $30,630

+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

                         Sentinel Government Securities Fund

Investment in Securities
at May 31, 2004 (Unaudited)

                                                      Principal
                                                        Amount         Value
                                                      (M=$1,000)      (Note 1)
-------------------------------------------------------------------------------
U.S. Government Obligations 99.3%
U.S. Treasury Obligations 10.1%
10-year:
U.S. Treasury Note 4.00%, 02/15/14                      5,500M     $  5,231,875
30-Year:
U.S. Treasury Bond 5.375%, 02/15/31                     5,000M        5,020,100
                                                                   ------------
Total U.S. Treasury Obligations                                      10,251,975
                                                                   ------------
U.S. Government Agency Obligations 89.2%
Federal Home Loan Mortgage Corporation 31.7%
Collateralized Mortgage Obligations:
   FHR 2595 AD
      5.00%, 12/15/17                                   3,000M        2,971,262
   FHR 2438 NB
      6.50%, 04/15/32                                   5,647M        5,970,918
                                                                   ------------
                                                                      8,942,180
                                                                   ------------
Mortgage-Backed Securities:
15-Year:
   FHLMC 730243
      9.00%, 04/01/06                                      10M           10,621
                                                                   ------------
30-Year:
   FHLMC 252153
      11.00%, 11/01/09                                      1M            1,152
   FHLMC 170141
      11.00%, 09/01/15                                      7M            8,000
   FHLMC 532545
      11.00%, 09/01/15                                      5M            6,063
   FHLMC 170147
      11.00%, 11/01/15                                      5M            5,570
   FHLMC 360017
      11.00%, 11/01/17                                      2M            2,484
   FHLMC 544457
      11.00%, 12/01/17                                     24M           26,545
   FHLMC P00019
      6.00%, 11/01/22                                   2,950M        3,005,732
   FHLMC G01640
      7.00%, 10/01/30                                   5,079M        5,359,694
   FHLMC C56033
      6.50%, 02/01/31                                   4,346M        4,512,158
   FHLMC A19809
      5.00%, 03/01/34                                   4,892M        4,704,430
   FHLMC A20187
      5.00%, 03/01/34                                   2,942M        2,829,299
   FHLMC A21187
      5.00%, 04/01/34                                   2,976M        2,861,720
                                                                   ------------
                                                                     23,322,847
                                                                   ------------
Total Federal Home Loan Mortgage Corporation                         32,275,648
                                                                   ------------
Federal National Mortgage Association 46.6%
Collateralized Mortgage Obligations:
   FNR 03-19 VB
      5.50%, 05/25/22                                   3,000M        2,932,890
   FNR 02-48 GF
      6.50%, 10/25/31                                   3,000M        3,110,490
                                                                   ------------
                                                                      6,043,380
                                                                   ------------
Mortgage-Backed Securities:
10-Year:
   FNMA 556247
      7.00%, 10/01/10                                     238M     $    253,475
                                                                   ------------
15-Year:
   FNMA 609665
      5.50%, 11/01/16                                   3,377M        3,454,662
   FNMA 704942
      4.50%, 05/01/18                                   5,063M        4,958,094
   FNMA 771162
      5.00%, 01/01/19                                   4,442M        4,447,168
   FNMA 771160
      5.50%, 01/01/19                                   2,658M        2,717,312
                                                                   ------------
                                                                     15,577,236
                                                                   ------------
20-Year:
   FNMA 251808
      10.00%, 04/01/18                                     60M           66,712
   FNMA 252206
      6.00%, 01/01/19                                     116M          119,700
   FNMA 573745
      6.50%, 08/01/20                                     112M          117,001
                                                                   ------------
                                                                        303,413
                                                                   ------------
30-Year:
   FNMA 2109
      9.25%, 10/01/09                                      55M           60,405
   FNMA 177567
      7.75%, 08/01/22                                     172M          186,995
   FNMA 426830
      8.00%, 11/01/24                                     330M          363,189
   FNMA 522580
      6.00%, 08/01/29                                   4,564M        4,652,196
   FNMA 622534
      3.00%, 09/01/31                                   1,169M          971,932
   FNMA 622539
      5.00%, 09/01/31                                   2,403M        2,318,205
   FNMA 604975
      5.50%, 09/01/31                                     567M          565,506
   FNMA 707312
      5.00%, 06/01/33                                   4,199M        4,044,311
   FNMA 738887
      5.50%, 10/01/33                                   1,572M        1,559,853
   FNMA 758523
      5.50%, 03/01/34                                   3,077M        3,054,169
   FNMA 761991
      6.00%, 02/01/34                                   3,794M        3,860,013
   FNMA 763534
      6.00%, 02/01/34                                   3,467M        3,527,254
                                                                   ------------
                                                                     25,164,028
                                                                   ------------
Total Federal National Mortgage Association                          47,341,532
                                                                   ------------
Government National
   Mortgage Association 10.9%
Mortgage-Backed Securities:
15-Year:
   GNMA II 3197
      7.00%, 02/20/17                                     345M          367,273
                                                                   ------------
20-Year:
   GNMA 623177
      6.50%, 08/15/23                                     976M        1,021,788
                                                                   ------------
30-Year:
   GNMA 506805
      6.50%, 06/15/29                                     901M     $    937,653
   GNMA 572061
      5.50%, 08/15/33                                   3,100M        3,086,990
   GNMA 593737
      5.50%, 09/15/33                                   1,164M        1,158,999
   GNMA 593781
      5.50%, 12/15/33                                   1,992M        1,983,625
   GNMA 606242
      6.00%, 04/15/34                                   1,323M        1,349,249
   GNMA 606239
      5.50%, 04/15/34                                   1,174M        1,167,767
                                                                   ------------
                                                                      9,684,283
                                                                   ------------
Total Government National Mortgage Association                       11,073,344
                                                                   ------------
Total U.S. Government Agency Obligations                             90,690,524
                                                                   ------------
Total U.S. Government Obligations
   (Cost $101,719,136)                                              100,942,499
                                                                   ------------

Corporate Short-Term Notes 7.9%
BASF-AG
   0.96%, 06/01/04                                      5,000M        5,000,000
Wells Fargo & Co.
   1.01%, 06/02/04                                      3,000M        2,999,916
                                                                   ------------
Total Corporate Short-Term Notes
   (Cost $7,999,916)                                                  7,999,916
                                                                   ------------
Total Investments
   (Cost $109,719,052)*                                             108,942,415
                                                                   ------------

Excess of Liabilities
   Over Other Assets (7.2%)                                          (7,311,189)
                                                                   ------------
Net Assets                                                         $101,631,226
                                                                   ============

* Cost for federal income tax purposes is substantially similar At May 31, 2004 unrealized depreciation for federal income tax purposes aggregated $776,637 of which $392,567 related to appreciated securities and $1,169,204 related to depreciated securities.

                                              See Notes to Financial Statements.

                       Sentinel Government Securities Fund

Statement of Assets and Liabilities
at May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $109,719,052)                           $108,942,415
Cash and cash equivalents                                             1,533,079
Receivable for securities sold                                        4,080,472
Receivable for fund shares sold                                         369,377
Receivable for interest                                                 535,131
                                                                   ------------
   Total Assets                                                     115,460,474
                                                                   ------------

-------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                     13,686,009
Payable for fund shares repurchased                                      30,366
Accrued expenses                                                         29,509
Management fee payable                                                   42,529
Distribution fee payable                                                 23,063
Fund service fee payable                                                 11,269
Deferred Compensation                                                     6,503
                                                                   ------------
   Total Liabilities                                                 13,829,248
                                                                   ------------
Net Assets Applicable to Outstanding Shares                        $101,631,226
                                                                   ============
Net Asset Value and Offering Price Per Share Class A Shares*
$101,631,226/9,881,948 shares outstanding                          $      10.28
Sales Charge -- 4.00% of Offering Price                                    0.43
Maximum Offering Price Per Share                                   $      10.71

-------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                         $     98,819
Paid-in capital                                                     105,766,778
Accumulated distributions in excess of net investment income             (7,068)
Accumulated undistributed net realized loss on investments           (3,450,666)
Unrealized depreciation of investments                                 (776,637)
                                                                   ------------
Net Assets                                                         $101,631,226
                                                                   ============

* The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2004 (Unaudited)

-------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                            $ 2,411,670
                                                                    -----------
Expenses:
Management advisory fee                                                 254,820
Transfer agent fees                                                      82,100
Custodian fees                                                            8,655
Distribution expense                                                    102,645
Accounting services                                                      14,800
Auditing fees                                                             1,000
Legal fees                                                                3,000
Reports and notices to shareholders                                       5,000
Registration and filing fees                                             12,760
Directors' fees and expenses                                              4,925
Other                                                                     4,146
                                                                    -----------
   Total Expenses                                                       493,851
   Expense Offset                                                        (3,455)
                                                                    -----------
   Net Expenses                                                         490,396
                                                                    -----------
Net Investment Income                                                 1,921,274
                                                                    -----------

-------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sales of investments                               451,057
Net change in unrealized appreciation (depreciation)                 (1,084,054)
                                                                    -----------
Net Realized and Unrealized Loss
on Investments                                                         (632,997)
                                                                    -----------
Net Increase in Net Assets from Operations                          $ 1,288,277
                                                                    ===========

See Notes to Financial Statements.

                       Sentinel Government Securities Fund

Statement of Changes on Net Assets

                                                     Six Months
                                                        Ended          Year
                                                       5/31/04         Ended
                                                     (Unaudited)     11/30/03
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment income                               $  1,921,274   $  4,138,638
Net realized gain on sales of investments                451,057      1,077,852
Net change in unrealized appreciation
   (depreciation)                                     (1,084,054)      (255,371)
                                                    ------------   ------------
Net increase in net assets from operations             1,288,277      4,961,119
                                                    ------------   ------------

--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income                            (2,228,899)    (4,927,859)
From net realized gain on investments                         --             --
                                                    ------------   ------------
Total distributions to shareholders                   (2,228,899)    (4,927,859)
                                                    ------------   ------------

--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares                     14,949,497     50,210,854
Net asset value of shares in reinvestment
   of dividends and distributions                      1,875,509      4,151,661
                                                    ------------   ------------
                                                      16,825,006     54,362,515
Less: Payments for shares reacquired                 (16,966,244)   (58,803,918)
                                                    ------------   ------------
Decrease in net assets from
   capital stock transactions                           (141,238)    (4,441,403)
                                                    ------------   ------------
Total Decrease in Net Assets for period               (1,081,860)    (4,408,143)
Net Assets: Beginning of period                      102,713,086    107,121,229
                                                    ------------   ------------
Net Assets: End of period                           $101,631,226   $102,713,086
                                                    ============   ============
Undistributed Distributions in Excess of Net
   Investment Income at End of Period               $     (7,068)  $    (12,009)
                                                    ============   ============

See Notes to Financial Statements.

                       Sentinel Government Securities Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                                  Six Months
                                                Ended 05/31/04   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                  (Unaudited)     11/30/03     11/30/02     11/30/01     11/30/00     11/30/99
-------------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period            $  10.38        $  10.34     $  10.19      $  9.81      $  9.56     $ 10.46
                                                  --------        --------     --------      -------      -------     -------
Income (Loss) from Investment Operations
Net investment income                                 0.20            0.38         0.51         0.57         0.64        0.64
Net realized and unrealized gain (loss)
   on investments                                    (0.07)           0.12         0.15         0.38         0.25       (0.90)
                                                  --------        --------     --------      -------      -------     -------
Total from investment operations                      0.13            0.50         0.66         0.95         0.89       (0.26)
                                                  --------        --------     --------      -------      -------     -------

Less Distributions
Dividends from net investment income                  0.23            0.46         0.51         0.57         0.64        0.64
Distributions from realized gains on
   investments                                          --              --           --           --           --          --
                                                  --------        --------     --------      -------      -------     -------
Total Distributions                                   0.23            0.46         0.51         0.57         0.64        0.64
                                                  --------        --------     --------      -------      -------     -------
Net asset value at end of period                  $  10.28        $  10.38     $  10.34      $ 10.19      $  9.81     $  9.56
                                                  ========        ========     ========      =======      =======     =======
Total Return (%) *                                    1.21++          4.85         6.70         9.96         9.72       (2.49)

Ratios/Supplemental Data
Ratio of net expenses to average
   net assets(%)                                      0.96+           0.95         0.86         0.85         0.87        0.84
Ratio of expenses to average net assets
   before voluntary expense
   reimbursements (%) **                              0.96+           0.98         1.01         1.00         1.03        0.98
Ratio of net investment income to average
   net assets (%)                                     3.74+           3.62         4.72         5.68         6.72        6.46
Ratio of net investment income to average
   net assets before voluntary expense
   reimbursements (%) **                              3.74+           3.59         4.56         5.53         6.56        6.34
Portfolio turnover rate (%)                            281++           576          452          379          232         330

Net assets at end of period (000 omitted)         $101,631        $102,713     $107,121      $73,046      $60,651     $65,136

+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

                     Sentinel Short Maturity Government Fund

Investment in Securities
at May 31, 2004 (Unaudited)

                                                         Principal
                                                          Amount        Value
                                                        (M=$1,000)     (Note 1)
--------------------------------------------------------------------------------
U.S. Government Agency Obligations 98.9%
Federal Home Loan Mortgage Corporation 52.2%
Collateralized Mortgage Obligations:
   FHR 2496 BA
      5.00%, 11/15/15                                     1,314M     $ 1,330,660
   FHR 2420 MC
      6.00%, 02/15/17                                    10,341M      10,789,260
   FHR 2542 DE
      5.50%, 04/15/18                                    10,000M      10,289,400
   FHLMC T-2 A
      7.00%, 01/25/21                                        47M          48,420
   FHR 2322 CG
      6.00%, 06/15/24                                     5,227M       5,446,566
   FHR 1764 G
      6.00%, 12/15/24                                     5,960M       6,151,114
   FHR 2115 K
      6.00%, 01/15/29                                    10,299M      10,656,993
   FHR 2347 LA
      5.75%, 08/15/31                                     8,290M       8,379,818
   FHR 2474 NQ
      6.50%, 10/15/31                                    13,500M      14,146,785
   FHR 2332 ZH
      7.00%, 07/15/31                                    13,855M      14,534,324
                                                                     -----------
                                                                      81,773,340
                                                                     -----------
Mortgage-Backed Securities:
10- Year:
   FHLMC E75462
      6.00%, 03/01/09                                       575M         603,904
   FHLMC G10993
      6.00%, 09/01/09                                     1,989M       2,088,132
   FHLMC E83548
      6.00%, 05/01/11                                       281M         294,119
   FHLMC E85491
      6.50%, 09/01/11                                       952M       1,012,304
   FHLMC E88621
      5.50%, 03/01/12                                       876M         908,415
   FHLMC E88437
      5.50%, 03/01/12                                       781M         809,270
   FHLMC G11271
      5.50%, 05/01/12                                     1,028M       1,066,220
   FHLMC E89815
      5.50%, 05/01/12                                       708M         733,915
   FHLMC E89586
      5.50%, 05/01/12                                       759M         787,221
   FHLMC E93390
      5.50%, 07/01/12                                       434M         449,927
   FHLMC E91504
      5.50%, 09/01/12                                       892M         925,614
   FHLMC E91428
      5.50%, 09/01/12                                       512M         531,378
   FHLMC E91150
      5.50%, 09/01/12                                       822M         852,739
   FHLMC E91152
      5.50%, 09/01/12                                       551M         571,533
   FHLMC E93347
      5.50%, 12/01/12                                       847M         878,820
   FHLMC E86837
      6.00%, 01/01/12                                     2,640M       2,765,307
   FHLMC E89226
      6.00%, 04/01/12                                       964M       1,009,948
   FHLMC E89227
      6.00%, 04/01/12                                     1,486M       1,556,963
   FHLMC E89229
      6.00%, 04/01/12                                     1,290M     $ 1,350,767
   FHLMC E89583
      6.00%, 05/01/12                                     1,679M       1,758,295
   FHLMC E89668
      6.00%, 05/01/12                                     1,714M       1,795,933
   FHLMC E89015
      6.50%, 04/01/12                                       996M       1,059,318
   FHLMC E94029
      5.50%, 02/01/13                                     2,388M       2,476,360
   FHLMC E94026
      5.50%, 02/01/13                                     5,754M       5,967,616
   FHLMC B10204
      5.50%, 10/01/13                                     1,148M       1,179,247
   FHLMC B10950
      5.50%, 11/01/13                                     1,179M       1,210,684
                                                                     -----------
                                                                      34,643,949
                                                                     -----------
15-Year:
   FHLMC 730026
      9.50%, 12/01/04                                         6M           6,066
   FHLMC B00212
      8.50%, 03/01/05                                        254             261
   FHLMC B00688
      9.00%, 09/01/05                                         2M           2,356
   FHLMC B00673
      9.50%, 11/01/05                                         3M           3,173
   FHLMC 380093
      10.00%, 07/01/05                                        2M           1,968
   FHLMC E62359
      9.00%, 09/01/06                                        16M          16,718
   FHLMC E00109
      8.50%, 06/01/07                                         4M           3,841
   FHLMC G10394
      9.00%, 01/01/07                                        29M          30,042
   FHLMC G10453
      9.00%, 06/01/07                                        15M          15,405
   FHLMC E44248
      6.00%, 01/01/08                                        68M          70,704
   FHLMC E49168
      6.00%, 07/01/08                                       120M         125,596
   FHLMC E54549
      6.50%, 09/01/08                                        65M          69,150
   FHLMC E47837
      7.00%, 03/01/08                                       287M         303,108
   FHLMC E49621
      7.00%, 07/01/08                                       221M         235,239
   FHLMC E47607
      8.00%, 02/01/08                                        18M          19,430
   FHLMC E63961
      5.50%, 03/01/09                                        34M          34,188
   FHLMC E00292
      6.50%, 04/01/09                                        81M          85,749
   FHLMC G10330
      7.00%, 01/01/10                                       322M         342,616
   FHLMC E61405
      7.00%, 08/01/10                                       270M         287,810
   FHLMC M30104
      5.50%, 01/01/11                                         9M           9,127
   FHLMC M30120
      5.50%, 05/01/11                                       215M         222,780
   FHLMC M30121
      5.50%, 05/01/11                                       269M         278,889
   FHLMC G10516
      6.00%, 05/01/11                                        93M     $    96,698
   FHLMC E20237
      6.00%, 05/01/11                                       107M         111,976
   FHLMC M30123
      6.50%, 07/01/11                                       360M         382,861
   FHLMC E62686
      7.00%, 01/01/11                                       543M         578,315
   FHLMC E00422
      7.00%, 03/01/11                                       199M         212,122
   FHLMC E00436
      7.00%, 06/01/11                                        83M          88,314
   FHLMC E64484
      7.00%, 06/01/11                                        19M          20,509
   FHLMC F70014
      7.50%, 09/01/11                                       330M         352,140
   FHLMC E72904
      8.00%, 11/01/11                                       111M         119,146
   FHLMC F70015
      8.00%, 12/01/11                                       263M         282,839
   FHLMC E68301
      5.50%, 11/01/12                                       370M         380,203
   FHLMC E69127
      6.00%, 03/01/12                                       456M         475,486
   FHLMC G10749
      6.00%, 10/01/12                                       277M         289,369
   FHLMC G10705
      6.50%, 08/01/12                                     1,110M       1,175,658
   FHLMC G11228
      6.50%, 12/01/12                                       377M         401,123
   FHLMC G10654
      7.00%, 02/01/12                                       785M         834,965
   FHLMC E00546
      5.50%, 03/01/13                                       622M         638,685
   FHLMC M30171
      5.50%, 06/01/13                                       105M         108,580
   FHLMC E00593
      5.50%, 11/01/13                                       450M         462,699
   FHLMC E68799
      6.00%, 02/01/13                                       362M         377,956
   FHLMC E69523
      6.00%, 04/01/13                                       511M         533,155
   FHLMC G11077
      6.00%, 10/01/13                                       265M         276,137
   FHLMC E72131
      6.50%, 08/01/13                                       456M         482,685
   FHLMC G11135
      6.50%, 08/01/13                                     1,096M       1,161,503
   FHLMC E72178
      6.50%, 09/01/13                                       348M         368,265
   FHLMC G11257
      5.50%, 01/01/14                                     1,135M       1,168,741
   FHLMC E82965
      5.50%, 12/01/14                                       570M         586,481
   FHLMC E83900
      6.00%, 01/01/14                                       317M         330,885
   FHLMC E80767
      6.00%, 06/01/14                                       233M         242,701
   FHLMC G11562
      6.00%, 12/01/14                                    24,513M      25,553,490
   FHLMC E75793
      6.50%, 01/01/14                                        27M          28,818

                                              See Notes to Financial Statements.

                     Sentinel Short Maturity Government Fund
at May 31, 2004 (Unaudited)

                                                        Principal
                                                         Amount         Value
                                                        (M=$1,000)     (Note 1)
--------------------------------------------------------------------------------
   FHLMC G10965
      7.50%, 10/01/14                                     207M      $    220,355
   FHLMC E82128
      7.00%, 03/01/15                                     739M           786,260
   FHLMC E00843
      8.00%, 04/01/15                                     109M           116,949
   FHLMC E88357
      6.50%, 03/01/17                                     736M           778,135
                                                                    ------------
                                                                      42,188,420
                                                                    ------------
20-Year:
   FHLMC C90035
      6.50%, 11/01/13                                     687M           720,710
   FHLMC D94982
      7.00%, 04/01/16                                     378M           401,710
   FHLMC G30239
      7.00%, 08/01/21                                   3,823M         4,039,355
   FHLMC D94230
      7.50%, 10/01/19                                     718M           773,520
                                                                    ------------
                                                                       5,935,295
                                                                    ------------
30-Year:
   FHLMC 181614
      7.00%, 08/01/06                                       5M             5,452
   FHLMC G80175
      7.25%, 04/17/06                                     302M           309,966
   FHLMC 140826
      6.50%, 11/01/07                                       7M             7,374
   FHLMC 181753
      7.00%, 02/01/07                                       2M             1,859
   FHLMC 160024
      8.00%, 06/01/07                                      91M            96,672
   FHLMC 274386
      8.25%, 07/01/07                                      38M            40,254
   FHLMC 530139
      7.50%, 06/01/08                                      72M            75,530
   FHLMC 303385
      7.50%, 08/01/08                                      19M            19,804
   FHLMC 184331
      7.75%, 11/01/08                                      13M            13,623
   FHLMC 141758
      8.00%, 10/01/08                                      54M            55,297
   FHLMC 160040
      8.75%, 03/01/08                                      35M            36,817
   FHLMC 160054
      9.25%, 07/01/08                                      35M            38,314
   FHLMC 181285
      7.50%, 03/01/09                                      40M            42,503
   FHLMC 254499
      7.75%, 06/01/09                                      48M            50,942
   FHLMC 181339
      8.00%, 06/01/09                                      14M            15,243
   FHLMC 181586
      8.00%, 12/01/09                                      27M            29,110
   FHLMC 555131
      8.25%, 12/01/09                                      64M            68,129
   FHLMC 303073
      8.50%, 03/01/09                                     114M           121,946
   FHLMC 160081
      10.25%, 06/01/09                                      3M             3,829
   FHLMC 141001
      7.75%, 09/01/16                                      60M            61,993
   FHLMC 141161
      7.75%, 04/01/17                                      75M            81,231
   FHLMC 302609
      8.00%, 08/01/17                                      96M      $    105,392
   FHLMC 307583
      8.00%, 08/01/17                                      67M            71,898
   FHLMC G00100
      8.00%, 02/01/23                                      56M            61,550
   FHLMC C00701
      6.50%, 01/01/29                                   6,614M         6,870,136
                                                                    ------------
                                                                       8,284,864
                                                                    ------------
Total Federal Home Loan Mortgage Corporation                         172,825,868
                                                                    ------------
Federal National Mortgage Association 41.4%
Mortgage-Backed Securities:
7-Year Balloon:
   FNMA 437901
      5.50%, 12/01/04                                      68M            68,228
                                                                    ------------
10-Year:
   FNMA 251418
      7.00%, 11/01/07                                      42M            44,583
   FNMA 251892
      6.00%, 07/01/08                                     366M           382,562
   FNMA 252173
      6.50%, 11/01/08                                     566M           600,009
   FNMA 252268
      5.50%, 01/01/09                                     597M           615,905
   FNMA 545071
      5.50%, 07/01/09                                   1,103M         1,138,043
   FNMA 252387
      6.00%, 04/01/09                                     279M           292,138
   FNMA 527272
      6.00%, 08/01/09                                     189M           197,886
   FNMA 252635
      6.00%, 07/01/09                                     521M           545,943
   FNMA 252723
      6.50%, 08/01/09                                     639M           677,136
   FNMA 252652
      7.00%, 05/01/09                                      82M            87,323
   FNMA 514046
      7.00%, 10/01/09                                     268M           285,644
   FNMA 516230
      8.00%, 08/01/09                                     632M           679,639
   FNMA 253539
      6.50%, 10/01/10                                     152M           161,100
   FNMA 556752
      7.00%, 02/01/10                                     549M           584,756
   FNMA 253329
      7.50%, 05/01/10                                     694M           741,363
   FNMA 576438
      7.50%, 05/01/10                                      42M            45,208
   FNMA 253362
      7.50%, 05/01/10                                     480M           512,696
   FNMA 253507
      7.50%, 09/01/10                                     557M           594,875
   FNMA 253472
      7.50%, 09/01/10                                     721M           770,574
   FNMA 254082
      5.50%, 10/01/11                                     497M           515,174
   FNMA 254119
      5.50%, 11/01/11                                     765M           793,246
   FNMA 253819
      6.00%, 05/01/11                                      47M            48,778
   FNMA 599310
      6.00%, 07/01/11                                     333M      $    348,334
   FNMA 600249
      6.00%, 08/01/11                                     293M           306,269
   FNMA 595729
      6.00%, 09/01/11                                   1,790M         1,873,857
   FNMA 609190
      6.00%, 09/01/11                                     258M           270,121
   FNMA 619198
      6.00%, 12/01/11                                     374M           391,933
   FNMA 571228
      6.50%, 01/01/11                                     744M           788,419
   FNMA 603547
      6.50%, 09/01/11                                     325M           344,089
   FNMA 595730
      6.50%, 09/01/11                                     391M           414,245
   FNMA 254076
      6.50%, 10/01/11                                     481M           509,035
   FNMA 254113
      6.50%, 11/01/11                                     490M           518,610
   FNMA 254226
      5.50%, 02/01/12                                   3,819M         3,962,346
   FNMA 633905
      5.50%, 03/01/12                                     826M           855,759
   FNMA 644268
      5.50%, 04/01/12                                     314M           325,495
   FNMA 254470
      5.50%, 09/01/12                                   3,163M         3,278,573
   FNMA 254507
      5.50%, 10/01/12                                   1,678M         1,725,918
   FNMA 254542
      5.50%, 11/01/12                                   4,513M         4,677,976
   FNMA 254585
      5.50%, 12/01/12                                   2,786M         2,888,116
   FNMA 254274
      6.00%, 03/01/12                                     755M           790,030
   FNMA 254315
      6.00%, 04/01/12                                   1,567M         1,633,508
   FNMA 649455
      6.00%, 05/01/12                                   1,135M         1,187,818
   FNMA 254369
      6.00%, 06/01/12                                   1,216M         1,272,340
   FNMA 679981
      6.00%, 06/01/12                                     554M           579,687
   FNMA 254456
      6.00%, 08/01/12                                   3,556M         3,721,914
   FNMA 254488
      6.00%, 09/01/12                                   1,896M         1,984,169
   FNMA 254399
      6.50%, 06/01/12                                   2,946M         3,117,829
   FNMA 254427
      6.50%, 07/01/12                                   5,281M         5,588,248
   FNMA 254457
      6.50%, 07/01/12                                     925M           978,251
   FNMA 254882
      5.00%, 08/01/13                                     296M           301,671
   FNMA 254698
      6.50%, 01/01/13                                   1,118M         1,183,282
                                                                    ------------
                                                                      56,132,423
                                                                    ------------
15-Year:
   FNMA 748755
      5.50%, 11/01/08                                   1,325M         1,366,908

                                              See Notes to Financial Statements.

                     Sentinel Short Maturity Government Fund
at May 31, 2004 (Unaudited)

                                                         Principal
                                                          Amount        Value
                                                        (M=$1,000)     (Note 1)
--------------------------------------------------------------------------------
   FNMA 203866
      6.50%, 02/01/08                                       314M     $   332,518
   FNMA 124899
      7.00%, 06/01/08                                       238M         253,382
   FNMA 263203
      6.00%, 01/01/09                                     1,567M       1,637,239
   FNMA 272016
      6.00%, 02/01/09                                     1,135M       1,184,663
   FNMA 271323
      6.00%, 02/01/09                                       374M         390,293
   FNMA 267890
      6.50%, 04/01/09                                       257M         272,795
   FNMA 278385
      6.50%, 04/01/09                                       103M         109,143
   FNMA 282079
      6.50%, 05/01/09                                        72M          75,958
   FNMA 552988
      6.50%, 06/01/09                                       525M         557,087
   FNMA 351627
      6.50%, 09/01/09                                       785M         832,454
   FNMA 250055
      7.00%, 05/01/09                                       151M         160,551
   FNMA 328089
      7.25%, 08/01/09                                       163M         172,957
   FNMA 250441
      6.50%, 12/01/10                                       193M         203,880
   FNMA 303882
      7.00%, 07/01/10                                       304M         324,684
   FNMA 321104
      7.00%, 09/01/10                                       306M         326,161
   FNMA 321199
      7.00%, 09/01/10                                       258M         274,912
   FNMA 321573
      7.00%, 09/01/10                                        38M          40,662
   FNMA 324087
      7.00%, 09/01/10                                        80M          84,733
   FNMA 324199
      7.00%, 09/01/10                                       118M         125,522
   FNMA 325432
      7.00%, 09/01/10                                        96M         101,985
   FNMA 313758
      7.00%, 11/01/10                                        61M          64,583
   FNMA 511846
      9.00%, 01/01/10                                        35M          36,047
   FNMA 343822
      6.00%, 04/01/11                                       460M         479,671
   FNMA 338450
      6.00%, 05/01/11                                       316M         329,791
   FNMA 545539
      6.00%, 06/01/11                                       990M       1,032,416
   FNMA 368198
      6.00%, 12/01/11                                       205M         214,742
   FNMA 367201
      6.50%, 12/01/11                                       148M         157,204
   FNMA 303943
      6.50%, 06/01/11                                       573M         606,616
   FNMA 250613
      6.50%, 07/01/11                                       260M         275,539
   FNMA 351864
      6.50%, 08/01/11                                        20M          20,984
   FNMA 250781
      6.50%, 12/01/11                                        93M          98,829
   FNMA 303902
      7.00%, 05/01/11                                       134M         142,672
   FNMA 349980
      7.00%, 06/01/11                                       137M     $   145,551
   FNMA 367202
      7.00%, 12/01/11                                       219M         234,243
   FNMA 371330
      6.00%, 02/01/12                                        77M          81,181
   FNMA 390784
      6.00%, 05/01/12                                       163M         170,748
   FNMA 374083
      6.50%, 03/01/12                                       117M         124,472
   FNMA 370468
      7.00%, 01/01/12                                       255M         272,694
   FNMA 251300
      7.00%, 08/01/12                                       221M         234,770
   FNMA 576800
      8.50%, 01/01/12                                        66M          70,634
   FNMA 426453
      5.50%, 10/01/13                                       723M         743,551
   FNMA 313990
      6.00%, 02/01/13                                       810M         844,613
   FNMA 421249
      6.00%, 03/01/13                                     1,069M       1,114,268
   FNMA 251759
      6.00%, 05/01/13                                       160M         166,470
   FNMA 449683
      6.00%, 11/01/13                                       589M         614,144
   FNMA 454968
      6.00%, 12/01/13                                       476M         495,725
   FNMA 433884
      6.00%, 07/01/13                                       199M         207,237
   FNMA 252061
      6.00%, 10/01/13                                     1,329M       1,384,591
   FNMA 323215
      6.00%, 07/01/13                                     1,680M       1,750,861
   FNMA 323388
      6.00%, 11/01/13                                     1,538M       1,601,918
   FNMA 433301
      6.50%, 07/01/13                                     1,569M       1,659,938
   FNMA 596145
      6.50%, 06/01/13                                       218M         227,417
   FNMA 512520
      7.00%, 07/01/13                                       762M         811,611
   FNMA 446787
      5.50%, 01/01/14                                     1,407M       1,445,880
   FNMA 496015
      5.50%, 04/01/14                                       309M         318,038
   FNMA 528088
      5.50%, 05/01/14                                       802M         825,659
   FNMA 576789
      5.50%, 06/01/14                                       403M         415,081
   FNMA 536814
      5.50%, 06/01/14                                     1,467M       1,509,077
   FNMA 555839
      5.50%, 12/01/14                                    16,065M      16,512,218
   FNMA 493421
      6.00%, 04/01/14                                       255M         265,835
   FNMA 522559
      6.00%, 06/01/14                                     6,574M       6,851,779
   FNMA 549031
      6.50%, 01/01/14                                       282M         298,501
   FNMA 768628
      5.50%, 09/01/15                                     1,017M       1,043,209
   FNMA 619191
      6.50%, 12/01/15                                     2,173M       2,299,786
   FNMA 630985
      7.00%, 09/01/15                                     1,439M     $ 1,531,172
   FNMA 594601
      8.50%, 10/01/15                                       161M         174,200
   FNMA 535777
      5.50%, 03/01/16                                     1,212M       1,244,175
   FNMA 614920
      5.50%, 12/01/16                                     1,124M       1,150,437
   FNMA 663227
      6.00%, 03/01/16                                     1,248M       1,300,563
   FNMA 574598
      6.00%, 05/01/16                                     1,064M       1,106,481
   FNMA 594602
      9.00%, 01/01/16                                        95M         103,116
   FNMA 617272
      6.00%, 01/01/17                                    10,147M      10,549,252
   FNMA 671380
      6.00%, 11/01/17                                       639M         664,348
   FNMA 679165
      5.50%, 02/01/18                                       778M         795,131
                                                                     -----------
                                                                      75,648,156
                                                                     -----------
20-Year:
   FNMA 190659
      7.00%, 02/01/14                                       925M         983,070
   FNMA 190697
      7.00%, 03/01/14                                     1,024M       1,088,217
   FNMA 251716
      10.50%, 03/01/18                                       78M          86,846
                                                                     -----------
                                                                       2,158,133
                                                                     -----------
30-Year:
   FNMA 180416
      8.00%, 05/01/05                                         4M           3,946
   FNMA 483678
      9.00%, 01/01/05                                         7M           6,829
   FNMA 19953
      7.75%, 10/01/06                                        35M          36,420
   FNMA 21349
      8.00%, 12/01/06                                        14M          14,199
   FNMA 111330
      7.50%, 09/01/07                                        48M          50,336
   FNMA 58241
      7.50%, 12/01/07                                        92M          96,704
   FNMA 13481
      7.75%, 05/01/08                                        33M          35,095
   FNMA 8213
      8.00%, 01/01/08                                        84M          89,278
   FNMA 151964
      8.00%, 03/01/08                                        22M          22,706
   FNMA 44045
      8.00%, 06/01/08                                        57M          60,298
   FNMA 176044
      8.50%, 09/01/08                                        38M          41,534
   FNMA 141789
      8.25%, 02/01/09                                        69M          72,775
   FNMA 10134
      8.75%, 08/01/09                                        29M          31,097
   FNMA 439
      9.00%, 06/01/09                                        25M          27,201
   FNMA 23
      8.50%, 08/01/11                                        22M          23,094
   FNMA 510095
      8.50%, 09/01/11                                       146M         155,167
   FNMA 366221
      9.50%, 03/01/11                                       170M         189,433

                                              See Notes to Financial Statements.

                     Sentinel Short Maturity Government Fund
at May 31, 2004 (Unaudited)

                                                       Principal
                                                        Amount         Value
                                                      (M=$1,000)     (Note 1)
--------------------------------------------------------------------------------
   FNMA 401612
      7.00%, 05/01/12                                     172M     $    178,399
   FNMA 81692
      8.00%, 09/01/12                                     163M          173,759
   FNMA 124871
      7.00%, 05/01/13                                     572M          605,266
   FNMA 20497
      8.75%, 07/01/13                                      21M           23,163
   FNMA 44046
      7.50%, 02/01/14                                      55M           57,490
   FNMA 454727
      10.50%, 01/01/16                                    135M          151,971
   FNMA 49584
      8.25%, 09/01/17                                      71M           78,030
   FNMA 454720
      7.00%, 06/01/19                                      49M           51,232
   FNMA 479421
      7.00%, 09/01/21                                     384M          407,235
   FNMA 160584
      7.45%, 03/01/22                                      87M           93,805
   FNMA 175123
      7.45%, 08/01/22                                     160M          172,196
   FNMA 207530
      8.25%, 04/01/22                                      40M           43,332
                                                                   ------------
                                                                      2,991,990
                                                                   ------------
Total Federal National Mortgage Association                         136,998,930
                                                                   ------------
Government National
   Mortgage Association 5.3%
Collateralized Mortgage Obligations:
   GNR 97-8 PN
      7.50%, 05/16/27                                   2,046M        2,189,848
                                                                   ------------
Mortgage-Backed Securities:
15-Year:
   GNMA 272141
      9.75%, 08/15/04                                      11M           10,836
   GNMA 293554
      9.75%, 08/15/05                                      70M           73,106
   GNMA 780306
      9.00%, 11/15/06                                       4M            4,511
   GNMA 780395
      7.00%, 12/15/07                                      64M           67,705
   GNMA 342810
      7.00%, 12/15/07                                      65M           69,298
   GNMA 1785
      9.00%, 02/20/07                                       1M            1,520
   GNMA 364469
      6.00%, 11/15/08                                      98M          102,910
   GNMA 352121
      6.50%, 08/15/08                                      38M           40,459
   GNMA 342744
      6.50%, 08/15/08                                     135M          143,637
   GNMA 326462
      6.50%, 10/15/08                                     292M          310,577
   GNMA 370871
      6.50%, 10/15/08                                     129M          137,412
   GNMA 348052
      7.00%, 03/15/08                                      40M           42,261
   GNMA 364447
      7.00%, 03/20/08                                      86M           91,679
   GNMA 339490
      7.00%, 04/15/08                                      15M           16,467
   GNMA 343534
      7.50%, 01/15/08                                      45M           48,411
   GNMA 339464
      8.00%, 01/15/08                                      56M     $     60,339
   GNMA 354532
      6.00%, 01/15/09                                      89M           93,193
   GNMA 345594
      6.00%, 03/15/09                                      96M          100,403
   GNMA 366674
      6.00%, 03/15/09                                     118M          123,579
   GNMA 388287
      6.00%, 03/15/09                                     143M          150,292
   GNMA 355866
      6.00%, 04/15/09                                     131M          137,894
   GNMA 360238
      6.00%, 04/15/09                                     121M          126,933
   GNMA 366773
      6.00%, 04/15/09                                     151M          158,555
   GNMA 371934
      6.00%, 04/15/09                                     136M          142,966
   GNMA 375876
      6.00%, 04/15/09                                     109M          114,103
   GNMA 378884
      6.00%, 04/15/09                                      96M          100,271
   GNMA 385492
      6.00%, 04/15/09                                     172M          180,043
   GNMA 780635
      6.00%, 06/15/09                                     967M        1,015,310
   GNMA 780303
      6.50%, 02/15/09                                     141M          149,877
   GNMA 391659
      6.50%, 04/15/09                                     493M          524,247
   GNMA 780369
      7.00%, 09/15/09                                     226M          241,385
   GNMA 415068
      6.00%, 01/15/11                                     101M          106,003
   GNMA 2354
      9.00%, 11/20/11                                       5M            5,473
   GNMA 780659
      7.50%, 08/15/12                                      50M           53,093
   GNMA 780759
      6.50%, 04/15/13                                     906M          963,688
   GNMA 456869
      6.50%, 05/15/13                                      31M           34,348
   GNMA 462328
      6.50%, 04/15/13                                     739M          785,672
   GNMA II 2542
      7.00%, 01/20/13                                     318M          339,022
   GNMA 349029
      7.00%, 04/15/13                                      31M           32,558
   GNMA 780859
      7.50%, 09/15/13                                      61M           65,197
   GNMA 780978
      6.50%, 02/15/14                                   5,394M        5,732,214
   GNMA 489953
      6.00%, 12/15/16                                     160M          166,607
                                                                   ------------
                                                                     12,864,054
                                                                   ------------
20-Year:
   GNMA 234073
      9.25%, 12/15/07                                       5M            5,575
   GNMA 248682
      9.75%, 06/15/10                                      27M           30,893
   GNMA 628440
      7.00%, 04/15/24                                   2,200M        2,342,646
                                                                   ------------
                                                                      2,379,114
                                                                   ------------
30-Year
   GNMA 7149
      7.75%, 05/15/05                                       8M     $      7,880
   GNMA 18324
      8.00%, 07/15/07                                      73M           78,154
   GNMA 90189
      9.00%, 05/15/09                                      18M           19,917
   GNMA 91758
      10.00%, 11/15/09                                      6M            6,628
   GNMA 495
      10.00%, 02/20/16                                      1M            1,009
                                                                   ------------
                                                                        113,588
                                                                   ------------
Total Government National
   Mortgage Association                                              17,546,604
                                                                   ------------
Total U.S. Government
   Agency Obligations
   (Cost $326,383,857)                                             $327,371,402
                                                                   ------------
Corporate Short-Term Notes 1.7%
Wells Fargo & Company
   1.03%, 06/17/04
   (Cost $5,797,344)                                    5,800M        5,797,344
                                                                   ------------
Total Investments
   (Cost $332,181,201)*                                             333,168,746

Excess of Liabilities
   Over Other Assets (0.6%)                                          (1,982,498)
                                                                   ------------
Net Assets                                                         $331,186,248
                                                                   ============

* Cost for federal income tax purposes is substantially similar. At May 31, 2004 unrealized appreciation for federal income tax purposes aggregated $987,545 of which $2,155,532 related to appreciated securities and $1,167,987 related to depreciated securities.
     The estimated average maturity for certain mortgage-backed securities is shorter than the final maturity shown due to either published or proprietary prepayment assumptions.

                                              See Notes to Financial Statements.

                    Sentinel Short Maturity Government Fund

Statement of Assets and Liabilities
at May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $332,181,201)                           $333,168,746
Cash and cash equivalents                                             3,979,597
Receivable for securities sold                                        1,003,369
Receivable for fund shares sold                                         520,210
Receivable for interest                                               1,590,636
Receivable from fund administrator                                       53,194
                                                                   ------------
   Total Assets                                                     340,315,752
                                                                   ------------

--------------------------------------------------------------------------------
Liabilities
Payable for securities purchased                                      7,603,455
Payable for fund shares repurchased                                   1,214,509
Accrued expenses                                                         31,918
Management fee payable                                                  140,459
Distribution fee payable                                                 94,142
Fund service fee payable                                                 27,360
Deferred Compensation                                                    17,661
                                                                   ------------
   Total Liabilities                                                  9,129,504
                                                                   ------------
Net Assets Applicable to Outstanding Shares                        $331,186,248
                                                                   ============

Net Asset Value and Offering Price Per Share
   Class A Shares*
$331,186,248/35,227,370 shares outstanding                         $       9.40
Sales Charge -- 1.00% of Offering Price                                     0.09
                                                                   ------------
Maximum Offering Price Per Share                                   $       9.49
                                                                   ============

--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                         $    352,274
Paid-in capital                                                     345,999,546
Accumulated undistributed net investment income                           3,386
Accumulated undistributed net realized loss on investments          (16,156,503)
Unrealized appreciation of investments                                  987,545
                                                                   ------------
Net Assets                                                         $331,186,248
                                                                   ============

* The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                            $ 7,075,188
                                                                    -----------
Expenses:
Management advisory fee                                                 863,787
Transfer agent fees                                                     188,050
Custodian fees                                                           31,779
Distribution expense                                                    608,918
Accounting services                                                      50,000
Auditing fees                                                            10,000
Legal fees                                                               13,000
Reports and notices to shareholders                                      15,000
Registration and filing fees                                             22,988
Directors' fees and expenses                                             16,580
Other                                                                    45,895
                                                                    -----------
   Total Expenses                                                     1,865,997
   Expense Reimbursement                                               (352,666)
   Expense Offset                                                        (8,179)
                                                                    -----------
   Net Expenses                                                       1,505,152
                                                                    -----------
Net Investment Income                                                 5,570,036
                                                                    -----------

-------------------------------------------------------------------------------
Realized and Unrealized Loss on Investments
Net realized loss on sales of investments                              (613,188)
Net change in unrealized appreciation (depreciation)                 (1,951,245)
                                                                    -----------
Net Realized and Unrealized Loss on Investments                      (2,564,433)
                                                                    -----------
Net Increase in Net Assets from Operations                          $ 3,005,603
                                                                    ===========

See Notes to Financial Statements.

                     Sentinel Short Maturity Government Fund

Statement of Changes on Net Assets

                                                    Six Months
                                                      Ended             Year
                                                     5/31/04            Ended
                                                   (Unaudited)        11/30/03
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment income                             $   5,570,036   $   7,999,920
Net realized loss on sales of investments              (613,188)     (2,220,551)
Net change in unrealized appreciation
   (depreciation)                                    (1,951,245)       (508,268)
                                                  -------------   -------------
Net increase in net assets from operations            3,005,603       5,271,101
                                                  -------------   -------------

--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income                           (7,744,941)    (15,256,842)
From realized gain on sale of investments                    --              --
                                                  -------------   -------------
Total distributions to shareholders                  (7,744,941)    (15,256,842)
                                                  -------------   -------------

--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares                    69,328,759     292,172,808
Net asset value of shares in reinvestment of
   dividends and distributions                        6,418,340      12,778,536
                                                  -------------   -------------
                                                     75,747,099     304,951,344
Less: Payments for shares reacquired               (107,362,645)   (185,114,323)
                                                  -------------   -------------
Increase (decrease) in net assets from capital
   stock transactions                               (31,615,546)    119,837,021
                                                  -------------   -------------
Total Increase (Decrease) in Net Assets for
   period                                           (36,354,884)    109,851,280
Net Assets: Beginning of period                     367,541,132     257,689,852
                                                  -------------   -------------
Net Assets: End of period                         $ 331,186,248   $ 367,541,132
                                                  =============   =============
Undistributed Net Investment Income at End of
   Period                                         $       3,386   $      37,953
                                                  =============   =============

See Notes to Financial Statements.

                     Sentinel Short Maturity Government Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                              Six Months
                                            Ended 05/31/04   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                              (Unaudited)     11/30/03     11/30/02     11/30/01     11/30/00     11/30/99
---------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period        $   9.54        $   9.78     $   9.71      $  9.56     $  9.58      $  9.88
                                              --------        --------     --------      -------     -------      -------
Income from Investment Operations
Net investment income                             0.15            0.22         0.47         0.57        0.64         0.60
Net realized and unrealized gain (loss)
   on investments                                (0.08)          (0.05)        0.07         0.15       (0.02)       (0.30)
                                              --------        --------     --------      -------     -------      -------
Total from investment operations                  0.07            0.17         0.54         0.72        0.62         0.30
                                              --------        --------     --------      -------     -------      -------
Less Distributions
Dividends from net investment income              0.21            0.41         0.47         0.57        0.64         0.60
Distributions from realized gains
   on investments                                   --              --           --           --          --           --
                                              --------        --------     --------      -------     -------      -------
Total Distributions                               0.21            0.41         0.47         0.57        0.64         0.60
                                              --------        --------     --------      -------     -------      -------
Net asset value at end of period              $   9.40        $   9.54     $   9.78      $  9.71     $  9.56      $  9.58
                                              ========        ========     ========      =======     =======      =======
Total Return (%) *                                0.76++          1.79         5.68         7.74        6.70         3.15

Ratios/Supplemental Data
Ratio of net expenses to average net
   assets (%)                                     0.87+           0.81         0.77         0.77        0.77         0.76
Ratio of expenses to average net assets
   before voluntary expense
   reimbursements (%) **                          1.07+           1.06         1.09         1.15        1.18         1.11
Ratio of net investment income to average
   net assets (%)                                 3.20+           2.24         3.81         5.90        6.71         6.28
Ratio of net investment income to average
   net assets before voluntary expense
   reimbursements (%) **                          3.00+           1.99         3.49         5.52        6.30         5.94
Portfolio turnover rate (%)                         95++           119           74          141          88          203
Net assets at end of period (000 omitted)      331,186        $367,541     $257,690      $92,410     $52,317      $67,647

+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

                    Sentinel U.S. Treasury Money Market Fund

Investment in Securities
at May 31, 2004 (Unaudited)

                                                        Principal
                                                         Amount        Value
                                                       (M=$1,000)     (Note 1)
--------------------------------------------------------------------------------
U.S. Treasury Obligations 92.8%
U.S. Treasury Bill
   0.88%, 06/03/04                                        5,600M    $ 5,599,726
U.S. Treasury Bill
   0.89%, 06/03/04                                        2,000M      1,999,901
U.S. Treasury Bill
   0.86%, 06/10/04                                        5,000M      4,998,925
U.S. Treasury Bill
   0.905%, 06/10/04                                       6,810M      6,808,459
U.S. Treasury Bill
   0.915%, 06/17/04                                      10,400M     10,395,771
U.S. Treasury Bill
   0.905%, 06/24/04                                       6,600M      6,596,184
U.S. Treasury Bill
   0.925%, 06/24/04                                       1,000M        999,409
U.S. Treasury Bill
   0.925%, 06/24/04                                       7,500M      7,495,568
U.S. Treasury Bill
   0.915%, 07/01/04                                       5,500M      5,495,806
U.S. Treasury Bill
   0.92%, 07/08/04                                        1,600M      1,598,488
U.S. Treasury Bill
   0.93%, 07/08/04                                        5,000M      4,995,221
U.S. Treasury Bill
   0.93%, 07/15/04                                        1,850M      1,847,897
U.S. Treasury Bill
   0.935%, 07/15/04                                       4,800M      4,794,515
U.S. Treasury Bill
   0.905%, 07/22/04                                       3,850M      3,845,064
U.S. Treasury Bill
   0.935%, 07/22/04                                       6,500M      6,491,390
U.S. Treasury Bill
   0.95%, 07/29/04                                        1,350M      1,347,934
U.S. Treasury Bill
   0.985%, 07/29/04                                       5,500M      5,491,272
U.S. Treasury Bill
   1.015%, 07/29/04                                       1,550M      1,547,465
U.S. Treasury Bill
   0.93%, 08/05/04                                          500M        499,160
U.S. Treasury Bill
   0.96%, 08/05/04                                        2,300M      2,296,013
                                                                    -----------
Total U.S. Treasury Obligations
   (Amortized Cost $85,144,168)                                      85,144,168
                                                                    ===========

                                                          Shares        Value
                                                                      (Note 1)
--------------------------------------------------------------------------------
U.S. Treasury Institutional Funds 6.4%
BlackRock Funds T-Fund                                  3,615,000    $ 3,615,000
Federated Funds
   Treasury Obligations Fund IS - #68                   2,295,000      2,295,000
                                                                     -----------
Total U.S. Treasury Institutional Funds
   (Amortized Cost $5,910,000)                                         5,910,000
                                                                     -----------
Total Investments (Amortized Cost $91,054,168)*                       91,054,168

Excess of Other Assets Over Liabilities 0.8%                             683,720
                                                                     -----------
Net Assets                                                           $91,737,888
                                                                     ===========

*    Also cost for federal income tax purposes.

                                              See Notes to Financial Statements.

                    Sentinel U.S. Treasury Money Market Fund

Statement of Assets and Liabilities
at May 31, 2004 (Unaudited)

--------------------------------------------------------------------------------
Assets
Investments at value (Cost $91,054,168)                              $91,054,168
Cash and cash equivalents                                                 69,200
Receivable for fund shares sold                                          904,900
Interest receivable                                                        3,939
                                                                     -----------
   Total Assets                                                       92,032,207
                                                                     -----------

--------------------------------------------------------------------------------
Liabilities
Payable for fund shares repurchased                                      206,401
Income dividends payable                                                  28,504
Accrued expenses                                                          10,674
Management fee payable                                                    29,992
Fund service fee payable                                                  12,135
Deferred Compensation                                                      6,613
                                                                     -----------
   Total Liabilities                                                     294,319
                                                                     -----------
Net Assets Applicable to Outstanding Shares                          $91,737,888
                                                                     ===========

Net Asset Value
   Class A Shares*
$86,237,554/86,237,554 shares outstanding                            $      1.00
                                                                     ===========
   Class B Shares*
$5,500,334/5,500,334 shares outstanding                              $      1.00
                                                                     ===========

--------------------------------------------------------------------------------
Net Assets Represent
Capital stock at par value                                           $   917,379
Paid-in capital                                                       90,820,509
                                                                     -----------
Net Assets                                                           $91,737,888
                                                                     ===========

* The redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations
For the Six Months Ended May 31, 2004 (unaudited)

--------------------------------------------------------------------------------
Investment Income
Income:
Interest                                                            $   394,068
                                                                    -----------
Expenses
Management advisory fee                                                 171,060
Transfer agent fees                                                     102,785
Custodian fees                                                            5,977
Accounting services                                                      12,135
Auditing fees                                                             1,000
Legal fees                                                                1,300
Reports and notices to shareholders                                       5,515
Registration and filing fees                                             20,230
Directors' fees and expenses                                              4,118
Other                                                                     4,824
                                                                    -----------
   Total Expenses                                                       328,944
   Expense Reimbursement                                                (13,055)
   Expense Offset                                                          (377)
                                                                    -----------
   Net Expenses                                                         315,512
                                                                    -----------
Net Investment Income and Net Increase in
Net Assets from Operations                                          $    78,556
                                                                    ===========

See Notes to Financial Statements.

Statement of Changes on Net Assets

                                                    Six Months
                                                       Ended             Year
                                                      5/31/04           Ended
                                                    (Unaudited)        11/30/03
--------------------------------------------------------------------------------
Increase in Net Assets from Operations
Net investment income                              $     78,556   $     300,728
                                                   ------------   -------------

--------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income
   Class A Shares                                       (77,241)       (280,796)
   Class B Shares                                        (1,315)        (19,933)
                                                   ------------   -------------
Total Distributions to Shareholders                     (78,556)       (300,728)
                                                   ------------   -------------

--------------------------------------------------------------------------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                    66,865,606     151,533,220
   Class B Shares                                     2,122,489       7,428,868
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                        73,740         270,112
   Class B Shares                                         1,173          19,095
                                                   ------------   -------------
                                                     69,063,008     159,251,295
Less: Payments for shares reacquired
   Class A Shares                                   (60,212,444)   (169,428,497)
   Class B Shares                                    (2,569,628)    (11,449,508)
                                                   ------------   -------------
Increase (decrease) in net assets from
   capital share transactions                         6,280,936     (21,626,710)
                                                   ------------   -------------
Total Increase (Decrease) in Net Assets
   for period                                         6,280,936     (21,626,710)
Net Assets: Beginning of period                      85,456,952     107,083,662
                                                   ------------   -------------
Net Assets: End of period                          $ 91,737,888   $  85,456,952
                                                   ============   =============

See Notes to Financial Statements.

                    Sentinel U.S. Treasury Money Market Fund

Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

                                              Six Months
                                            Ended 05/31/04   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                              (Unaudited)     11/30/03     11/30/02     11/30/01     11/30/00     11/30/99
---------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net asset value at beginning of period        $  1.00          $  1.00      $  1.00     $   1.00     $   1.00     $   1.00
                                              -------          -------      -------     --------     --------     --------
Income from Investment Operations
Net investment income                          0.0010           0.0032       0.0115       0.0361       0.0504       0.0401
Net realized and unrealized gain on
   investments                                     --               --           --           --           --           --
                                              -------          -------      -------     --------     --------     --------
Total from investment operations               0.0010           0.0032       0.0115       0.0361       0.0504       0.0401
                                              -------          -------      -------     --------     --------     --------

Less Distributions
Dividends from net investment income           0.0010           0.0032       0.0115       0.0361       0.0504       0.0401
Distributions from realized gains
   on investments                                  --               --           --           --           --           --
                                              -------          -------      -------     --------     --------     --------
Total Distributions                            0.0010           0.0032       0.0115       0.0361       0.0504       0.0401
                                              -------          -------      -------     --------     --------     --------
Net asset value at end of period              $  1.00          $  1.00      $  1.00     $   1.00     $   1.00     $   1.00
                                              =======          =======      =======     ========     ========     ========
Total Return (%) *                               0.10++           0.32         1.15         3.64         5.18         4.09

Ratios/Supplemental Data
Ratio of net expenses to average net
   assets (%)                                    0.73+            0.78         0.73         0.69         0.73         0.70
Ratio of expenses to average net
   assets before voluntary expense
   reimbursements (%) **                         0.74+            0.79         0.73         0.69         0.73         0.70
Ratio of net investment income to
   average net assets (%)                        0.19+            0.32         1.16         3.56         5.05         4.01
Ratio of net investment income to
   average net assets
   before voluntary expense
   reimbursements (%) **                         0.18+           0 .31         1.16         3.56         5.05         4.01
Net assets at end of period (000 omitted)     $86,238          $79,511      $97,136     $118,894     $127,056     $121,884

                                              Six Months
                                            Ended 05/31/04   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                             (Unaudited)       11/30/03    11/30/02     11/30/01     11/30/00     11/30/99
---------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net asset value at beginning of period        $  1.00          $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                              -------          -------      -------      -------      -------      -------
Income from Investment Operations
Net investment income                          0.0002           0.0022       0.0089       0.0340       0.0473       0.0377
Net realized and unrealized gain on
   investments                                     --               --           --           --           --           --
                                              -------          -------      -------      -------      -------      -------
Total from investment operations               0.0002           0.0022       0.0089       0.0340       0.0473       0.0377
                                              -------          -------      -------      -------      -------      -------

Less Distributions
Dividends from net investment income           0.0002           0.0022       0.0089       0.0340       0.0473       0.0377
Distributions from realized gains on
   investments                                     --               --           --           --           --           --
                                              -------          -------      -------      -------      -------      -------
Total Distributions                            0.0002           0.0022       0.0089       0.0340       0.0473       0.0377
                                              -------          -------      -------      -------      -------      -------
Net asset value at end of period              $  1.00          $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                              =======          =======      =======      =======      =======      =======

Total Return (%) *                               0.02++           0.22         0.89         3.43         4.85         3.84
Ratios/Supplemental Data
Ratio of net expenses to average
   net assets (%)                                0.87+            0.87         0.88         0.89         1.03         0.93
Ratio of expenses to average net assets
   before voluntary expense
   reimbursements (%) **                         1.23+            1.09         0.88         0.89         1.03         0.93
Ratio of net investment income to average
   net assets (%)                                0.05+            0.24         0.86         3.21         4.72         3.79
Ratio of net investment income (loss) to
   average net assets before voluntary
   expense reimbursements (%) **                (0.31)+           0.02         0.86         3.21         4.72         3.79
Net assets at end of period (000 omitted)     $ 5,500          $ 5,946      $ 9,948      $ 6,311      $ 4,068      $ 5,378

+    Annualized ++ Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Neither an initial sales charge or CDSC is reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (2).

See Notes to Financial Statements.

                          Notes to Financial Statements

(1) Significant Accounting Policies:

The Sentinel Family of Funds (the "Funds") are comprised of the Sentinel Group Funds, Inc (the "Company") and the Sentinel Pennsylvania Tax Free Trust (the "Trust"). The Company and the Trust are registered as open-end investment companies under the Investment Company Act of 1940, as amended. The Company consists of sixteen separate series - Sentinel Flex Cap Opportunity Fund, Sentinel Small Company Fund, Sentinel Mid Cap Growth Fund, Sentinel Core Mid Cap Fund, Sentinel International Equity Fund, Sentinel Growth Index Fund (a non-diversified series), Sentinel Common Stock Fund, Sentinel Balanced Fund, Sentinel High Yield Bond Fund, Sentinel Capital Markets Income Fund, Sentinel Bond Fund, Sentinel Tax-Free Income Fund, Sentinel New York Tax-Free Income Fund (a non-diversified series), Sentinel Government Securities Fund, Sentinel Short Maturity Government Fund and Sentinel U.S. Treasury Money Market Fund, each individually referred to as a Fund. The Sentinel Pennsylvania Tax-Free Trust is also a non-diversified fund. All Funds offer one class of shares now referred to as Class A shares. In addition, Sentinel Flex Cap Opportunity, Sentinel Small Company, Sentinel Mid Cap Growth, Sentinel Core Mid Cap, Sentinel International Equity, Sentinel Growth Index (a non-diversified series), Sentinel Common Stock, Sentinel Balanced, Sentinel High Yield Bond, Sentinel Capital Markets Income, Sentinel Bond and Sentinel U.S. Treasury Money Market Funds have a second class of shares called Class B shares. A third class of shares called Class C shares are offered for Sentinel Flex Cap Opportunity, Sentinel Small Company, Sentinel Mid Cap Growth, Sentinel Core Mid Cap, Sentinel International Equity, Sentinel Growth Index (a non-diversified series), Sentinel Common Stock, Sentinel Balanced, Sentinel High Yield Bond and Sentinel Capital Markets Income. Balanced Fund also offers a fourth class of shares called Class D shares.

     The following is a summary of significant accounting policies followed by the Funds.

A. Security Valuation: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Securities for which market quotations are not readily available may be fair valued under procedures adopted by the Funds' board. The board has delegated this responsibility to a pricing committee, subject to their review and supervision. In regards to Sentinel International Equity Fund, Fair Value pricing procedures began to be used every business day on December 12, 2003. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximates market value. Portfolio securities of the Sentinel U.S. Treasury Money Market Fund are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

B. Securities Transactions and Related Investment Income: Securities transactions are accounted for on the next business day following trade data (trade data plus one). Under certain circumstances, exceptions are made so that purchases and sales are booked on trade date. These exceptions include:

     (1)  the Sentinel Growth Index Fund;
     (2) when trades occur on a day that happens to coincide with the end of a financial reporting period; or
     (3) at the discretion of management if significant price movements are deemed large enough to impact the calculation of the net asset value per share.

     Interest income is recorded on the accrual basis. Cost is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. Sentinel New York Tax-Free Income Fund and Pennsylvania Tax-Free Trust invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in the State of New York and Pennsylvania respectively.

C. Dividends and Distributions: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, foreign currency transactions, and the reclassification of net investment losses to paid-in-capital. Reclassifications were made to reflect these differences as of May 31, 2004.

                                       Accumulated     Accumulated undistributed
                                      undistributed    net realized gain (loss)
                                     net investment   on investments and foreign
               Fund                   income (loss)      currency transactions
----------------------------------   --------------   --------------------------
International Equity .............       (52,869)                 52,869
Balanced .........................       404,604                (404,604)
Capital Markets ..................       295,367                (295,367)
Bond .............................       203,691                (203,691)
Government Sec ...................       312,567                (312,567)
Short Maturity ...................     2,140,338              (2,140,338)

     With respect to the Sentinel Capital Markets Income Fund, there is a net realized and unrealized loss on investments reflected in the statement of operations while a net realized and unrealized gain on investments per share is reflected in the financial highlights due to the reclass of $295,367.

D. Dollar Rolls: Sentinel Balanced, Sentinel Bond, Sentinel Government Securities, Sentinel Short Maturity Government and Sentinel Capital Markets Income Funds may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as interest income.

E. Federal Income Taxes: Each Fund intends to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies. The Company intends to distribute all of its taxable income to its shareholders, relieving each Fund of any federal excise tax or income tax liability.

F. Foreign Currency Translations: The books and records of the Sentinel International Equity Fund and Sentinel Capital Markets Income Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

     (1) market value of investment securities, assets and liabilities at the closing daily rate of exchange; and
     (2) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

     The Sentinel International Equity Fund and Sentinel Capital Markets Income Fund do not isolate the portion of gains and losses on investments in securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

G. Forward Foreign Currency Contracts: International Equity Fund and Capital Markets Income Fund may enter into forward foreign exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward contracts are valued at the forward rate and are marked-to-market daily. The change in the market value is recorded as an unrealized gain or loss. The Funds realize a gain or loss when the forward contract is closed or delivery of the currency. Risks may arise with respect to entering into forward contracts from potential inability of counterparties to meet the terms of the forward contracts and from unanticipated movements in value of foreign currencies relative to the U.S. dollar. A Fund's risk of loss from forward currency contracts may exceed the related amounts reflected on the Statement of Assets and Liabilities.

H. Repurchase Agreements: Each Fund may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. All repurchase agreements entered into by the Funds provide that the market value of the collateral underlying the repurchase agreement at the time of purchase, and each subsequent business day, will always be at least equal to 102% of the repurchase agreement amount including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

I. Options: When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and are subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds as writer of an option bear the market risk of an unfavorable change in the price of the security underlying the written option.

     There were no option transactions during the six months ended May 31, 2004.

J. Line of Credit: The Funds have obtained access to an unsecured line of credit of up to $30,000,000 from the custodian bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at the current overnight Federal Funds rate plus an additional 50 basis points. In addition, a commitment fee of 0.1% of the unused balance is paid annually to the custodian bank. Such amounts are considered insignificant during the current year period.

     At May 31, 2004 Sentinel Mid Cap Growth, Sentinel Flex Cap Opportunity and Sentinel Tax-Free Income Fund had outstanding balances of $429,300, $171,500 and $7,100 respectively against this line of credit. The average weighted interest rate was 1.5625%.

K. Other: Direct expenses of a Fund are charged to that Fund while common expenses of the Company are allocated proportionately based upon the Funds' respective average net assets or number of shareholder accounts.

     Allocation of expenses not allocated to a specific Class of each Fund are allocated on the basis of daily net assets or number of shareholder accounts, each on a pro rata basis, of each Class.

     Investment income, gains and losses (realized and unrealized) are allocated pro rata according to daily net assets of each Class of each Fund.

     Earnings credits are received from the custodian and dividend paying agent on cash balances and are reflected in the statement of operations as an expense offset. The ratio of expenses to average net assets as set forth in the Financial Highlights of each Fund has not been reduced by this offset.

     The ratio of net investment income to average net assets for each Fund is calculated utilizing the average shares method.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) Management Advisory Fee and Other Transactions with Affiliates:

Pursuant to the Investment Advisory Agreement (the "Agreement"), Sentinel Advisors, Co. ("SAC"), a Vermont general partnership whose general partners are National Retirement Plan Advisors, Inc. and Providentmutual Management Company, Inc., each an indirect wholly-owned subsidiary of National Life Insurance Company ("National Life"), HTK of Delaware, Inc. ("HTK"), an affiliate of The Penn Mutual Life Insurance Company ("Penn Mutual") and Sentinel Management Company ("SMC"), a Vermont general partnership whose general partners are affiliates of National Life and Penn Mutual, provides general supervision of the Funds' investments as well as certain administrative and related services. As compensation in full for services rendered under its Advisory Agreement, the Funds paid SAC during the period a monthly fee determined as follows: (1) With respect to Sentinel Flex Cap Opportunity Fund: 0.75% per annum on the first $500 million of average daily net assets; 0.70% per annum on such assets in excess of $500 million. (2) With respect to Sentinel Small Company, Sentinel Mid Cap Growth, Sentinel International Equity and Sentinel Balanced Funds: 0.70% per annum on the first $200 million of aggregate average daily net assets of such Funds; 0.65% per annum on the next $100 million of such assets; 0.60% per annum on the next $100 million of such assets; and 0.55% per annum on such assets in excess of $400 million. (3) With respect to Core Mid Cap Fund: 0.75% per annum on the first $500 million of average net assets, and 0.70% per annum on assets in excess of $500 million. (4) With respect to Sentinel Growth Index Fund: 0.30% per annum on the average daily net assets. (5) With respect to Sentinel Common Stock Fund: 0.55% per annum on the average daily net assets of the Fund. (6) With respect to Sentinel High Yield Bond Fund: 0.75% per annum on the first $100 million of average daily net assets; 0.70% per annum on the next $100 million of such assets; 0.65% per annum on the next $100 million of such assets; and 0.60% per annum on such assets in excess of $300 million. (7) With respect to Sentinel Capital Markets Income Fund: 0.60% per annum on the average daily net assets of the Fund. (8) With respect to Sentinel Bond, Sentinel Tax-Free Income, Sentinel New York Tax-Free Income, Sentinel Government Securities and Sentinel Short Maturity Government Funds: 0.55% per annum on the first $200 million of aggregate average daily net assets of such Funds; 0.50% per annum on the next $200 million of such assets; and 0.45% per annum on such assets in excess of $400 million. (9) With respect to Pennsylvania Tax-Free Trust 0.55% per annum on the first $50 million of average daily net assets; 0.50% per annum on the next $50 million of such assets; and 0.45% per annum on such assets in excess of $100 million. (10) With respect to Sentinel U.S. Treasury Money Market Fund: 0.40% per annum on the first $300 million of average daily net assets; and 0.35% per annum on such assets in excess of $300 million.

     With respect to Sentinel International Equity Fund, SAC has entered into a sub-advisory agreement with INVESCO Global Asset Management (N.A.), Inc. Pursuant to such agreement, INVESCO provides SAC with a continuous investment program consistent with Sentinel International Equity Fund's investment objectives and policies. The sub-advisory agreement provides for a fee to be paid by SAC to INVESCO of the greater of (a) a monthly fee equal to 0.375% per annum of the average daily net assets of Sentinel International Equity Fund up to $500 million and 0.30% per annum of such average net assets in excess of $500 million, or (b) $20,000 per annum.

     With respect to Sentinel High Yield Bond Fund and Sentinel Capital Markets Income Fund, SAC has entered into a sub-advisory agreement with Evergreen Investment Management Company ("Evergreen"). Pursuant to such agreement, Evergreen provides SAC with a continuous investment program consistent with Sentinel High Yield Bond Fund's investment objectives and policies. The sub-advisory agreement provides for a fee from SAC to Evergreen equal to one half of the fee paid by Sentinel High Yield Bond Fund to SAC, provided that the fee paid by SAC to Evergreen will always be at least 0.35% per annum of the average daily net assets. With regards to Sentinel Capital Markets Income Fund, Sentinel Advisors pays Evergreen a sub-advisory fee equal to 0.25% per annum of the average daily value of the net assets.

     With respect to Sentinel Flex Cap Opportunity Fund, Fred Alger Management, Inc. provided a continuous investment program consistent with the Flex Cap Opportunity Fund's stated investment objectives and policies under a subadvisory agreement which terminated on December 31, 2003. Under the agreement, the Advisor paid a fee to Alger equal to 0.50% per annum of the average daily net assets.

     All Funds (except Sentinel U.S. Treasury Money Market Fund) have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. These distribution plans are herein referred to as the "A Plans". Each of the Funds Class B shares (except Sentinel U.S. Treasury Money Market Fund) has also adopted a distribution plan applicable to its Class B shares. These plans are herein referred to as the "B Plans". Each of the Funds Class C shares has also adopted a Class C distribution plan applicable to its Class C shares referred to as the "C Plans". The Sentinel Balanced Fund Class D has adopted a distribution plan referred to as the "D Plan".

     Under the A Plans, each participating Fund pays to Sentinel Financial Services Company (the "Distributor") a monthly fee at the maximum annual rate of
(a) 0.30% of average daily net assets relating to A shares outstanding in the case of the Sentinel Flex Cap Opportunity, Sentinel Small Company, Sentinel Mid Cap Growth, Sentinel Core Mid Cap, Sentinel International Equity, Sentinel Common Stock, Sentinel Balanced and Sentinel Capital Markets Income Funds, (b) 0.20% of average daily net assets relating to A shares outstanding in the case of the Sentinel Growth Index, Sentinel High Yield Bond, Sentinel Bond, Sentinel Tax-Free Income, Sentinel New York Tax-Free Income, Sentinel Pennsylvania Tax-Free Trust and Sentinel Government Securities Funds or (c) 0.35% of average daily net assets relating to A shares outstanding in the case of the Sentinel Short Maturity Government Fund. Such fees are used to reimburse the Distributor for expenses incurred in connection with distribution and promotion of the shares of each participating Fund. The Growth Index Fund Class A shares are not assessed a distribution fee in respect to the seed money and exchange money from separate accounts owned by National Life Insurance Company. This will result in an overall Rule 12b-1 fee to this class of less than 0.20%. Both Sentinel Capital Markets Income Fund and Sentinel Core Mid Cap Class A, B and C shares are not assessed a distribution fee in respect to the seed money shares owned by National Life Insurance Company. This will result in an overall Rule 12b-1 fee to these classes of less than 0.30%, 1.00% and 1.00% respectively, for so long as National Life maintains its investment in these share classes.

     Under the Plan applicable to the Class B shares, the Class B shares of each of the Flex Cap Opportunity, Common Stock, Balanced, Mid Cap Growth, Core Mid Cap, Small Company, International Equity, Capital Markets Income, High Yield and Bond Funds pays to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets, of which up to 0.25% shall be for service fees to broker-dealers, and the remaining 0.75% shall be for the recovery of the initial sales commissions paid by the Distributor at the time of sales of Class B shares, together with the cost of financing such payments, and for the other distribution, sales and marketing expenditures applicable to the Class B shares. The Class B shares of the Sentinel Growth Index Fund pays to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets.

     Under the Plan applicable to the Class C shares, the Class C shares of each of the Flex Cap Opportunity, Mid Cap Growth, Core Mid Cap, Small Company, Growth Index, Common Stock, Balanced, International Equity, Capital Markets Income and High Yield Bond Funds pays to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets, of which 0.75% is distribution fee and 0.25% service fee. In the first year after the purchase this fee will be applied to recover the initial sales commission of 1.00% paid by the Distributor to the selling dealer. In subsequent years, the entire 1.00% will be paid to the selling dealer as additional commission and/or service fees.

     Under the Plan Applicable to Balanced Fund Class D shares, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets. Distribution fees are not assessed on National Life Insurance Company's investment in this class of shares. This results in an overall Rule 12b-1 fee of less than 0.75%.

     These asset-based fees, excepting the service fee component, are subject to aggregate limits imposed by the National Association of Securities Dealers, Inc.

     The Distributor will not be reimbursed for any unreimbursed eligible expenses from any other Fund, or in any future year from any of the Plans.

     The Distributor also receives a sales charge added to the net asset value received by the Company on the sale of its Class A shares. This compensation is not an expense of the Company and does not affect its operating results. The Distributor has advised the Company that it received sales charges aggregating $4,007,181 for the six months ended May 31, 2004. The Company has been advised that the total distribution charges retained by the Distributor on the sale of shares amounted to $311,134 after allowances of $866,736 to Equity Services, Inc., and $50,351 to Hornor, Townsend & Kent, Inc. ("HTK") and $48,985 to Janney Montgomery Scott, Inc. ("JMS"), affiliates of Penn Mutual, and $2,729,975 to other investment dealers. During this same period, the Distributor received $79,981 in contingent deferred sales charges from certain redemptions of Class A shares, $463,216 in contingent deferred sales charges from redemptions of Class B shares, $28,680 in contingent deferred sales charges from redemptions of Class C shares and $8,730 in contingent deferred sales charges from redemptions of Class D shares.

     During the period the Company transacted purchases and sales of portfolio securities through JMS for which they received $9,545 in brokerage commissions. In addition JMS acted as dealer on certain purchases of shares of the Company for which it received dealer's concessions noted above.

     Each director of Sentinel Group Funds who is not an employee of the advisor or an affiliated company is paid an annual fee of $18,000 plus $2,250 for each meeting of the Board of Directors attended. In regards to Pennsylvania Tax-Free Trust, each trustee who is not an employee of the adviser or an affiliated company is paid an annual fee of $2,500 plus $200 for each Board of Trustees meeting attended. Certain directors of the Funds have chosen to have their fees deferred in accordance with the Funds' deferred compensation plan. These amounts are included in Directors' fees and expenses and Deferred compensation expenses on the Statement of Operations and Statement of Assets and Liabilities, respectively. Directors are reimbursed for travel and other out-of-pocket expenses incurred in attending such meetings.

     Pursuant to the Fund Services Agreement with Sentinel Administrative Service Company ("SASC"), a Vermont general partnership whose general partners are Sentinel Administrative Service Corporation, an indirect wholly-owned subsidiary of National Life, HTK and SMC, the Funds receive fund accounting and financial administrative services, transfer agent services and investor services, all of which are coordinated with other services which the Funds have contracted for with outside providers. Total fees for the six months ended May 31, 2004 were $2,590,699.

     SAC has voluntarily agreed to refund its fee to the extent necessary to prevent the overall aggregate expense ratio of the Funds' Class A shares and Sentinel Pennsylvania Tax-Free Trust (excluding the Sentinel International Equity Fund) from exceeding 1.30% of average daily net assets in any fiscal year. The aggregate expense ratio of the Funds' Class B, C and D shares (excluding the Sentinel International Equity Fund) would also be reduced proportionately. Although SAC has no present intention to do so, this arrangement may be terminated at any time. Expenses for the fiscal year ended November 30, 2003 did not exceed 1.30% of its average daily net assets, attributable to Class A shares of such Funds.

     For the period March 30, 2003 through March 30, 2004 Sentinel Advisors voluntarily agreed to reimburse the following Funds for advisory fees or other expenses necessary to limit these Fund's overall expense ratios.

     .    Short Maturity Government Fund Class A shares 0.82%
     .    New York Tax-Free Income Class A shares 0.75%

     Effective March 31, 2004 Sentinel Advisors has voluntarily agreed to reimburse the following Fund for advisory fees or other expenses necessary to limit this Fund's overall expense ratio, after expense offset, (i.e. net of certain credits against Fund expenses) to the following:

     .    Short Maturity Government Fund Class A shares 0.95%

     With respect to the Sentinel Growth Index Fund Class A, Sentinel Advisors voluntarily waives advisory fees and other expenses to the extent necessary to limit the overall expense ratio to 0.65%. Sentinel Advisors currently intends to continue this fee waiver indefinitely: however, it may change or terminate the fee waiver at any time after November 30, 2004.

     In case of the Sentinel Growth Index Fund, the reimbursement of advisory fees will also benefit both the Class B and Class C shares of Sentinel Growth Index Fund.

     For the six months ended May 31, 2004, the total amount reimbursable to Sentinel Growth Index Class A was $39,180 Sentinel Growth Index Class B $8,642 Sentinel Growth Index Class C $1,082, Sentinel New York Tax-Free Class A $13,159, and Sentinel Short Maturity Government Fund Class A $352,666. In addition, Sentinel U.S. Treasury Money Market Class B is being reimbursed for Blue Sky registration fees that only pertain to that class and both Class A and Class B are being reimbursed for certain transfer agency fees. That reimbursable amount totals $3,647 for Class A and $9,408 for Class B.

     As of May 31, 2004, National Life, Penn Mutual and their affiliates, and members of the Vermont general partnerships held ownership of the Funds as follows:

                                                                     Approximate
                                                                     % Ownership
                                                                     -----------
Sentinel Growth Index Fund - Class A                                     21%
Sentinel Balanced Fund - Class D                                         50%
Sentinel Capital Markets Income Fund - Class A                           18%
Sentinel Capital Markets Income Fund - Class B                           10%
Sentinel Capital Markets Income Fund - Class C                           20%
Sentinel Core Mid Cap Fund - Class A                                     63%
Sentinel Core Mid Cap Fund - Class B                                     23%
Sentinel Core Mid Cap Fund - Class C                                     23%
Sentinel U.S. Treasury Money Market Fund - Class A                       12%
Sentinel U.S. Treasury Money Market Fund - Class B                        2%

(3) Investment Transactions:

Purchases and sales of investment securities (excluding short-term obligations) for the six months ended May 31, 2004 were as follows:

                            Purchases of                    Sales of
                             other than    Purchases of    other than
                                U.S.           U.S.           U.S.       Sales of U.S.
                             Government     Government     Government      Government
                             direct and     direct and     direct and      direct and
                               agency         agency         agency          agency
           Fund              obligations    obligations    obligations    obligations
-------------------------   ------------   ------------   ------------   -------------
Flex Cap Opportunity ....   $ 43,273,548   $         --   $ 42,879,894    $         --
Small Company ...........    416,037,119             --    239,279,674              --
Mid Cap Growth ..........     64,111,596             --     66,144,765              --
Core Mid Cap ............      7,619,419             --        217,764              --
International Equity ....     15,488,825             --     15,771,602              --
Growth Index ............      8,632,773             --      6,814,460              --
Common Stock ............    333,447,373             --    332,428,425              --
Balanced ................     57,924,870    316,326,782     55,797,872     307,508,643
High Yield Bond .........     65,493,447             --     74,575,087              --
Capital Markets .........     35,150,218     22,803,987     27,773,678      18,890,056
Bond ....................      4,472,530    166,465,988     14,119,990     159,135,928
Tax-Free ................     10,246,745             --     13,436,722              --
N.Y. Tax-Free ...........      1,097,267             --      4,858,246              --
PA Tax-Free .............      1,916,477             --      3,388,700              --
Government ..............             --    284,317,596             --     283,918,725
Short Maturity ..........             --    328,883,567             --     362,024,397

(The Sentinel U.S. Treasury Money Market Fund invests only in short-term obligations.)

     For Federal income tax purposes, the Company has capital loss carryforwards at November 30, 2003 as follows:

Capital Loss Carryforward

                                                                     Expiring in
                                                                     -----------
Sentinel Flex Cap Opportunity                          $14,816,106    11/30/2008
                                                        20,962,297    11/30/2009
                                                        11,222,962    11/30/2010
                                                       -----------
                                               Total   $47,001,365
                                                       ===========

Sentinel Mid Cap Growth                                $36,945,344    11/30/2009
                                                        46,931,295    11/30/2010
                                                       -----------
                                               Total   $83,876,639
                                                       ===========

Sentinel International Equity                          $ 4,054,897    11/30/2011
                                                       ===========

Sentinel Growth Index                                  $ 1,377,084    11/30/2008
                                                        15,095,408    11/30/2009
                                                         9,840,676    11/30/2010
                                                         4,665,432    11/30/2011
                                                       -----------
                                               Total   $30,978,600
                                                       ===========

Sentinel High Yield Bond                               $ 1,049,872    11/30/2006
                                                         4,543,183    11/30/2007
                                                         5,502,189    11/30/2008
                                                        11,485,809    11/30/2009
                                                         2,122,093    11/30/2010
                                                       -----------
                                               Total   $24,703,146
                                                       ===========

Sentinel Bond                                          $ 1,917,944    11/30/2007
                                                         6,075,636    11/30/2008
                                                       -----------
                                               Total   $ 7,993,580
                                                       ===========

Sentinel N.Y. Tax Free                                 $   129,306    11/30/2007
                                                            10,660    11/30/2008
                                                             5,151    11/30/2009
                                                       -----------
                                               Total   $   145,117
                                                       ===========

Sentinel PA Tax-Free Trust                             $   137,049    11/30/2008
                                                            24,460    11/30/2009
                                                       -----------
                                               Total   $   161,509
                                                       ===========

Sentinel Government Securities                         $ 3,183,229    11/30/2007
                                                           405,855    11/30/2008
                                                       -----------
                                               Total   $ 3,589,084
                                                       ===========

Sentinel Short Maturity Government                     $    83,225    11/30/2004
                                                           166,838    11/30/2005
                                                         1,566,785    11/30/2007
                                                           748,798    11/30/2008
                                                         1,372,649    11/30/2010
                                                         9,464,512    11/30/2011
                                                       -----------
                                               Total   $13,402,807
                                                       ===========

     During the year ended November 30, 2003, the Funds utilized capital losses as follows:

               Capital losses
    Fund          utilized
------------   --------------
Common Stock     $  282,289
Balanced          3,274,727
Bond              1,506,802

     It is unlikely that a capital gains distribution will be paid to shareholders of the Funds until net gains have been realized in excess of such capital loss carryforwards or the carryforwards expire.

(4) Fund Shares:

At May 31, 2004, 2 billion shares of one cent par value were authorized. There are 1.35 billion shares allocated to the various Funds as Class A shares, 330 million shares allocated to the various Funds as Class B shares, 160 million shares allocated to the various Funds as Class C shares and 20 million shares allocated to Sentinel Balanced Fund Class D shares.

Authorized Shares Outstanding at May 31, 2004

         Class A                                                  Authorized
           Fund                                              Shares Outstanding*
           ----                                              -------------------
Flex Cap Opportunity                                               20,000,000
Small Company                                                     160,000,000
Mid Cap Growth                                                     25,000,000
Core Mid Cap                                                       20,000,000
International Equity                                               15,000,000
Growth Index                                                       20,000,000
Common Stock                                                       75,000,000
Balanced                                                           40,000,000
High Yield Bond                                                    20,000,000
Capital Markets Income                                             20,000,000
Bond                                                               30,000,000
Tax-Free Income                                                    25,000,000
New York Tax Free Income                                           20,000,000
Government Securities                                              40,000,000
Short-Maturity Government                                          70,000,000
U.S. Treasury                                                     750,000,000
                                                                -------------
                                                                1,350,000,000
                                                                =============

* Pennsylvania Tax-Free Trust has unlimited authorized shares.

         Class B
           Fund
           ----
Flex Cap Opportunity                                               20,000,000
Small Company                                                      40,000,000
Mid Cap Growth                                                     10,000,000
Core Mid Cap                                                       10,000,000
International Equity                                               20,000,000
Growth Index                                                       20,000,000
Common Stock                                                       20,000,000
Balanced                                                           20,000,000
High Yield Bond                                                    20,000,000
Capital Markets Income                                             10,000,000
Bond                                                               20,000,000
Tax-Free Income                                                    20,000,000
U.S. Treasury                                                     100,000,000
                                                                -------------
                                                                  330,000,000
                                                                =============

         Class C
           Fund
           ----
Flex Cap Opportunity                                               20,000,000
Small Company                                                      40,000,000
Mid Cap Growth                                                     20,000,000
Core Mid Cap                                                       10,000,000
International Equity                                               10,000,000
Growth Index                                                       20,000,000
Common Stock                                                       10,000,000
Balanced                                                           10,000,000
High Yield Bond                                                    10,000,000
Capital Markets Income                                             10,000,000
                                                                -------------
                                                                  160,000,000
                                                                =============

         Class D
           Fund
           ----
Balanced                                                           20,000,000
                                                                -------------
Total allocated shares                                          1,860,000,000
                                                                =============
Unallocated shares                                                140,000,000
                                                                =============

     Proceeds from sales and payments for redemptions on Fund shares as shown in the statement of changes in net assets are represented by the following number of shares:

                                                                                           Net
                                                     Shares issued in                    increase
                                                      reinvestment of                   (decrease)
                                                       dividends and       Shares       in shares
Fund                                   Shares sold     distributions     reacquired    outstanding
----                                   -----------   ----------------   -----------   -------------
Six Months Ended 5/31/04
Flex Cap Opportunity - A ...........       613,044              --          557,080        55,964
Flex Cap Opportunity - B ...........       232,151              --          306,288       (74,137)
Flex Cap Opportunity - C ...........        57,790              --           95,624       (37,834)
Small Company - A ..................    36,215,580       1,237,044       14,784,892    22,667,732
Small Company - B ..................     3,936,956         240,734        1,252,331     2,925,359
Small Company - C ..................     7,045,285         182,196        1,014,114     6,213,367
Mid Cap Growth - A .................       925,112              --        1,007,908       (82,796)
Mid Cap Growth - B .................       193,334              --          294,252      (100,918)
Mid Cap Growth - C .................        45,934              --           13,770        32,164
Core Mid Cap - A* ..................       382,468              --            1,922       380,546
Core Mid Cap - B* ..................        26,975              --            5,517        21,458
Core Mid Cap - C* ..................        21,961              --                9        21,952
International Equity - A ...........       837,994          53,401          691,459       199,936
International Equity - B ...........       108,352              --          161,906       (53,554)
International Equity - C ...........       118,808              --           65,811        52,997
Growth Index - A ...................       484,605          15,935          354,155       146,385
Growth Index - B ...................        56,596              --          113,206       (56,610)
Growth Index - C ...................        50,791              --            4,588        46,203
Common Stock - A ...................     1,360,274       2,096,894        2,085,612     1,371,556
Common Stock - B ...................       165,556         174,083          435,631       (95,992)
Common Stock - C ...................        33,746          14,098           27,728        20,116
Balanced - A .......................     1,202,525         397,307        1,132,462       467,370
Balanced - B .......................       187,612          54,825          337,219       (94,782)
Balanced - C .......................        78,985           8,089           40,331        46,743
Balanced - D .......................       677,883          15,751           46,508       647,126
High Yield - A .....................     4,762,520         251,715        4,051,753       962,482
High Yield - B .....................       413,492          87,608        1,641,510    (1,140,410)
High Yield - C .....................       301,197          35,827          236,384       100,640
Capital Markets Income - A .........     1,193,555          51,560          564,073       681,042
Capital Markets Income - B .........       311,397          12,221           60,597       263,021
Capital Markets Income - C .........       242,654           6,604           26,581       222,677
Bond - A ...........................     1,128,236         186,011        1,279,942        34,305
Bond - B ...........................       164,639          48,115          783,294      (570,540)
Tax-Free ...........................       261,396          66,310          716,358      (388,652)
N.Y. Tax-Free ......................        69,974          28,824          395,640      (296,842)
Pennsylvania Tax-Free ..............        30,878          21,805          105,321       (52,638)
Government .........................     1,433,119         179,866        1,624,069       (11,084)
Short Maturity .....................     7,267,826         674,540       11,256,034    (3,313,668)
U.S. Treasury - A ..................    66,865,606          73,740       60,212,444     6,726,902
U.S. Treasury - B ..................     2,122,489           1,173        2,569,628      (445,966)

Year Ended 11/30/03
Flex Cap Opportunity - A ...........     1,892,245              --        1,813,367        78,878
Flex Cap Opportunity - B ...........       546,003              --          629,276       (83,273)
Flex Cap Opportunity - C ...........        88,108              --          130,389       (42,281)
Small Company - A ..................    58,120,274              --       15,797,008    42,323,266
Small Company - B ..................     7,261,259              --        2,908,814     4,352,445
Small Company - C ..................     9,620,375              --          827,997     8,792,378
Mid Cap Growth - A .................     2,388,451              --        2,913,365      (524,914)
Mid Cap Growth - B .................       376,018              --          622,295      (246,277)
Mid Cap Growth - C .................       298,672              --          316,353       (17,681)
International Equity - A ...........     4,280,103         130,631        4,543,412      (132,678)
International Equity - B ...........       157,946           9,793          430,485      (262,746)
International Equity - C ...........        53,467             780           35,535        18,712
Growth Index - A ...................       945,436          10,934          730,576       225,794
Growth Index - B ...................       141,387              --          154,723       (13,336)
Growth Index - C ...................        45,151              --           17,158        27,993
Common Stock - A ...................     2,489,854         194,642        4,361,523    (1,677,027)
Common Stock - B ...................       390,191           1,045        1,109,125      (717,889)
Common Stock - C ...................        52,855              44           53,274          (375)
Balanced - A .......................     2,676,533         201,555        2,739,842       138,246
Balanced - B .......................       396,049          19,831          892,763      (476,883)
Balanced - C .......................        69,800           1,632           76,971        (5,539)
Balanced - D .......................       176,758           2,322           86,925        92,155
High Yield - A .....................    11,676,172         398,206        3,974,842     8,099,536
High Yield - B .....................     1,998,967         210,514        3,068,555      (859,074)
High Yield - C .....................     1,373,770          62,881          403,741     1,032,910
Capital Markets Income - A** .......     3,601,753          34,111          245,470     3,390,394
Capital Markets Income - B** .......       812,180           7,413           38,152       781,441
Capital Markets Income - C** .......       550,749           4,207           41,784       513,172
Bond - A ...........................     2,731,886         363,903        3,708,621      (612,832)
Bond - B ...........................       924,344         112,862        1,640,276      (603,070)
Tax-Free ...........................     1,018,622         137,543        1,441,394      (285,229)
N.Y. Tax-Free ......................       732,417          57,607          372,433       417,591
Pennsylvania Tax-Free ..............       142,399          54,822          391,835      (194,614)
Government .........................     4,784,781         396,660        5,643,418      (461,977)
Short Maturity .....................    30,004,361       1,321,586       19,135,939    12,190,008
U.S. Treasury - A ..................   151,533,219         270,112      169,428,497   (17,625,166)
U.S. Treasury - B ..................     7,428,868          19,095       11,449,508    (4,001,545)

(5) Post Retirement Benefits:

The Company provides certain health care and life insurance benefits to its retirees. At May 31, 2004 the projected obligation for such benefits had been accrued.

(6) Subsequent Events:

Commencing June 1, 2004, the Sentinel Small Company Fund was closed to new investors in all share classes. In addition, shareholders of the other Sentinel Funds will not be permitted to exchange shares of other Sentinel Funds for shares of the Small Company Fund. Management believes it is in the best interest of the Small Company Fund's shareholders to reduce the volume and pace of assets moving into the Fund.

     On July 1, 2004, the Fund Distributor was notified by the National Association of Securities Dealers, Inc. (NASD) that the NASD had made a preliminary determination that a disciplinary action be brought against the Funds' Distributor arising from alleged excessive short term trading losses for the period from October 1, 2000 to October 31, 2003. The Funds would not be a party to any such proceeding, and would bear no associated costs. Based on the Fund Distributor's current expectations, it is likely that the Fund Distributor will reimburse the Funds as follows:

     International Equity Fund   $636,130
     Bond Fund                     10,098
     High Yield Bond Fund           3,945

     The above amounts are equivalent to approximately $.09, $.00 and $.00, per share for the International Equity Fund, Bond Fund and High Yield Bond Fund, respectively.

*Commenced operations March 25, 2004.
***Commenced operations March 10, 2003.

                    Information and Services for Shareholders

Portfolio Proxy Voting Guidelines

Sentinel Funds portfolio proxy voting guidelines are available without charge on-line at www.sentinelfunds.com and at www.sec.gov, or by calling 1-800-282-FUND (3863).

How to contact Sentinel

By telephone. Getting in touch with Sentinel is as easy as making a telephone call, or going on the internet.

     You can contact Sentinel Investor Services 24 hours a day by calling 1-800-282-FUND (3863). During normal Eastern Time business hours you may choose to speak with an Investor Services representative, or access OnCall 24, Sentinel's account interaction service.

     The OnCall 24 menu provides quick, easy voice response or telephone keypad access to a broad selection of Sentinel's most important information and services anytime of the day or night.

Over the internet. If you prefer, you may access Sentinel service and account information at www.sentinelfunds.com on the internet.

     You'll find complete information about Sentinel products, services, performance and prices. In addition, you'll also find a wealth of educational information designed to help you make informed investment decisions.

By mail. Please be sure to include your name, address, account number and all other pertinent information. Mail your inquiry to the Sentinel Funds at these addresses:

Postal Deliveries:          Express Deliveries:
Sentinel Funds              Sentinel Funds
P.O. Box 1499               One National Life Drive
Montpelier, VT 05601-1499   Montpelier, VT 05601

How to invest

To open a new account. Complete the application in the prospectus which also contains additional information about the Funds.

To add shares. You may add shares to the same fund you own by sending a check directly to Sentinel Administrative Service Company.

To invest automatically. Sentinel offers a number of ways to invest automatically.

     To transfer money periodically from your checking or savings account into any Sentinel fund:

     . Decide how much you would like to transfer. You may open an Automatic Investment Plan account with as little as $50 as long as you reach a minimum balance of $1,000 within two years. (Sentinel Growth Index Fund and Sentinel Capital Markets Income Fund Automatic Investment Plan minimums: $100 initial, $100 subsequent.)
     .    Decide the frequency of your investment.
     . Shares will be purchased on or about the 5th of the month unless otherwise specified. You will receive a confirmation of your automated transactions quarterly by mail.
     . You can also choose to have the amount of your Automatic Investment Plan investments increase by any percentage or dollar amount you specify. Increases can occur annually, semiannually, quarterly or monthly. Changes to the Plan may be made over the phone.

     There is no charge for these services.

To dollar cost average. When you transfer the same dollar amount through the Automatic Investment Plan on a regular basis, you "dollar cost average." This means you buy more shares when prices are low and fewer when prices are high. Assuming you continue the program over time, this can reduce your average cost per share. Dollar cost averaging does not guarantee a profit or protect against loss in a constantly declining market. If the strategy is discontinued when the value of shares is less than their cost, a loss may be incurred. That's why you should consider your ability to continue such a program through periods of declining markets. To establish a dollar cost averaging plan:

     . Complete the Electronic Funds Transfer section of the Application and select your frequency of investment.
     .    Allow at least one month for your first transfer to be made.

To invest by telephone. The Telephone Investment Service enables you to move money directly from your bank account to a Sentinel fund of your choice, automatically and at no charge. To have access to the Telephone Investment
Service:

     .    Complete the Telephone Investment Service section of the Application.
     . You may use the Telephone Investment Service to transfer any amount from $50 to $50,000. Just call Sentinel Investor Services.

To invest on the internet. To invest with Sentinel over the internet, simply access your account on our website at www.sentinelfunds.com and follow the easy instructions you'll find there.

The Government Direct Deposit Privilege. The Government Direct Deposit Privilege enables you to purchase Fund shares automatically via direct deposit of your federal salary, Social Security or certain veterans, military or other payments from the federal government. You may choose to deposit any amount from these payments (minimum of $50.00). To enroll you must complete and return a Direct Deposit Sign-Up Form to Sentinel for each type of payment to be deposited. Contact Sentinel or the appropriate federal agency for forms. Note that death or legal incapacity will terminate participation, and that should you wish to terminate participation you'll need to provide written notification to the appropriate federal agency.

Payroll Savings Plan. The Payroll Savings Plan enables you to purchase Fund shares automatically on a regular basis (minimum of $50.00 per transaction). Depending upon your employer's direct deposit program, you may have part or all of your paycheck invested in your existing Sentinel account electronically through the Automated Clearing House system each pay period. To begin you'll need to file an authorization form, available from Sentinel Service, with your employer's payroll department. Note that you may change amounts or cancel the Plan only by written notification to your employer.

How to exchange shares among Sentinel funds

To make a telephone exchange. Call Investor Services before the close of business on any day the New York Stock Exchange is open, to receive the net asset value (share price with no sales charge) at the close of that business day.

     . There is no charge for telephone exchanges. The minimum transaction is $1,000 unless exchanging to a fund you already own.
     . No sales charge applies, except when new shares are exchanged from the U.S. Treasury Money Market Fund to another Sentinel fund.
     . New assets must remain in an account for a minimum of 15 days before they can be exchanged to another fund.
     .    Accounts must be identically registered.

To exchange on the internet. To exchange shares over the internet, simply access your account on our website at www.sentinelfunds.com and follow the easy instructions you'll find there. Note that all transaction requests made after the close of business on any day the New York Stock Exchange is open will reflect prices at the close of the next business day.

To make a mail exchange. Explain the exchange you would like to make in writing and mail it to Sentinel. The exchange will take place on the day your request is received in good order.

To make Systematic Exchanges. You may ask to have shares liquidated in one Sentinel fund and purchased in one or more other Sentinel funds automatically every month. There is no charge for this service, and accounts need not be identically registered.

How to make changes

Registration. Call Investor Services for instructions.

Address. Call Investor Services - or complete the address change section on the back of your account statement and return in the post-paid return envelope. You may also change your address over the internet at www.sentinelfunds.com.

The Reinstatement Privilege. If you redeem shares, or receive a dividend or capital gain distribution in cash and later want to reinvest that same amount, you may do so within 365 days at no sales charge.

How to redeem shares

By telephone. Call before the close of business on any day the New York Stock Exchange is open to redeem shares at that day's closing net asset value.

To redeem on the internet. To redeem shares over the internet, simply access your account on our website at www.sentinelfunds.com and follow the easy instructions you'll find there. Note that all transaction requests made after the close of business on any day the New York Stock Exchange is open will reflect prices at the close of the next business day.

By Systematic Withdrawal Plan. A Systematic Withdrawal Plan (SWP) allows you to specify an amount or a percentage to be mailed to you regularly or deposited directly to your bank account. Accounts must have a minimum balance of $5,000 to qualify (except in Sentinel U.S. Treasury Money Market Fund).

     . Note that to provide this income, the fund sells shares. If the amount of the Systematic Withdrawal Plan exceeds the fund's growth rate, withdrawals may deplete principal. Redemptions may reduce or even eventually exhaust your account.
     . For retirement accounts with American Guaranty & Trust Company (AG&T) serving as custodian, Systematic Withdrawal Plans based on a life-expectancy or fixed percentage are available.

By free check writing. Available on Class A shares of Sentinel High Yield, Bond, Government Securities, Short Maturity Government, Tax-Free, New York Tax-Free, Pennsylvania Tax- Free and U.S. Treasury Money Market funds only.

     . The minimum amount per check is $500 ($250 for the U.S. Treasury Money Market Fund). Shares are redeemed to cover the amount of the check on the day the check is presented for payment.
     .    There is no maximum number of checks per month.
     .    Note that check writing is not available on retirement plan accounts.

Other services, features and information

Automatic reinvestment. Dividends and/or capital gains may be automatically reinvested at net asset value (share price with no sales charge) in additional shares of the same fund or in the same class of another Sentinel fund.

Distributions. You may receive distributions in cash (check), or have them deposited directly to your bank account.

Retirement accounts. Sentinel funds may be used as investment vehicles for your tax-deferred retirement plan. For an application and custodial agreement, call your financial advisor or Sentinel Service.

Confirmations. Every time a transaction takes place in your account, you will receive a confirmation of activity. Automated transactions are confirmed quarterly.

Portfolio Statements. The Portfolio Statement consolidates all accounts with the same Tax Identification Number (TIN) and ZIP code. Other shareholder accounts may be added upon request.

     .    You will receive your Portfolio Statement quarterly.
     . You will receive a statement in January which summarizes all account activity for the prior year.

Average cost basis statements. Average cost basis statements are available for certain types of accounts. Call Investor Services for information.

Calculating the value of your account. Your Portfolio Statement shows the value of your account. You may also find your account balance by multiplying your fund's net asset value (NAV) by the number of shares you own. Your fund's NAV will be found under the Mutual Fund heading in the Financial section of most major daily newspapers. If you prefer, you can also call Investor Services for your account balance information.

Trust services. A full range of trust instruments and professional trust management services are available through our affiliate, American Guaranty & Trust Company (AG&T). Established in 1914, AG&T is a Delaware-chartered company which, with its affiliates, currently holds approximately $1.3 billion in trust and retirement accounts.

Tax deferred retirement plans. Sentinel Service, as agent for American Guaranty & Trust Co., will act as custodian for:

     .    Individual Retirement Accounts (IRAs)
     .    SIMPLE IRAs
     .    403(b)(7) Plans
     .    Roth IRAs
     .    Roth Conversion IRAs
     .    Coverdell ESA
     .    SEP IRAs

Certificates. You can obtain certificates for your Sentinel Funds shares, but it's not recommended because you must return them when redeeming shares or changing ownership. Also, if certificates are lost or destroyed, you will have to purchase a surety bond from an insurance company to replace them.

Want more information about investing?

Ask your financial advisor or call. We'll be happy to send you more information on the fine Sentinel Companies products and services listed below:

     .    Payroll Savings Direct Deposit
     .    Government Direct Deposit
     .    Asset Allocation - An Investor's Guide
     .    Retirement Planning - The 30 Minute Strategy Kit
     .    403(b) Retirement Plan Kit
     .    Individual Retirement Accounts (IRA) and SIMPLE IRAs
     .    The Roth IRA
     .    Coverdell Education Savings Accounts
     .    The Sentinel Automatic Investment Plan
     .    American Guaranty & Trust Company trust services
     .    Dollar Cost Averaging
     .    Sentinel OnCall 24 automated account interaction service
     .    Sentinel SingleSource Remitter Service
     . Sentinel Destinations retirement plan administration control program for sponsors and administrators

                               Directors/Trustees

The same 10 persons serve as Directors of Sentinel Group Funds, Inc. and Trustees of Sentinel Pennsylvania Tax-Free Trust. Their names and other information about the nine independent Directors are set forth below.

                             Position(s)     Term of Office*                                         Number of
                              Held with       and Length of      Principal Occupation(s) During        Funds          Public
   Name, Age, Address         the Funds        Time Served               Past Five Years              Overseen     Directorships
--------------------------------------------------------------------------------------------------------------------------------
John D. Feerick (68)      Director/Trustee  Director/Trustee  Fordham University School of Law -   2 registered   Wyeth -
140 West 62nd Street                        since 1984        Dean, 1982 to 2002; Professor of     investment     Director, 1987
New York, New York                                            Law, 2002 to present; Trustee - New  companies      to present
10023                                                         York Medical College, 2000 to        consisting of
                                                              present; GHI - Director, 1999 to     17 portfolios
                                                              present; American Arbitration
                                                              Association - Former Director and
                                                              Chair
--------------------------------------------------------------------------------------------------------------------------------
Richard I.                Director/Trustee  Director/Trustee  Retired; Former Vice President and   2 registered
Johannesen, Jr. (69)                        since 1994        Manager - Bond Market Research       investment
87 Whitney Lane                                               Department, Salomon Brothers Inc.    companies
Stowe, Vermont 05672                                                                               consisting of
                                                                                                   17 portfolios
--------------------------------------------------------------------------------------------------------------------------------
Keniston P. Merrill       Director/Trustee  Director/Trustee  Retired; Former Chairman of the      2 registered
(67)                                        since 1987        Board of the Company, 1990 to        investment
Brainstorm Farm,                                              1997; Chairman of the Board of the   companies
P.O. Box 404                                                  Pennsylvania Fund, 1990 to 1997;     consisting of
Randolph, Vermont                                             Sentinel Advisors Company -          17 portfolios
05060                                                         Chairman and Chief Executive
                                                              Officer, 1993 to 1997; American
                                                              Guaranty & Trust Company -
                                                              Director, 1993 to 1997
--------------------------------------------------------------------------------------------------------------------------------
Deborah G. Miller         Director/Trustee  Director/Trustee  Enterprise Catalyst Group - Chief    2 registered   Libbey Inc.-
(55)                                        since 1995        Executive Officer, 1999 to present;  investment     Director, 2003
1117 Hamilton Avenue                                          Digital Equipment Corporation -      companies      to present
Palo Alto, California                                         Vice President-Americas Systems      consisting of
94301                                                         Business Unit, 1995 to 1998          17 portfolios
--------------------------------------------------------------------------------------------------------------------------------
John Raisian, Ph.D.       Director/Trustee  Director/Trustee  Hoover Institution at Stanford       2 registered
(55)                                        since 1996        University - Director and Senior     investment
Hoover Institution,                                           Fellow, 1991 to present; Director,   companies
Stanford University                                           Stanford Faculty Club, 1994 to       consisting of
Serra and Galvey Streets                                      present; Member of the Editorial     17 portfolios
Stanford, California                                          Board, Journal of Labor Research,
94305-6010                                                    1983 to present; Member, American
                                                              Economic Association, World Affairs
                                                              Council, Council of Foreign
                                                              Relations, National Association of
                                                              Scholars

* Each Director/Trustee serves until his or her successor is elected and qualified, until the March meeting of the Boards after the Director/Trustee attains age 72, or until his or her death, resignation, or removal as provided in the Funds' bylaws, charters or by statute.

                           Position(s)      Term of Office*                                           Number of
                            Held with        and Length of      Principal Occupation(s) During          Funds            Public
  Name, Age, Address        the Funds         Time Served              Past Five Years                 Overseen      Directorships
-----------------------------------------------------------------------------------------------------------------------------------
Nancy L. Rose (45)      Director/Trustee   Director/Trustee   Massachusetts Institute of            2 registered    Charles River
MIT Department of                          since 2003         Technology - Professor of             investment      Associates,
Economics                                                     Economics, 1985 to present;           companies       Inc. - Director,
50 Memorial Drive                                             National Bureau of Economic           consisting of   2004 to present
Cambridge,                                                    Research - Director of Industrial     17 portfolios
Massachusetts                                                 Organization Research Program,
02142-1347                                                    1990 to present
-----------------------------------------------------------------------------------------------------------------------------------
Richard H. Showalter    Director/Trustee   Director/Trustee   Dartmouth-Hitchcock Alliance and      2 registered
(57)                                       since 2003         Mary Hitchcock Memorial Hospital      investment
Dartmouth-Hitchcock                                           - Senior Vice President and Chief     companies
Medical Center                                                Financial Officer, 1985 to present;   consisting of
One Medical Center                                            Dartmouth-Hitchcock clinic -          17 portfolios
Drive                                                         Senior Vice President and Chief
Lebanon, New                                                  Financial Officer, 1999 to present;
Hampshire                                                     Dartmouth-Hitchcock Medical
03756                                                         Center - Treasurer, 1995 to present
-----------------------------------------------------------------------------------------------------------------------------------
Susan M.Sterne (58)**   Director/Trustee   Director/Trustee   Economic Analysis Associates, Inc.-   2 registered
5 Glen Court                               since 1990         President and Chief Economist,        investment
Greenwich,                                                    1979 to present                       companies
Connecticut                                                                                         consisting of
06830-4505                                                                                          17 portfolios
-----------------------------------------------------------------------------------------------------------------------------------
Angela E. Vallot (47)   Director/Trustee   Director/Trustee   Angela Vallot Management              2 registered
370 Riverside Drive,                       since 1996         Consulting, 2003 to present;          investment
Apt. 15E                                                      Colgate-Palmolive Company - Vice      companies
New York, New York                                            President - Global Workplace          consisting of
10025                                                         Initiatives, 2001 to 2003; Texaco,    17 portfolios
                                                              Inc. - Director of Stakeholder
                                                              Relations, 1997 to 2001; Of Counsel
                                                              - Law firm of Arent, Fox, Kintner,
                                                              Plotkin and Kahn, 1989-1997;
                                                              Associate - Law firm of Jones, Day,
                                                              Reavis and Pogue, 1985-1989;
                                                              Trustee of the District of Columbia
                                                              Retirement Board, 1992-1996

* Each Director/Trustee serves until his or her successor is elected and qualified, until the March meeting of the Boards after the Director/Trustee attains age 72, or until his or her death, resignation, or removal as provided in the Funds' bylaws, charters or by statute.
** Ms. Sterne's son is married to the daughter of John M. Grab, Jr., the Vice President of the Funds.

                                    Officers

Certain information relating to Thomas H. MacLeay, the Director/Trustee who is an "interested person" of the Funds as defined in the Investment Company Act, and to the other officers of the Funds, is set forth below. These individuals are interested persons of the Funds because of their positions with the investment adviser and the principal underwriter of the Funds, and their affiliates.

                           Position(s)     Term of Office***                                           Number of
                            Held with        and Length of        Principal Occupation(s) During         Funds           Public
  Name, Age, Address        the Funds         Time Served                 Past Five Years               Overseen     Directorships
----------------------------------------------------------------------------------------------------------------------------------
Thomas H. MacLeay       Chairman, and      Chairman since      National Life Group - Chairman of     2 registered
(55)                    Director/Trustee   2003                the Board and Chief Executive         investment
National Life Drive                                            Officer, 2002 to present; President   companies
Montpelier, Vermont                                            and Chief Operating Officer, 1996     consisting of
05604                                                          to 2001; National Life Insurance      17 portfolios
                                                               Company - Chief Financial Officer,
                                                               1991 to 1996; various investment
                                                               management, corporate planning and
                                                               financial roles, 1975 to 1991
----------------------------------------------------------------------------------------------------------------------------------
Kenneth R. Ehinger      President          President since     Sentinel Management Company -         2 registered
(50)                                       2003                President and Chief Executive         investment
National Life Drive                                            Officer since 2003; President and     companies
Montpelier, Vermont                                            Chief Operating Officer 2001 to       consisting of
05604                                                          2003; Sentinel Administrative         17 portfolios
                                                               Services Company and Equity
                                                               Services, Inc. - President and
                                                               Chief Executive Officer since 2001;
                                                               President and Chief Operating
                                                               Officer 1999 to 2001; American
                                                               Guaranty & Trust Company - Chairman
                                                               since 2003; Lincoln Financial
                                                               Advisors, Ft. Wayne, IN - Chief
                                                               Operating Officer, 1990 to 1999
----------------------------------------------------------------------------------------------------------------------------------
John M. Grab, Jr.,      Vice President     Vice President      Sentinel Management Company -         2 registered
C.P.A. (57)             and Chief          since 1988,         Senior Vice President, 1993 to        investment
National Life Drive     Financial          Chief Financial     present; Sentinel Administrative      companies
Montpelier, Vermont     Officer            Officer since       Service Company - Senior Vice         consisting of
05604                                      2002                President, 1993 to present; ESI -     17 portfolios
                                                               Senior Vice President and Chief
                                                               Financial Officer, 1988 to present;
                                                               American Institute of Certified
                                                               Public Accountants; The Vermont
                                                               Society of Certified Public
                                                               Accountants

*** Each Director/Trustee serves until his or her successor is elected and qualified, until the March meeting of the Boards after the Director/Trustee attains age 72, or until his or her death, resignation or removal as provided in the Funds' bylaws, charters or by statute. Each Officer is elected by, and serves at the pleasure of, the Boards of the Funds.

                           Position(s)     Term of Office***                                           Number of
                            Held with        and Length of        Principal Occupation(s) During         Funds           Public
  Name, Age, Address        the Funds         Time Served                 Past Five Years               Overseen     Directorships
----------------------------------------------------------------------------------------------------------------------------------
Thomas P. Malone        Vice President     Vice President      Sentinel Administrative Service       2 registered
(48)                    and Treasurer      and Treasurer       Company - Vice President, 1997 to     investment
National Life Drive                        since 1997          present; Assistant Vice President,    companies
Montpelier, Vermont                                            1990 to 1997; Sentinel Group          consisting of
05604                                                          Funds, Inc. - Vice President &        17 portfolios
                                                               Treasurer, 1997 to present;
                                                               Assistant Vice President, 1990 to
                                                               1997
----------------------------------------------------------------------------------------------------------------------------------
D. Russell Morgan       Secretary          Secretary since     National Life - Assistant General     2 registered
(49)                                       1988                Counsel, 2001 to present; Senior      investment
National Life Drive                                            Counsel, 2000 to 2001; Counsel,       companies
Montpelier, Vermont                                            1994 to 2000; ESI - Counsel, 1986     consisting of
05604                                                          to present; Sentinel Advisors         17 portfolios
                                                               Company - Sentinel Financial
                                                               Services Company - Sentinel
                                                               Administrative Service Company -
                                                               Counsel, 1993 to present

Investment Adviser                    Custodian and Dividend Paying Agent
Sentinel Advisors Company             State Street Bank - Kansas City

Principal Underwriter                 Transfer Agent, Shareholder Servicing
Sentinel Financial Services Company   Agent and Administrator
                                      Sentinel Administrative Service Company
Counsel
Sidley Austin Brown & Wood LLP

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP

The accompanying Financial Statements, including the Schedule of Investments, have not been examined by the Fund's independent accountants, PricewaterhouseCoopers LLP, and accordingly, they express no opinion thereon.

*** Each Director/Trustee serves until his or her successor is elected and qualified, until the March meeting of the Boards after the Director/Trustee attains age 72, or until his or her death, resignation or removal as provided in the Funds' bylaws, charters or by statute. Each Officer is elected by, and serves at the pleasure of, the Boards of the Funds.

                                 A Brief History

[GRAPHIC]

The Sentinel Family of Funds is one of America's oldest fund families. Its largest member, Sentinel Group Funds, Inc., was originally incorporated as Group Securities, Inc. in the state of Delaware on December 3, 1933. Designed as a series type of investment company, its main objectives were to offer shareholders the benefits of "group security investing" along with the ability to invest in individual industries or industrial groups readily and conveniently, each in the form of a single stock.

     Shares of 17 individual classes of stock were first offered to the public at $1.10 per share on January 12, 1934 - virtually at the bottom of the Great Depression.

     Following several additions and deletions, 21 classes of stock were maintained for an extended period of time. Subsequent consolidations, mergers and name changes combined the classes of stock into what are today the two original remaining funds in Sentinel Group Funds, Inc., Sentinel Common Stock Fund and Sentinel Balanced Fund. Sentinel Mid Cap Growth Fund and Sentinel Bond Fund were organized by National Life Insurance Company in 1969 and merged into the Sentinel Group in 1978. Seven more additions, Sentinel Government Securities Fund, Sentinel Tax-Free Income Fund, Sentinel High Yield Bond Fund, Sentinel Growth Index Fund, Sentinel Flex Cap Opportunity Fund, Sentinel Capital Markets Income Fund and Sentinel Core Mid Cap Fund were introduced on September 2, 1986, October 1, 1990, June 23, 1997, September 10, 1999, February 25, 2000, March 10,
2003 and March 25, 2004, respectively.

     In May, 1981, Sentinel Cash Management Fund, Inc. was organized as a no-load money market fund. Also organized as a series fund, the "Cash Fund" was was designed to operate independently of Sentinel Group Funds, Inc., while at the same time sharing the Group's management, distribution, transfer agent and other servicing and administrative arrangements.

     On March 1, 1993, National Life Insurance Company and Provident Mutual Life Insurance Company of Philadelphia entered into a joint venture arrangement which resulted in the merging of the nine ProvidentMutual Funds into the Sentinel Family of Funds. With the merger, three new classes of stock were added to Sentinel Group Funds, Inc., and a fourth new member of the broader Sentinel Family of Funds was added. The three new members of Sentinel Group Funds, Inc. were Sentinel Small Company Fund, Sentinel International Equity Fund and Sentinel U.S. Treasury Money Market Fund. The fourth new member of the Sentinel Family of Funds was Sentinel Pennsylvania Tax-Free Trust (the "Trust"). The Trust operates as a separate investment company with respect to Sentinel Group Funds, Inc., but shares management, distribution, fund accounting, transfer agent and other arrangements with the Sentinel Group. Also on March 1, 1993, Sentinel Cash Management Fund, Inc. was merged into the Sentinel U.S. Treasury Money Market Fund.

      On March 27, 1995, Penn Mutual Life Insurance Company joined National Life Insurance Company and Provident Mutual Life Insurance Company in their mutual fund operation. This resulted in the merging of seven funds of The Independence Capital Group of Funds into Sentinel Group Funds, Inc., and the creation of two new classes of stock - Sentinel New York Tax-Free Income Fund and Sentinel Short Maturity Government Fund.

     Effective June 30, 2002, Provident Mutual sold its interest in the partnership to National Life.

     The seventeen funds in the Sentinel Family of Funds, which includes the sixteen funds in Sentinel Group Funds, Inc., and the Sentinel Pennsylvania Tax-Free Trust, now represent net assets of $3.9 billion which are managed on behalf of shareholders in approximately 221,000 individual, corporate and institutional accounts. Shares are distributed by registered representatives and independent broker/dealers through Sentinel Financial Services Company, an affiliate of the partnership between National Life and Penn Mutual. Sentinel Advisors Company and Sentinel Administrative Service Company, which are also affiliates of the partnership, provide respective investment management and shareholder services to the funds.

[LOGO] Sentinel Funds
       Integrity Since 1934

Sentinel Flex Cap Opportunity Fund

Sentinel Small Company Fund

Sentinel Mid Cap Growth Fund

Sentinel Core Mid Cap Fund

Sentinel International Equity Fund

Sentinel Growth Index Fund

Sentinel Common Stock Fund

Sentinel Balanced Fund

Sentinel High Yield Bond Fund

Sentinel Capital Markets Income Fund

Sentinel Bond Fund

Sentinel Tax-Free Income Fund

Sentinel New York Tax-Free Income Fund

Sentinel Pennsylvania Tax-Free Trust

Sentinel Government Securities Fund

Sentinel Short Maturity Government Fund

Sentinel U.S. Treasury Money Market Fund

Member of
FORUM for INVESTOR ADVICE
Investment Professionals Helping Investors

This brochure is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

Distributed by
Sentinel Financial Services Company
National Life Drive
Montpelier, Vermont 05604
(800) 233-4332
www.sentinelfunds.com

                                -----------------
                                    PRSRT STD
                                U.S. POSTAGE PAID
                                  LANCASTER, PA
                                  Permit No. 91
                                -----------------

ITEM 2. CODE OF ETHICS

--------------------------------------------------------------------------------
Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

--------------------------------------------------------------------------------
Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

--------------------------------------------------------------------------------
Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

--------------------------------------------------------------------------------
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

--------------------------------------------------------------------------------
Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

--------------------------------------------------------------------------------
Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

--------------------------------------------------------------------------------
Not applicable.

ITEM 10. CONTROLS AND PROCEDURES

--------------------------------------------------------------------------------

(a) The registrant's principal executive officer and principal financial and accounting officer, after evaluating the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) as of a date within ninety days of the filing date of this Form N-CSR, have concluded that the registrant's disclosure controls and procedures are adequate and effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, nor were there any significant deficiencies or material weaknesses in the registrant's internal controls. As a result, no corrective actions were required or undertaken.

ITEM 11. EXHIBITS

--------------------------------------------------------------------------------

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Group Funds, Inc.


By: /s/ Thomas H. MacLeay
    ------------------------------------
Name: Thomas H. MacLeay
Title: Chairman & Chief Executive
       Officer

Date: July 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John M. Grab, Jr.
    ------------------------------------
Name: John M. Grab, Jr.
Title: Vice President & Chief Financial
       Officer

Date: July 29, 2004